UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to June 30, 2014

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 135.5%	SHARES	VALUE (Note 3)
COMMON STOCKS - 55.8%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$477,307

Consumer Discretionary - 7.8%
Ark Restaurants Corp. (c)	61,172	1,360,465
Carriage Services, Inc.	8,110	138,924
CBS Corp., Class B *	132,400	8,227,336
CBS Outdoor Americas, Inc. *	116,500	3,807,220
China Century Dragon Media, Inc. (3)†(b)	150,272	—
China Networks International Holdings Ltd. (2)†	2,287,278	137,008
ClubCorp Holdings, Inc. (c)	106,745	1,979,052
DEMC Ltd., Class A (3)†(b)	6,539	65,390
DEMC Ltd., Class B (3)†(b)	10,488	—
DIRECTV †	455,976	38,762,520
Ford Motor Co.	547,447	9,437,986
FTD Cos., Inc. †	168,685	5,362,496
General Motors Co. *	16,411	595,719
G-III Apparel Group Ltd. †	33,300	2,719,278
Goodyear Tire & Rubber Co./The	1,551	43,087
Groupe Fnac (France) (2)†	12,706	661,960
Hilton Worldwide Holdings, Inc. †	99,900	2,327,670
Installed Building Products, Inc. †	81,799	1,002,038
Lands’ End, Inc. †	496,572	16,674,888
Meritage Homes Corp. †	4,682	197,627
Morgans Hotel Group Co. †	72,691	576,440
MTR Gaming Group, Inc. †	132,556	709,175
Murphy USA, Inc. †	316,077	15,453,004
New Media Investment Group, Inc. †	93,756	1,322,897
News Corp., Class A †	238,349	4,275,981
Penn National Gaming, Inc. †	496,266	6,024,669
RG Barry Corp.	197,890	3,750,015
School Specialty, Inc. (2)†	9,166	1,017,426
Sirius XM Holdings, Inc. †	263,200	910,672
Time Warner Cable, Inc. *	335,114	49,362,292
Time Warner, Inc.	98,203	6,898,761
Time, Inc. †	297,285	7,200,243
Twenty-First Century Fox, Inc., Class A	316,104	11,111,056
Twenty-First Century Fox, Inc., Class B	358,472	12,270,497
Vince Holding Corp. †	33,300	1,219,446

		215,603,238

Consumer Staples - 1.9%
Central Garden and Pet Co. †(c)	131,869	1,200,008
Central Garden and Pet Co.,
Class A †(c)	221,846	2,040,983
Hillshire Brands Co./The	390,933	24,355,126
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	9,610	13
Pinnacle Foods, Inc.	168,957	5,558,685
Safeway, Inc.	566,372	19,449,215

		52,604,030

Energy - 2.8%
Alpha Natural Resources, Inc. †	77,136	286,175
Bourbon SA (France) (2)	57,449	1,807,325

	SHARES	VALUE (Note 3)
Energy - 2.8% (continued)
Cal Dive International, Inc. †	178,956	$236,222
Chesapeake Energy Corp.	4,289	133,302
Equal Energy Ltd. (c)	1,301,517	7,054,222
Forest Oil Corp. †	123,952	282,611
Gulf United Energy, Inc. (2)†	1,959,798	1,176
Integrated Drilling Equipment Holdings Corp. (2)†	74,362	204,496
Mission NewEnergy Ltd. (Australia) (2)†	20,132	163
National Oilwell Varco, Inc.	421,049	34,673,385
Oil States International, Inc. †	136,866	8,771,742
ONEOK, Inc.	252,328	17,178,490
Royal Dutch Shell PLC ADR (Netherlands)	54,746	4,509,428
SAExploration Holdings, Inc. (Canada) †	28,601	241,964
Surge Energy, Inc. (Canada)	170,311	1,248,144
Tourmaline Oil Corp. (Canada) †	44,365	2,339,136

		78,967,981

Financials - 19.7%
1st United Bancorp, Inc.	695,002	5,990,917
American Realty Capital Healthcare Trust, Inc. REIT	2,086,081	22,717,422
American Realty Capital Properties, Inc. REIT	31,926	400,033
Aquasition Corp. (United Kingdom) †	850,000	8,678,500
Ashford Hospitality Prime, Inc. REIT	289,843	4,973,706
Ashford Hospitality Trust, Inc. REIT	1,664,917	19,213,142
Aspen Insurance Holdings Ltd.	465,887	21,160,588
Banco Santander Brasil SA (Brazil)	2,257	15,445
Banco Santander Brasil SA ADR (Brazil)	58,146	402,370
Boulevard Acquisition Corp. (2)†	1,007,912	9,877,538
Brixmor Property Group, Inc. REIT	99,900	2,292,705
Brookfield Asset Management, Inc., Class A (Canada) (c)	176,351	7,762,971
Cambridge Capital Acquisition Corp. †	1,478,400	14,429,184
Capitol Acquisition Corp. II †(c)	1,439,912	14,082,339
CareTrust REIT, Inc. REIT †(c)	193,208	3,825,518
Cash America International, Inc. (c)	120,402	5,349,461
Chart Acquisition Corp. (2)†	1,268,625	12,660,877
Chatham Lodging Trust REIT	213,148	4,667,941
Cis Acquisition Ltd., Class A (Russian Federation) (2)†(c)	850,000	8,712,500
Collabrium Japan Acquisition Corp. (United Kingdom) (2)†(c)	595,000	6,241,550
Essex Property Trust, Inc. REIT	32,353	5,982,393
Federal Home Loan Mortgage Corp. †	341,246	1,317,210
Federal National Mortgage Association †	346,333	1,354,162
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(b)(c)	219,450	—
Gaming and Leisure Properties, Inc. REIT	593,408	20,158,070
Garnero Group Acquisition Co. (Brazil) †	2,430,200	24,374,906
Global Defense & National Security Systems, Inc. †	835,800	8,550,234

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 19.7% (continued)
Hennessy Capital Acquisition Corp. †	756,000	$7,363,440
Heritage Financial Corp./WA	111,750	1,798,057
HF2 Financial Management, Inc. †	1,309,327	13,486,068
Highclere Holdings Ltd. (3)†(b)	5,758	—
Hudson City Bancorp, Inc.	3,832,215	37,670,673
Huntington Bancshares, Inc./OH	949	9,053
Iberiabank Corp.	36	2,491
Levy Acquisition Corp. (2)†	1,890,000	18,295,200
Meadowbrook Insurance Group, Inc.	16,820	120,936
Mercantile Bank Corp.	54,579	1,248,768
Navient Corp.	1,494,721	26,471,509
New Residential Investment Corp. REIT	951,722	5,995,849
Newcastle Investment Corp. REIT (2)	1,131,338	5,419,109
Nicholas Financial, Inc.	593,502	8,522,689
North Valley Bancorp †	88,798	1,934,908
NorthStar Realty Finance Corp. REIT	1,712,050	29,755,429
Old National Bancorp/IN	98,682	1,409,179
OmniAmerican Bancorp, Inc.	342,794	8,569,850
Patriot National Bank ADR (3)†(b)	2,000,000	1,472,060
Prime Acquisition Corp. (China) (2)†	17,092	38,970
Protective Life Corp.	59,501	4,125,204
Quartet Merger Corp. †	907,200	9,144,576
Resource Capital Corp. REIT	37,500	211,125
Retail Opportunity Investments Corp. REIT	97,526	1,534,084
ROI Acquisition Corp. II †	882,000	8,670,060
Signature Bank †	82,092	10,358,369
Silver Eagle Acquisition Corp. †	1,971,250	19,219,687
Simon Property Group, Inc. REIT	39,634	6,590,342
SLM Corp.	1,414,168	11,751,736
Starwood Property Trust, Inc. REIT	345,764	8,218,810
Starwood Waypoint Residential Trust REIT †	53,081	1,391,253
Sunstone Hotel Investors, Inc. REIT	64,750	966,718
SWS Group, Inc. †	48,488	352,993
Taylor Capital Group, Inc. †	44,338	947,946
Terreno Realty Corp. REIT	27,355	528,772
TF Financial Corp.	130,802	5,556,469
TICC Capital Corp. (2)	8,252	81,695
Tower Group International Ltd.	2,075,206	3,735,371
Umpqua Holdings Corp.	202,036	3,620,485
United Bancorp, Inc./MI †	139,600	1,740,812
Washington Prime Group, Inc. REIT †	331,923	6,220,237
Wintrust Financial Corp.	216,157	9,943,222
WL Ross Holding Corp. †	2,898,000	29,849,400

		549,535,286

Health Care - 10.1%
Acadia Healthcare Co., Inc. †(c)	18,898	859,859
Access Pharmaceuticals, Inc. †	219,590	64,779
Acorda Therapeutics, Inc. †	411	13,855
AdCare Health Systems, Inc. †	158,880	680,006
Allergan, Inc. *	116,360	19,690,439
AstraZeneca PLC ADR (United Kingdom)	205,387	15,262,308
Authentidate Holding Corp. †(c)	261,423	172,539

	SHARES	VALUE (Note 3)
Health Care - 10.1% (continued)
Chelsea Therapeutics International Ltd. (3)†(b)	4,668,137	$387,409
Chemed Corp.	25,503	2,390,141
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	49
Covidien PLC (Ireland)	468,031	42,207,036
Emeritus Corp. †	512,116	16,208,471
Ensign Group, Inc./The	147,062	4,570,687
Forest Laboratories, Inc. †	527,628	52,235,173
Furiex Pharmaceuticals, Inc. †	251,398	26,693,440
Gentiva Health Services, Inc. †	102,663	1,546,105
Heron Therapeutics, Inc. †	55,500	683,760
Idenix Pharmaceuticals, Inc. †	788,895	19,012,369
InspireMD, Inc. †	332	979
Mallinckrodt PLC †*	9,179	734,504
Medical Action Industries, Inc. †	114,004	1,565,275
NeoStem, Inc. †	32,400	211,248
Nordion, Inc. (Canada) †	1,571,101	19,733,029
Prothena Corp. PLC (Ireland) †	95,971	2,164,146
QLT, Inc. (Canada) †	258,185	1,595,583
Questcor Pharmaceuticals, Inc.	217,101	20,079,671
Rotech Healthcare, Inc. (3)†(b)	16,828	218,863
RXi Pharmaceuticals Corp. †	3,161	9,546
Shire PLC ADR (Ireland)	56,089	13,208,399
Teva Pharmaceutical Industries Ltd. ADR (Israel)	84,606	4,435,047
Theravance Biopharma, Inc. (Cayman Islands) †	108,543	3,460,351
Theravance, Inc. †	379,902	11,313,482
Transcept Pharmaceuticals, Inc.	122,838	244,448

		281,652,996

Industrials - 4.2%
Aegean Marine Petroleum
Network, Inc. (Greece)	4,568	46,091
AGCO Corp.	47,131	2,649,705
Allegion PLC (Ireland)	458,801	26,004,841
Alliant Techsystems, Inc.	5,579	747,140
Allied Defense Group, Inc./The (3)†(b)	190,011	11,401
Civeo Corp. †(c)	652,679	16,336,555
Dover Corp. (c)	73,775	6,709,836
Foster Wheeler AG (Switzerland)	760,537	25,911,496
Genco Shipping & Trading Ltd. †	3,188,449	2,997,142
Genesee & Wyoming, Inc., Class A †	1,235	129,675
Ingersoll-Rand PLC	112,375	7,024,561
Kratos Defense & Security Solutions, Inc. †	67,232	524,410
Layne Christensen Co. †	10,008	133,106
MasTec, Inc. †	72,486	2,234,015
MergeWorthRx Corp. (3)†(b)	663,038	5,344,086
NOW, Inc. †	321,210	11,631,014
Orbital Sciences Corp. †	57,356	1,694,870
Pingtan Marine Enterprise Ltd. (China) †	755,352	1,933,701
Premier Alliance Group, Inc. †	91,767	75,249
Schawk, Inc.	74,967	1,526,328
Titan Machinery, Inc. †	341	5,613
WaterFurnace Renewable Energy, Inc.	50,778	1,442,370

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	3

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 4.2% (continued)
XPO Logistics, Inc. †	74,575	$2,134,336

		117,247,541

Information Technology - 5.1%
AutoNavi Holdings Ltd. ADR (China) †	904,652	18,907,227
Blackhawk Network Holdings, Inc., Class B †	281,749	7,564,961
CommScope Holding Co., Inc. †(c)	32,478	751,216
Compuware Corp.	448,853	4,484,041
Descartes Systems Group, Inc./The (Canada) †	34,872	500,064
EMC Corp.	275,025	7,244,159
Fusion-io, Inc. †*	175,900	1,987,670
Intel Corp.	139,107	4,298,406
Knowles Corp. †	454,926	13,984,425
Leidos Holdings, Inc.	235,202	9,017,645
ModusLink Global Solutions, Inc. †	78,535	293,721
ON Semiconductor Corp. †	260,595	2,381,838
OpenTable, Inc. †*	2,000	207,200
Orckit Communications Ltd. (Israel) †	15,174	455
PLX Technology, Inc. †	553,050	3,578,234
Riverbed Technology, Inc. †	613,337	12,653,142
Science Applications International Corp.	134,401	5,935,148
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
SouthPeak Interactive Corp. (3)†(b)	1,500,000	14,550
Telestone Technologies Corp. (China) (2)†	115,818	11,582
Tokyo Electron Ltd. (Japan) (2)	448,644	30,577,030
TriQuint Semiconductor, Inc. †	63,496	1,003,872
United Online, Inc.	120,489	1,253,086
Web.com Group, Inc. †	52,500	1,515,675
Yahoo!, Inc. †	410,800	14,431,404

		142,598,651

Materials - 0.7%
Ainsworth Lumber Co., Ltd. (Canada) †	1,578,546	4,097,814
China GengSheng Minerals, Inc. (China) †	17,371	2,606
Edgewater Exploration Ltd. (Canada) (2)†	399,100	24,311
Energy Fuels, Inc. (Canada) †	14,400	108,636
Jaguar Mining, Inc. (3)†(b)	167,949	124,715
Lafarge SA (France) (2)	40,041	3,481,933
Lion One Metals Ltd. (Canada) †	740,315	242,829
Lumina Copper Corp. (Canada) †	765,413	7,079,918
Mines Management, Inc. †	16,120	18,054
RTI International Metals, Inc. †	16,610	441,660
Southern Arc Minerals, Inc. (Canada) (3)†(b)	248,481	10,479
Sulliden Gold Corp. Ltd. (Canada) †	1,114,210	1,440,991
Texas Industries, Inc. †	2,998	276,895
Vale SA ADR (Brazil)	195,535	2,326,867

		19,677,708

	SHARES	VALUE (Note 3)
Telecommunication Services - 1.0%
Cleveland Unlimited ADR (3)†(b)	1	$521,334
Level 3 Communications, Inc. †	16,356	718,192
Telephone & Data Systems, Inc.	97,547	2,546,952
tw telecom, Inc. †	51,047	2,057,705
Verizon Communications, Inc.	1	49
Ziggo NV (Netherlands) (2)	459,343	21,243,004

		27,087,236

Utilities - 2.5%
Integrys Energy Group, Inc.	212	15,080
ONE Gas, Inc.	444,624	16,784,556
Pepco Holdings, Inc.	1,080,461	29,691,068
UNS Energy Corp.	359,714	21,730,323

		68,221,027

TOTAL COMMON STOCKS (cost $1,502,412,041)		1,553,673,001

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 8.2%	SHARES	VALUE (Note 3)
Consumer Discretionary - 0.9%
Sealy Corp., $25.00 par, 8.000% ,07/15/16 (3)†(b)(d)	299,636	$23,671,244

Consumer Staples - 1.3%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% , 12/31/49 (e)	96,625	10,044,169
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500%, 12/31/49 (2)(e)(f)	62,897	6,380,114
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 (2)(e)	16,750	20,739,515

		37,163,798

Energy - 2.2%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% , 05/17/15 (2)(e)(f)	1,475	1,888,000
Energy XXI Bermuda Ltd., Perpetual Preferred Stock, $250.00 par, 5.625%, 12/31/49 (2)(e)	9,535	2,616,166
McDermott International, Inc. (Panama), $25.00 par, 6.250%, 04/01/17 (2)	156,800	4,312,471
Sanchez Energy Corp., Perpetual Preferred Stock, Series A, $50.00 par, 4.875%, 12/31/49 (2)†(e)	411,250	37,706,484
Sanchez Energy Corp., Perpetual Preferred Stock, Series B, $50.00 par, 6.500%, 12/31/49 (2)†(e)	140,250	13,438,755

		59,961,876

Financials - 0.6%
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% , 12/31/49 †(e)	160,975	9,294,696
iStar Financial, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500%, 12/31/49 †(e)	50,625	3,252,656
Ramco-Gershenson Properties Trust, Perpetual Preferred Stock, Series D, $50.00 par, 7.250%, 12/31/49 (2)†(e)	88,725	5,343,020

		17,890,372

Health Care - 0.5%
Amsurg Corp., Series A-1, $100.00 par, 5.250% , 07/01/17 †	81,475	8,204,532
Omnicare Capital Trust II, Series B, $50.00 par, 4.000%, 06/15/33 †	54,925	4,478,585

		12,683,117

Industrials - 0.0% (a)
Timberjack Corp. ADR, $188,000.00 par, 8.000%, 12/31/16 (3)†(b)	188,000	5,106

Utilities - 2.7%
Dominion Resources, Inc., $50.00 par, 6.375% , 07/01/17 †	57,575	3,029,884
Dominion Resources, Inc., Series A, $49.00 par, 6.125%, 04/01/16	233,650	13,469,923
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16	242,350	14,061,147
Exelon Corp., $50.00 par, 6.500%, 06/01/17 †	62,150	3,352,781
NextEra Energy, Inc., $50.00 par, 5.889%, 09/01/15	97,050	6,307,280
NextEra Energy, Inc., $50.00 par, 5.799%, 09/01/16	241,275	13,769,564
NextEra Energy, Inc., $50.00 par, 5.599%, 06/01/15	338,150	22,437,977

		76,428,556

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $225,916,174)		227,804,069

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	5

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CORPORATE BONDS - 15.1%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Communications - 0.3%
Interactive Network, Inc./FriendFinder Networks, Inc. (3)(b)(g)	14.000%	12/20/18	$ 849		$874,523
WCP Wireless Site Fund 144A (2)(f)	6.829%	11/15/15		3,325	3,464,567
WCP Wireless Site Fund 144A (2)(f)	9.247%	11/15/15		3,000	3,154,332

					7,493,422

Consumer Discretionary - 2.3%
Baker & Taylor Acquisitions Corp. 144A (2)(c)(f)	15.000%	04/01/17		3,027	2,845,380
Brookstone Co., Inc. (3)(b)(f)(g)	13.000%	10/15/14		516	229,620
Cenveo Corp. 144A (2)(c)(f)	6.000%	08/01/19		2,500	2,500,000
Cenveo Corp. 144A (2)(c)(f)	8.500%	09/15/22		1,675	1,662,437
Cenveo Corp. (2)	8.875%	02/01/18		3,755	3,941,886
Ceridian LLC/Comdata, Inc. 144A (2)(c)(f)	8.125%	11/15/17		150	151,500
Clear Channel Communications, Inc. 144A (2)(f)	10.000%	01/15/18		5,000	4,831,250
CSC Holdings LLC 144A (2)(c)(f)	5.250%	06/01/24		2,525	2,483,969
Empire Today LLC/Empire Today Finance Corp. (3)(b)(f)	11.375%	02/01/17		3,250	3,347,500
Exide Technologies (2)(c)(g)	8.625%	02/01/18		12,425	7,455,000
Gibson Brands Escrow Corp. 144A (2)(f)	8.875%	08/01/18		4,675	4,809,406
Global Partners LP/GLP Finance Corp. 144A (2)(c)(f)	6.250%	07/15/22		300	300,000
Group 1 Automotive, Inc. (3)(b)(c)(f)	5.000%	06/01/22		1,800	1,800,000
IDQ Holdings, Inc. 144A (2)(f)	11.500%	04/01/17		4,325	4,768,313
Landry’s, Inc. 144A (2)(c)(f)	9.375%	05/01/20		7,356	8,091,600
Live Nation Entertainment, Inc. 144A (2)(c)(f)	5.375%	06/15/22		300	303,750
Nielsen Finance LLC/Nielsen Finance Co. 144A (2)(f)	5.000%	04/15/22		800	806,000
Roust Trading Ltd., Series AI (Virgin Islands, British) (2)(h)	10.000%	05/31/16		819	695,901
Scientific Games International, Inc. 144A (2)(c)(f)	6.625%	05/15/21		12,600	12,474,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 144A (2)(f)	10.250%	07/15/19		800	899,000

					64,396,512

Consumer Staples - 0.8%
Beam Suntory, Inc. (2)(c)	3.250%	05/15/22		2,650	2,619,806
Beam Suntory, Inc. (2)(c)	3.250%	06/15/23		1,350	1,327,709
C&S Group Enterprises LLC 144A (2)(f)	5.375%	07/15/22		1,675	1,683,375
Central Garden and Pet Co. (2)(c)	8.250%	03/01/18		7,525	7,807,187
Hearthside Group Holdings LLC/Hearthside Finance Co. 144A (2)(c)(f)	6.500%	05/01/22		150	149,625
JBS USA LLC/JBS USA Finance, Inc. 144A (2)(f)	5.875%	07/15/24		4,200	4,189,500
US Foods, Inc. (2)(c)	8.500%	06/30/19		4,572	4,894,326

					22,671,528

Energy - 2.7%
Athlon Holdings LP/Athlon Finance Corp. 144A (2)(c)(f)	6.000%	05/01/22		800	828,000
ATP Oil & Gas Corp. (3)(b)(g)	11.875%	05/01/15		4,025	60,375
Baytex Energy Corp. 144A (Canada) (2)(c)(f)	5.125%	06/01/21		1,250	1,257,812
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (3)(b)(c)	13.750%	12/01/15		5,800	5,742,000
CGG SA 144A (France) (2)(f)	6.875%	01/15/22		3,250	3,241,875
ContourGlobal Power Holdings SA 144A (Luxembourg) (2)(c)(f)	7.125%	06/01/19		200	199,600
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21		373	422,700
Energy XXI Gulf Coast, Inc. 144A (2)(c)(f)	6.875%	03/15/24		3,350	3,417,000
EOAL Cyprus Holdings Ltd. (3)(b)	0.200%	06/30/15		238	2,385
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15		4,100	41
EOAL Cyprus Holdings Ltd. (2)	20.000%	06/30/15		400	5,997
EPL Oil & Gas, Inc. (2)	8.250%	02/15/18		6,150	6,580,500
Forest Oil Corp. (2)	7.250%	06/15/19		12,205	12,082,950
Forest Oil Corp., Series WI (3)(b)(c)	7.500%	09/15/20		5,825	5,766,750

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Energy - 2.7% (continued)
Global Geophysical Services, Inc. (2)(g)	10.500%	05/01/17		$150	$55,500
Gold Point Energy Corp. (3)(b)	4.500%	05/01/15		1,140	—
Golden Close Maritime Corp. Ltd. MTN (Liberia) (2)	11.000%	12/09/15		1,902	1,987,771
Green Field Energy Services, Inc. (3)(b)(f)(g)	13.250%	11/15/16		2,073	155,475
Hilcorp Energy I LP/Hilcorp Finance Co. 144A (2)(f)	5.000%	12/01/24		800	800,000
Ithaca Energy, Inc. 144A (Canada) (2)(f)	8.125%	07/01/19		2,075	2,075,000
Legacy Reserves LP/Legacy Reserves Finance Corp. 144A (2)(c)(f)	6.625%	12/01/21		800	812,000
Lonestar Resources America, Inc. 144A (2)(c)(f)	8.750%	04/15/19		4,175	4,216,750
Norshore Atlantic BV (Netherlands) (3)(b)(f)	12.000%	12/21/18		4,550	4,766,125
Plains Exploration & Production Co. (2)	6.875%	02/15/23		7,775	9,096,750
Prospector Finance II SA (Luxembourg) (3)(b)	7.750%	06/19/19		4,000	4,000,000
Songa Offshore (Cyprus) (2)	7.500%	12/11/18	NOK	25,500	3,939,002
Songa Offshore (Cyprus) (3)(b)	8.400%	05/17/18		15,000	2,451,560

					73,963,918

Financials - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 144A (Ireland) (2)(c)(f)	3.750%	05/15/19		$800	806,000
BPA Laboratories, Inc. (3)(b)(c)(f)	12.250%	04/01/17		5,875	6,345,000
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands) (3)(b)(c)(f)	11.500%	11/15/19		6,412	6,957,020
Cogent Communications Finance, Inc. 144A (2)(c)(f)	5.625%	04/15/21		900	893,250
Global Investments Group Finance Ltd. 144A (Virgin Islands, British) (2)(f)	11.000%	09/24/17		2,200	2,227,500
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15		1,627	848,200
ING Capital Funding Trust III, Perpetual Bond, Series 9 (3)(b)(c)(e)(i)	3.834%	12/31/49		3,875	3,875,000
Jasper Explorer PLC (Cyprus) (3)(b)(f)	13.500%	05/27/16		6,000	5,340,000
Kistefos AS (Norway) (3)(b)(i)	11.240%	07/03/15	NOK	72,500	12,469,738
Lehman Brothers Holdings, Inc. MTN (3)†(b)(g)	5.625%	01/24/16		$33,650	6,519,687
MBIA Insurance Corp. 144A (2)(f)(i)	11.486%	01/15/33		3,925	3,061,500
National Money Mart Co. (Canada) (2)	10.375%	12/15/16		14,250	15,015,937
Nuveen Investments, Inc. 144A (2)(c)(f)	9.500%	10/15/20		3,175	3,762,375
Radian Group, Inc. (2)	5.500%	06/01/19		2,800	2,859,500
Synovus Financial Corp. (2)	5.125%	06/15/17		1,375	1,433,437
Washington Mutual Bank/Debt not acquired by JPMorgan, Bank Note (2)(g)	0.000%	05/01/09		27,750	7,527,188
Weyerhaeuser Real Estate Co. 144A (2)(c)(f)	4.375%	06/15/19		300	300,750
Weyerhaeuser Real Estate Co. 144A (2)(c)(f)	5.875%	06/15/24		300	308,625

					80,550,707

Health Care - 1.0%
Crimson Merger Sub, Inc. 144A (2)(c)(f)	6.625%	05/15/22		2,725	2,704,562
Education Management LLC/Education Management Finance Corp. (3)(b)(c)(h)	16.000%	07/01/18		9,251	4,625,250
Endo Finance LLC & Endo Finco, Inc. 144A (2)(f)	5.375%	01/15/23		1,675	1,672,906
Envision Healthcare Corp. 144A (2)(c)(f)	5.125%	07/01/22		1,250	1,260,938
Gentiva Health Services, Inc. (2)	11.500%	09/01/18		14,350	15,318,625
Tenet Healthcare Corp. 144A (2)(f)	5.000%	03/01/19		1,250	1,267,188

					26,849,469

Industrials - 1.2%
Allegiant Travel Co. (2)(c)	5.500%	07/15/19		300	304,875
American Airlines, Inc. (3)†(b)(f)	7.500%	03/15/16		9,134	9,487,942
Ardagh Packaging Finance PLC 144A (Ireland) (2)(f)	7.375%	10/15/17		3,420	3,609,126
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A (Ireland) (2)(f)	6.000%	06/30/21		300	299,625

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	7

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)

Industrials - 1.2% (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A (Ireland) (2)(f)	7.375%	10/15/17		$2,010	$2,121,153
Edgen Murray Corp. (3)(b)(c)(f)	8.750%	11/01/20		4,495	5,135,538
Gates Global LLC/Gates Global Co. 144A (2)(c)(f)	6.000%	07/15/22		800	800,000
Quad/Graphics, Inc. (3)(b)(c)(f)	7.000%	05/01/22		4,175	4,175,000
Tempel Steel Co. 144A (2)(c)(f)	12.000%	08/15/16		5,625	5,568,750
West Corp. 144A (2)(f)	5.375%	07/15/22		800	792,000
Western Express, Inc. 144A (2)(c)(f)	12.500%	04/15/15		2,300	1,863,000

					34,157,009

Information Technology - 1.9%
Advanced Micro Devices, Inc. 144A (2)(c)(f)	7.000%	07/01/24		1,250	1,276,563
Belden, Inc. 144A (2)(c)(f)	5.250%	07/15/24		150	151,125
Boxer Parent Co., Inc. 144A (2)(d)(f)	9.750%	10/15/19		3,750	3,656,250
Goodman Networks, Inc., Series WI (2)(h)	12.125%	07/01/18		30,818	33,822,755
Pegasus Solutions, Inc. (3)(b)(d)(f)(g)	13.000%	04/15/14		4,616	4,293,001
Seagate HDD Cayman 144A (Cayman Islands) (2)(c)(f)	4.750%	01/01/25		8,400	8,337,000
SouthPeak Interactive Corp. (3)(b)(g)	29.000%	12/31/14		1,091	104,546

					51,641,240

Materials - 1.2%
ArcelorMittal (Luxembourg) (2)(c)	4.250%	02/25/15		975	990,844
ArcelorMittal (Luxembourg) (2)(c)	4.250%	08/05/15		2,575	2,642,594
ArcelorMittal (Luxembourg) (2)(c)	9.500%	02/15/15		775	812,781
Compass Minerals International, Inc. 144A (2)(f)	4.875%	07/15/24		800	800,000
Constellium NV 144A (Netherlands) (2)(c)(f)	5.750%	05/15/24		250	262,500
Momentive Performance Materials, Inc., Series WI (2)(c)	8.875%	10/15/20		13,550	14,464,625
Momentive Performance Materials, Inc. (2)(g)	9.000%	01/15/21		14,350	11,910,500
Northland Resources AB (Sweden) (3)(b)(f)	4.000%	10/15/20		913	31,957
Texas Industries, Inc. (2)(c)	9.250%	08/15/20		2,600	2,944,500

					34,860,301

Telecommunication Services - 0.6%
SBA Communications Corp. 144A (2)(f)	4.875%	07/15/22		2,500	2,468,750
tw telecom holdings, Inc., Series WI (2)(c)	5.375%	10/01/22		2,450	2,679,687
Virgin Media Finance PLC (United Kingdom) (2)(c)	4.875%	02/15/22		11,400	10,744,500
Wind Acquisition Finance SA 144A (Luxembourg) (2)(f)	4.750%	07/15/20		1,675	1,687,563

					17,580,500

Utilities - 0.2%
Atlantic Offshore AS (Norway) (3)(b)(i)	11.730%	06/27/15	NOK	12,000	2,083,520
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 144A (2)(c)(f)(g)	10.000%	12/01/20		$25,200	2,394,000
Ferrellgas LP/Ferrellgas Finance Corp. 144A (2)(f)	6.750%	01/15/22		150	156,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. (2)(c)	5.500%	06/01/24		1,675	1,695,938

					6,330,208

TOTAL CORPORATE BONDS (cost $433,093,960)					420,494,814

CONVERTIBLE BONDS - 40.6%
Consumer Discretionary - 6.1%
Carriage Services, Inc. 144A (2)(f)	2.750%	03/15/21		6,100	6,344,000
Cenveo Corp. (2)	7.000%	05/15/17		1,800	2,131,875
Exide Technologies (3)(b)(g)(i)	0.000%	09/18/13		650	97,500
JAKKS Pacific, Inc. 144A (2)(f)	4.250%	08/01/18		5,775	6,190,078

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Consumer Discretionary - 6.1% (continued)
JAKKS Pacific, Inc. 144A (2)(f)	4.500%	11/01/14		$1,550	$1,557,750
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.875%	06/01/20		6,250	6,089,844
Lennar Corp. 144A (2)(f)	2.750%	12/15/20		9,175	17,518,515
Lennar Corp. 144A (2)(f)	3.250%	11/15/21		12,850	23,660,062
M/I Homes, Inc. (2)	3.000%	03/01/18		1,800	1,963,125
M/I Homes, Inc. (2)	3.250%	09/15/17		2,300	2,880,750
Meritage Homes Corp. (2)	1.875%	09/15/32		2,475	2,600,297
MGM Resorts International (2)	4.250%	04/15/15		10,800	15,855,750
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24		70	1,796
Regis Corp. (2)	5.000%	07/15/14		11,075	11,081,922
Ryland Group, Inc./The (2)	1.625%	05/15/18		5,750	7,992,500
Sirius XM Radio, Inc. 144A (2)(f)	7.000%	12/01/14		5,643	10,718,173
Standard Pacific Corp. (2)	1.250%	08/01/32		11,275	14,171,266
Tesla Motors, Inc. (2)	1.500%	06/01/18		9,125	18,478,125
TRW Automotive, Inc. (2)	3.500%	12/01/15		6,650	20,199,375

					169,532,703

Consumer Staples - 1.3%
Herbalife Ltd. 144A (Cayman Islands) (2)(f)	2.000%	08/15/19		10,975	10,206,750
Rite Aid Corp. (2)	8.500%	05/15/15		300	847,875
Vector Group Ltd. (2)(i)	2.500%	01/15/19		10,950	14,634,795
Vector Group Ltd. (2)(i)	3.750%	11/15/14		6,504	10,044,615

					35,734,035

Energy - 1.6%
Alpha Natural Resources, Inc. (2)	3.750%	12/15/17		2,400	2,073,000
Alpha Natural Resources, Inc. (2)	4.875%	12/15/20		800	619,500
Amyris, Inc. 144A (2)(c)(f)	6.500%	05/15/19		6,075	6,052,219
Cal Dive International, Inc. (2)	5.000%	07/15/17		2,275	1,935,172
Emerald Oil, Inc. 144A (2)(f)	2.000%	04/01/19		3,100	3,398,375
Goodrich Petroleum Corp. (2)	5.000%	10/01/29		1,000	1,028,125
James River Coal Co. (2)(g)	10.000%	06/01/18		310	24,800
PDC Energy, Inc. 144A (2)(f)	3.250%	05/15/16		4,950	7,950,937
Polarcus Ltd. MTN 144A (Norway) (2)(f)	2.875%	04/27/16		400	386,400
Renewable Energy Group, Inc. (2)	2.750%	06/15/19		3,650	4,026,406
Scorpio Tankers, Inc. 144A (2)(f)	2.375%	07/01/19		3,500	3,500,000
USEC, Inc. (2)(g)	3.000%	10/01/14		19,875	5,068,125
Vantage Drilling Co. (Cayman Islands) (2)	7.875%	09/01/42		4,625	5,388,125
Vantage Drilling Co. 144A (Cayman Islands) (2)(f)	5.500%	07/15/43		1,775	1,932,531
ZaZa Energy Corp. 144A (2)(f)	9.000%	08/01/17		3,550	2,611,469

					45,995,184

Financials - 12.4%
American Equity Investment Life Holding Co. 144A (2)(f)	5.250%	12/06/29		15,875	41,007,109
American Realty Capital Properties, Inc. (2)	3.000%	08/01/18		10,700	10,867,187
American Realty Capital Properties, Inc. (2)	3.750%	12/15/20		2,125	2,216,641
Annaly Capital Management, Inc. (2)	5.000%	05/15/15		3,150	3,220,875
Ares Capital Corp. (2)	5.750%	02/01/16		4,425	4,701,563
Ares Capital Corp. 144A (2)(f)	5.125%	06/01/16		3,025	3,246,203
AV Homes, Inc. (2)	7.500%	02/15/16		8,830	9,403,950
AV Homes, Inc. (2)	7.500%	02/15/16		6,643	6,842,290
Cowen Group, Inc. 144A (2)(f)	3.000%	03/15/19		4,550	4,820,156
E*TRADE Financial Corp., Series A (2)	0.000%	08/31/19		1,775	3,658,719
Element Financial Corp. 144A (Canada) (2)(f)	5.125%	06/30/19	CAD	8,975	9,054,484
Encore Capital Group, Inc. 144A (2)(f)	3.000%	07/01/20		$1,300	1,513,688
Ezcorp, Inc. 144A (2)(f)	2.125%	06/15/19		2,475	2,437,875
Gain Capital Holdings, Inc. 144A (2)(f)	4.125%	12/01/18		3,325	3,262,656

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	9

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Financials - 12.4% (continued)
Health Care REIT, Inc. (2)	3.000%	12/01/29		$2,400	$2,962,500
iStar Financial, Inc. (2)	3.000%	11/15/16		2,800	3,967,250
KCAP Financial, Inc. (2)	8.750%	03/15/16		4,000	4,625,000
Kilroy Realty LP 144A (2)(f)	4.250%	11/15/14		7,390	12,835,506
Lexington Realty Trust 144A (2)(f)	6.000%	01/15/30		7,550	12,240,438
Meadowbrook Insurance Group, Inc. (2)	5.000%	03/15/20		2,575	2,726,281
MF Global Holdings Ltd. (2)(g)	3.375%	08/01/18		1,609	723,044
MGIC Investment Corp. (2)	2.000%	04/01/20		6,600	9,825,750
MGIC Investment Corp. (2)	5.000%	05/01/17		20,525	23,809,000
NorthStar Realty Finance LP 144A (2)(f)	5.375%	06/15/33		300	546,000
PHH Corp. (2)	6.000%	06/15/17		8,125	15,864,063
Prospect Capital Corp. 144A (2)(f)	4.750%	04/15/20		3,925	3,873,484
Radian Group, Inc. (2)	2.250%	03/01/19		12,800	19,184,000
Radian Group, Inc. (2)	3.000%	11/15/17		16,100	23,284,625
Resource Capital Corp. (2)	6.000%	12/01/18		1,350	1,360,969
Ryman Hospitality Properties, Inc. 144A (2)(f)	3.750%	10/01/14		17,025	39,114,938
SL Green Operating Partnership LP 144A (2)(f)	3.000%	10/15/17		5,925	8,154,281
Spirit Realty Capital, Inc. (2)	2.875%	05/15/19		1,575	1,575,000
Spirit Realty Capital, Inc. (2)	3.750%	05/15/21		775	778,391
Stewart Information Services Corp. (2)	6.000%	10/15/14		6,125	15,017,734
Tower Group International Ltd. (2)(c)	5.000%	09/15/14		12,750	10,996,875
Volkswagen International Finance NV 144A (Netherlands) (2)(f)	5.500%	11/09/15	EUR	13,500	21,679,853
ZAIS Financial Corp. 144A (2)(f)	8.000%	11/15/16		$3,400	3,470,125

					344,868,503

Health Care - 3.3%
Accuray, Inc. (2)	3.750%	08/01/16		700	797,562
Accuray, Inc., Series A (2)	3.500%	02/01/18		3,025	5,356,141
Acorda Therapeutics, Inc. (2)	1.750%	06/15/21		875	907,266
Affymetrix, Inc. (2)	4.000%	07/01/19		4,725	7,929,141
Albany Molecular Research, Inc. 144A (2)(f)	2.250%	11/15/18		1,525	2,186,469
ARIAD Pharmaceuticals, Inc. 144A (2)(f)	3.625%	06/15/19		1,825	1,771,527
BioMed Realty LP 144A (2)(f)	3.750%	01/15/30		2,250	2,881,406
Exelixis, Inc. (2)	4.250%	08/15/19		2,525	2,133,625
Healthways, Inc. 144A (2)(f)	1.500%	07/01/18		2,000	2,190,000
Illumina, Inc. (2)	0.250%	03/15/16		1,225	2,632,984
Illumina, Inc. 144A (2)(f)	0.000%	06/15/19		1,675	1,720,016
Molina Healthcare, Inc. (2)	3.750%	10/01/14		1,875	2,684,766
PDL BioPharma, Inc. (2)	2.875%	02/15/15		1,400	2,544,500
Regeneron Pharmaceuticals, Inc. (2)	1.875%	10/01/16		11,925	40,030,734
Sequenom, Inc. (2)	5.000%	10/01/17		7,325	7,865,219
Spectrum Pharmaceuticals, Inc. 144A (2)(f)	2.750%	12/15/18		5,600	5,834,500
Theravance, Inc. (2)	2.125%	01/15/23		1,600	2,307,000

					91,772,856

Industrials - 3.2%
Aegean Marine Petroleum Network, Inc. (Greece) (2)	4.000%	11/01/18		1,000	1,008,750
AGCO Corp. (3)(b)	1.250%	12/15/36		47	65,608
Alliant Techsystems, Inc. (2)	3.000%	08/15/24		—	—
CBIZ, Inc. 144A (2)(f)	4.875%	10/01/15		1,400	1,839,250
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/14		1,850	—
GenCorp, Inc. (2)	4.063%	12/31/39		3,575	7,612,516
General Cable Corp. (2)(h)	4.500%	11/15/29		1,745	1,727,550
Hawaiian Holdings, Inc. (2)	5.000%	03/15/16		300	542,250
JetBlue Airways Corp., Series A-C (2)	6.750%	10/15/39		4,000	8,920,000
Layne Christensen Co. 144A (2)(f)	4.250%	11/15/18		1,700	1,538,500
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(f)	0.750%	04/05/17	EUR	2,800	6,396,712

The accompanying notes are an integral part of these financial statements.	(Continued)

10	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Industrials - 3.2% (continued)
MasTec, Inc. (2)	4.250%	12/15/14	$2,400	$4,792,500
Meritor, Inc. (2)(h)	4.625%	03/01/26	2,000	2,132,500
Navistar International Corp. (2)	3.000%	10/15/14	875	883,750
Terex Corp. (2)	4.000%	06/01/15	11,325	28,928,297
Titan International, Inc. 144A (2)(f)	5.625%	01/15/17	7,575	13,502,437
UTi Worldwide, Inc. 144A (Virgin Islands, British) (2)(f)	4.500%	03/01/19	8,825	9,387,594

				89,278,214

Information Technology - 11.4%
Blucora, Inc. 144A (2)(f)	4.250%	04/01/19	1,675	1,835,172
Ciena Corp. 144A (2)(f)	3.750%	10/15/18	14,700	20,184,938
Ciena Corp. 144A (2)(f)	4.000%	03/15/15	2,900	3,467,313
Ciena Corp., Series WI (2)	4.000%	12/15/20	13,175	18,255,609
Convergys Corp. (2)	5.750%	09/15/29	7,825	15,625,547
Finisar Corp. 144A (2)(f)	5.000%	10/15/29	400	748,750
GT Advanced Technologies, Inc. (2)	3.000%	10/01/17	3,325	8,266,781
j2 Global, Inc. (2)	3.250%	06/15/29	2,475	2,510,578
Microchip Technology, Inc. (2)	2.125%	12/15/37	10,650	20,348,156
Micron Technology, Inc. (2)	2.375%	05/01/32	6,225	21,421,781
Micron Technology, Inc. (2)	3.125%	05/01/32	11,229	37,813,658
Micron Technology, Inc., Series F (2)	2.125%	02/15/33	1,375	4,173,984
ModusLink Global Solutions, Inc. 144A (2)(f)	5.250%	03/01/19	7,600	7,063,250
Nuance Communications, Inc. (2)	2.750%	11/01/31	600	599,250
Palo Alto Networks, Inc. 144A (2)(f)	0.000%	07/01/19	1,525	1,573,609
Photronics, Inc. (2)	5.500%	10/01/14	2,200	3,803,250
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	411
Powerwave Technologies, Inc. 144A (2)(f)(g)	2.750%	07/15/41	3,900	39,000
Quantum Corp. (2)	4.500%	11/15/17	1,650	1,628,344
Rambus, Inc. 144A (2)(f)	1.125%	08/15/18	5,600	7,399,000
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	12/31/14	2,500	239,510
SunEdison, Inc. 144A (2)(f)	0.250%	01/15/20	1,675	1,793,297
SunEdison, Inc. 144A (2)(f)	2.000%	10/01/18	27,550	46,886,656
SunEdison, Inc. 144A (2)(f)	2.750%	01/01/21	6,675	11,522,719
SunPower Corp. (2)	4.500%	03/15/15	625	1,147,656
VeriSign, Inc. (2)	3.250%	08/15/37	27,135	41,160,403
Vishay Intertechnology, Inc. 144A (2)(f)	2.250%	11/15/40	3,475	4,189,547
Web.com Group, Inc. (2)	1.000%	08/15/18	7,900	8,477,688
WebMD Health Corp. (2)	2.250%	03/31/16	5,075	5,217,734
WebMD Health Corp. 144A (2)(f)	1.500%	12/01/20	17,025	18,950,953

				316,344,544

Materials - 0.6%
A.M. Castle & Co. 144A (2)(f)	7.000%	12/15/17	925	1,192,672
Cemex SAB de CV (Mexico) (2)	3.750%	03/15/18	1,625	2,464,922
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16	3,516	1
ShengdaTech, Inc. (3)(b)(f)(g)	6.000%	06/01/18	300	3,000
ShengdaTech, Inc. (3)(b)(f)(g)	6.500%	12/15/15	1,200	12,000
Sterlite Industries India Ltd. (India) (3)(b)	4.000%	10/30/14	5,350	5,350,000
Stillwater Mining Co. (2)	1.750%	10/15/32	4,825	7,020,375

				16,042,970

Utilities - 0.7%
NRG Yield, Inc. 144A (2)(f)	3.500%	02/01/19	17,600	20,889,000

TOTAL CONVERTIBLE BONDS (cost $1,085,782,756)				1,130,458,009

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	11

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 4.7%	SHARES	VALUE (Note 3)
Aberdeen Global Income Fund, Inc. (c)	15,400	$184,492
Adams Express Co. (2)(c)	32,211	442,901
Advent Claymore Convertible Securities and Income Fund (c)	7,913	149,081
Advent Claymore Convertible Securities and Income Fund II (c)	135,047	1,034,460
Advent Claymore Enhanced Growth & Income Fund (c)	53,824	554,387
Alliance California Municipal Income Fund, Inc. (c)	23,892	313,941
Alpine Global Dynamic Dividend Fund (c)	19,959	209,769
Alpine Global Premier Properties Fund (c)	72,771	541,416
Alpine Total Dynamic Dividend Fund (c)	67,227	599,665
Ares Dynamic Credit Allocation Fund, Inc. (c)	4,040	73,568
Avenue Income Credit Strategies Fund (c)	7,197	129,402
BlackRock Build America Bond Trust (c)	65,117	1,413,039
BlackRock California Municipal Income Trust (2)(c)	1,453	21,548
BlackRock Core Bond Trust (c)	171,931	2,400,157
BlackRock Corporate High Yield Fund, Inc.	108,723	1,336,206
BlackRock Credit Allocation Income Trust (c)	616,439	8,476,036
BlackRock EcoSolutions Investment Trust (c)	5,965	49,450
BlackRock Energy and Resources Trust (c)	47,070	1,269,478
BlackRock Enhanced Capital and Income Fund, Inc. (c)	88,135	1,298,229
BlackRock Enhanced Equity Dividend Trust (c)	651,820	5,468,770
BlackRock Global Opportunities Equity Trust (c)	335,175	5,044,384
BlackRock Income Opportunity Trust, Inc.	229,602	2,493,478
BlackRock International Growth and Income Trust (c)	297,439	2,450,897
BlackRock Long-Term Municipal Advantage Trust (c)	8,078	91,201
BlackRock Muni Intermediate Duration Fund, Inc. (c)	19,434	283,736
BlackRock MuniAssets Fund, Inc. (2)(c)	29,613	379,639
BlackRock Municipal Income Investment Quality Trust (c)	18,017	254,941
BlackRock Municipal Income Quality Trust (c)	9,479	133,749
BlackRock Municipal Target Term Trust (c)	52,449	1,065,239
BlackRock MuniEnhanced Fund, Inc. (c)	5,694	63,659
BlackRock MuniHoldings California Quality Fund, Inc. (c)	50,490	723,017
BlackRock MuniHoldings Investment Quality Fund (c)	25,525	354,287
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (c)	28,896	414,658
BlackRock MuniHoldings New York Quality Fund, Inc. (c)	4,298	59,183
BlackRock MuniHoldings Quality Fund II, Inc. (c)	8,407	111,393

CLOSED END FUNDS - 4.7% (continued)	SHARES	VALUE (Note 3)
BlackRock MuniHoldings Quality Fund, Inc. (c)	26,563	$350,897
BlackRock MuniYield California Fund, Inc. (c)	4,629	69,944
BlackRock MuniYield California Quality Fund, Inc. (c)	26,057	383,820
BlackRock MuniYield Investment Quality Fund (2)(c)	12,845	172,508
BlackRock MuniYield Michigan Quality Fund II, Inc. (c)	31,781	412,200
BlackRock MuniYield Michigan Quality Fund, Inc. (c)	39,559	552,639
BlackRock MuniYield New Jersey Fund, Inc. (c)	11,263	168,382
BlackRock MuniYield New Jersey Quality Fund, Inc. (c)	9,515	137,872
BlackRock MuniYield New York Quality Fund, Inc. (c)	3,526	46,473
BlackRock MuniYield Pennsylvania Quality Fund (c)	24,782	349,178
BlackRock MuniYield Quality Fund II, Inc. (c)	8,323	106,451
BlackRock MuniYield Quality Fund III, Inc. (c)	23,280	321,497
BlackRock Real Asset Equity Trust (c)	180,429	1,694,228
BlackRock Resources & Commodities Strategy Trust (c)	246,101	3,054,113
Blackstone/GSO Strategic Credit Fund (c)	18,017	320,162
CBRE Clarion Global Real Estate Income Fund (c)	166,209	1,514,164
Central Securities Corp. (c)	58,019	1,360,546
Cohen & Steers Closed-End Opportunity Fund, Inc. (c)	51,119	691,129
Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c)	30,376	773,373
Cohen & Steers Quality Income Realty Fund, Inc. (c)	143,392	1,613,160
Cohen & Steers REIT and Preferred Income Fund, Inc. (c)	98,272	1,771,844
Cohen & Steers Select Preferred and Income Fund, Inc. (2)(c)	21,995	581,108
Cohen & Steers Total Return Realty Fund, Inc. (c)	24,455	303,242
Cushing Renaissance Fund/The (c)	500	14,210
Cutwater Select Income Fund (c)	19,878	400,343
Delaware Investments Minnesota Municipal Income Fund II, Inc. (c)	9,684	137,029
DTF Tax-Free Income, Inc. (c)	8,938	145,689
Duff & Phelps Utility and Corporate Bond Trust, Inc. (c)	9,884	103,584
DWS High Income Opportunities Fund, Inc. (c)	51,469	760,197
DWS High Income Trust (c)	6,711	63,151
Eaton Vance California Municipal Bond Fund	50,904	590,995
Eaton Vance Limited Duration Income Fund	51,540	802,993
Eaton Vance Municipal Bond Fund	34,709	431,433

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 4.7% (continued)	SHARES	VALUE (Note 3)
Eaton Vance Municipal Bond Fund II	10,829	$138,828
Eaton Vance National Municipal Opportunities Trust	39,124	782,480
Eaton Vance New York Municipal Bond Fund	36,686	458,575
Eaton Vance Risk-Managed Diversified Equity Income Fund	165,241	1,906,881
Eaton Vance Short Duration Diversified Income Fund	28,803	441,838
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund (2)(c)	17,678	245,371
Eaton Vance Tax-Advantaged Dividend Income Fund	50,415	1,043,590
Ellsworth Fund Ltd. (c)	32,243	284,706
First Trust Aberdeen Emerging Opportunity Fund (2)	1,938	37,035
First Trust Aberdeen Global Opportunity Income Fund (c)	36,931	542,147
First Trust Enhanced Equity Income Fund (c)	37,129	536,885
First Trust High Income Long/Short Fund	69,211	1,256,180
First Trust Strategic High Income Fund II	10,411	170,220
Fort Dearborn Income Securities, Inc.	19,369	288,404
Franklin Limited Duration Income Trust	31,682	414,401
Gabelli Healthcare & WellnessRx Trust/The	7,263	75,099
General American Investors Co., Inc.	2,632	96,884
Guggenheim Build America Bonds Managed Duration Trust	9,497	209,314
Invesco Advantage Municipal Income Trust II	47,751	541,974
Invesco Bond Fund	62,979	1,207,937
Invesco California Value Municipal Income Trust	32,797	406,027
Invesco Dynamic Credit Opportunities Fund	30,431	394,081
Invesco High Income Trust II	1,360	23,310
Invesco Municipal Income Opportunities Trust	25,040	174,278
Invesco Municipal Opportunity Trust (2)	86,355	1,088,073
Invesco Municipal Trust	71,051	889,559
Invesco Pennsylvania Value Municipal Income Trust	2,279	30,675
Invesco Quality Municipal Income Trust	56,899	698,720
Invesco Trust for Investment Grade Municipals	60,708	791,025
Invesco Value Municipal Income Trust	25,698	385,213
John Hancock Hedged Equity & Income Fund	24,931	462,470
John Hancock Income Securities Trust	8,578	125,668
John Hancock Premium Dividend Fund	112,870	1,533,903
John Hancock Tax-Advantaged Dividend Income Fund	73,518	1,538,732
Liberty All Star Equity Fund	38,645	232,256
LMP Corporate Loan Fund, Inc.	4,390	52,768
LMP Real Estate Income Fund, Inc.	31,542	363,048
Macquarie Global Infrastructure Total Return Fund, Inc.	4,946	127,261

CLOSED END FUNDS - 4.7% (continued)	SHARES	VALUE (Note 3)
Madison Covered Call & Equity Strategy Fund	59,244	$520,755
MFS Investment Grade Municipal Trust	13,859	128,473
MFS Municipal Income Trust	13,103	86,480
Montgomery Street Income Securities, Inc.	15,456	257,806
Morgan Stanley Emerging Markets Fund, Inc.	8,945	143,478
Morgan Stanley Income Securities, Inc.	44,941	811,185
Neuberger Berman High Yield Strategies Fund, Inc.	6,642	91,992
Neuberger Berman Real Estate Securities Income Fund, Inc.	829	4,145
New America High Income Fund, Inc./The	9,184	92,207
Nuveen AMT-Free Municipal Income Fund	103,622	1,396,825
Nuveen Arizona Premium Income Municipal Fund	16,654	226,161
Nuveen Build America Bond Opportunity Fund	16,058	345,729
Nuveen Build American Bond Term Fund	48,414	992,487
Nuveen California AMT-Free Municipal Income Fund	71,772	978,252
Nuveen California Dividend Advantage Municipal Fund	18,781	262,183
Nuveen California Dividend Advantage Municipal Fund 2	16,604	231,958
Nuveen California Dividend Advantage Municipal Fund 3	38,891	497,416
Nuveen Connecticut Premium Income Municipal Fund	35,841	453,030
Nuveen Credit Strategies Income Fund	60,760	568,714
Nuveen Diversified Dividend & Income Fund	40,687	498,823
Nuveen Dividend Advantage Municipal Fund	67,292	951,509
Nuveen Dividend Advantage Municipal Fund 2	60,194	836,697
Nuveen Dividend Advantage Municipal Fund 3	94,193	1,288,560
Nuveen Dividend Advantage Municipal Income Fund	67,955	962,243
Nuveen Georgia Dividend Advantage Municipal Fund 2	18,723	240,216
Nuveen Global Equity Income Fund	63,772	939,362
Nuveen Intermediate Duration Municipal Term Fund	81,464	1,025,632
Nuveen Investment Quality Municipal Fund, Inc.	21,980	322,666
Nuveen Maryland Premium Income Municipal Fund	63,851	822,401
Nuveen Massachusetts Premium Income Municipal Fund	100	1,335
Nuveen Municipal Advantage Fund, Inc. (2)	96,298	1,294,245
Nuveen Municipal Market Opportunity Fund, Inc.	81,360	1,086,156
Nuveen Municipal Opportunity Fund, Inc.	99,967	1,410,534
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	35,298	484,642

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	13

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 4.7% (continued)	SHARES	VALUE (Note 3)
Nuveen New Jersey Premium Income Municipal Fund, Inc.	17,708	$250,391
Nuveen New York AMT-Free Municipal Income Fund	79,689	1,044,723
Nuveen New York Dividend Advantage Municipal Fund	18,434	253,099
Nuveen New York Performance Plus Municipal Fund, Inc.	12,267	177,258
Nuveen North Carolina Premium Income Municipal Fund	39,608	522,430
Nuveen Ohio Quality Income Municipal Fund	4,634	72,939
Nuveen Pennsylvania Investment Quality Municipal Fund	51,166	711,207
Nuveen Performance Plus Municipal Fund, Inc.	48,894	716,786
Nuveen Preferred & Income Term Fund	20,780	487,914
Nuveen Preferred Income Opportunities Fund	142,379	1,381,076
Nuveen Premier Municipal Income Fund, Inc. (2)	27,539	375,357
Nuveen Premium Income Municipal Fund 2, Inc.	125,772	1,740,684
Nuveen Premium Income Municipal Fund 4, Inc.	29,574	379,434
Nuveen Premium Income Municipal Fund, Inc.	81,260	1,104,323
Nuveen Quality Income Municipal Fund, Inc. (2)	114,858	1,575,852
Nuveen Quality Municipal Fund, Inc. (2)	74,377	975,082
Nuveen Quality Preferred Income Fund	163,695	1,393,044
Nuveen Quality Preferred Income Fund II	385,842	3,484,153
Nuveen Quality Preferred Income Fund III	68,416	593,851
Nuveen Select Quality Municipal Fund, Inc.	63,334	877,809
Nuveen Select Tax Free	1,442	20,303
Nuveen Select Tax Free 2	982	13,434
Nuveen Tax-Advantaged Dividend Growth Fund	13,924	226,961
Nuveen Texas Quality Income Municipal Fund	6,703	96,121
Nuveen Virginia Premium Income Municipal Fund	26,091	347,793
Petroleum & Resources Corp.	76,179	2,375,261
Putnam High Income Securities Fund	39,799	346,649
Putnam Managed Municipal Income Trust	47,112	337,793
Putnam Municipal Opportunities Trust	72,651	853,649
RMR Real Estate Income Fund	1,898	37,391
Stone Harbor Emerging Markets Total Income Fund	2,038	41,086
Templeton Global Income Fund	25,056	206,963
Transamerica Income Shares, Inc.	18,793	398,036
Tri-Continental Corp.	3,685	77,311
Voya Global Advantage and Premium Opportunity Fund	8,523	105,089
Voya Global Equity Dividend and Premium Opportunity Fund	76,410	741,177

CLOSED END FUNDS - 4.7% (continued)	SHARES	VALUE (Note 3)
Voya Infrastructure Industrials and Materials Fund	15,551	$288,938
Voya Natural Resources Equity Income Fund	59,972	689,678
Wells Fargo Advantage Global Dividend Opportunity Fund	121,132	1,028,411
Wells Fargo Advantage Income Opportunities Fund	7,653	73,163
Wells Fargo Advantage Multi- Sector Income Fund (2)	96,394	1,436,271
Western Asset Global Corporate Defined Opportunity Fund, Inc.	91,326	1,706,883
Western Asset Global High Income Fund, Inc.	14,305	183,819
Western Asset High Income Opportunity Fund, Inc.	39,216	239,218
Western Asset Income Fund	25,097	348,597
Western Asset Intermediate Muni Fund, Inc.	1,489	14,533
Western Asset Investment Grade Defined Opportunity Trust, Inc.	14,563	309,755
Western Asset Managed High Income Fund, Inc.	32,464	188,291
Western Asset Municipal High Income Fund, Inc.	36,769	271,355
Western Asset Municipal Partners Fund, Inc.	10,928	160,969
Western Asset Worldwide Income Fund, Inc.	43,258	568,843
Zweig Fund, Inc.	15,276	239,069

TOTAL CLOSED END FUNDS (cost $118,819,616)		132,428,345

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LOAN PARTICIPATIONS - 0.8%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Consumer Discretionary - 0.2%
Dex Media West, Inc. (2)(i)	8.000%	12/30/16	$1,451	$1,341,023
Exide Technologies (2)	9.000%	10/09/14	3,504	3,521,931
RH Donnelley, Inc. (2)(i)	9.750%	12/30/16	3,571	2,546,448

				7,409,402

Energy - 0.2%
Overseas Shipholding Group, Inc. (2)(g)(i)	0.000%	12/31/14	3,975	4,140,837

Financials - 0.1%
J.G. Wentworth LLC (2)(i)	7.000%	02/08/19	1,876	1,873,829

Materials - 0.1%
Momentive Performance Materials, Inc. (3)(b)(i)	4.000%	04/15/15	3,000	3,005,640

Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (2)(i)	3.250%	06/19/16	5,050	5,080,653

TOTAL LOAN PARTICIPATIONS (cost $21,730,533)				21,510,361

PREFERRED STOCKS - 0.4%	SHARES	VALUE (Note 3)
Financials - 0.3%
Ally Financial, Inc., Perpetual Preferred Stock, Series G 144A (2)(c)(e)(f)	2,175	$2,180,506
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series Z †(e)(i)	248,730	2,713,644
Federal National Mortgage Association, Perpetual Preferred Stock, Series S (2)†(e)(i)	248,730	2,574,355
First Bank, Inc., Perpetual Preferred Stock (3)†(b)(e)	2,458	898,796

		8,367,301

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A †(e)(i)	218,975	1,668,590

TOTAL PREFERRED STOCKS (cost $9,810,082)		10,035,891

RIGHTS - 0.0% (a)
Financials - 0.0% (a)
Quartet Merger Corp. (2)†	907,200	607,824

Health Care - 0.0% (a)
American Medical Alert Corp. (3)†(b)	283,523	2,835
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Community Health Systems, Inc. †(c)	2,402,200	160,707
Forest Laboratories, Inc. (3)†(b)	335,833	—

		163,542

	SHARES	VALUE (Note 3)
Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	$—

TOTAL RIGHTS (cost $—)		771,366

WARRANTS - 0.5%
Consumer Discretionary - 0.1%
EveryWare Global, Inc. (2)†	756,000	45,360
General Motors Co. †	356,485	894,777
Hemisphere Media Group, Inc. (2)†	743,407	877,220
IVS Group SA (Luxembourg) (2)†	590,301	290,988

		2,108,345

Energy - 0.0% (a)
Glori Energy, Inc. †	287,100	356,004
Green Field Energy Services, Inc. (3)†(b)	2,025	—
Harvest Natural Resources, Inc. (3)†(b)	51,454	21,840
Integrated Drilling Equipment Holdings Corp. (3)†(b)	680,000	27,200

		405,044

Financials - 0.3%
Aquasition Corp. (United Kingdom) †(c)	849,828	118,126
Associated Banc-Corp †	20,065	42,738
Boston Private Financial Holdings, Inc. †	97,674	523,533
Boulevard Acquisition Corp. (2)†(c)	504,000	257,040
Cambridge Capital Acquisition Corp. (3)†(b)(c)	1,478,400	517,440
Capitol Acquisition Corp. II †(c)	720,000	264,600
Chart Acquisition Corp. †(c)	1,268,625	577,224

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	15

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 0.3% (continued)
Cis Acquisition Ltd. (Russian Federation) †	850,000	$119,000
Collabrium Japan Acquisition Corp. (United Kingdom) †(c)	595,000	44,625
Comerica, Inc. †	9,708	46,501
Hennessy Capital Acquisition Corp. (2)†	756,000	340,200
Levy Acquisition Corp. †	945,000	350,595
Neostem (3)†(b)	243,000	9,375
Prime Acquisition Corp. (China) (3)†(b)	524,728	83,957
Quinpario Acquisition Corp. †	1,933,070	2,628,975
ROI Acquisition Corp. II †	882,000	202,860
Silver Eagle Acquisition Corp. (2)†	1,971,250	1,005,338
Valley National Bancorp †	49,509	21,289

		7,153,416

Health Care - 0.0% (a)
Cormedix, Inc. †(c)	75,400	30,160
Healthcare Corp. of America (3)†(b)	414,792	4,148
Mast Therapeutics, Inc. (3)†(b)	103,750	9,460
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	19,763
ReGeneRx Biopharmaceuticals, Inc. (2)†	240,000	9,120
Venaxis, Inc. (3)†(b)	24,000	10,080

		82,731

Industrials - 0.0% (a)
Arabella Exploration, Inc. (Hong Kong) †(c)	328,820	808,897
Jack Cooper Holdings Corp. (3)†(b)	2,223	333,450
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	39,500

		1,181,847

Information Technology - 0.1%
exceet Group SE (Germany) (3)†(b)	72,000	7,789
Global Eagle Entertainment, Inc. †	372,773	1,547,008
Net Element International, Inc. (Bulgaria) (3)†(b)	319,668	15,983
RMG Networks Holding Corp. †	631,210	176,739
Transwitch Corp. (3)†(b)	640,000	6

		1,747,525

Materials - 0.0% (a)
Plastec Technologies Ltd. (Hong Kong) (3)†(b)	56,004	—
Tecnoglass, Inc. (2)†	371,009	1,484,036

		1,484,036

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	4,252

TOTAL WARRANTS (cost $1,985,436)		14,167,196

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 9.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.030% (2)(j)(k)	89,353,192	$89,353,192
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(j)	167,311,152	167,311,152

TOTAL MONEY MARKET FUNDS (cost $256,664,344)		256,664,344

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.2%
Put - CBS Corp., Expires 07/19/2014, Strike $80.00	1,325	2,400,900
Put - CBS Outdoor Americas, Inc., Expires 07/19/2014, Strike $45.00	1,165	1,578,575
Put - Mallinckrodt PLC, Expires 10/18/2014, Strike $95.00	769	1,538,000

TOTAL PURCHASED OPTIONS (cost $5,775,818)		5,517,475

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $3,661,990,760)		3,773,524,871

	SHARES
SECURITIES SOLD SHORT - (56.6)%

COMMON STOCKS - (54.9)%

Consumer Discretionary - (7.4)%
Carriage Services, Inc.	(189,233)	(3,241,561)
Comcast Corp., Class A	(884,715)	(47,491,501)
JAKKS Pacific, Inc. †	(516,758)	(3,999,707)
Lennar Corp., Class A	(904,428)	(37,967,887)
Liberty Global PLC, Class A (United Kingdom) †	(104,821)	(4,635,185)
Liberty Global PLC, Class C (United Kingdom) †	(258,607)	(10,941,662)
M/I Homes, Inc. †	(102,166)	(2,479,569)
Matthews International Corp., Class A	(14,526)	(603,846)
Meritage Homes Corp. †	(24,688)	(1,042,081)
MGM Resorts International †	(529,048)	(13,966,867)
New Media Investment Group, Inc. †	(1)	(14)
Publicis Groupe SA (France) (2)	(8,755)	(742,043)
Regis Corp.	(45,581)	(641,781)
Ryland Group, Inc./The	(141,802)	(5,592,671)
Sirius XM Holdings, Inc. †	(3,138,604)	(10,859,570)
Standard Pacific Corp. †	(990,779)	(8,520,699)
Tesla Motors, Inc. †	(69,615)	(16,711,777)
Time Warner Cable, Inc.	(23,900)	(3,520,470)
Time, Inc. †	(1)	(24)
TRW Automotive Holdings Corp. †	(225,031)	(20,144,775)
Twenty-First Century Fox, Inc., Class A	(358,403)	(12,597,865)

		(205,701,555)

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Staples - (1.4)%
Alliance One International, Inc. †	(12,721)	$(31,803)
Bunge Ltd.	(53,777)	(4,067,692)
Herbalife Ltd.	(7,652)	(493,860)
Hillshire Brands Co./The	(56,600)	(3,526,180)
Post Holdings, Inc. †	(106,918)	(5,443,195)
Rite Aid Corp. †	(115,908)	(831,060)
Universal Corp.	(162,122)	(8,973,453)
Vector Group Ltd.	(770,775)	(15,939,627)

		(39,306,870)

Energy - (4.2)%
Alpha Natural Resources, Inc. †	(237,096)	(879,626)
Bristow Group, Inc.	(894)	(72,074)
Cal Dive International, Inc. †	(736,554)	(972,251)
Chesapeake Energy Corp.	(38,369)	(1,192,509)
Emerald Oil, Inc. †	(266,724)	(2,040,439)
Energy XXI Bermuda Ltd. (c)	(50,892)	(1,202,578)
Exterran Holdings, Inc.	(1,968)	(88,540)
Goodrich Petroleum Corp. †	(8,367)	(230,929)
McDermott International, Inc. †	(429,361)	(3,473,531)
National Oilwell Varco, Inc.	(421,049)	(34,673,385)
Oil States International, Inc. †	(23,394)	(1,499,322)
ONEOK, Inc.	(50,107)	(3,411,285)
PDC Energy, Inc. †	(101,568)	(6,414,019)
Polarcus Ltd. (Norway) (2)†	(155,079)	(87,118)
Renewable Energy Group, Inc. †	(112,760)	(1,293,357)
Royal Dutch Shell PLC ADR (Netherlands)	(54,794)	(4,767,626)
Sanchez Energy Corp. †	(1,187,490)	(44,637,749)
Scorpio Tankers, Inc. (Monaco)	(193,743)	(1,970,366)
Surge Energy, Inc. (Canada)	(168,044)	(1,231,530)
Tourmaline Oil Corp. (Canada) †	(44,702)	(2,356,904)
Vantage Drilling Co. †	(1,423,419)	(2,732,965)
ZaZa Energy Corp. †	(164,657)	(144,898)

		(115,373,001)

Financials - (14.7)%
American Equity Investment Life Holding Co.	(1,658,830)	(40,807,218)
American Realty Capital Properties, Inc. REIT	(278,397)	(3,488,314)
Annaly Capital Management, Inc. REIT	(1,663)	(19,008)
Ares Capital Corp.	(83,540)	(1,492,024)
Associated Banc-Corp	(9,873)	(178,504)
AV Homes, Inc. †	(306,407)	(5,009,754)
Banco Santander SA (Spain) (2)	(42,282)	(441,816)
BioMed Realty Trust, Inc. REIT	(126,305)	(2,757,238)
Boston Private Financial Holdings, Inc.	(90,309)	(1,213,753)
Cowen Group, Inc., Class A †	(597,561)	(2,521,707)
E*TRADE Financial Corp. †	(166,514)	(3,540,088)
Element Financial Corp. (Canada) †	(248,500)	(3,139,291)
Encore Capital Group, Inc. †	(23,600)	(1,071,912)
Endurance Specialty Holdings Ltd.	(239,683)	(12,365,246)
Essex Property Trust, Inc. REIT	(32,354)	(5,982,578)
Ezcorp, Inc., Class A †	(103,992)	(1,201,108)
Gain Capital Holdings, Inc.	(139,927)	(1,101,225)

	SHARES	VALUE (Note 3)
Financials - (14.7)% (continued)
Health Care REIT, Inc. REIT	(120,701)	$(7,564,332)
Heritage Financial Corp./WA	(113,392)	(1,824,477)
Hilltop Holdings, Inc. †	(10,644)	(226,291)
iStar Financial, Inc. REIT †	(374,332)	(5,607,493)
KCAP Financial, Inc.	(254,908)	(2,164,169)
Kilroy Realty Corp. REIT	(203,612)	(12,680,955)
Lexington Realty Trust REIT	(1,010,021)	(11,120,331)
M&T Bank Corp.	(322,125)	(39,959,606)
MB Financial, Inc.	(28,518)	(771,412)
MBIA, Inc. †	(187,813)	(2,073,456)
Meadowbrook Insurance Group, Inc.	(199,047)	(1,431,148)
Mercantile Bank Corp.	(54,787)	(1,253,527)
MGIC Investment Corp. †	(1,548,749)	(14,310,441)
National Penn Bancshares, Inc.	(334,670)	(3,540,809)
Navient Corp.	(660,975)	(11,705,867)
NorthStar Asset Management Corp., Inc. †	(856,026)	(15,151,660)
NorthStar Realty Finance Corp. REIT †	(884,997)	(14,884,753)
Old National Bancorp/IN	(194,923)	(2,783,500)
PacWest Bancorp	(1)	(43)
PHH Corp. †	(590,909)	(13,579,089)
Prospect Capital Corp.	(37,993)	(403,676)
Radian Group, Inc.	(2,118,167)	(31,370,053)
Ramco-Gershenson Properties Trust REIT	(259,033)	(4,305,128)
Resource Capital Corp. REIT	(77,027)	(433,662)
Ryman Hospitality Properties, Inc. REIT	(807,043)	(38,859,120)
Signature Bank †	(82,092)	(10,358,369)
SL Green Realty Corp. REIT	(62,092)	(6,793,486)
SLM Corp.	(660,975)	(5,492,702)
Southside Bancshares, Inc.	(156,286)	(4,526,043)
Spirit Realty Capital, Inc. REIT	(85,508)	(971,371)
Stewart Information Services Corp.	(475,544)	(14,746,619)
TICC Capital Corp. (2)	(8,252)	(81,695)
Trico Bancshares	(87,019)	(2,013,620)
Umpqua Holdings Corp.	(202,449)	(3,627,886)
Valley National Bancorp	(540,994)	(5,361,251)
Ventas, Inc. REIT	(332,986)	(21,344,403)
Wintrust Financial Corp.	(216,157)	(9,943,222)
ZAIS Financial Corp. REIT	(51,703)	(859,304)

		(410,455,753)

Health Care - (8.2)%
AbbVie, Inc.	(133,540)	(7,536,998)
Accuray, Inc. †	(560,757)	(4,934,661)
Acorda Therapeutics, Inc. †	(14,597)	(492,065)
Actavis PLC †	(175,483)	(39,141,483)
Affymetrix, Inc. †	(735,112)	(6,549,848)
Albany Molecular Research, Inc. †	(82,940)	(1,668,753)
Allergan, Inc.	(7,400)	(1,252,228)
Auxilium Pharmaceuticals, Inc. †	(73,722)	(1,478,863)
Brookdale Senior Living, Inc. †	(493,646)	(16,458,158)
Chemed Corp.	(25,487)	(2,388,642)
Exelixis, Inc. †	(354,094)	(1,200,379)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	17

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Health Care - (8.2)% (continued)
Healthways, Inc. †	(74,497)	$(1,306,677)
Illumina, Inc. †	(139,596)	(24,923,470)
Mallinckrodt PLC †	(124,878)	(9,992,737)
Medtronic, Inc.	(449,546)	(28,663,053)
Molina Healthcare, Inc. †	(58,427)	(2,607,597)
Omnicare, Inc.	(60,545)	(4,030,481)
PDL BioPharma, Inc.	(262,000)	(2,536,160)
Pfizer, Inc.	(378,984)	(11,248,245)
Regeneron Pharmaceuticals, Inc. †	(140,513)	(39,690,707)
Sequenom, Inc. †	(1,046,963)	(4,051,747)
Spectrum Pharmaceuticals, Inc. †	(385,743)	(3,136,090)
Theravance Biopharma, Inc. (Cayman Islands) †	(14,806)	(472,015)
Theravance, Inc. †	(69,800)	(2,078,644)
Valeant Pharmaceuticals International, Inc. †	(84,606)	(10,670,509)

		(228,510,210)

Industrials - (4.3)%
Aegean Marine Petroleum Network, Inc. (Greece)	(49,188)	(496,307)
AGCO Corp.	(1,167)	(65,609)
Allegion PLC (Ireland)	(2)	(113)
Alliant Techsystems, Inc.	(8,768)	(1,174,211)
CBIZ, Inc. †	(163,395)	(1,475,457)
Cenveo, Inc. †	(318,153)	(1,180,348)
Civeo Corp. †	(46,788)	(1,171,104)
GenCorp, Inc. †	(397,156)	(7,585,680)
General Cable Corp.	(42,600)	(1,093,116)
Genesee & Wyoming, Inc., Class A †	(1,211)	(127,155)
Hawaiian Holdings, Inc. †	(36,539)	(500,950)
JetBlue Airways Corp. †	(1,298,095)	(14,084,331)
L-3 Communications Holdings, Inc.	(277,071)	(33,456,323)
Layne Christensen Co. †	(47,445)	(631,018)
MasTec, Inc. †	(227,609)	(7,014,909)
Meritor, Inc. †	(32,413)	(422,666)
Navistar International Corp. †	(2,176)	(81,556)
NOW, Inc. †	(105,925)	(3,835,544)
Terex Corp.	(691,663)	(28,427,349)
Titan International, Inc.	(765,777)	(12,880,369)
UTi Worldwide, Inc. †	(413,891)	(4,279,633)

		(119,983,748)

Information Technology - (10.4)%
Applied Materials, Inc.	(1,461,899)	(32,965,822)
Blackhawk Network Holdings, Inc., Class B †	(31)	(832)
Blucora, Inc. †	(48,723)	(919,403)
Ciena Corp. †	(1,085,582)	(23,513,706)
Convergys Corp.	(603,199)	(12,932,587)
Finisar Corp. †	(34,098)	(673,436)
Global Eagle Entertainment, Inc. †	(255,465)	(3,167,766)
GT Advanced Technologies, Inc. †	(407,592)	(7,581,211)
j2 Global, Inc.	(24,797)	(1,261,175)
Microchip Technology, Inc.	(398,299)	(19,440,974)
Micron Technology, Inc. †	(1,864,691)	(61,441,568)

	SHARES	VALUE (Note 3)
Information Technology - (10.4)% (continued)
ModusLink Global Solutions, Inc. †	(901,983)	$(3,373,416)
Nuance Communications, Inc. †	(7,059)	(132,497)
Photronics, Inc. †	(432,751)	(3,721,659)
Quantum Corp. †	(706,284)	(861,667)
Rambus, Inc. †	(375,730)	(5,372,939)
RF Micro Devices, Inc. †	(113,103)	(1,084,658)
Riverbed Technology, Inc. †	(87,000)	(1,794,810)
SunEdison, Inc. †	(2,141,233)	(48,391,866)
SunPower Corp. †	(26,354)	(1,079,987)
VeriSign, Inc. †	(679,006)	(33,142,283)
Vishay Intertechnology, Inc.	(231,270)	(3,582,372)
VMware, Inc., Class A †	(46,479)	(4,499,632)
Web.com Group, Inc. †	(198,086)	(5,718,743)
WebMD Health Corp. †	(277,039)	(13,380,984)

		(290,035,993)

Materials - (0.7)%
A.M. Castle & Co. †	(62,962)	(695,100)
Cemex SAB de CV ADR (Mexico) †	(153,481)	(2,030,554)
First Quantum Minerals Ltd. (Canada)	(149,298)	(3,192,897)
Holcim Ltd. (Switzerland) (2)†	(40,041)	(3,517,098)
Martin Marietta Materials, Inc.	(2,182)	(288,133)
Rio Alto Mining Ltd. (Canada) †	(587,728)	(1,365,977)
RTI International Metals, Inc. †	(16,610)	(441,660)
Stillwater Mining Co. †	(338,597)	(5,942,377)
Vale SA ADR (Brazil)	(195,480)	(2,586,200)

		(20,059,996)

Telecommunication Services - (1.0)%
AT&T, Inc.	(668,398)	(23,634,553)
Level 3 Communications, Inc. †	(52,096)	(2,287,536)
United States Cellular Corp. †	(63,844)	(2,604,835)

		(28,526,924)

Utilities - (2.6)%
Dominion Resources, Inc.	(296,825)	(21,228,924)
Exelon Corp.	(58,600)	(2,137,728)
NextEra Energy, Inc.	(341,420)	(34,988,722)
NRG Yield, Inc., Class A	(249,537)	(12,988,401)
ONE Gas, Inc.	(12,527)	(472,894)
Wisconsin Energy Corp.	(212)	(9,947)

		(71,826,616)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $1,450,914,880)		(1,529,780,666)

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE BONDS - (1.0)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Consumer Discretionary - (0.4)%
Ford Motor Co. (2)	4.250%	11/15/16	$(4,825)	$(9,640,953)

Health Care - (0.2)%
Teva Pharmaceutical Finance Co. LLC, Series C (2)	0.250%	02/01/26	(4,075)	(5,208,359)

Information Technology - (0.4)%
Intel Corp. (2)	3.250%	08/01/39	(3,775)	(5,822,938)
ON Semiconductor Corp., Series B (2)	2.625%	12/15/26	(4,975)	(5,836,297)

				(11,659,235)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $24,821,345)				(26,508,547)

			SHARES
EXCHANGE TRADED FUNDS - 0.0% (a)
SPDR S&P Regional Banking ETF (proceeds $124,438)			(3,082)	(124,266)

PREFERRED STOCKS - (0.6)%

Consumer Discretionary - (0.6)%
Volkswagen AG (Germany) (2) (proceeds $12,487,648)			(60,872)	(15,943,388)

			PRINCIPAL AMOUNT (000’s)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Note (2) (proceeds $2,877,281)	0.250%	08/15/15	$(2,875)	(2,877,697)

TOTAL SECURITIES SOLD SHORT (proceeds $1,491,225,592)				(1,575,234,564)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 78.9% (cost $2,170,765,168)				2,198,290,307

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.1% (l)				587,152,483

NET ASSETS - 100.0%				$2,785,442,790

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $144,594,999 or 5.2% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2014, the value of these securities was $330,407,917. In addition, $558,326,003 of cash collateral was pledged.
(d)	Represents a Pay-in-Kind Stock.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2014.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at June 30, 2014.
(i)	Indicates a variable rate security. The interest rate shown represents the discount rate at June 30, 2014.
(j)	Represents annualized seven-day yield as of June 30, 2014.
(k)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and call options written.
*	All or a portion of this security has been segregated for covered call options written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	19

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

USD - United States Dollar

Credit default swap contracts buy protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.030%	329,825,000	$(23,047,100)	06/20/2019	$(5,835,843)
CitiBank, Inc.	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.580%	7,975,000	(110,283)	06/20/2019	(50,318)

						$(23,157,383)		$(5,886,161)

Credit default swap contracts sell protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.030%	26,325,000	$2,195,447	06/20/2019	$109,846

Cash held as collateral at CitiBank for credit default swap contracts was $36,152,004 at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

20	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open written options contracts outstanding at June 30, 2014:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
21	Allergan, Inc. (Exercise price $155)	J.P. Morgan	July 19, 2014	$(30,259)	$(30,240)	$19
21	Allergan, Inc. (Exercise price $160)	J.P. Morgan	July 19, 2014	(24,043)	(24,570)	(527)
21	Allergan, Inc. (Exercise price $165)	J.P. Morgan	July 19, 2014	(18,247)	(15,540)	2,707
21	Allergan, Inc. (Exercise price $155)	J.P. Morgan	September 20, 2014	(31,667)	(39,690)	(8,023)
21	Allergan, Inc. (Exercise price $160)	J.P. Morgan	September 20, 2014	(24,737)	(31,500)	(6,763)
1,325	CBS Corp., Class B (Exercise price $80)(2)	J.P. Morgan	July 19, 2014	(9,901)	(2,650)	7,251
1,165	CBS Outdoor Americas, Inc. (Exercise price $45)	J.P. Morgan	July 19, 2014	(6,668)	(5,825)	843
1,759	Fusion-io, Inc. (Exercise price $11)(2)	J.P. Morgan	September 20, 2014	(106,441)	(61,565)	44,876
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	January 15, 2016	(2,203,697)	(820,000)	1,383,697
769	Mallinckrodt PLC (Exercise price $95)	J.P. Morgan	October 18, 2014	(136,386)	(142,265)	(5,879)
20	OpenTable, Inc. (Exercise price $100)	J.P. Morgan	October 18, 2014	(8,599)	(7,200)	1,399
11	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	July 19, 2014	(11,267)	(18,370)	(7,103)
25	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	January 17, 2015	(24,098)	(47,750)	(23,652)

				$(2,636,010)	$(1,247,165)	$1,388,845

(2)	Level 2 security (See Note 5).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
4,316	Barclays Capital	S&P 500 E-Mini Futures	9/2014	$(415,692,528)	$(421,327,920)	$(5,635,392)
695	Barclays Capital	U.S. Treasury 10-Year Note Futures	9/2014	(86,811,120)	(86,994,453)	(183,333)
1,599	J.P. Morgan	U.S. Treasury 2-Year Note Futures	9/2014	(351,315,433)	(351,130,406)	185,027
499	J.P. Morgan	U.S. Treasury 5-Year Note Futures	9/2014	(59,688,369)	(59,611,008)	77,361

				$(913,507,450)	$(919,063,787)	$(5,556,337)

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $25,248,876 and $542,090, respectively at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	21

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 07/07/14	The Royal Bank of Scotland	CAD	996	$908	$933	$25
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	542,055	496,562	507,012	10,450
Euro, Expiring 09/17/14	Credit Suisse International	EUR	2,480,808	3,376,660	3,397,970	21,310
Euro, Expiring 07/09/14	The Royal Bank of Scotland	EUR	996,273	1,368,589	1,364,241	(4,348)
Euro, Expiring 08/07/14	The Royal Bank of Scotland	EUR	408,086	564,755	558,872	(5,883)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	6,369,484	8,643,882	8,724,300	80,418
Euro, Expiring 12/31/14	The Royal Bank of Scotland	EUR	5,891,540	8,032,291	8,073,235	40,944
Euro, Expiring 01/07/15	The Royal Bank of Scotland	EUR	64,828	89,500	88,838	(662)
British Pound, Expiring 04/07/15	The Royal Bank of Scotland	GBP	393,189	665,618	670,534	4,916
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	19,387,600	3,091,382	3,103,520	12,138

				$26,330,147	$26,489,455	$159,308

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(2,800,382)	$(2,564,498)	$(2,619,340)	$(54,842)
Canadian Dollar, Expiring 07/07/14	The Royal Bank of Scotland	CAD	(996)	(902)	(933)	(31)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(6,804,065)	(6,255,819)	(6,364,188)	(108,369)
Canadian Dollar, Expiring 09/30/14	The Royal Bank of Scotland	CAD	(1,553,807)	(1,447,196)	(1,452,889)	(5,693)
Euro, Expiring 07/09/14	The Royal Bank of Scotland	EUR	(3,390,962)	(4,599,473)	(4,643,397)	(43,924)
Euro, Expiring 08/07/14	The Royal Bank of Scotland	EUR	(2,021,638)	(2,780,660)	(2,768,623)	12,037
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(7,748,041)	(10,506,651)	(10,612,514)	(105,863)
Euro, Expiring 12/31/14	The Royal Bank of Scotland	EUR	(5,891,540)	(8,141,057)	(8,073,235)	67,822
Euro, Expiring 01/07/15	The Royal Bank of Scotland	EUR	(5,117,601)	(6,971,352)	(7,012,963)	(41,611)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(28,792)	(988)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(1,018,514)	(61,528)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(428,190)	(26,572)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(28,979)	(1,093)

The accompanying notes are an integral part of these financial statements.	(Continued)

22	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	$(28,010)	$(29,448)	$(1,438)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(3,439,378)	(5,845,878)	(5,882,356)	(36,478)
British Pound, Expiring 04/07/15	The Royal Bank of Scotland	GBP	(5,559,115)	(9,346,356)	(9,480,370)	(134,014)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(2,004,763)	(332,919)	(325,860)	7,059
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(4,058,740)	(665,891)	(659,720)	6,171
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(59,788)	(913)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,785,917)	77,373
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(226,424)	(3,830)
Norwegian Krone, Expiring 12/18/14	The Royal Bank of Scotland	NOK	(2,066,424)	(333,692)	(334,752)	(1,060)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(58,943)	(926)
Norwegian Krone, Expiring 03/19/15	The Royal Bank of Scotland	NOK	(2,082,751)	(334,977)	(336,342)	(1,365)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(58,120)	(946)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,332,197)	(80,723)
Norwegian Krone, Expiring 06/18/15	The Royal Bank of Scotland	NOK	(75,604,625)	(12,130,511)	(12,178,326)	(47,815)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(1,991,661)	(35,009)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,103,520)	163,411

				(86,435,143)	(86,896,301)	(461,158)

				$(60,104,996)	$(60,406,846)	$(301,850)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $2 and $129,438 at June 30, 2014.

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	23

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at June 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank Of America	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	5.5 years maturity 08/12/2019	$20,724

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United States
Herbalife Ltd.	(82,666)	$(5,355,930)	$20,667

Net Cash and Other Receivables/ (Payables) (b)			57

Swaps, at Value			$20,724

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Bank of America in the amount of $1,880,622 at June 30, 2014.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 10/16/2014	$(257,317)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Australand Property Group	6,357,064	$27,141,759	$(533,678)
David Jones Ltd.	9,075,895	33,618,918	104,634
Envestra Ltd.	2,763,291	3,022,933	517,154
Goodman Fielder Ltd.	8,985,601	5,766,008	(4,387)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
PanAust Ltd.	7,416,425	$15,420,337	$365,720
SAI Global Ltd.	2,986,382	14,273,335	140,747

			590,190

Total of Long Equity Positions			590,190

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Australia
APA Group	(258,601)	$(1,543,105)	$(138,792)
Stockland	(362,454)	(1,342,008)	16,346

			(122,446)

Total of Short Equity Positions			(122,446)

Total of Long and Short Equity Positions			467,744

Net Cash and Other Receivables/ (Payables) (b)			(725,061)

Swaps, at Value			$(257,317)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $47,533,125 at June 30, 2014.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	18 months maturity 06/22/2015	$(235,170)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
Caracal Energy, Inc.	1,439,161	$13,370,359	$122,635
Dixons Retail PLC	4,649	3,698	261
Heritage Oil PLC	1,762,489	9,518,135	112,986
Kentz Corp Ltd.	294,781	4,674,218	(3,864)

			232,018

Total of Long Equity Positions			232,018

Short Positions

United Kingdom
AMEC PLC	(683,761)	(13,193,414)	(1,004,786)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Carphone Warehouse Group PLC	(775)	$(4,080)	$(196)

			(1,004,982)

Total of Short Equity Positions			(1,004,982)

Total of Long and Short Equity Positions			(772,964)

Net Cash and Other Receivables/ (Payables) (b)			537,794

Swaps, at Value			$(235,170)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	25

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/10/2015	$55,687

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Blackhawk Network
Holdings, Inc.	8,872	$214,890	$23,323
Safeway, Inc.	54,000	1,834,433	19,927

			43,250

Total of Long Equity Positions			43,250

Net Cash and Other Receivables/ (Payables) (b)			12,437

Swaps, at Value			$55,687

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

26	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	13 months maturity ranging from 10/04/2014 - 04/20/2015	$537,563

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
AGCO Corp.	13,925,000	$18,753,229	$692,544
China Medical Technologies, Inc.	2,625,000	39,375	(36,094)
China Medical Technologies, Inc.	250,000	3,750	(3,437)
Digital Realty Trust LP	503,510	27,527,127	1,837,576
NorthStar Realty Finance Corp.	4,741,000	4,706,463	61,406
Penson Technologies LLC	8,943,219	9	1,096,340
Thompson Creek M	8,363	19,613	5,141
Time Warner Cable, Inc.	2,000	276,040	18,560
XM Satellite Radio, Inc.	6,376,000	12,317,176	(170,553)

			3,501,483

Total of Long Equity Positions			3,501,483

Short Positions

United States
AGCO Corp.	(267,991)	(14,490,273)	(576,181)
China Medical Technologies, Inc.	(45,264)	(115,876)	115,423

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CMS Energy Corp.	(7)	$(205)	$(13)
Comcast Corp.	(5,750)	(291,180)	(17,480)
Digital Realty Trust, Inc.	(503,511)	(26,774,735)	(2,590,027)
Penson Worldwide, Inc.	(217,523)	(25,668)	25,668

			(3,042,610)

Total of Short Equity Positions			(3,042,610)

Total of Long and Short Equity Positions			458,873

Net Cash and Other Receivables/ (Payables) (b)			78,690

Swaps, at Value			$537,563

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to J.P. Morgan in the amount of $39,810,004 at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	27

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 93.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b) (cost $13,795,275)	13,795,275	$13,795,275

TOTAL INVESTMENTS - 93.2% (cost $13,795,275)		13,795,275

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8% (c)		1,001,831

NET ASSETS - 100.0%		$14,797,106

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contract outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	9/2014	CHF	259,218	$(3,116)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contract in the amount of $2,430,000 at June 30, 2014.

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Barclays Capital	Amsterdam Index Futures	7/2014	$113,189	$113,173	$(16)
5	Barclays Capital	CAC40 Index Futures	7/2014	309,244	302,752	(6,492)
1	Barclays Capital	DAX Index Futures	9/2014	338,539	337,515	(1,024)
5	Barclays Capital	FTSE 100 Index Futures	9/2014	575,863	574,260	(1,603)
1	Barclays Capital	Hang Seng Index Futures	7/2014	147,958	149,051	1,093
1	Barclays Capital	IBEX 35 Index Futures	7/2014	149,654	148,645	(1,009)
2	Barclays Capital	MSCI Singapore Index Futures	7/2014	119,100	118,855	(245)
4	Barclays Capital	OMXS30 Index Futures	7/2014	82,946	82,585	(361)
28	Barclays Capital	S&P 500 E-Mini Futures	9/2014	2,699,144	2,733,361	34,217
3	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	480,064	485,656	5,592
2	Barclays Capital	SPI 200 Index Futures	9/2014	252,608	252,428	(180)
8	Barclays Capital	TOPIX Index Futures	9/2014	982,559	996,989	14,430

				6,250,868	6,295,270	44,402

Short Contracts:
6	Barclays Capital	Euro Stoxx 50 Index	9/2014	(267,737)	(265,535)	2,202

				$5,983,131	$6,029,735	$46,604

Cash held as collateral at Barclays Capital for futures contracts was $231,405 at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

28	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	121,000	$111,317	$113,462	$2,145
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	121,000	111,316	113,462	2,146
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	156,500	143,316	146,382	3,066
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	156,499	143,315	146,382	3,067
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	117,000	130,683	132,023	1,340
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	117,000	130,684	132,023	1,339
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	102,000	18,622	18,742	120
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	102,000	18,623	18,742	119
Euro, Expiring 09/17/14	Credit Suisse International	EUR	289,001	393,362	395,846	2,484
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	289,000	393,361	395,844	2,483
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	198,001	331,782	338,640	6,858
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	198,000	331,780	338,639	6,859
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	323,500	41,733	41,723	(10)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	358,500	46,248	46,237	(11)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	25,000	7,212	7,282	70
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	25,000	7,212	7,282	70
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	22,161,501	216,527	218,884	2,357
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	22,161,500	216,528	218,884	2,356
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	74,500	12,372	12,109	(263)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	74,500	12,372	12,110	(262)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	2,000	1,682	1,738	56
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	1,999	1,681	1,737	56
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	296,501	44,386	44,341	(45)
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	296,500	44,386	44,341	(45)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	26,500	21,089	21,253	164
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	26,500	21,089	21,253	164

				$2,952,678	$2,989,361	$36,683

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	29

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(58,000)	$(64,515)	$(65,448)	$(933)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(50,000)	(68,134)	(68,485)	(351)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(33,000)	(55,120)	(56,440)	(1,320)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(12,958,000)	(126,744)	(127,983)	(1,239)

				(314,513)	(318,356)	(3,843)

				$2,638,165	$2,671,005	$32,840

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $10,000 at June 30, 2014.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at June 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	13 months maturity 11/07/2014	$(11,877)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Alimentation Couche Tard, Inc.	2,900	$75,290	$4,151
Cameco Corp.	500	11,251	(1,443)
Canadian Tire Corp. Ltd.	1,058	94,906	6,596
CI Financial Corp.	700	22,623	370
Dollarama, Inc.	1,400	112,567	2,694
Encana Corp.	2,200	51,963	158
Enerplus Corp.	500	12,260	341
Finning International, Inc.	5,246	145,935	769
Gildan Activewear, Inc.	1,316	64,984	12,554
IAMGOLD Corp.	15,600	57,535	6,646
Kinross Gold Corp.	13,200	60,368	(5,690)
Magna International, Inc.	1,963	178,400	32,902
Methanex Corp.	600	38,765	(1,671)
Metro, Inc.	135	8,352	(6)
National Bank of Canada	200	7,992	491
Open Text Corp.	1,368	62,915	2,725
Pembina Pipeline Corp.	300	12,761	147
Precision Drilling Corp.	900	10,910	1,835
ShawCor Ltd.	1,700	75,772	18,768
Tim Hortons, Inc.	500	28,093	(742)
Vermilion Energy, Inc.	200	14,384	(467)
West Fraser Timber Co., Ltd.	500	26,753	(2,523)

			78,605

Total of Long Equity Positions			78,605

Short Positions

Canada
Agnico Eagle Mines Ltd.	(500)	(18,780)	(367)
Barrick Gold Corp.	(4,900)	(89,380)	(350)
BCE, Inc.	(1,700)	(73,200)	(3,909)
Bell Aliant, Inc.	(1,300)	(32,319)	(1,659)
Blackberry Ltd.	(1,200)	(11,711)	(593)
Bombardier, Inc.	(22,900)	(89,137)	8,229
CGI Group, Inc.	(1,100)	(38,903)	(85)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Eldorado Gold Corp.	(8,800)	$(57,650)	$(9,645)
Enbridge, Inc.	(657)	(28,812)	(2,362)
Fairfax Financial Holdings Ltd.	(100)	(40,283)	(7,158)
First Quantum Minerals Ltd.	(5,023)	(93,882)	(13,540)
Fortis, Inc.	(1,400)	(41,331)	(1,271)
Franco-Nevada Corp.	(800)	(42,504)	(3,417)
Goldcorp, Inc.	(2,900)	(77,170)	(3,765)
Manulife Financial Corp.	(3,114)	(61,045)	(853)
MEG Energy Corp.	(1,600)	(45,302)	(13,012)
Penn West Petroleum Ltd.	(1,300)	(11,576)	(1,119)
Potash Corp of Saskatchewan, Inc.	(1,362)	(47,083)	(4,714)
Silver Wheaton Corp.	(3,000)	(72,792)	(6,155)
SNC-Lavalin Group, Inc.	(2,398)	(104,403)	(21,716)
Sun Life Financial, Inc.	(339)	(11,737)	(723)
TransAlta Corp.	(1,100)	(13,102)	(382)
Yamana Gold, Inc.	(14,600)	(130,049)	9,916

			(78,650)

Total of Short Equity Positions			(78,650)

Total of Long and Short Equity Positions			(45)

Net Cash and Other Receivables/ (Payables) (b)			(11,832)

Swaps, at Value			$(11,877)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $1,200,001 at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	31

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	13 months maturity 08/22/2014	$31,052

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	1,996	$95,279	$27,037

United Kingdom
AMEC PLC	1,466	29,119	1,322
Anglo American PLC	519	13,101	(381)
Antofagasta PLC	1,201	17,420	(1,730)
Ashtead Group PLC	1,759	25,635	680
Associated British Foods PLC	1,963	100,095	2,281
BAE Systems PLC	3,394	24,898	241
Barratt Developments PLC	16,717	108,360	(1,548)
Berkeley Group Holdings PLC	1,281	56,691	(3,745)
British Sky Broadcasting Group PLC	831	11,914	938
BT Group PLC	14,325	92,664	1,467
Bunzl PLC	2,586	71,577	214
Centrica PLC	2,012	10,856	(104)
Drax Group PLC	3,857	52,561	(10,334)
DS Smith PLC	6,767	37,729	(5,683)
GKN PLC	15,558	102,379	(5,795)
Imperial Tobacco Group PLC	934	42,926	(907)
InterContinental Hotels Group PLC	526	20,804	957
ITV PLC	11,822	36,990	(964)
John Wood Group PLC	4,503	50,190	11,898
Mondi PLC	3,298	59,961	(86)
Persimmon PLC	1,869	42,786	(2,080)
Persimmon PLC	1,869	40	2,199
Petrofac Ltd.	1,339	30,283	(2,740)
Shire PLC	1,784	92,737	47,206
SSE PLC	2,579	69,963	(875)
Tate & Lyle PLC	973	10,959	425
Taylor Wimpey
PLC	31,660	62,008	(301)
Travis Perkins PLC	2,031	61,032	(4,153)
Vodafone Group PLC	33,019	123,222	(12,864)
Whitbread PLC	187	10,488	3,619

			19,157

Total of Long Equity Positions			46,194

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United Kingdom
Aberdeen Asset
Management PLC	(12,132)	$(80,397)	$(13,757)
Aggreko PLC	(1,621)	(48,158)	2,392
ARM Holdings PLC	(2,322)	(38,194)	3,278
ASOS PLC	(2,494)	(118,779)	(7,527)
Balfour Beatty PLC	(1,052)	(5,244)	1,024
Barclays PLC	(2,822)	(11,520)	1,240
Burberry Group PLC	(4,153)	(105,097)	(310)
Carnival PLC	(273)	(11,954)	1,656
Croda International PLC	(308)	(13,617)	2,017
Eurasian Natural Resources Corp. PLC	(15)	(58)	—
G4S PLC	(12,742)	(53,526)	(2,104)
Glencore Xstrata PLC	(15,117)	(82,748)	(1,495)
Hargreaves Lansdown PLC	(502)	(11,527)	899
Intertek Group PLC	(1,407)	(70,184)	4,030
J Sainsbury PLC	(3,251)	(17,127)	(422)
Ladbrokes PLC	(23,804)	(55,137)	(2,012)
Man Group PLC	(30,198)	(52,099)	(2,249)
Marks & Spencer
Group PLC	(1,561)	(12,692)	1,337
Old Mutual PLC	(5,059)	(15,679)	(1,417)
Pearson PLC	(629)	(10,978)	(1,441)
Royal Bank of Scotland Group PLC	(11,303)	(64,194)	669
RSA Insurance Group PLC	(1,353)	(11,029)	40
SABMiller PLC	(243)	(11,967)	(2,116)
Serco Group PLC	(21,770)	(144,243)	8,244
Standard Life PLC	(1,641)	(10,393)	(106)
Telecity Group PLC	(14,025)	(167,445)	(13,444)
Tesco PLC	(21,259)	(109,272)	5,949
Weir Group
PLC/The	(551)	(20,219)	(4,470)
William Hill PLC	(2,692)	(15,470)	356
WM Morrison Supermarkets PLC	(23,654)	(86,516)	12,331

			(7,408)

Total of Short Equity Positions			(7,408)

Total of Long and Short Equity Positions			38,786

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Net Cash and Other Receivables/ (Payables) (b)			(7,734)

Swaps, at Value			$31,052

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	13 months maturity 08/18/2014	$209,245

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Aozora Bank Ltd.	8,000	$24,011	$2,291
Asahi Kasei Corp.	4,000	28,690	1,932
Astellas Pharma, Inc.	1,400	18,561	(150)
Bridgestone Corp.	1,400	52,407	(3,375)
Calbee, Inc.	1,200	27,163	5,909
Casio Computer Co., Ltd.	2,700	30,998	8,219
Central Japan Railway Co.	800	91,574	22,625
Chiyoda Corp.	3,000	36,136	223
Citizen Holdings Co., Ltd.	3,900	31,195	(569)
Dai Nippon Printing Co., Ltd.	7,000	67,259	5,877
Daihatsu Motor Co., Ltd.	2,700	53,268	(5,218)
Daiwa Securities Group, Inc.	3,000	29,629	(3,636)
Denso Corp.	1,800	79,527	6,460
Dentsu, Inc.	400	15,769	521
Electric Power Development Co., Ltd.	500	16,382	(157)
Fuji Electric Co., Ltd.	22,000	93,177	11,215
Fuji Heavy Industries Ltd.	7,700	208,126	5,386
FUJIFILM Holdings Corp.	2,800	72,012	6,138
Fujitsu Ltd.	11,000	69,193	13,228
Hino Motors Ltd.	3,000	44,293	(2,904)
Hirose Electric Co., Ltd.	100	14,566	300
Hoya Corp.	2,200	58,115	15,030
Inpex Corp.	900	12,845	846

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Isuzu Motors Ltd.	9,000	$66,971	$(7,373)
ITOCHU Corp.	7,200	85,315	7,117
J Front Retailing Co., Ltd.	1,000	7,561	(540)
Japan Airlines Co., Ltd.	1,900	93,485	11,565
JFE Holdings, Inc.	3,200	62,053	4,136
JGC Corp.	3,000	108,051	(16,793)
JTEKT Corp.	1,900	29,047	3,012
JX Holdings, Inc.	4,700	22,692	2,459
KDDI Corp.	900	51,672	3,240
Keyence Corp.	100	41,864	1,864
Kobe Steel Ltd.	26,000	34,731	4,372
Konica Minolta, Inc.	3,700	33,747	2,824
LIXIL Group Corp.	200	4,692	722
Marubeni Corp.	4,000	28,486	790
Mazda Motor Corp.	11,000	51,409	213
Mitsubishi Electric Corp.	12,000	143,630	4,603
Mitsubishi Materials Corp.	11,000	33,388	5,203
Mitsubishi Motors Corp.	1,000	10,506	544
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,300	23,724	993
Mitsui & Co., Ltd.	2,800	44,542	347
MS&AD Insurance Group Holdings	2,200	48,852	4,319
Murata Manufacturing Co., Ltd.	300	26,066	2,068
Namco Bandai Holdings, Inc.	2,600	58,589	2,369
Nexon Co., Ltd.	400	3,156	667

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	33

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	4,000	$13,061	$(247)
Nippon Telegraph & Telephone Corp.	2,900	158,005	22,746
Nippon Yusen KK	5,000	14,449	(26)
NTT Data Corp.	1,000	38,396	61
Omron Corp.	1,400	50,925	8,112
Oriental Land Co., Ltd.	300	49,421	1,995
Osaka Gas Co., Ltd.	3,000	12,936	(330)
Otsuka Holdings Co., Ltd.	500	17,245	(1,740)
Panasonic Corp.	10,300	114,237	10,621
Resona Holdings, Inc.	13,500	70,900	7,769
Rohm Co., Ltd.	1,500	73,600	12,432
Secom Co., Ltd.	1,200	68,647	4,607
Sekisui Chemical Co., Ltd.	3,000	31,001	3,780
Shimamura Co., Ltd.	100	12,067	(2,223)
Showa Shell Sekiyu KK	4,700	47,447	5,978
Sojitz Corp.	34,600	57,841	3,347
Stanley Electric Co., Ltd.	300	7,039	788
Sumitomo Electric Industries Ltd.	900	12,267	403
Sumitomo Metal Mining Co., Ltd.	2,000	28,085	4,559
Sumitomo Mitsui Financial Group, Inc.	1,000	49,062	(7,105)
Suruga Bank Ltd.	1,000	17,431	1,993
Suzuki Motor Corp.	2,500	63,337	15,092
T&D Holdings, Inc.	4,200	51,000	6,127
Taiheiyo Cement Corp.	5,000	18,929	1,231
Taisei Corp.	17,000	92,362	1,855
THK Co., Ltd.	600	13,788	357
Tohoku Electric Power Co., Inc.	1,900	17,974	4,262
Tokio Marine Holdings, Inc.	2,600	77,010	8,566
Tokyo Electric Power Co., Inc	10,300	39,727	3,086
Tokyo Gas Co., Ltd.	9,000	49,849	2,723
Toppan Printing Co., Ltd.	3,000	23,472	(275)
TOTO Ltd.	6,000	95,053	(14,136)
Toyo Seikan Group Holdings Ltd.	2,000	35,761	(5,015)
Toyo Suisan Kaisha Ltd.	1,000	32,741	(1,917)
Yamato Holdings Co., Ltd.	2,500	47,747	4,075

			232,463

Total of Long Equity Positions			232,463

Short Positions

Japan
Acom Co., Ltd.	(5,600)	(17,162)	(9,509)
Advantest Corp.	(11,900)	(135,022)	(12,223)
Aeon Co., Ltd.	(800)	(10,801)	956

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
AEON Financial Service Co., Ltd.	(1,900)	$(48,778)	$(915)
Amada Co., Ltd.	(2,000)	(15,282)	(5,090)
Asahi Group Holdings Ltd.	(500)	(13,456)	(2,246)
Asics Corp.	(1,800)	(34,850)	(7,183)
Canon, Inc.	(400)	(12,518)	(554)
Credit Saison Co., Ltd.	(900)	(21,843)	3,104
Daiichi Sankyo Co., Ltd.	(1,600)	(27,748)	(2,159)
Dainippon Sumitomo Pharma Co., Ltd.	(5,900)	(99,700)	31,800
Disco Corp.	(200)	(12,073)	(1,367)
Eisai Co., Ltd.	(1,200)	(47,004)	(3,354)
Fast Retailing Co., Ltd.	(300)	(109,072)	10,243
Furukawa Electric Co., Ltd.	(49,000)	(119,214)	15,139
GS Yuasa Corp.	(13,000)	(67,422)	(15,411)
Hitachi Construction Machinery Co., Ltd.	(1,800)	(37,191)	1,263
Hitachi Ltd.	(8,000)	(58,198)	(435)
Hokkaido Electric Power Co., Inc.	(28,600)	(224,236)	3,464
Ibiden Co., Ltd.	(400)	(6,500)	(1,570)
Isetan Mitsukoshi Holdings Ltd.	(10,700)	(145,740)	6,320
Japan Steel Works Ltd./The	(22,000)	(92,063)	(4,509)
Kajima Corp.	(5,000)	(19,412)	(2,704)
Kansai Electric Power Co., Inc./The	(12,000)	(109,460)	(3,654)
Kawasaki Heavy Industries Ltd.	(12,000)	(52,109)	6,363
Kintetsu Corp.	(8,000)	(28,509)	(641)
Komatsu Ltd.	(1,400)	(28,522)	(3,976)
Konami Corp.	(3,700)	(86,875)	5,016
Kubota Corp.	(1,000)	(16,892)	2,702
Kyushu Electric Power Co., Inc.	(12,800)	(148,466)	4,364
Marui Group Co., Ltd.	(13,900)	(134,653)	1,106
Mitsubishi Gas Chemical Co., Inc.	(2,000)	(11,049)	(1,758)
Mitsubishi Logistics Corp.	(2,000)	(28,095)	(1,879)
Mitsui Chemicals, Inc.	(19,000)	(47,198)	(4,788)
Nabtesco Corp.	(400)	(8,138)	(714)
Nidec Corp.	(400)	(14,399)	(10,202)
Nikon Corp.	(2,400)	(45,332)	7,522
Nintendo Co., Ltd.	(400)	(50,478)	2,443
Nippon Electric Glass Co., Ltd.	(15,000)	(74,797)	(12,622)
Nissan Motor Co., Ltd.	(9,300)	(86,998)	(1,068)
Nomura Holdings, Inc.	(17,300)	(111,957)	(10,584)
Obayashi Corp.	(7,000)	(39,601)	(10,393)
Odakyu Electric Railway Co., Ltd.	(3,000)	(30,527)	1,636

The accompanying notes are an integral part of these financial statements.	(Continued)

34	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Olympus Corp.	(2,800)	$(84,428)	$(11,910)
Rakuten, Inc.	(4,300)	(55,794)	199
Ricoh Co., Ltd.	(800)	(8,958)	(577)
Sega Sammy Holdings, Inc.	(800)	(19,624)	3,870
Seiko Epson Corp.	(300)	(12,506)	(257)
Showa Denko KK	(20,000)	(28,351)	(106)
Softbank Corp.	(800)	(64,017)	4,398
Sony Corp.	(5,200)	(87,198)	303
Sumco Corp.	(18,800)	(147,195)	(25,124)
Sysmex Corp.	(300)	(9,369)	(1,911)
Takeda Pharmaceutical Co., Ltd.	(1,000)	(44,897)	(1,515)
Teijin Ltd.	(11,000)	(25,767)	(1,841)
Terumo Corp.	(2,100)	(50,255)	3,209
Toshiba Corp.	(12,000)	(51,620)	(4,473)
Toyota Industries Corp.	(200)	(8,865)	(1,469)
Unicharm Corp.	(600)	(32,091)	(3,682)
Yahoo Japan Corp.	(5,900)	(25,243)	(2,002)
Yakult Honsha Co., Ltd.	(200)	(8,321)	(1,809)
Yamada Denki Co., Ltd.	(10,700)	(38,457)	314
Yamaha Motor Co., Ltd.	(1,200)	(17,136)	(3,528)
Yaskawa Electric Corp.	(11,000)	(137,440)	4,093

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokogawa Electric Corp.	(3,900)	$(51,943)	$2,547
Yokohama Rubber Co., Ltd./The	(3,000)	(28,130)	2,160

			(67,178)

Total of Short Equity Positions			(67,178)

Total of Long and Short Equity Positions			165,285

Net Cash and Other Receivables/ (Payables) (b)			43,960

Swaps, at Value			$209,245

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	35

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Association of Singapore Banks Rate plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positions within the swap.	13 months maturity 08/22/2014	$3,737

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Singapore
Noble Group Ltd.	40,000	$31,693	$12,335
Singapore Airlines Ltd.	6,000	49,567	365
StarHub Ltd.	3,000	10,223	(183)

			12,517

Total of Long Equity Positions			12,517

Short Positions

Singapore
CapitaLand Ltd.	(17,000)	(38,323)	(5,333)
Golden Agri-Resources Ltd.	(82,000)	(33,854)	(2,717)
Keppel REIT	(320)	(2)	(331)
Keppel Corp. Ltd.	(3,000)	(25,385)	(585)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore (continued)
Keppel Land Ltd.	(1,000)	$(2,573)	$(139)

			(9,105)

Total of Short Equity Positions			(9,105)

Total of Long and Short Equity Positions			3,412

Net Cash and Other Receivables/ (Payables) (b)			325

Swaps, at Value			$3,737

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12-13 months maturity ranging from 07/22/2014 - 08/22/2014	$40,347

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Bank of East Asia
Ltd.	9,600	$38,782	$1,020
Cheung Kong Holdings Ltd.	7,000	113,373	10,819
Hutchison Whampoa Ltd.	5,000	65,552	2,831
Hysan Development Co., Ltd.	16,000	64,799	10,139
Kerry Properties Ltd.	7,500	23,452	2,764
Melco International Development Ltd.	3,000	10,044	(975)
MGM China Holdings Ltd.	26,400	97,524	(5,966)
MTR Corp. Ltd.	22,500	83,627	3,023
Power Assets Holdings Ltd.	6,500	51,940	4,954
Sands China Ltd.	6,400	48,359	(54)
Sino Land Co., Ltd.	50,000	81,907	399
SJM Holdings Ltd.	26,000	76,616	(11,482)
Swire Pacific Ltd.	7,000	78,633	7,525
Wharf Holdings Ltd.	13,000	89,064	4,547

			29,544

United States
Samsonite International SA	25,200	74,625	8,444

Total of Long Equity Positions			37,988

Short Positions

Hong Kong
AIA Group Ltd.	(8,200)	(38,008)	(3,194)
Esprit Holdings Ltd.	(17,600)	(28,602)	3,625
First Pacific Co., Ltd.	(118,000)	(123,232)	(8,488)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Hang Lung Properties Ltd.	(52,000)	$(155,486)	$(4,874)
Hong Kong & China Gas Co., Ltd.	(68,200)	(133,580)	(15,713)
Li & Fung Ltd.	(58,000)	(83,270)	(2,639)
New World Development Co., Ltd.	(126,082)	(139,856)	(3,675)
Sun Hung Kai Properties Ltd.	(3,031)	(38,315)	(3,276)
Swire Properties Ltd.	(32,800)	(85,792)	(10,064)
Techtronic Industries Co.	(4,000)	(11,001)	(1,822)
Xinyi Glass Holdings Ltd.	(262,000)	(207,109)	53,313

			3,193

Total of Short Equity Positions			3,193

Total of Long and Short Equity Positions			41,181

Net Cash and Other Receivables/ (Payables) (b)			(834)

Swaps, at Value			$40,347

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	37

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	13 months maturity 08/18/2014	$8,309

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Amcor Ltd.	7,614	$74,424	$463
BlueScope Steel Ltd.	10,215	50,482	1,836
Caltex Australia Ltd.	3,177	57,121	7,522
CSL Ltd.	226	15,012	(825)
Flight Centre Travel Group Ltd.	785	33,973	(1,078)
Fortescue Metals Group Ltd.	5,761	25,767	(1,973)
Macquarie Group Ltd.	812	36,512	9,166
Origin Energy Ltd.	826	11,264	122
Rio Tinto Ltd.	452	26,226	(869)
Telstra Corp. Ltd.	21,236	101,195	3,132
Woodside Petroleum Ltd.	669	24,111	1,827
Woolworths Ltd.	1,999	63,581	2,799
WorleyParsons Ltd.	3,326	50,521	4,034

			26,156

Total of Long Equity Positions			26,156

Short Positions

Australia
AMP Ltd.	(11,392)	(54,421)	(2,525)
Cochlear Ltd.	(1,744)	(95,522)	(6,007)
Iluka Resources Ltd.	(10,219)	(85,672)	7,150

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Qantas Airways Ltd.	(41,875)	(48,140)	(1,673)
QBE Insurance Group Ltd.	(7,364)	$(81,798)	$6,374
Seek Ltd.	(5,333)	(54,919)	(24,831)
Toll Holdings Ltd.	(7,181)	(37,986)	3,426

			(18,086)

Total of Short Equity Positions			(18,086)

Total of Long and Short Equity Positions			8,070

Net Cash and Other Receivables/ (Payables) (b)			239

Swaps, at Value			$8,309

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 05/22/2015	$408

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Hong Kong
Jardine Matheson Holdings Ltd.	(400)	$(24,139)	$415

Net Cash and Other Receivables/ (Payables) (b)			(7)

Swaps, at Value			$408

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$14,857

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	2,000	$94,938	$(9,238)

Ireland
Jazz Pharmaceuticals PLC	100	13,686	1,015
Seagate Technology PLC	1,000	50,756	6,064

			7,079

Singapore
Avago Technologies Ltd.	100	5,614	1,593
Flextronics International Ltd.	3,600	33,154	6,698

			8,291

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
TE Connectivity Ltd.	1,400	$78,718	$7,858

United Kingdom
Delphi Automotive PLC	1,700	113,050	3,808

United States
Abbott Laboratories	600	21,864	2,676
AbbVie, Inc.	1,300	63,033	10,339
Activision Blizzard, Inc.	4,100	68,706	22,724
Advance Auto Parts, Inc.	300	35,002	5,474
AECOM Technology Corp.	2,300	66,976	7,084
AES Corp.	1,100	15,312	1,793
Aetna, Inc.	900	62,185	10,787
Aflac, Inc.	200	12,616	(166)
AGCO Corp.	500	27,705	405

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	39

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Agilent Technologies, Inc.	1,000	$58,548	$(1,108)
Akamai Technologies, Inc.	500	25,840	4,690
Alaska Air Group, Inc.	1,300	103,511	20,054
Alexion Pharmaceuticals, Inc.	800	117,334	7,666
Alliant Techsystems, Inc.	300	40,133	43
Allstate Corp./The	200	10,580	1,164
Amazon.com, Inc.	200	78,084	(13,128)
Amdocs Ltd.	500	21,163	2,002
American Capital Ltd.	4,000	63,655	(2,495)
American Express Co.	900	79,429	5,954
American International Group, Inc.	1,300	64,616	6,338
Ameriprise Financial, Inc.	1,200	128,430	15,570
Amgen, Inc.	400	46,864	484
ANN, Inc.	1,000	40,301	839
ANSYS, Inc.	300	23,305	(559)
AO Smith Corp.	1,400	65,327	4,085
Apollo Group, Inc.	2,100	70,156	(4,531)
Apple, Inc.	300	27,361	518
Archer-Daniels-Midland Co.	1,900	75,902	7,907
ARES Captial Corp.	700	12,572	(70)
Ashland, Inc.	300	28,587	4,035
Assurant, Inc.	800	53,271	(831)
Assured Guaranty Ltd.	2,500	52,364	8,886
Atmel Corp.	6,400	54,742	5,226
Atwood Oceanics, Inc.	600	28,667	2,821
Autodesk, Inc.	700	34,192	5,274
Avery Dennison Corp.	900	44,693	1,432
Avis Budget Group, Inc.	800	37,810	9,942
Axis Capital Holdings Co.	300	13,668	(384)
Baker Hughes, Inc.	1,000	56,027	18,423
Bank of America Corp.	500	8,262	(577)
Bed Bath & Beyond, Inc.	400	25,980	(3,028)
Best Buy Co., Inc.	1,500	36,959	9,556
Biogen Idec, Inc.	500	153,583	4,072
Boston Scientific Corp.	5,400	72,473	(3,515)
Brinker International, Inc.	200	9,228	502
Bristol-Myers Squibb Co.	300	16,154	(1,601)
Broadcom Corp.	1,400	41,828	10,140
Brocade Communications Systems, Inc.	17,600	161,578	342
CA, Inc.	2,900	95,329	(11,983)
Capital One Financial Corp.	100	7,239	1,021
Cardinal Health, Inc.	900	60,188	1,516
CareFusion Corp.	1,800	72,622	7,208
CBOE Holdings, Inc.	1,300	64,726	(753)
CBS Corp.	800	49,070	642
Celgene Corp.	1,800	140,778	13,806
CF Industries Holdings, Inc.	200	46,777	1,329

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cheesecake Factory, Inc./The	100	$4,515	$127
Chico’s FAS, Inc.	900	15,705	(441)
Cigna Corp.	800	69,732	3,844
Cimarex Energy Co.	400	39,854	17,530
Cintas Corp.	100	5,913	441
Cisco Systems, Inc.	3,200	70,163	9,357
Citrix Systems, Inc.	600	35,284	2,246
Coca-Cola Enterprises, Inc.	2,100	92,393	7,945
Cognizant Technology Solutions Corp.	1,500	72,664	701
Comcast Corp.	300	15,531	573
Computer Sciences Corp.	800	45,161	5,399
Conversant, Inc.	1,100	26,720	1,220
Corning, Inc.	700	12,065	3,300
Covance, Inc.	300	25,282	392
Cummins, Inc.	400	51,061	10,655
CVS Caremark Corp.	300	20,510	2,101
Deckers Outdoor Corp.	900	68,161	9,536
Delta Air Lines, Inc.	1,200	40,117	6,347
Dillards, Inc.	1,300	117,430	34,163
Discover Financial Services	1,300	70,897	9,677
DISH Network Corp.	800	49,498	2,566
Dominos Pizza, Inc.	200	14,658	(40)
Dover Corp.	800	67,047	5,713
Dow Chemical Co./The	900	42,492	3,822
Dril-Quip, Inc.	500	49,924	4,696
DSW, Inc.	1,100	40,579	(9,845)
DTE Energy Co.	400	26,459	4,689
eBay, Inc.	400	21,913	(1,889)
Edison International	300	14,189	3,244
Electronic Arts, Inc.	600	22,148	(626)
Eli Lilly & Co.	300	16,548	2,103
EMC Corp.	1,300	33,572	670
Emerson Electric Co.	600	39,632	184
EOG Resources, Inc.	300	35,367	(309)
Exelis, Inc.	4,500	89,051	(12,641)
Expedia, Inc.	500	35,345	4,035
F5 Networks, Inc.	200	20,433	1,855
Facebook, Inc.	1,000	64,749	2,541
Fifth Third BanCorp.	1,000	21,550	(200)
First Solar, Inc.	1,500	76,880	29,710
FleetCor Technologies, Inc.	100	10,427	2,753
FLIR Systems, Inc.	1,700	56,278	2,763
Flowserve Corp.	400	30,848	(1,108)
Fluor Corp.	500	40,609	(2,159)
Foot Locker, Inc.	1,800	69,388	21,908
Fossil Group, Inc.	900	103,386	(9,318)
Franklin Resources, Inc.	400	23,404	(268)
GameStop Corp.	2,100	77,357	7,630
Gannett Co., Inc.	1,400	39,627	4,207
Gap, Inc./The	2,600	95,995	12,087

The accompanying notes are an integral part of these financial statements.	(Continued)

40	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
General Motors Co.	900	$30,705	$1,965
Genworth Financial, Inc.	500	8,045	655
Gilead Sciences, Inc.	1,700	137,110	3,837
Global Payments, Inc.	200	13,347	1,223
Goodyear Tire & Rubber Co./The	3,400	87,636	6,816
Google, Inc.	100	55,526	2,941
Halliburton Co.	1,000	51,184	19,826
Hanesbrands, Inc.	800	51,243	27,509
Harman International Industries, Inc.	400	41,689	1,283
Harris Corp.	200	14,108	1,042
Health Net, Inc.	2,800	92,691	23,621
Hess Corp.	800	61,454	17,658
Hewlett-Packard Co.	5,100	152,159	19,609
Humana, Inc.	1,100	109,338	31,154
Huntsman Corp.	300	6,933	1,497
IAC/InterActiveCorp.	1,600	114,734	(3,966)
IDEX Corp.	200	13,866	2,282
Illinois Tool Works, Inc.	100	8,266	490
Informatica Corp.	600	22,383	(993)
Ingersoll-Rand PLC	800	47,286	2,722
Ingram Micro, Inc.	4,900	139,214	3,915
Intel Corp.	600	15,510	3,030
International Paper Co.	200	9,668	426
Interpublic Group of Cos., Inc./The	1,500	26,594	2,671
Intuit, Inc.	200	14,759	1,347
InvesCo., Ltd.	2,300	77,105	9,720
ITT Corp.	1,500	61,353	10,797
Jabil Circuit, Inc.	2,000	36,013	5,787
Johnson & Johnson	500	45,110	7,200
Johnson Controls, Inc.	1,900	90,697	4,170
JPMorgan Chase & Co.	600	32,665	1,907
Juniper Networks, Inc.	2,800	68,058	654
KBR, Inc.	2,800	72,255	(5,475)
Kennametal, Inc.	100	5,121	(493)
KeyCorp.	1,000	13,540	790
Kimberly-Clark Corp.	200	21,626	618
KLA-Tencor Corp.	600	37,644	5,940
Kroger Co./The	1,900	69,386	24,531
Lam Research Corp.	200	10,846	2,670
Las Vegas Sands Corp.	100	7,450	172
Lear Corp.	900	71,585	8,803
Lennox International, Inc.	900	77,658	2,955
Lexmark International, Inc.	3,300	136,385	22,543
Liberty Media Corp.	300	40,019	985
Lincoln Electric Holdings, Inc.	700	47,234	1,682
Lincoln National Corp.	1,300	64,487	2,385
Lockheed Martin Corp.	200	29,606	2,540
Lowe’s Cos., Inc.	800	38,175	217
LPL Financial Holdings, Inc.	1,100	58,825	(4,111)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LyondellBasell Industries NV	1,100	$88,890	$18,525
Macy’s, Inc.	1,200	67,561	2,063
Manitowoc Co., Inc./The	200	6,109	463
Manpower, Inc.	1,300	106,193	4,112
Marathon Oil Corp.	900	29,912	6,016
Marathon Petroleum Corp.	400	33,111	(1,883)
Marvell Technology Group Ltd.	5,600	82,872	(2,624)
Masco Corp.	900	19,807	173
MasterCard, Inc.	800	62,550	(3,774)
McGraw-Hill Cos., Inc.	900	67,891	6,836
McKesson Corp.	400	68,928	5,556
Medtronic, Inc.	1,100	64,139	5,997
Merck & Co, Inc.	200	10,943	627
MetLife, Inc.	200	9,904	1,208
Micro Devices, Inc.	9,200	80,186	8,042
Micron Technology, Inc.	800	17,994	8,366
MICROS Systems, Inc.	600	32,963	7,777
Microsoft Corp.	3,300	120,589	17,021
Monster Beverage Corp.	1,200	80,999	4,237
Moody’s Corp.	100	7,893	873
Mosaic Co./The	400	19,332	448
Murphy USA, Inc.	300	11,838	2,829
Myriad Genetics, Inc.	2,500	66,259	31,041
NASDAQ OMX Group, Inc./The	1,800	67,668	1,848
National Oilwell Varco, Inc.	100	6,946	1,289
Navient Corp.	5,000	73,841	14,709
NetApp, Inc.	2,600	96,345	(1,393)
Netflix, Inc.	200	83,389	4,731
News Corp.	800	13,008	1,344
NIKE, Inc.	400	29,914	1,106
Northrop Grumman Corp.	900	101,813	5,854
Nu Skin Enterprises, Inc.	900	71,609	(5,045)
NVIDIA Corp.	2,300	38,597	4,045
Occidental Petroleum Corp.	100	8,793	1,470
Oceaneering International, Inc.	300	22,401	1,038
Oil States International, Inc.	700	38,721	6,142
Old Republic International Corp.	1,000	16,790	(250)
Olin Corp.	1,400	36,110	1,578
ON Semiconductor Corp.	1,400	12,306	490
Oracle Corp.	2,000	75,083	5,977
Oshkosh Corp.	1,100	62,512	(1,429)
Packaging Corp. of America	200	12,986	1,312
Parker Hannifin Corp.	700	80,916	7,095
Patterson-UTI Energy, Inc.	2,000	55,425	14,455

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	41

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Penn National Gaming, Inc.	900	$11,437	$(511)
Pfizer, Inc.	2,600	77,742	(574)
Phillips 66	100	7,511	532
Pitney Bowes, Inc.	2,700	68,726	5,848
Polycom, Inc.	4,200	49,224	3,402
Popular, Inc.	600	17,024	3,484
priceline.com, Inc.	100	123,391	(3,091)
Pulte Group, Inc.	5,300	101,986	4,862
QUALCOMM, Inc.	100	7,283	637
Rackspace Hosting, Inc.	700	25,976	(2,414)
Ralph Lauren Corp.	200	32,050	88
Raytheon Co.	700	65,145	(570)
Red Hat, Inc.	200	11,427	(373)
Regal-Beloit Corp.	400	31,508	(84)
Regions Financial Corp.	600	6,342	30
Reinsurance Group of America, Inc.	1,000	73,644	5,256
Reliance Steel & Aluminum Co.	300	22,824	(711)
Robert Half International, Inc.	200	8,387	1,161
Rock-Tenn Co.	900	88,092	6,939
Rockwell Automation, Inc.	100	11,468	1,048
Ross Stores, Inc.	100	7,139	(526)
Rowan Cos. PLC	300	9,825	(246)
RR Donnelley & Sons Co.	2,100	38,487	(2,871)
Ryder System, Inc.	500	37,150	6,895
SanDisk Corp.	500	38,661	13,554
SEI Investments Co.	1,100	35,787	260
Semtech Corp.	1,000	25,193	957
Signet Jewelers Ltd.	200	19,842	2,276
Skyworks Solutions, Inc.	3,100	105,262	40,314
Snap-on, Inc.	100	9,989	1,863
Southwest Airlines Co.	4,600	97,585	25,971
Spirit Aerosystems Holdings, Inc.	2,100	71,641	(871)
State Street Corp.	1,600	109,146	(1,530)
Stryker Corp.	100	7,820	612
Symantec Corp.	3,800	88,473	(1,453)
Telephone & Data Systems, Inc.	500	13,694	(639)
Thermo Fisher Scientific, Inc.	500	59,334	(334)
Thoratec Corp.	1,900	64,668	1,566
Time Warner, Inc.	200	12,358	1,692
Timken Co./The	500	27,366	6,554
TJX Cos., Inc./The	700	42,601	(5,396)
Towers Watson & Co.	800	94,944	(11,560)
Travelers Cos., Inc./The	200	17,294	1,520
Trinity Industries, Inc.	500	21,260	600
Tyson Foods, Inc.	2,400	88,896	1,200
Union Pacific Corp.	400	36,054	3,846
United Therapeutics Corp.	800	85,803	(15,011)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
UnitedHealth Group, Inc.	1,100	$85,039	$4,886
Unum Group	3,100	100,015	7,741
Urban Outfitters, Inc.	200	7,404	(632)
Valero Energy Corp.	600	30,852	(792)
VCA Antech, Inc.	1,700	54,784	4,869
VF Corp.	1,000	58,717	4,283
Viacom, Inc.	700	57,336	3,375
WABCO Holdings, Inc.	300	32,549	(503)
Waddell & Reed Financial, Inc.	1,700	111,569	(5,166)
WellCare Health Plans, Inc.	500	32,837	4,493
WellPoint, Inc.	1,000	84,726	22,884
Wells Fargo & Co.	800	38,383	3,665
Western Digital Corp.	1,500	127,327	11,123
Whirlpool Corp.	1,000	149,194	(9,974)
Whiting Petroleum Corp.	700	40,960	15,215
Williams-Sonoma, Inc.	200	12,732	1,624
WR Grace & Co.	100	9,303	150
Xerox Corp.	8,500	90,723	15,017
Yahoo!, Inc.	4,500	162,728	(4,643)

			1,045,585

Total of Long Equity Positions			1,063,383

Short Positions

Hong Kong
Michael Kors Holdings Ltd.	(200)	(16,520)	(1,210)

Ireland
Alkermes PLC	(1,000)	(46,163)	(4,167)
Endo International PLC	(1,600)	(104,715)	(7,317)

			(11,484)

Netherlands
Chicago Bridge & Iron Co. NV	(900)	(69,241)	7,861
Core Laboratories NV	(200)	(38,202)	4,790
Sensata Technologies Holding NV	(2,000)	(81,528)	(12,032)

			619

Switzerland
Weatherford International PLC	(1,400)	(29,241)	(2,959)

United Kingdom
Liberty Global PLC	(3,900)	(160,484)	(11,974)
Willis Group Holdings PLC	(1,400)	(59,931)	(689)

			(12,663)

United States
Abercrombie & Fitch Co.	(1,500)	(55,853)	(9,022)
Actavis PLC	(200)	(37,905)	(6,705)

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ADT Corp./The	(4,000)	$(123,186)	$(16,574)
Alcoa, Inc.	(400)	(4,719)	(1,237)
Allegheny Technologies, Inc.	(2,200)	(75,265)	(23,955)
Alliance Data Systems Corp.	(400)	(99,294)	(13,206)
Alpha Natural Resources, Inc.	(19,600)	(104,998)	32,282
Altera Corp.	(1,000)	(32,164)	(2,596)
AMC Networks, Inc.	(400)	(26,102)	1,506
American Eagle Outfitters, Inc.	(4,000)	(46,478)	1,598
AmerisourceBergen Corp.	(200)	(13,182)	(1,350)
AMETEK, Inc.	(400)	(20,808)	(104)
Amphenol Corp.	(700)	(60,242)	(7,196)
Armstrong World Industries, Inc.	(800)	(45,568)	(376)
AutoNation, Inc.	(700)	(33,167)	(8,609)
Avon Products, Inc.	(4,400)	(68,496)	4,212
Bally Technologies, Inc.	(800)	(52,210)	(366)
Bill Barrett Corp.	(800)	(20,121)	(1,303)
BioMarin Pharmaceutical, Inc.	(1,800)	(122,093)	10,115
BorgWarner, Inc.	(600)	(32,349)	(6,765)
Brookdale Senior Living, Inc.	(3,800)	(106,435)	(20,257)
Brown-Forman Corp.	(600)	(47,554)	(8,948)
Cabela’s, Inc.	(1,300)	(85,973)	4,853
Cablevision Systems Corp.	(2,300)	(37,632)	(2,963)
Cadence Design Systems, Inc.	(400)	(5,584)	(1,412)
Calpine Corp.	(2,100)	(40,019)	(9,982)
Cameron International Corp.	(600)	(34,724)	(5,902)
Campbell Soup Co.	(1,700)	(71,377)	(6,500)
CarMax, Inc.	(1,800)	(80,931)	(12,687)
Carnival Corp.	(2,000)	(80,698)	5,398
Carter’s, Inc.	(300)	(22,066)	1,387
Catamaran Corp.	(1,900)	(92,687)	8,783
CenterPoint Energy, Inc.	(500)	(12,000)	(770)
CenturyLink, Inc.	(3,100)	(90,936)	(21,284)
CH Robinson Worldwide, Inc.	(1,000)	(54,817)	(8,973)
Charles Schwab Corp./The	(700)	(18,739)	(112)
Charter Communications, Inc.	(500)	(68,473)	(10,717)
Cheniere Energy, Inc.	(600)	(26,549)	(16,471)
Chesapeake Energy Corp.	(200)	(5,090)	(1,126)
Church & Dwight Co., Inc.	(300)	(19,659)	(1,326)
Ciena Corp.	(5,100)	(116,198)	5,732
Citigroup, Inc.	(700)	(34,739)	1,769

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Clean Harbors, Inc.	(2,700)	$(153,874)	$(19,601)
Clorox Co./The	(700)	(61,446)	(2,534)
Community Health Systems, Inc.	(1,700)	(78,550)	1,421
Commvault Systems, Inc.	(1,100)	(73,386)	19,299
ConAgra Foods, Inc.	(1,100)	(34,461)	1,813
Concho Resources, Inc.	(100)	(9,775)	(4,675)
Concur Technologies, Inc.	(1,200)	(117,563)	5,555
CONSOL Energy, Inc.	(1,400)	(52,949)	(11,549)
Con-way, Inc.	(900)	(35,131)	(10,238)
CoreLogic, Inc.	(300)	(8,287)	(821)
Cree, Inc.	(800)	(41,878)	1,918
Cubist Pharmaceuticals, Inc.	(1,000)	(72,962)	3,142
Cullen/Frost Bankers, Inc.	(800)	(59,009)	(4,527)
Cypress Semiconductor	(10,100)	(101,793)	(8,398)
Darden Restaurants, Inc.	(700)	(34,097)	1,708
Dean Foods Co.	(4,300)	(66,253)	(9,384)
Dick’s Sporting Goods, Inc.	(900)	(46,739)	4,835
Diebold, Inc.	(2,700)	(91,531)	(16,928)
Discovery Communications, Inc.	(600)	(46,655)	2,087
DreamWorks Animation SKG, Inc.	(2,300)	(59,491)	5,993
Dresser-Rand Group, Inc.	(900)	(49,959)	(7,398)
Dunkin’ Brands Group, Inc.	(1,800)	(81,537)	(921)
E*Trade Financial Corp.	(500)	(10,156)	(474)
Eagle Materials, Inc.	(200)	(15,689)	(3,167)
Ecolab, Inc.	(100)	(9,979)	(1,155)
Equinix, Inc.	(900)	(163,359)	(25,722)
Expeditors International of Washington, Inc.	(1,600)	(65,876)	(4,780)
Express Scripts PLC	(400)	(30,056)	2,324
Family Dollar Stores, Inc.	(900)	(58,076)	(1,450)
Fastenal Co.	(3,400)	(156,277)	(11,989)
Fidelity National Financial, Inc.	(500)	(15,099)	(1,281)
First Horizon National Corp.	(8,400)	(99,566)	(58)
First Republic Bank	(300)	(14,874)	(1,623)
FirstEnergy Corp.	(600)	(20,216)	(616)
Flowers Foods, Inc.	(2,900)	(61,075)	(57)
FMC Corp.	(100)	(7,552)	433
FMC Technologies, Inc.	(600)	(29,703)	(6,939)
Fortinet, Inc.	(900)	(19,709)	(2,908)
Fortune Brands Home & Security, Inc.	(1,300)	(59,857)	7,948
Freescale Semiconductor Ltd.	(2,900)	(49,091)	(19,059)
Fresh Market, Inc./The	(5,000)	(171,913)	4,563

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	43

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Gartner, Inc.	(200)	$(13,394)	$(710)
Genesee & Wyoming, Inc.	(400)	(35,563)	(6,437)
Groupon, Inc.	(8,400)	(57,487)	1,879
Harley-Davidson, Inc.	(300)	(19,834)	(1,121)
Helix Energy Solutions Group, Inc.	(2,500)	(57,296)	(8,479)
Hertz Global Holdings, Inc.	(900)	(24,372)	(855)
HollyFrontier Corp.	(200)	(10,492)	1,754
Hologic, Inc.	(3,800)	(82,710)	(13,620)
HomeAway, Inc.	(2,900)	(100,364)	(614)
Hospira, Inc.	(1,400)	(60,845)	(11,073)
IDEXX Laboratories, Inc.	(100)	(11,302)	(2,055)
IHS, Inc.	(400)	(45,180)	(9,088)
Illumina, Inc.	(200)	(28,981)	(6,727)
Incyte Corp. Ltd.	(300)	(17,694)	762
Intuitive Surgical, Inc.	(100)	(41,086)	(94)
Iron Mountain, Inc.	(3,700)	(101,075)	(30,090)
Jacobs Engineering Group, Inc.	(200)	(12,633)	1,977
JB Hunt Transport Services, Inc.	(1,700)	(126,214)	788
JC Penney Co., Inc.	(4,000)	(34,790)	(1,410)
JDS Uniphase Corp.	(2,600)	(30,941)	(1,481)
JetBlue Airways Corp.	(900)	(8,046)	(1,719)
Kansas City Southern	(900)	(91,176)	(5,583)
KB Home	(4,000)	(64,923)	(9,797)
Keurig Green Mountain, Inc.	(400)	(46,028)	(3,816)
Kinder Morgan, Inc.	(5,600)	(189,707)	(13,349)
Kirby Corp.	(500)	(49,930)	(8,640)
Kohl’s Corp.	(400)	(21,524)	452
L Brands, Inc.	(300)	(15,909)	(1,689)
Laboratory Corp. of America Holdings	(200)	(18,860)	(1,620)
Lamar Advertising Co.	(1,600)	(78,913)	(5,887)
Laredo Petroleum, Inc.	(2,100)	(52,652)	(12,406)
Lennar Corp.	(1,600)	(59,968)	(7,200)
Level 3 Communications, Inc.	(3,000)	(100,680)	(31,050)
LinkedIn Corp.	(700)	(133,194)	13,165
Lions Gate Entertainment Corp.	(5,000)	(137,725)	(5,175)
Louisiana-Pacific Corp.	(4,900)	(83,903)	10,305
M&T Bank Corp.	(400)	(44,305)	(5,315)
Madison Square Garden Co./The	(300)	(14,900)	(3,835)
Markel Corp.	(100)	(63,400)	(2,164)
Marriott International, Inc.	(700)	(34,745)	(10,125)
Martin Marietta Materials, Inc.	(800)	(86,225)	(19,415)
McCormick & Co., Inc.	(1,000)	(69,194)	(2,396)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
McDermott International, Inc.	(10,800)	$(85,886)	$(1,486)
MDC Holdings, Inc.	(5,300)	(150,176)	(10,361)
MeadWestvaco Corp.	(600)	(21,870)	(4,686)
Medivation, Inc.	(2,100)	(144,326)	(17,542)
MEDNAXX, Inc.	(500)	(26,885)	(2,190)
MGM Resorts International	(1,200)	(29,132)	(2,548)
Mohawk Industries, Inc.	(100)	(14,215)	381
Motorola Solutions, Inc.	(1,300)	(84,185)	(2,356)
MSC Industrial Direct Co., Inc.	(1,000)	(84,783)	(10,857)
MSCI, Inc.	(300)	(13,192)	(563)
Mylan, Inc.	(200)	(9,622)	(690)
Navistar International Corp.	(4,000)	(138,377)	(11,543)
NCR Corp.	(1,000)	(36,121)	1,031
NetSuite, Inc.	(400)	(42,086)	7,334
Nielsen Holdings NV	(1,400)	(60,559)	(7,215)
Nordstrom, Inc.	(300)	(17,527)	(2,852)
Northern Trust Corp.	(900)	(57,651)	(138)
NRG Energy, Inc.	(3,000)	(86,636)	(24,964)
Nuance Communications, Inc.	(4,600)	(70,631)	(15,711)
Nucor Corp.	(700)	(35,966)	1,491
Oasis Petroleum, Inc.	(900)	(38,772)	(11,529)
Office Depot, Inc.	(22,900)	(100,931)	(29,370)
ONEOK, Inc.	(800)	(42,219)	(12,245)
Owens Corning	(1,100)	(43,250)	702
Owens-Illinois, Inc.	(1,200)	(40,756)	(812)
Palo Alto Networks, Inc.	(1,400)	(89,061)	(28,329)
Pandora Media, Inc.	(4,000)	(107,381)	(10,619)
Peabody Energy Corp.	(1,300)	(22,560)	1,305
PerkinElmer, Inc.	(400)	(16,960)	(1,776)
Perrigo Co PLC	(200)	(31,206)	2,054
PG&E Corp.	(500)	(22,300)	(1,710)
Pharmacyclics, Inc.	(500)	(44,972)	117
PVH Corp.	(900)	(109,128)	4,188
QEP Resources, Inc.	(1,300)	(39,609)	(5,241)
Quest Diagnostics, Inc.	(500)	(27,850)	(1,495)
Range Resources Corp.	(600)	(51,091)	(1,079)
Regeneron Pharmaceuticals, Inc.	(200)	(59,239)	2,745
Rockwell Collins, Inc.	(500)	(38,047)	(1,023)
Rockwood Holdings, Inc.	(200)	(14,383)	(815)
Roper Industries, Inc.	(600)	(82,567)	(5,039)
Rosetta Resources, Inc.	(1,000)	(45,382)	(9,468)
Royal Caribbean Cruises Ltd.	(500)	(24,605)	(3,195)
Salesforce.com, Inc.	(1,600)	(91,181)	(1,747)
Salix Pharmaceuticals Ltd.	(300)	(28,948)	(8,057)
SBA Communications Corp.	(1,500)	(137,881)	(15,569)
Sealed Air Corp.	(1,400)	(45,336)	(2,502)
Seattle Genetics, Inc.	(400)	(18,088)	2,788

The accompanying notes are an integral part of these financial statements.	(Continued)

44	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ServiceNow, Inc.	(1,200)	$(67,383)	$(6,969)
Sirius XM Holdings, Inc.	(18,500)	(58,800)	(5,210)
Sirona Dental Systems, Inc.	(400)	(29,676)	(3,308)
Six Flags Entertainment Corp.	(2,300)	(90,671)	(7,194)
SolarWinds, Inc.	(1,000)	(44,257)	5,597
Sotheby’s	(1,200)	(49,794)	(594)
Southern Co./The	(900)	(40,006)	(836)
Spectra Energy Corp.	(3,000)	(116,121)	(11,319)
Splunk, Inc.	(900)	(51,647)	1,850
Sprint Corp.	(7,600)	(66,556)	1,728
Staples, Inc.	(3,600)	(41,904)	2,880
Stericycle, Inc.	(1,200)	(136,298)	(5,806)
Stratasys Ltd.	(1,300)	(141,250)	(6,469)
SunEdison, Inc.	(5,800)	(92,215)	(38,865)
SUPERVALU, Inc.	(14,400)	(93,155)	(25,213)
Synovus Financial Corp.	(2,500)	(61,013)	63
TECO Energy, Inc.	(1,200)	(20,549)	(1,627)
Tempur Sealy International, Inc.	(1,700)	(81,224)	(20,266)
Tenet Healthcare Corp.	(3,000)	(130,655)	(10,165)
Teradata Corp.	(1,700)	(78,279)	9,939
Teradyne, Inc.	(1,100)	(21,150)	(410)
Terex Corp.	(400)	(15,821)	(619)
Tesla Motors, Inc.	(100)	(18,935)	(5,071)
Textron, Inc.	(1,900)	(69,532)	(3,219)
Tidewater, Inc.	(100)	(4,886)	(729)
T-Mobile US, Inc.	(600)	(18,850)	(1,322)
Toll Brothers, Inc.	(3,100)	(110,156)	(4,234)
Total System Services, Inc.	(500)	(14,937)	(768)
Tractor Supply Co.	(200)	(14,151)	2,071
TransDigm Group, Inc.	(500)	(85,384)	1,754
Trimble Navigation Ltd.	(1,200)	(43,016)	(1,324)
TripAdvisor, Inc.	(100)	(10,362)	(504)
Triumph Group, Inc.	(1,000)	(73,892)	4,072
Ultra Salon, Inc.	(100)	(8,406)	(735)
Under Armour, Inc.	(1,400)	(59,874)	(23,412)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Continental Holdings, Inc.	(2,400)	$(103,056)	$4,488
United Rentals, Inc.	(900)	(72,760)	(21,497)
URS Corp.	(300)	(13,571)	(184)
Vantiv, Inc.	(2,600)	(82,367)	(5,045)
Varian Medical Systems, Inc.	(700)	(57,189)	(1,009)
VeriFone Systems, Inc.	(1,100)	(31,724)	(8,701)
VeriSign, Inc.	(900)	(46,431)	2,502
Verisk Analytics, Inc.	(300)	(19,035)	1,029
Vertex Pharmaceuticals, Inc.	(400)	(31,948)	(5,924)
Visa, Inc.	(400)	(84,436)	152
Vmware, Inc.	(200)	(20,361)	999
Vulcan Materials Co.	(1,000)	(61,115)	(2,635)
Waste Management, Inc.	(300)	(12,226)	(1,193)
Wendy’s Co./The	(1,342)	(12,051)	604
WESCO International, Inc.	(800)	(68,734)	(370)
Western Union Co./The	(3,800)	(60,357)	(5,535)
Whole Foods Market, Inc.	(2,000)	(78,044)	784
Williams Cos., Inc./The	(1,900)	(75,895)	(34,704)
WPX Energy, Inc.	(1,300)	(24,974)	(6,109)
Zions BanCorp.	(2,000)	(59,596)	656
Zynga, Inc.	(4,700)	(18,590)	3,503

			(957,934)

Total of Short Equity Positions			(985,631)

Total of Long and Short Equity Positions			77,752

Net Cash and Other Receivables/ (Payables) (b)			(62,895)

Swaps, at Value			$14,857

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	45

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$90,083

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Actelion Ltd.	2,128	$205,089	$64,252
Galenica AG	41	39,661	352
Lonza Group AG	464	46,735	3,724
Novartis AG	141	11,532	1,237
Roche Holding AG	246	70,317	2,980
Swiss Life Holding AG	142	35,896	(2,237)
Swiss Re AG	205	19,331	(1,103)

			69,205

Total of Long Equity Positions			69,205

Short Positions

Switzerland
Cie Financiere Richemont SA	(460)	(45,124)	(3,079)
Credit Suisse Group AG	(2,681)	(84,218)	7,971
Dufry AG	(291)	(47,416)	(5,449)
Julius Baer Group Ltd.	(1,262)	(63,324)	11,331
Sulzer AG	(250)	(38,106)	3,073
Swatch Group AG/The	(56)	(34,896)	1,129

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Syngenta AG	(78)	$(30,533)	$1,716
Transocean Ltd.	(1,546)	(63,684)	(5,775)
UBS AG	(4,902)	(102,337)	12,462

			23,379

Total of Short Equity Positions			23,379

Total of Long and Short Equity Positions			92,584

Net Cash and Other Receivables/ (Payables) (b)			(2,501)

Swaps, at Value			$90,083

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity ranging from 07/22/2014 - 02/20/2015	$184,410

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Belgium
Belgacom SA	4,523	$136,950	$13,199
Delhaize Group SA	550	38,192	(975)

			12,224

Finland
Fortum OYJ	4,451	101,084	18,260
Neste Oil OYJ	2,498	49,658	(921)

			17,339

France
Alstom SA	346	13,751	(1,185)
AtoS	243	21,744	(1,505)
AXA SA	875	23,017	(2,111)
Cap Gemini SA	327	22,962	374
Casino Guichard Perrachon SA	238	28,835	2,720
Cie Generale des Etablissements Michelin	149	15,985	1,806
Danone SA	976	67,731	4,843
Electricite de France SA	3,236	117,982	(16,087)
European Aeronautic Defence and Space Co. NV	113	8,308	(731)
Eutelsat Communications SA	769	23,476	3,247
GDF Suez	2,176	59,026	926
Iliad SA	333	75,708	25,027
Orange SA	4,451	64,352	6,073
Safran SA	1,356	95,263	(6,493)
SES SA	532	18,757	1,431
Suez Environnement Co.	1,473	29,335	(1,156)
Thales SA	1,433	94,210	(7,565)
Total SA	2,299	139,109	27,223

			36,837

Germany
Axel Springer SE	1,294	81,945	(2,420)
Bilfinger SE	185	21,597	(530)
Brenntag AG	111	20,377	(546)
Deutsche Lufthansa AG	2,449	63,405	(10,832)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Deutsche Post AG	1,335	$47,314	$873
Deutsche Telekom AG	3,332	55,198	3,242
E.ON SE	4,299	80,723	7,903
Hannover Rueck SE	109	9,289	526
Hochtief AG	149	13,030	(135)
Merck KGaA	1,042	87,643	2,716
Metro AG	1,670	69,743	2,933
Muenchener Rueckversicherungs AG	204	42,463	2,712
Porsche Automobil Holding SE	195	20,172	103
ProSiebenSat.1 Media AG	2,232	99,459	(114)
RWE AG	1,643	62,266	8,199
Stada Arzneimittel AG	457	23,017	(1,309)
United Internet AG	2,644	116,086	71

			13,392

Italy
Autogrill SpA	7,589	71,751	(4,899)
Enel Green Power SpA	7,074	18,920	1,101
Enel SpA	2,399	12,153	1,801
Fiat SpA	9,567	98,530	(4,204)
Mediaset SpA	3,666	19,525	(1,671)
Pirelli & C. SpA	1,319	21,515	(371)
Prysmian SpA	1,605	40,642	(4,397)
Snam SpA	13,089	72,782	6,052
Terna Rete Elettrica Nazionale SpA	9,867	48,983	3,006

			(3,582)

Netherlands
Delta Lloyd NV	509	12,975	(52)
Heineken NV	145	9,599	809
Koninklijke Ahold NV	6,985	132,539	(1,563)
Koninklijke Boskalis Westminster NV	1,065	58,055	3,020
Royal Dutch Shell PLC	2,452	102,302	(1,058)
Wolters Kluwer NV	3,568	101,668	4,021

			5,177

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	47

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain
Acerinox SA	2,273	$40,561	$(247)
Acerinox SA	2,273	9	1,370
ACS Actividades de Construccion y Servicios SA	1,687	61,252	15,963
Bankinter SA	1,948	15,207	38
Ebro Foods SA	1,703	39,072	(1,235)
Enagas SA	1,027	28,745	4,313
Gas Natural SDG SA	2,594	66,415	15,538
Grifols SA	208	11,233	132
Iberdrola SA	1,799	11,850	1,911
Tecnicas Reunidas SA	213	11,886	1,288

			39,071

Total of Long Equity Positions			120,458

Short Positions

Belgium
Solvay SA	(42)	(5,877)	(1,351)
UCB SA	(352)	(25,114)	(4,666)

			(6,017)

Finland
Kone OYJ	(107)	(4,755)	293
Nokia OYJ	(2,504)	(19,219)	272
Nokian Renkaat OYJ	(2,208)	(99,048)	12,964
Wartsila OYJ	(540)	(29,411)	2,648

			16,177

France
Alcatel-Lucent	(33,630)	(133,875)	12,973
Arkema SA	(123)	(13,555)	1,603
CGG SA	(12,320)	(194,878)	20,344
Edenred	(990)	(29,992)	(29)
Essilor International SA	(304)	(32,981)	764
Peugeot SA	(1,973)	(29,233)	41
Remy Cointreau SA	(1,436)	(112,040)	(20,183)
Renault SA	(888)	(82,829)	2,558
Schneider Electric SE	(674)	(62,600)	(953)
Valeo SA	(94)	(12,834)	221
Vallourec SA	(1,176)	(61,815)	9,099
Veolia Environnement SA	(5,580)	(87,850)	(18,453)

			7,985

Germany
Bayerische Motoren Werke AG	(344)	(42,970)	(590)
Commerzbank AG	(2,067)	(36,784)	4,387
Continental AG	(106)	(25,181)	673
Daimler AG	(453)	(41,461)	(856)
Deutsche Bank AG	(2,812)	(139,856)	41,028
Infineon Technologies AG	(3,593)	(36,141)	(8,711)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
LANXESS AG	(1,333)	$(90,797)	$888
MTU Aero Engines AG	(231)	(21,090)	(125)
SAP AG	(498)	(39,988)	1,615
Sky Deutschland AG	(5,311)	(48,800)	(138)
ThyssenKrupp AG	(627)	(16,786)	(1,457)
Volkswagen AG	(207)	(55,184)	967
Wacker Chemie AG	(563)	(66,166)	1,349

			39,030

Italy
Buzzi Unicem SpA	(1,844)	(31,487)	480
Telecom Italia SpA	(76,902)	(87,032)	(10,303)
UniCredit SpA	(4,173)	(33,353)	(1,539)

			(11,362)

Luxembourg
ArcelorMittal	(2,002)	(32,376)	2,530

Netherlands
ASML Holding NV	(1,158)	(100,217)	(7,780)
CNH Industrial NV	(6,812)	(76,054)	6,157
Fugro NV	(484)	(26,285)	(1,392)
SBM Offshore NV	(3,471)	(59,091)	3,127

			112

Spain
Banco de Sabadell SA	(4,019)	(13,555)	(163)
Bankia SA	(37,689)	(74,034)	967
Mediaset Espana Comunicacion SA	(5,377)	(61,586)	(1,163)
Obrascon Huarte Lain SA	(2,196)	(96,764)	391
Red Electrica Corp. SA	(393)	(29,079)	(6,846)

			(6,814)

Total of Short Equity Positions			41,641

Total of Long and Short Equity Positions			162,099

Net Cash and Other Receivables/ (Payables) (b)			22,311

Swaps, at Value			$184,410

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

48	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$15,159

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Sweden
Securitas AB	11,332	$118,035	$16,331
Skanska AB	851	16,603	2,824
Tele2 AB	884	10,003	400
Telefonaktiebolaget LM Ericsson	4,073	46,926	2,279
TeliaSonera AB	12,012	89,926	(2,214)

			19,620

Total of Long Equity Positions			19,620

Short Positions

Sweden
Hexagon AB	(2,854)	(92,072)	120
Sandvik AB	(1,255)	(17,349)	209
Svenska Handelsbanken AB	(57)	(2,765)	(22)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (Continued)
Volvo AB	(4,144)	$(54,282)	$(2,767)

			(2,460)

Total of Short Equity Positions			(2,460)

Total of Long and Short Equity Positions			17,160

Net Cash and Other Receivables/ (Payables) (b)			(2,001)

Swaps, at Value			$15,159

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	49

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$10,599

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Norway
Norsk Hydro ASA	8,974	$47,868	$184
Statoil ASA	2,058	51,836	11,425
Telenor ASA	4,579	103,907	350
Yara International ASA	555	23,780	4,024

			15,983

Total of Long Equity Positions			15,983

Short Positions

Norway
Aker Solutions ASA	(4,781)	(77,573)	(5,407)
DNB ASA	(1,154)	(20,440)	(645)

			(6,052)

Total of Short Equity Positions			(6,052)

Total of Long and Short Equity Positions			9,931

Net Cash and Other Receivables/ (Payables) (b)			668

Swaps, at Value			$10,599

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	June 2014

Schedule of Investments	June 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$29,878

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Denmark
AP Moeller -
Maersk A/S	5	$11,504	$927
Carlsberg A/S	128	13,217	569
Coloplast A/S	267	18,260	5,900
Pandora A/S	1,469	90,681	22,055
TDC A/S	4,110	38,312	4,204

			33,655

Total of Long Equity Positions			33,655

Short Positions

Denmark
Chr Hansen Holding A/S	(1,142)	(43,707)	(4,386)
Vestas Wind Systems A/S	(1,138)	(58,082)	661

			(3,725)

Total of Short Equity Positions			(3,725)

Total of Long and Short Equity Positions			29,930

Net Cash and Other Receivables/ (Payables) (b)			(52)

Swaps, at Value			$29,878

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	51

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

MONEY MARKET FUNDS - 89.6%	SHARES	VALUE (Note 3)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)
(cost $23,197,978)	23,197,978	$23,197,978

TOTAL INVESTMENTS - 89.6% (cost $23,197,978)		23,197,978

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.4% (c)		2,686,687

NET ASSETS - 100.0%		$25,884,665

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Interest rate swap contracts outstanding as of June 30, 2014:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND		CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	3 Month Australian Bank-Bill Reference Rate	3.000%		AUD	5,270,000	$(10,430)	09/08/2016	$32,080
CitiBank	3.000%		(1)	AUD	2,830,000	(2,819)	09/08/2016	(8,807)
CitiBank	3.000%		(1)	AUD	2,240,000	1,161	09/08/2016	(10,363)
CitiBank	4.500%		(2)	AUD	1,280,000	411	09/12/2024	(54,761)
CitiBank	6 Month Australian Bank-Bill Reference Rate	4.500%		AUD	560,000	4,659	09/12/2024	19,119
CitiBank	6 Month Australian Bank-Bill Reference Rate	4.500%		AUD	680,000	13,561	09/12/2024	15,312
CitiBank	1.500%		(3)	CAD	32,490,000	28,062	09/19/2016	(38,901)
CitiBank	1.500%		(3)	CAD	1,170,000	436	09/19/2016	(826)
CitiBank	3 Month London Interbank Offered Rate	1.500%		CAD	3,140,000	2,927	09/19/2016	(1,879)
CitiBank	3 Month London Interbank Offered Rate	3.000%		CAD	7,490,000	6,378	09/16/2024	165,589
CitiBank	3 Month London Interbank Offered Rate	3.000%		CAD	170,000	1,850	09/16/2024	2,054
CitiBank	3.000%		(3)	CAD	790,000	(13,193)	09/16/2024	(4,945)
CitiBank	0.500%		(4)	EUR	110,000	(130)	09/21/2016	(362)
CitiBank	0.500%		(4)	EUR	2,230,000	(6,513)	09/21/2016	(3,466)
CitiBank	0.500%		(4)	EUR	2,220,000	(7,856)	09/21/2016	(2,078)
CitiBank	0.500%		(4)	EUR	20,100,000	30,365	09/21/2016	(120,313)
CitiBank	0.500%		(4)	EUR	7,940,000	(27,883)	09/21/2016	(7,649)
CitiBank	2.000%		(4)	EUR	1,010,000	(45,974)	09/18/2024	(21,148)
CitiBank	2.000%		(4)	EUR	370,000	(9,681)	09/18/2024	(14,909)
CitiBank	2.000%		(4)	EUR	300,000	(5,549)	09/18/2024	(14,388)
CitiBank	2.000%		(4)	EUR	270,000	(10,427)	09/18/2024	(7,517)
CitiBank	2.000%		(4)	EUR	320,000	(6,786)	09/18/2024	(14,481)
CitiBank	2.000%		(4)	EUR	1,430,000	(80,370)	09/18/2024	(14,665)
CitiBank	6 Month Euro Interbank Offered Rate	0.500%		EUR	1,000,000	2,354	09/21/2016	2,121

The accompanying notes are an integral part of these financial statements.	(Continued)

52	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND		CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month Euro Interbank Offered Rate	0.500%		EUR	1,460,000	$(200)	09/21/2016	$6,734
CitiBank	6 Month Euro Interbank Offered Rate	0.500%		EUR	4,460,000	16,383	09/21/2016	3,575
CitiBank	6 Month Euro Interbank Offered Rate	0.500%		EUR	1,500,000	(971)	09/21/2016	7,684
CitiBank	6 Month Euro Interbank Offered Rate	0.500%		EUR	6,530,000	25,671	09/21/2016	3,551
CitiBank	6 Month Euro Interbank Offered Rate	2.000%		EUR	340,000	11,739	09/18/2024	10,857
CitiBank	6 Month Euro Interbank Offered Rate	2.000%		EUR	450,000	18,199	09/18/2024	11,707
CitiBank	6 Month Euro Interbank Offered Rate	2.000%		EUR	4,400,000	48,755	09/18/2024	243,661
CitiBank	6 Month Euro Interbank Offered Rate	2.000%		EUR	1,730,000	72,310	09/18/2024	42,663
CitiBank	6 Month Euro Interbank Offered Rate	2.000%		EUR	510,000	22,688	09/18/2024	11,206
CitiBank	1.500%		(5)	GBP	7,080,000	15,388	09/21/2016	(11,085)
CitiBank	1.500%		(5)	GBP	1,200,000	(2,378)	09/21/2016	3,107
CitiBank	2.500%		(5)	GBP	3,390,000	(71,651)	09/18/2019	13,085
CitiBank	3.000%		(5)	GBP	70,000	(991)	09/18/2024	(619)
CitiBank	3.000%		(5)	GBP	940,000	(11,977)	09/18/2024	(9,645)
CitiBank	3.000%		(5)	GBP	120,000	(3,073)	09/18/2024	313
CitiBank	3.000%		(5)	GBP	30,000	(923)	09/18/2024	233
CitiBank	3.000%		(5)	GBP	9,900,000	(89,218)	09/18/2024	(138,500)
CitiBank	3.000%		(5)	GBP	920,000	(8,860)	09/18/2024	(12,302)
CitiBank	6 Month London Interbank Offered Rate	1.500%		GBP	43,200,000	184,494	09/21/2016	(210,755)
CitiBank	6 Month London Interbank Offered Rate	1.500%		GBP	980,000	4,655	09/21/2016	(5,251)
CitiBank	6 Month London Interbank Offered Rate	1.500%		GBP	190,000	68	09/21/2016	(183)
CitiBank	6 Month London Interbank Offered Rate	2.500%		GBP	1,690,000	21,148	09/18/2019	8,048
CitiBank	6 Month London Interbank Offered Rate	2.500%		GBP	1,700,000	16,939	09/18/2019	12,430
CitiBank	6 Month London Interbank Offered Rate	3.000%		GBP	1,590,000	22,160	09/18/2024	14,413

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	53

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND		CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month London Interbank Offered Rate	3.000%		GBP	300,000	$2,208	09/18/2024	$4,692
CitiBank	6 Month London Interbank Offered Rate	3.000%		GBP	1,860,000	21,311	09/18/2024	21,473
CitiBank	0.250%		(5)	JPY	4,011,080,000	(37,235)	09/21/2016	(20,559)
CitiBank	1.000%		(5)	JPY	186,550,000	(34,254)	09/18/2024	(12,949)
CitiBank	1.000%		(5)	JPY	124,180,000	(25,921)	09/18/2024	(5,501)
CitiBank	1.000%		(5)	JPY	42,600,000	(7,711)	09/18/2024	(3,068)
CitiBank	1.000%		(5)	JPY	186,550,000	(33,669)	09/18/2024	(13,533)
CitiBank	1.000%		(5)	JPY	43,000,000	(5,647)	09/18/2024	(5,233)
CitiBank	1.000%		(5)	JPY	110,630,000	(25,429)	09/18/2024	(2,564)
CitiBank	1.000%		(5)	JPY	49,800,000	(7,190)	09/18/2024	(5,411)
CitiBank	1.000%		(5)	JPY	43,000,000	(6,334)	09/18/2024	(4,546)
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	886,445,000	8,809	09/21/2016	3,963
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	220,760,000	1,929	09/21/2016	1,252
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	206,000,000	1,856	09/21/2016	1,112
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	595,380,000	7,987	09/21/2016	591
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	886,445,000	8,658	09/21/2016	4,114
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	534,270,000	8,135	09/21/2016	(437)
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	208,000,000	1,462	09/21/2016	1,535
CitiBank	6 Month London Interbank Offered Rate	0.250%		JPY	202,980,000	1,920	09/21/2016	1,005
CitiBank	6 Month London Interbank Offered Rate	1.000%		JPY	841,040,000	106,705	09/18/2024	106,103
CitiBank	2.000%		(6)	NOK	53,000,000	22,780	09/21/2016	(57,041)
CitiBank	2.000%		(6)	NOK	10,000	2	09/21/2016	(8)
CitiBank	3.500%		(6)	NOK	3,100,000	(11,129)	09/18/2024	(18,505)
CitiBank	6 Month Norwegian Interbank Offered Rate	2.000%		NOK	12,300,000	(4,221)	09/21/2016	12,172
CitiBank	6 Month Norwegian Interbank Offered Rate	3.500%		NOK	12,200,000	42,616	09/18/2024	74,007
CitiBank	3 Month Australian Bank-Bill Reference Rate	4.000%		NZD	2,430,000	(16,095)	09/14/2016	3,884

The accompanying notes are an integral part of these financial statements.	(Continued)

54	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND		CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	3 Month Australian Bank-Bill Reference Rate	5.000%		NZD	180,000	$1,223	09/11/2024	$(387)
CitiBank	3 Month Australian Bank-Bill Reference Rate	5.000%		NZD	420,000	2,891	09/11/2024	(940)
CitiBank	4.000%		(1)	NZD	1,700,000	4,874	09/14/2016	3,668
CitiBank	4.000%		(1)	NZD	720,000	2,135	09/14/2016	1,483
CitiBank	5.000%		(1)	NZD	600,000	4,879	09/11/2024	(7,666)
CitiBank	1.500%		(7)	SEK	13,380,000	(14,721)	09/21/2016	(12,281)
CitiBank	1.500%		(7)	SEK	13,300,000	(18,394)	09/21/2016	(8,447)
CitiBank	1.500%		(7)	SEK	13,350,000	(18,408)	09/21/2016	(8,533)
CitiBank	3 Month Stockholm Interbank Offered Rate	1.500%		SEK	172,800,000	141,853	09/21/2016	206,869
CitiBank	3 Month Stockholm Interbank Offered Rate	2.500%		SEK	3,100,000	4,080	09/18/2024	12,237
CitiBank	3 Month Stockholm Interbank Offered Rate	2.500%		SEK	4,050,000	5,166	09/18/2024	16,152
CitiBank	3 Month Stockholm Interbank Offered Rate	2.500%		SEK	3,050,000	426	09/18/2024	15,628
CitiBank	3.000%		(7)	SEK	39,100,000	(221,295)	09/18/2024	(253,353)
CitiBank	1.000%		(3)	USD	2,020,000	(11,500)	09/19/2016	(176)
CitiBank	3 Month London Interbank Offered Rate	1.000%		USD	4,800,000	12,626	09/19/2016	15,120
CitiBank	3 Month London Interbank Offered Rate	1.000%		USD	5,300,000	11,415	09/19/2016	19,221
CitiBank	3 Month London Interbank Offered Rate	1.000%		USD	5,760,000	18,288	09/19/2016	15,007
CitiBank	3 Month London Interbank Offered Rate	3.250%		USD	510,000	21,500	09/17/2024	4,346
CitiBank	3.250%		(3)	USD	10,000	(440)	09/17/2024	(67)
CitiBank	3.250%		(3)	USD	1,110,000	(20,697)	09/17/2024	(35,557)
CitiBank	3.250%		(3)	USD	1,200,000	(22,343)	09/17/2024	(38,472)
CitiBank	3.250%		(3)	USD	1,330,000	(43,822)	09/17/2024	(23,581)

						$36,187		$(93,437)

†	Forward effective date swap. See Note 3 in the Notes to Financial Statements.
(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month London Interbank Offered Rate
(4)	6 Month Euro Interbank Offered Rate
(5)	6 Month London Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate

Cash held as collateral at CitiBank for interest rate swap contracts was $517,640 at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	55

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	9/2014	CAD	(269,625)	$(2,168)
Bank of America	Bovespa Index	8/2014	BRL	(277,325)	4,020
CitiBank	Corn Futures^	9/2014	USD	(21,762)	824
Bank of America	H-SHARES Index Futures	7/2014	HKD	505,125	900
Bank of America	Long Gilt Futures	9/2014	GBP	(219,671)	(299)
Bank of America	MSCI Taiwan Stock Index Futures	7/2014	USD	163,203	2,997
Deutsche Bank	Palladium Futures^	9/2014	USD	251,111	1,834
Bank of America	SGX S&P CNX Nifty Index Futures	7/2014	USD	45,284	475
CitiBank	Soybean Futures^	11/2014	USD	(60,220)	2,358
Bank of America	Swiss Market Index Futures	9/2014	CHF	(3,027,035)	39,478
Bank of America	Taiwan Stock Exchange Futures	7/2014	TWD	3,651,484	2,157
Bank of America	Tel Aviv 25 Index Futures	7/2014	ILS	140,578	(489)
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	7,850,742	35,086
Bank of America	WIG20 Index Futures	9/2014	PLN	97,374	(873)

					$86,300

Money Market Fund is pledged as collateral to Bank of America for total return swap contracts in the amount of $220,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
5	Goldman Sachs	Brent Crude Futures^	8/2014	$562,993	$560,350	$(2,643)
1	Goldman Sachs	Gold 100 OZ Futures^	8/2014	131,873	132,200	327
11	J.P. Morgan	LME Aluminum Futures^	7/2014	501,073	511,569	10,496
2	J.P. Morgan	LME Aluminum Futures^	7/2014	92,558	93,188	630
2	J.P. Morgan	LME Aluminum Futures^	7/2014	93,952	93,280	(672)
1	J.P. Morgan	LME Aluminum Futures^	8/2014	44,027	46,981	2,954
1	J.P. Morgan	LME Aluminum Futures^	9/2014	46,151	47,136	985
2	J.P. Morgan	LME Aluminum Futures^	9/2014	92,463	94,538	2,075
1	J.P. Morgan	LME Aluminum Futures^	9/2014	47,327	47,270	(57)
2	J.P. Morgan	LME Copper Futures^	7/2014	332,179	352,020	19,841
1	J.P. Morgan	LME Copper Futures^	7/2014	166,692	175,841	9,149
1	J.P. Morgan	LME Copper Futures^	8/2014	170,803	175,716	4,913
1	J.P. Morgan	LME Copper Futures^	9/2014	167,499	175,600	8,101
1	J.P. Morgan	LME Lead Futures^	7/2014	51,927	53,681	1,754
2	J.P. Morgan	LME Nickel Futures^	7/2014	196,924	227,718	30,794
1	J.P. Morgan	LME Nickel Futures^	7/2014	109,572	113,935	4,363
1	J.P. Morgan	LME Nickel Futures^	9/2014	112,505	114,179	1,674
1	J.P. Morgan	LME Nickel Futures^	9/2014	113,312	114,222	910
3	J.P. Morgan	LME Zinc Futures^	7/2014	151,956	166,012	14,056
1	J.P. Morgan	LME Zinc Futures^	8/2014	52,326	55,320	2,994
1	J.P. Morgan	LME Zinc Futures^	8/2014	51,630	55,350	3,720
2	Goldman Sachs	WTI Crude Futures^	8/2014	211,253	210,740	(513)
14	Barclays Capital	Amsterdam Index Futures	7/2014	1,592,503	1,584,417	(8,086)

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
15	Barclays Capital	BIST National 30 Index Futures	8/2014	$69,871	$69,296	$(575)
102	Barclays Capital	Euro Stoxx 50 Index	9/2014	4,569,159	4,514,089	(55,070)
6	Barclays Capital	FTSE/JSE Top 40 Index Futures	9/2014	259,230	259,915	685
13	Barclays Capital	IBEX 35 Index Futures	7/2014	1,943,535	1,932,376	(11,159)
3	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	98,067	99,720	1,653
21	Barclays Capital	OMXS30 Index Futures	7/2014	435,673	433,575	(2,098)
9	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	1,443,503	1,456,970	13,467
1	Barclays Capital	SET50 Index Futures	9/2014	6,012	6,107	95
1	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	15,236	15,253	17
208	J.P. Morgan	90-Day Sterling Futures	12/2014	44,171,619	44,113,731	(57,888)
147	J.P. Morgan	90-Day Sterling Futures	3/2015	31,156,832	31,102,631	(54,201)
125	J.P. Morgan	90-Day Sterling Futures	6/2015	26,428,396	26,382,301	(46,095)
55	J.P. Morgan	U.S. Treasury 10-Year Note Futures	9/2014	6,874,694	6,884,453	9,759

				122,565,325	122,471,680	(93,645)

Short Contracts:
8	Goldman Sachs	Corn Futures^	9/2014	(175,080)	(167,500)	7,580
11	J.P. Morgan	LME Aluminum Futures^	7/2014	(500,919)	(511,569)	(10,650)
2	J.P. Morgan	LME Aluminum Futures^	7/2014	(93,546)	(93,188)	358
2	J.P. Morgan	LME Aluminum Futures^	7/2014	(94,308)	(93,280)	1,028
1	J.P. Morgan	LME Aluminum Futures^	8/2014	(43,948)	(46,981)	(3,033)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(45,998)	(47,136)	(1,138)
7	J.P. Morgan	LME Aluminum Futures^	9/2014	(323,335)	(330,881)	(7,546)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(47,347)	(47,270)	77
2	J.P. Morgan	LME Copper Futures^	7/2014	(332,118)	(352,020)	(19,902)
1	J.P. Morgan	LME Copper Futures^	7/2014	(165,873)	(175,841)	(9,968)
1	J.P. Morgan	LME Copper Futures^	8/2014	(170,348)	(175,716)	(5,368)
1	J.P. Morgan	LME Lead Futures^	7/2014	(51,889)	(53,682)	(1,793)
1	J.P. Morgan	LME Lead Futures^	9/2014	(53,292)	(54,238)	(946)
2	J.P. Morgan	LME Nickel Futures^	7/2014	(197,561)	(227,718)	(30,157)
1	J.P. Morgan	LME Nickel Futures^	7/2014	(109,648)	(113,935)	(4,287)
1	J.P. Morgan	LME Nickel Futures^	9/2014	(113,248)	(114,179)	(931)
1	J.P. Morgan	LME Nickel Futures^	9/2014	(115,198)	(114,222)	976
3	J.P. Morgan	LME Zinc Futures^	7/2014	(151,798)	(166,012)	(14,214)
1	J.P. Morgan	LME Zinc Futures^	8/2014	(51,798)	(55,321)	(3,523)
1	J.P. Morgan	LME Zinc Futures^	8/2014	(51,298)	(55,350)	(4,052)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(52,273)	(55,500)	(3,227)
12	Goldman Sachs	Natural Gas Futures^	8/2014	(566,525)	(535,320)	31,205
1	Goldman Sachs	Silver Futures^	9/2014	(105,475)	(105,280)	195
11	Goldman Sachs	Soybean Futures^	11/2014	(672,044)	(636,487)	35,557
4	Goldman Sachs	Soybean Meal Futures^	12/2014	(160,814)	(146,960)	13,854
14	Goldman Sachs	Soybean Oil Futures^	12/2014	(326,398)	(328,860)	(2,462)
13	Goldman Sachs	Wheat Futures^	9/2014	(389,111)	(375,376)	13,735
15	Barclays Capital	CAC40 Index Futures	7/2014	(929,535)	(908,257)	21,278
2	Barclays Capital	DAX Index Futures	9/2014	(677,681)	(675,031)	2,650
11	Barclays Capital	FTSE 100 Index Futures	9/2014	(1,263,801)	(1,263,373)	428
1	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2014	(29,436)	(29,329)	107
4	Barclays Capital	FTSE/MIB Index Futures	9/2014	(599,417)	(583,404)	16,013
1	Barclays Capital	KOSPI Index 200 Futures	9/2014	(130,491)	(128,780)	1,711

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	57

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	MEX Index Futures	9/2014	$(32,930)	$(33,025)	$(95)
2	Barclays Capital	MSCI Singapore Index Futures	7/2014	(119,065)	(118,855)	210
10	Barclays Capital	S&P 500 E-Mini Futures	9/2014	(976,432)	(976,200)	232
19	Barclays Capital	SPI 200 Index Futures	9/2014	(2,400,895)	(2,398,064)	2,831
19	Barclays Capital	TOPIX Index Futures	9/2014	(2,316,047)	(2,367,850)	(51,803)
88	J.P. Morgan	3-Month Euro Euribor Futures	12/2014	(30,039,692)	(30,076,400)	(36,708)
72	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	(24,589,438)	(24,606,732)	(17,294)
24	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	(8,200,068)	(8,201,422)	(1,354)
120	J.P. Morgan	90-Day EURODollar Futures	12/2014	(29,912,747)	(29,917,500)	(4,753)
111	J.P. Morgan	90-Day EURODollar Futures	3/2015	(27,652,841)	(27,651,487)	1,354
33	J.P. Morgan	90-Day EURODollar Futures	6/2015	(8,206,803)	(8,207,512)	(709)
45	J.P. Morgan	90-Day EURODollar Futures	12/2017	(10,920,342)	(10,944,562)	(24,220)
90	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	(10,040,495)	(10,223,943)	(183,448)
138	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2014	(31,914,618)	(31,921,513)	(6,895)
182	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(42,081,668)	(42,082,329)	(661)
122	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(28,196,193)	(28,191,885)	4,308
15	J.P. Morgan	Canadian 10-Year Bond Futures	9/2014	(1,897,267)	(1,911,531)	(14,264)
16	J.P. Morgan	Euro - Bund Futures	9/2014	(3,177,968)	(3,220,812)	(42,844)
14	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2014	(3,947,569)	(3,947,959)	(390)
14	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(3,947,128)	(3,947,959)	(831)
1	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2015	(282,053)	(281,997)	56
4	J.P. Morgan	Long Gilt Futures	9/2014	(749,040)	(752,468)	(3,428)
116	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	9/2014	(16,623,645)	(16,676,610)	(52,965)

				(297,016,495)	(297,426,611)	(410,116)

				$(174,451,170)	$(174,954,931)	$(503,761)

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,148,374, $117,444 and $1,352,141 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

58	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	2,639,000	$2,439,203	$2,474,588	$35,385
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	543,000	235,287	240,330	5,043
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	3,092,000	2,833,338	2,892,105	58,767
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	1,450,000	1,619,855	1,636,188	16,333
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	111,000,000	199,610	199,076	(534)
Chinese Renminbi, Expiring 09/17/14*	Credit Suisse International	CNY	6,550,000	1,058,287	1,049,947	(8,340)
Columbian Peso, Expiring 09/17/14*	Credit Suisse International	COP	388,000,000	202,079	205,532	3,453
Euro, Expiring 09/17/14	Credit Suisse International	EUR	1,423,000	1,936,116	1,949,087	12,971
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	1,239,000	2,094,492	2,119,057	24,565
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	16,000	2,064	2,064	—
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	50,000,000	223,036	220,423	(2,613)
Indonesian Rupiah, Expiring 09/17/14*	Credit Suisse International	IDR	1,040,000,000	86,455	86,441	(14)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	21,000,000	349,369	342,535	(6,834)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	163,899,000	1,607,993	1,618,793	10,800
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	342,822,000	334,408	337,760	3,352
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	1,506,000	116,066	115,463	(603)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	1,270,000	392,425	393,094	669
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	7,224,000	1,201,885	1,174,212	(27,673)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	5,557,000	4,693,038	4,829,690	136,652
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	970,000	317,829	317,848	19
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	23,800,000	678,644	687,836	9,192
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	813,000	378,547	377,649	(898)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	4,694,000	157,135	157,367	232
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	447,000	41,589	41,486	(103)

				$23,198,750	$23,468,571	$269,821

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	59

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(2,912,000)	$(2,682,941)	$(2,730,580)	$(47,639)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(767,000)	(331,655)	(339,472)	(7,817)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(3,010,000)	(2,756,153)	(2,815,406)	(59,253)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(2,847,000)	(3,180,561)	(3,212,571)	(32,010)
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	(130,000,000)	(233,660)	(233,152)	508
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	(590,000)	(29,250)	(29,460)	(210)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(1,239,000)	(1,682,264)	(1,697,062)	(14,798)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(345,000)	(577,804)	(590,052)	(12,248)
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	(26,000)	(3,354)	(3,353)	1
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(52,000,000)	(230,153)	(229,240)	913
Indonesian Rupiah, Expiring 09/17/14*	Credit Suisse International	IDR	(1,610,000,000)	(134,184)	(133,817)	367
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(330,000)	(95,158)	(96,126)	(968)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(335,379,000)	(3,276,198)	(3,312,462)	(36,264)
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	(109,578,000)	(106,969)	(107,960)	(991)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(10,074,000)	(770,060)	(772,357)	(2,297)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(5,222,000)	(866,021)	(848,800)	17,221
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(2,138,000)	(1,811,206)	(1,858,175)	(46,969)
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	(6,200,000)	(141,169)	(141,828)	(659)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(60,000)	(19,527)	(19,661)	(134)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	(15,700,000)	(443,215)	(453,741)	(10,526)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(15,520,000)	(2,324,204)	(2,320,958)	3,246
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(763,000)	(607,545)	(611,936)	(4,391)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(948,000)	(436,879)	(440,359)	(3,480)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	(4,294,000)	(143,363)	(143,957)	(594)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(5,400,000)	(497,595)	(501,168)	(3,573)

				(23,381,088)	(23,643,653)	(262,565)

				$(182,338)	$(175,082)	$7,256

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.	(Continued)

60	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	61

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 24.3%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	68,805,406	$68,805,406
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	275,221,626	275,221,626
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	816,942,044	816,942,044
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	327,145,306	327,145,306

TOTAL MONEY MARKET FUNDS (cost $1,488,114,382)		1,488,114,382

SHORT-TERM INVESTMENTS - 69.5%	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
U.S. Treasury Bill, 0.056%, 07/31/2014 ^(c)	$708,788	$708,774,733
U.S. Treasury Bill, 0.062%, 08/07/2014 (c)	364,980	364,978,175
U.S. Treasury Bill, 0.048%, 10/09/2014 ^(c)	315,708	315,681,796
U.S. Treasury Bill, 0.045%, 11/28/2014 ^(c)	134,500	134,469,200
U.S. Treasury Bill, 0.051%, 12/04/2014 ^(c)	934,500	934,297,213
U.S. Treasury Bill, 0.061%, 12/11/2014 ^(c)	800,000	799,819,200
U.S. Treasury Bill, 0.049%, 12/18/2014 ^(c)	505,324	505,204,744
U.S. Treasury Bill, 0.050%, 12/26/2014 (c)	500,000	499,839,500

TOTAL SHORT-TERM INVESTMENTS (cost $4,263,009,826)		4,263,064,561

TOTAL INVESTMENTS - 93.8% (cost $5,751,124,208)		5,751,178,943

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2% (d)		379,244,560

NET ASSETS - 100.0%		$6,130,423,503

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond	9/2014	JPY	5,662,920,900	$171,029
CitiBank	Cocoa Futures^	9/2014	USD	51,124,064	56,170
CitiBank	Cocoa Futures^	9/2014	USD	25,249,856	329,004
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	76,997	(11,332)
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	(80,700)	15,034
CitiBank	Corn Futures^	9/2014	USD	(126,157,138)	5,305,888
Bank of America	Euro - Bobl Futures	9/2014	EUR	783,430,847	5,722,140
Bank of America	Euro - SCHATZ Futures	9/2014	EUR	334,781,054	253,688
Barclays Capital	Gasoline RBOB Futures^	6/2014	USD	47,502,000	3,256,198
Barclays Capital	Gasoline RBOB Futures^	6/2014	USD	(49,782,915)	(975,385)
Barclays Capital	Gasoline RBOB Futures^	7/2014	USD	63,523,265	513,853

The accompanying notes are an integral part of these financial statements.	(Continued)

62	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	423,958,680	$1,064,081
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	(419,183,720)	(16,015,083)
Bank of America	Hang Seng Index Futures	7/2014	HKD	559,040,656	1,052,978
CitiBank	Hard Red Winter Wheat Futures^	9/2014	USD	6,643,683	(271,323)
CitiBank	Hard Red Winter Wheat Futures^	9/2014	USD	(16,803,166)	347,183
Bank of America	H-SHARES Index Futures	7/2014	HKD	304,573,484	544,799
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	117,824,460	6,547,766
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	(116,849,224)	(7,522,940)
Merrill Lynch	Lean Hogs Futures^	8/2014	USD	91,216,528	2,185,687
Merrill Lynch	Lean Hogs Futures^	8/2014	USD	(64,881,240)	(2,062,254)
CitiBank	LME Aluminum Futures^	9/2014	USD	23,884,925	316,675
CitiBank	LME Aluminum Futures^	9/2014	USD	(24,292,025)	232,231
CitiBank	LME Copper Futures^	9/2014	USD	(166,838)	(8,762)
CitiBank	LME Copper Futures^	9/2014	USD	37,005,893	406,768
CitiBank	LME Copper Futures^	9/2014	USD	(69,826,837)	(1,393,171)
CitiBank	LME Nickel Futures^	9/2014	USD	113,550	672
CitiBank	LME Zinc Futures^	9/2014	USD	53,462	2,038
Bank of America	MSCI Taiwan Stock Index Futures	7/2014	USD	30,166,925	546,835
Barclays Capital	Platinum Futures^	10/2014	USD	4,731,590	13,682
Barclays Capital	Platinum Futures^	10/2014	USD	(4,664,320)	(80,911)
Bank of America	SGX S&P CNX Nifty Index Futures	7/2014	USD	46,343,307	346,126
Barclays Capital	Silver Futures^	9/2014	USD	99,115,975	162,997
Barclays Capital	Silver Futures^	9/2014	USD	(99,100,280)	(178,685)
CitiBank	Soybean Futures^	11/2014	USD	(98,571,884)	5,293,350
CitiBank	Soybean Futures^	11/2014	USD	307,522,621	(14,495,465)
Deutsche Bank	Soybean Meal Futures^	12/2014	USD	74,550,125	(5,625,885)
CitiBank	Soybean Oil Futures^	12/2014	USD	(104,864,544)	(1,075,356)
Bank of America	Swiss Market Index Futures	9/2014	CHF	239,188,268	(3,273,161)
Bank of America	Taiwan Stock Exchange Futures	7/2014	TWD	2,363,123,685	1,436,983
Bank of America	U.S. Treasury 2-Year Note Futures	9/2014	USD	1,298,271,186	(691,717)
CitiBank	Wheat Futures^	9/2014	USD	51,844,172	(1,918,701)
CitiBank	Wheat Futures^	9/2014	USD	(237,561,527)	8,435,782
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	183,256,440	2,721,610

					$(8,318,884)

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank and Merrill Lynch for total return swap contracts in the amount of $19,920,679, $28,540,173, $51,460,000, $26,100,089 and $18,411,052, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2,354	Goldman Sachs	Brent Crude Futures^	8/2014	$264,944,938	$263,812,780	$(1,132,158)
1,800	Goldman Sachs	Cocoa Futures^	9/2014	57,056,282	57,646,791	590,509
38	Goldman Sachs	Coffee ‘C’ Futures^	9/2014	2,551,214	2,495,175	(56,039)
1,112	Goldman Sachs	Gas Oil Futures^	8/2014	103,426,283	102,165,000	(1,261,283)
895	Goldman Sachs	Gasoline RBOB Futures^	8/2014	114,465,101	114,397,647	(67,454)
305	J.P. Morgan	LME Aluminum Futures^	8/2014	13,613,934	14,261,113	647,179

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	63

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
240	J.P. Morgan	LME Aluminum Futures^	8/2014	$10,710,499	$11,235,960	$525,461
33	J.P. Morgan	LME Aluminum Futures^	8/2014	1,459,989	1,545,333	85,344
231	J.P. Morgan	LME Aluminum Futures^	8/2014	10,195,899	10,820,040	624,141
61	J.P. Morgan	LME Aluminum Futures^	8/2014	2,706,239	2,860,122	153,883
7	J.P. Morgan	LME Aluminum Futures^	8/2014	312,390	328,293	15,903
7	J.P. Morgan	LME Aluminum Futures^	8/2014	313,265	328,376	15,111
155	J.P. Morgan	LME Aluminum Futures^	8/2014	6,878,447	7,280,272	401,825
173	J.P. Morgan	LME Aluminum Futures^	8/2014	7,649,122	8,127,756	478,634
63	J.P. Morgan	LME Aluminum Futures^	8/2014	2,768,981	2,959,819	190,838
298	J.P. Morgan	LME Aluminum Futures^	8/2014	13,717,978	14,020,154	302,176
485	J.P. Morgan	LME Aluminum Futures^	8/2014	22,251,167	22,823,494	572,327
83	J.P. Morgan	LME Aluminum Futures^	9/2014	3,835,971	3,909,549	73,578
93	J.P. Morgan	LME Aluminum Futures^	9/2014	4,309,054	4,381,602	72,548
52	J.P. Morgan	LME Aluminum Futures^	9/2014	2,373,349	2,450,500	77,151
199	J.P. Morgan	LME Aluminum Futures^	9/2014	9,182,700	9,380,064	197,364
35	J.P. Morgan	LME Aluminum Futures^	9/2014	1,655,328	1,651,309	(4,019)
30	J.P. Morgan	LME Aluminum Futures^	9/2014	1,423,224	1,415,737	(7,487)
531	J.P. Morgan	LME Aluminum Futures^	9/2014	24,730,244	25,099,706	369,462
10	J.P. Morgan	LME Aluminum Futures^	9/2014	473,552	472,697	(855)
48	J.P. Morgan	LME Aluminum Futures^	9/2014	2,272,685	2,269,043	(3,642)
45	J.P. Morgan	LME Aluminum Futures^	9/2014	2,119,237	2,127,240	8,003
15	J.P. Morgan	LME Aluminum Futures^	9/2014	715,558	709,088	(6,470)
4	J.P. Morgan	LME Aluminum Futures^	9/2014	190,052	189,092	(960)
30	J.P. Morgan	LME Copper Futures^	7/2014	5,005,375	5,278,500	273,125
99	J.P. Morgan	LME Copper Futures^	7/2014	16,426,660	17,416,575	989,915
8	J.P. Morgan	LME Copper Futures^	7/2014	1,313,802	1,407,200	93,398
254	J.P. Morgan	LME Copper Futures^	7/2014	42,040,736	44,665,456	2,624,720
85	J.P. Morgan	LME Copper Futures^	7/2014	14,168,848	14,946,507	777,659
39	J.P. Morgan	LME Copper Futures^	7/2014	6,539,967	6,857,545	317,578
197	J.P. Morgan	LME Copper Futures^	7/2014	33,363,813	34,636,688	1,272,875
141	J.P. Morgan	LME Copper Futures^	8/2014	24,230,973	24,787,800	556,827
153	J.P. Morgan	LME Copper Futures^	8/2014	26,331,331	26,897,400	566,069
183	J.P. Morgan	LME Copper Futures^	8/2014	31,563,361	32,171,400	608,039
16	J.P. Morgan	LME Copper Futures^	8/2014	2,772,546	2,811,800	39,254
10	J.P. Morgan	LME Copper Futures^	8/2014	1,716,177	1,756,937	40,760
198	J.P. Morgan	LME Copper Futures^	8/2014	34,464,520	34,779,740	315,220
162	J.P. Morgan	LME Copper Futures^	8/2014	27,920,060	28,455,989	535,929
79	J.P. Morgan	LME Copper Futures^	9/2014	13,632,447	13,876,508	244,061
70	J.P. Morgan	LME Copper Futures^	9/2014	11,921,717	12,295,570	373,853
347	J.P. Morgan	LME Copper Futures^	9/2014	59,761,134	60,933,200	1,172,066
19	J.P. Morgan	LME Copper Futures^	9/2014	3,272,881	3,333,141	60,260
128	J.P. Morgan	LME Copper Futures^	9/2014	22,233,976	22,452,576	218,600
51	J.P. Morgan	LME Copper Futures^	9/2014	8,841,646	8,944,125	102,479
40	J.P. Morgan	LME Nickel Futures^	7/2014	3,856,314	4,552,560	696,246
16	J.P. Morgan	LME Nickel Futures^	7/2014	1,559,423	1,821,127	261,704
20	J.P. Morgan	LME Nickel Futures^	7/2014	1,971,517	2,276,923	305,406
12	J.P. Morgan	LME Nickel Futures^	7/2014	1,279,402	1,366,694	87,292
2	J.P. Morgan	LME Nickel Futures^	7/2014	222,757	227,895	5,138
12	J.P. Morgan	LME Nickel Futures^	7/2014	1,342,663	1,367,668	25,005
27	J.P. Morgan	LME Nickel Futures^	7/2014	2,934,954	3,077,421	142,467
16	J.P. Morgan	LME Nickel Futures^	7/2014	1,749,841	1,823,756	73,915
46	J.P. Morgan	LME Nickel Futures^	8/2014	5,033,250	5,243,873	210,623
43	J.P. Morgan	LME Nickel Futures^	8/2014	4,785,794	4,903,216	117,422
8	J.P. Morgan	LME Nickel Futures^	8/2014	891,617	912,276	20,659
13	J.P. Morgan	LME Nickel Futures^	8/2014	1,502,161	1,482,530	(19,631)
23	J.P. Morgan	LME Nickel Futures^	9/2014	2,564,778	2,626,244	61,466

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
15	J.P. Morgan	LME Nickel Futures^	9/2014	$1,647,031	$1,712,847	$65,816
389	J.P. Morgan	LME Nickel Futures^	9/2014	44,698,184	44,432,358	(265,826)
4	J.P. Morgan	LME Nickel Futures^	9/2014	449,528	456,840	7,312
59	J.P. Morgan	LME Zinc Futures^	7/2014	2,920,623	3,266,019	345,396
213	J.P. Morgan	LME Zinc Futures^	7/2014	10,906,233	11,782,894	876,661
191	J.P. Morgan	LME Zinc Futures^	7/2014	9,807,777	10,564,688	756,911
201	J.P. Morgan	LME Zinc Futures^	7/2014	10,332,232	11,116,556	784,324
102	J.P. Morgan	LME Zinc Futures^	7/2014	5,291,326	5,639,656	348,330
100	J.P. Morgan	LME Zinc Futures^	7/2014	5,222,852	5,528,700	305,848
26	J.P. Morgan	LME Zinc Futures^	7/2014	1,348,936	1,437,364	88,428
78	J.P. Morgan	LME Zinc Futures^	7/2014	4,029,801	4,311,489	281,688
18	J.P. Morgan	LME Zinc Futures^	7/2014	922,113	994,891	72,778
41	J.P. Morgan	LME Zinc Futures^	7/2014	2,099,902	2,265,978	166,076
16	J.P. Morgan	LME Zinc Futures^	9/2014	853,525	887,244	33,719
47	J.P. Morgan	LME Zinc Futures^	9/2014	2,474,624	2,606,644	132,020
787	J.P. Morgan	LME Zinc Futures^	9/2014	42,218,268	43,678,500	1,460,232
283	J.P. Morgan	LME Zinc Futures^	9/2014	15,305,465	15,701,194	395,729
147	J.P. Morgan	LME Zinc Futures^	9/2014	8,039,977	8,154,384	114,407
22	J.P. Morgan	LME Zinc Futures^	9/2014	1,201,439	1,220,175	18,736
4	J.P. Morgan	LME Zinc Futures^	9/2014	218,189	221,813	3,624
17	J.P. Morgan	LME Zinc Futures^	9/2014	929,263	942,543	13,280
18	J.P. Morgan	LME Zinc Futures^	9/2014	987,016	997,650	10,634
2,855	Goldman Sachs	Natural Gas Futures^	8/2014	134,124,626	127,361,550	(6,763,076)
936	Goldman Sachs	Heating Oil ULSD Futures^	8/2014	119,729,492	116,964,994	(2,764,498)
178	Goldman Sachs	Platinum Futures^	10/2014	13,175,023	13,197,810	22,787
285	Goldman Sachs	Silver Futures^	9/2014	30,006,700	30,004,800	(1,900)
91	Goldman Sachs	Soybean Meal Futures^	12/2014	3,603,133	3,343,340	(259,793)
474	Goldman Sachs	WTI Crude Futures^	8/2014	50,238,178	49,945,380	(292,798)
2,305	Barclays Capital	Amsterdam Index Futures	7/2014	262,210,752	260,862,948	(1,347,804)
3,385	Barclays Capital	CAC40 Index Futures	7/2014	209,762,133	204,963,261	(4,798,872)
590	Barclays Capital	DAX Index Futures	9/2014	200,601,044	199,134,048	(1,466,996)
3,656	Barclays Capital	DJIA Mini E-CBOT Futures	9/2014	305,110,486	306,007,200	896,714
1,066	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	124,287,100	126,885,980	2,598,880
5,056	Barclays Capital	Euro Stoxx 50 Index	9/2014	226,413,431	223,757,205	(2,656,226)
2,099	Barclays Capital	FTSE 100 Index Futures	9/2014	241,523,658	241,074,459	(449,199)
3,000	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	129,933,138	129,957,687	24,549
389	Barclays Capital	FTSE/MIB Index Futures	9/2014	58,410,008	56,736,035	(1,673,973)
64	Barclays Capital	Hang Seng Index Futures	7/2014	9,428,450	9,539,224	110,774
10	Barclays Capital	H-SHARES Index Futures	7/2014	653,068	660,740	7,672
737	Barclays Capital	IBEX 35 Index Futures	7/2014	110,192,743	109,550,895	(641,848)
285	Barclays Capital	KOSPI Index 200 Futures	9/2014	37,138,451	36,702,412	(436,039)
1,482	Barclays Capital	MSCI Singapore Index Futures	7/2014	88,222,031	88,071,377	(150,654)
370	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	12,095,059	12,298,800	203,741
3,663	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2014	276,598,784	281,355,030	4,756,246
3,145	Barclays Capital	S&P 500 E-Mini Futures	9/2014	303,109,575	307,014,900	3,905,325
1,402	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	196,484,612	200,387,860	3,903,248
2,389	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	382,972,381	386,744,633	3,772,252
4,249	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	64,526,744	64,809,997	283,253
1,463	Barclays Capital	SPI 200 Index Futures	9/2014	184,716,524	184,650,869	(65,655)
1,246	Barclays Capital	TOPIX Index Futures	9/2014	152,685,307	155,281,081	2,595,774
677	J.P. Morgan	10-Year Japanese Government Bond	9/2014	970,534,272	973,348,305	2,814,033
2,539	J.P. Morgan	3-Month Euro Euribor Futures	12/2014	867,562,480	867,772,518	210,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	65

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3,451	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	$1,178,994,024	$1,179,414,330	$420,306
3,935	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	1,343,919,181	1,344,691,546	772,365
5,146	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	1,756,768,258	1,758,257,409	1,489,151
5,592	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	1,907,200,527	1,910,165,704	2,965,177
5,629	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	1,917,766,472	1,922,130,065	4,363,593
5,697	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	1,943,183,052	1,944,374,858	1,191,806
266	J.P. Morgan	90-Day EURODollar Futures	12/2014	66,317,600	66,317,125	(475)
371	J.P. Morgan	90-Day EURODollar Futures	3/2015	92,417,167	92,420,737	3,570
742	J.P. Morgan	90-Day EURODollar Futures	6/2015	184,527,793	184,544,675	16,882
711	J.P. Morgan	90-Day EURODollar Futures	9/2015	176,479,718	176,487,975	8,257
1,128	J.P. Morgan	90-Day EURODollar Futures	12/2015	279,315,799	279,363,300	47,501
1,474	J.P. Morgan	90-Day EURODollar Futures	3/2016	364,067,870	364,170,125	102,255
1,890	J.P. Morgan	90-Day EURODollar Futures	6/2016	465,539,625	465,696,000	156,375
2,028	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	227,305,077	230,379,526	3,074,449
6,993	J.P. Morgan	Australia 3-Year Bond Futures	9/2014	719,011,878	721,908,726	2,896,848
3,710	J.P. Morgan	Canadian 10-Year Bond Futures	9/2014	469,320,108	472,785,530	3,465,422
2,435	J.P. Morgan	Euro - Bund Futures	9/2014	483,710,341	490,167,433	6,457,092
7,038	J.P. Morgan	Euro - SCHATZ Futures	9/2014	1,066,162,728	1,066,445,187	282,459
1,322	J.P. Morgan	Euro - Buxl 30-Year Bond Futures	9/2014	238,791,516	243,763,499	4,971,983
296	J.P. Morgan	Long Gilt Futures	9/2014	55,824,380	55,682,658	(141,722)
1,958	J.P. Morgan	U.S. Long Bond Futures	9/2014	266,881,920	268,613,125	1,731,205
2,712	J.P. Morgan	U.S. Treasury 10-Year Note Futures	9/2014	339,074,191	339,466,125	391,934
3,194	J.P. Morgan	U.S. Treasury 5-Year Note Futures	9/2014	381,372,164	381,558,234	186,070

				22,967,424,199	23,026,660,249	59,236,050

Short Contracts:
7,462	Goldman Sachs	Corn Futures^	9/2014	(164,030,657)	(156,235,625)	7,795,032
1,639	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(63,271,559)	(60,241,445)	3,030,114
305	J.P. Morgan	LME Aluminum Futures^	8/2014	(13,590,298)	(14,261,113)	(670,815)
240	J.P. Morgan	LME Aluminum Futures^	8/2014	(10,726,740)	(11,235,960)	(509,220)
33	J.P. Morgan	LME Aluminum Futures^	8/2014	(1,468,733)	(1,545,332)	(76,599)
231	J.P. Morgan	LME Aluminum Futures^	8/2014	(10,212,048)	(10,820,040)	(607,992)
61	J.P. Morgan	LME Aluminum Futures^	8/2014	(2,700,480)	(2,860,122)	(159,642)
7	J.P. Morgan	LME Aluminum Futures^	8/2014	(312,729)	(328,293)	(15,564)
7	J.P. Morgan	LME Aluminum Futures^	8/2014	(312,579)	(328,375)	(15,796)
155	J.P. Morgan	LME Aluminum Futures^	8/2014	(6,876,636)	(7,280,272)	(403,636)
173	J.P. Morgan	LME Aluminum Futures^	8/2014	(7,662,552)	(8,127,756)	(465,204)

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
63	J.P. Morgan	LME Aluminum Futures^	8/2014	$(2,770,736)	$(2,959,818)	$(189,082)
298	J.P. Morgan	LME Aluminum Futures^	8/2014	(13,707,380)	(14,020,155)	(312,775)
485	J.P. Morgan	LME Aluminum Futures^	8/2014	(22,227,254)	(22,823,494)	(596,240)
83	J.P. Morgan	LME Aluminum Futures^	9/2014	(3,848,952)	(3,909,549)	(60,597)
93	J.P. Morgan	LME Aluminum Futures^	9/2014	(4,277,806)	(4,381,601)	(103,795)
52	J.P. Morgan	LME Aluminum Futures^	9/2014	(2,365,892)	(2,450,500)	(84,608)
199	J.P. Morgan	LME Aluminum Futures^	9/2014	(9,159,336)	(9,380,064)	(220,728)
35	J.P. Morgan	LME Aluminum Futures^	9/2014	(1,662,427)	(1,651,309)	11,118
30	J.P. Morgan	LME Aluminum Futures^	9/2014	(1,421,938)	(1,415,738)	6,200
409	J.P. Morgan	LME Aluminum Futures^	9/2014	(18,816,049)	(19,332,919)	(516,870)
10	J.P. Morgan	LME Aluminum Futures^	9/2014	(473,229)	(472,697)	532
48	J.P. Morgan	LME Aluminum Futures^	9/2014	(2,277,800)	(2,269,044)	8,756
45	J.P. Morgan	LME Aluminum Futures^	9/2014	(2,126,156)	(2,127,240)	(1,084)
15	J.P. Morgan	LME Aluminum Futures^	9/2014	(716,275)	(709,087)	7,188
4	J.P. Morgan	LME Aluminum Futures^	9/2014	(189,292)	(189,092)	200
30	J.P. Morgan	LME Copper Futures^	7/2014	(4,996,438)	(5,278,500)	(282,062)
99	J.P. Morgan	LME Copper Futures^	7/2014	(16,186,294)	(17,416,575)	(1,230,281)
8	J.P. Morgan	LME Copper Futures^	7/2014	(1,330,983)	(1,407,200)	(76,217)
254	J.P. Morgan	LME Copper Futures^	7/2014	(42,074,572)	(44,665,456)	(2,590,884)
85	J.P. Morgan	LME Copper Futures^	7/2014	(14,099,198)	(14,946,506)	(847,308)
39	J.P. Morgan	LME Copper Futures^	7/2014	(6,548,994)	(6,857,546)	(308,552)
197	J.P. Morgan	LME Copper Futures^	7/2014	(33,307,365)	(34,636,688)	(1,329,323)
141	J.P. Morgan	LME Copper Futures^	8/2014	(24,216,457)	(24,787,800)	(571,343)
153	J.P. Morgan	LME Copper Futures^	8/2014	(26,411,307)	(26,897,400)	(486,093)
183	J.P. Morgan	LME Copper Futures^	8/2014	(31,778,019)	(32,171,400)	(393,381)
16	J.P. Morgan	LME Copper Futures^	8/2014	(2,743,967)	(2,811,800)	(67,833)
10	J.P. Morgan	LME Copper Futures^	8/2014	(1,706,479)	(1,756,937)	(50,458)
198	J.P. Morgan	LME Copper Futures^	8/2014	(34,501,088)	(34,779,739)	(278,651)
162	J.P. Morgan	LME Copper Futures^	8/2014	(27,826,663)	(28,455,989)	(629,326)
79	J.P. Morgan	LME Copper Futures^	9/2014	(13,568,086)	(13,876,508)	(308,422)
70	J.P. Morgan	LME Copper Futures^	9/2014	(11,856,104)	(12,295,570)	(439,466)
392	J.P. Morgan	LME Copper Futures^	9/2014	(67,305,585)	(68,835,200)	(1,529,615)
19	J.P. Morgan	LME Copper Futures^	9/2014	(3,267,723)	(3,333,142)	(65,419)
128	J.P. Morgan	LME Copper Futures^	9/2014	(22,198,871)	(22,452,576)	(253,705)
51	J.P. Morgan	LME Copper Futures^	9/2014	(8,842,019)	(8,944,125)	(102,106)
40	J.P. Morgan	LME Nickel Futures^	7/2014	(3,868,957)	(4,552,560)	(683,603)
16	J.P. Morgan	LME Nickel Futures^	7/2014	(1,552,767)	(1,821,127)	(268,360)
20	J.P. Morgan	LME Nickel Futures^	7/2014	(1,980,558)	(2,276,923)	(296,365)
12	J.P. Morgan	LME Nickel Futures^	7/2014	(1,289,495)	(1,366,694)	(77,199)
2	J.P. Morgan	LME Nickel Futures^	7/2014	(221,156)	(227,895)	(6,739)
12	J.P. Morgan	LME Nickel Futures^	7/2014	(1,333,919)	(1,367,668)	(33,749)
27	J.P. Morgan	LME Nickel Futures^	7/2014	(2,955,634)	(3,077,422)	(121,788)
16	J.P. Morgan	LME Nickel Futures^	7/2014	(1,753,695)	(1,823,757)	(70,062)
46	J.P. Morgan	LME Nickel Futures^	8/2014	(5,017,416)	(5,243,872)	(226,456)
43	J.P. Morgan	LME Nickel Futures^	8/2014	(4,775,878)	(4,903,216)	(127,338)
8	J.P. Morgan	LME Nickel Futures^	8/2014	(891,103)	(912,276)	(21,173)
13	J.P. Morgan	LME Nickel Futures^	8/2014	(1,517,307)	(1,482,530)	34,777
23	J.P. Morgan	LME Nickel Futures^	9/2014	(2,586,724)	(2,626,243)	(39,519)
15	J.P. Morgan	LME Nickel Futures^	9/2014	(1,673,527)	(1,712,848)	(39,321)
42	J.P. Morgan	LME Nickel Futures^	9/2014	(4,662,441)	(4,797,324)	(134,883)
4	J.P. Morgan	LME Nickel Futures^	9/2014	(457,216)	(456,840)	376
59	J.P. Morgan	LME Zinc Futures^	7/2014	(2,917,595)	(3,266,019)	(348,424)
213	J.P. Morgan	LME Zinc Futures^	7/2014	(10,915,807)	(11,782,894)	(867,087)
191	J.P. Morgan	LME Zinc Futures^	7/2014	(9,778,803)	(10,564,688)	(785,885)
201	J.P. Morgan	LME Zinc Futures^	7/2014	(10,401,332)	(11,116,556)	(715,224)
102	J.P. Morgan	LME Zinc Futures^	7/2014	(5,324,188)	(5,639,657)	(315,469)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	67

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
100	J.P. Morgan	LME Zinc Futures^	7/2014	$(5,182,917)	$(5,528,700)	$(345,783)
26	J.P. Morgan	LME Zinc Futures^	7/2014	(1,348,371)	(1,437,365)	(88,994)
78	J.P. Morgan	LME Zinc Futures^	7/2014	(4,028,538)	(4,311,489)	(282,951)
18	J.P. Morgan	LME Zinc Futures^	7/2014	(926,063)	(994,892)	(68,829)
41	J.P. Morgan	LME Zinc Futures^	7/2014	(2,102,190)	(2,265,978)	(163,788)
16	J.P. Morgan	LME Zinc Futures^	9/2014	(844,367)	(887,244)	(42,877)
47	J.P. Morgan	LME Zinc Futures^	9/2014	(2,469,777)	(2,606,643)	(136,866)
283	J.P. Morgan	LME Zinc Futures^	9/2014	(15,310,811)	(15,701,193)	(390,382)
147	J.P. Morgan	LME Zinc Futures^	9/2014	(8,042,432)	(8,154,384)	(111,952)
22	J.P. Morgan	LME Zinc Futures^	9/2014	(1,206,104)	(1,220,175)	(14,071)
4	J.P. Morgan	LME Zinc Futures^	9/2014	(217,492)	(221,813)	(4,321)
17	J.P. Morgan	LME Zinc Futures^	9/2014	(930,965)	(942,544)	(11,579)
18	J.P. Morgan	LME Zinc Futures^	9/2014	(985,463)	(997,650)	(12,187)
4,060	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	(80,101,371)	(81,895,072)	(1,793,701)
2,555	Goldman Sachs	Wheat Futures^	9/2014	(78,247,069)	(74,892,650)	3,354,419
5,521	J.P. Morgan	90-Day Sterling Futures	12/2014	(1,170,560,362)	(1,170,922,625)	(362,263)
5,348	J.P. Morgan	90-Day Sterling Futures	3/2015	(1,131,391,049)	(1,131,543,311)	(152,262)
5,424	J.P. Morgan	90-Day Sterling Futures	6/2015	(1,144,851,591)	(1,144,780,776)	70,815
5,877	J.P. Morgan	90-Day Sterling Futures	9/2015	(1,237,859,519)	(1,237,498,587)	360,932
6,197	J.P. Morgan	90-Day Sterling Futures	12/2015	(1,302,634,776)	(1,301,963,302)	671,474
6,220	J.P. Morgan	90-Day Sterling Futures	3/2016	(1,304,768,125)	(1,304,267,338)	500,787
6,318	J.P. Morgan	90-Day Sterling Futures	6/2016	(1,323,420,442)	(1,322,384,047)	1,036,395
1,769	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2014	(409,183,870)	(409,196,781)	(12,911)
1,279	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(295,664,082)	(295,732,416)	(68,334)
1,691	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2014	(476,894,371)	(476,857,042)	37,329
263	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(74,170,276)	(74,165,229)	5,047

				(10,911,189,656)	(10,920,351,552)	(9,161,896)

				$12,056,234,543	$12,106,308,697	$50,074,154

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $175,752,877, $9,417,667 and $95,811,393, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	467,466,500	$432,844,712	$438,343,016	$5,498,304
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	467,466,500	432,848,465	438,343,016	5,494,551
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	146,970,000	63,449,866	65,048,534	1,598,668
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	146,970,000	63,449,555	65,048,534	1,598,979

The accompanying notes are an integral part of these financial statements.	(Continued)

68	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	274,433,000	$253,629,016	$256,691,145	$3,062,129
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	274,433,000	253,631,516	256,691,145	3,059,629
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	11,795,000	13,188,131	13,309,544	121,413
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	2,650,000,000	4,760,048	4,752,706	(7,342)
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	3,150,000,000	5,660,111	5,649,443	(10,668)
Columbian Peso, Expiring 09/17/14*	Credit Suisse International	COP	24,485,000,000	12,818,979	12,970,217	151,238
Columbian Peso, Expiring 09/17/14*	The Royal Bank of Scotland	COP	25,485,000,000	13,341,788	13,499,937	158,149
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	65,000,000	3,232,808	3,245,591	12,783
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	75,000,000	3,729,785	3,744,913	15,128
Euro, Expiring 09/17/14	Credit Suisse International	EUR	360,792,986	491,130,038	494,179,175	3,049,137
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	372,983,986	507,714,155	510,877,221	3,163,066
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	517,161,497	867,478,686	884,499,489	17,020,803
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	517,161,497	867,476,960	884,499,488	17,022,528
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	9,554,000	1,232,507	1,232,215	(292)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	9,554,000	1,232,512	1,232,215	(297)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	9,863,000,001	43,996,073	43,480,662	(515,411)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	9,863,000,001	43,995,808	43,480,662	(515,146)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	299,305,001	86,525,975	87,185,060	659,085
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	299,305,000	86,531,626	87,185,059	653,433
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	4,496,200,000	74,803,243	73,338,327	(1,464,916)
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	4,496,200,000	74,802,820	73,338,327	(1,464,493)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	57,923,340,001	569,667,598	572,095,565	2,427,967
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	57,950,239,999	569,935,491	572,361,250	2,425,759
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	203,466,860,000	198,555,655	200,462,672	1,907,017
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	203,466,860,000	198,554,638	200,462,671	1,908,033
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	664,500,000	51,057,468	50,946,151	(111,317)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	664,500,000	51,057,465	50,946,151	(111,314)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	69

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	85,000,000	$26,313,561	$26,309,470	$(4,091)
Malaysian Ringgit, Expiring 09/17/14*	The Royal Bank of Scotland	MYR	85,000,000	26,313,890	26,309,470	(4,420)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	842,872,998	139,971,105	137,003,228	(2,967,877)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	842,872,998	139,970,545	137,003,227	(2,967,318)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	1,299,095,002	1,100,474,068	1,129,067,186	28,593,118
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	1,299,095,000	1,100,475,002	1,129,067,183	28,592,181
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	160,000,000	3,666,383	3,660,074	(6,309)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	210,000,000	4,811,308	4,803,847	(7,461)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	445,255,000	145,893,584	145,900,443	6,859
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	445,255,000	145,891,909	145,900,443	8,534
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	1,764,100,000	50,204,878	50,983,678	778,800
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	1,824,100,000	51,896,093	52,717,720	821,627
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	165,093,500	24,715,274	24,689,115	(26,159)
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	165,093,500	24,716,492	24,689,115	(27,377)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	176,045,000	140,540,965	141,190,331	649,366
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	176,045,000	140,539,778	141,190,331	650,553
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	44,955,000	20,939,059	20,882,204	(56,855)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	44,955,000	20,938,936	20,882,205	(56,731)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	3,750,000,000	125,278,090	125,719,544	441,454
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	3,750,000,000	125,279,999	125,719,544	439,545
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	242,700,000	22,390,952	22,524,737	133,785
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	242,700,000	22,390,839	22,524,737	133,898

				$9,945,946,208	$10,067,877,933	$121,931,725

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(152,518,000)	$(141,444,060)	$(143,016,024)	$(1,571,964)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(152,518,000)	(141,442,640)	(143,016,024)	(1,573,384)

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(6,000,000)	$(2,620,995)	$(2,655,585)	$(34,590)
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	(6,000,000)	(2,620,950)	(2,655,585)	(34,635)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(145,853,001)	(133,367,952)	(136,423,730)	(3,055,778)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(145,853,000)	(133,367,826)	(136,423,729)	(3,055,903)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(5,229,000)	(5,841,577)	(5,900,432)	(58,855)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(5,422,000)	(6,059,243)	(6,118,215)	(58,972)
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	(11,924,000,000)	(21,432,020)	(21,385,383)	46,637
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	(11,924,000,000)	(21,432,118)	(21,385,383)	46,735
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	(1,279,916,000)	(63,581,764)	(63,908,975)	(327,211)
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	(1,279,916,000)	(63,582,035)	(63,908,975)	(326,940)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(188,141,000)	(255,471,784)	(257,697,261)	(2,225,477)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(188,161,000)	(255,496,781)	(257,724,655)	(2,227,874)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(6,854,000)	(11,508,430)	(11,722,373)	(213,943)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(6,854,000)	(11,508,196)	(11,722,372)	(214,176)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(6,750,000,000)	(29,733,604)	(29,757,118)	(23,514)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	(6,750,000,000)	(29,731,591)	(29,757,118)	(25,527)
Indonesian Rupiah, Expiring 09/17/14*	Credit Suisse International	IDR	(369,050,000,000)	(30,665,917)	(30,673,960)	(8,043)
Indonesian Rupiah, Expiring 09/17/14*	The Royal Bank of Scotland	IDR	(369,050,000,000)	(30,665,670)	(30,673,960)	(8,290)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(43,500,000)	(12,506,373)	(12,671,187)	(164,814)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(43,500,000)	(12,505,367)	(12,671,187)	(165,820)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	(4,460,000,000)	(73,131,355)	(72,747,863)	383,492
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	(4,460,000,000)	(73,131,181)	(72,747,863)	383,318
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(131,001,284,501)	(1,280,189,823)	(1,293,869,689)	(13,679,866)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(131,001,284,499)	(1,280,188,723)	(1,293,869,689)	(13,680,966)
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	(4,000,000,000)	(3,900,024)	(3,940,938)	(40,914)
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	(7,000,000,000)	(6,844,085)	(6,896,643)	(52,558)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(625,000,000)	(47,697,103)	(47,917,750)	(220,647)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	(625,000,000)	(47,694,575)	(47,917,750)	(223,175)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	71

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	(30,655,000)	$(9,422,217)	$(9,488,432)	$(66,215)
Malaysian Ringgit, Expiring 09/17/14*	The Royal Bank of Scotland	MYR	(30,655,000)	(9,422,161)	(9,488,432)	(66,271)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(3,966,039,500)	(648,547,671)	(644,652,529)	3,895,142
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(3,966,039,500)	(648,551,804)	(644,652,529)	3,899,275
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(387,013,500)	(324,535,461)	(336,360,499)	(11,825,038)
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	(387,013,500)	(324,544,140)	(336,360,499)	(11,816,359)
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	(567,750,000)	(12,925,563)	(12,987,543)	(61,980)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	(567,750,000)	(12,925,641)	(12,987,543)	(61,902)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(80,000,000)	(26,056,419)	(26,214,272)	(157,853)
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	(80,000,000)	(26,057,623)	(26,214,272)	(156,649)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	(140,000,000)	(3,991,164)	(4,046,095)	(54,931)
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	(140,000,000)	(3,991,085)	(4,046,095)	(55,010)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(4,634,664,000)	(693,794,866)	(693,096,670)	698,196
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	(4,634,663,999)	(693,795,640)	(693,096,669)	698,971
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(18,000,000)	(14,375,546)	(14,436,229)	(60,683)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(18,000,000)	(14,375,684)	(14,436,229)	(60,545)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(22,500,000)	(10,298,106)	(10,451,554)	(153,448)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	(22,500,000)	(10,296,697)	(10,451,554)	(154,857)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	(3,506,850,001)	(117,082,862)	(117,567,890)	(485,028)
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	(3,506,850,000)	(117,082,159)	(117,567,890)	(485,731)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(525,000,000)	(48,223,249)	(48,724,709)	(501,460)
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	(525,000,000)	(48,222,840)	(48,724,709)	(501,869)

				(8,047,882,360)	(8,107,830,259)	(59,947,899)

				$1,898,063,848	$1,960,047,674	$61,983,826

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $9,324 at June 30, 2014. Cash held as collateral for Credit Suisse International and The Royal Bank of Scotland for forward currency exchange contracts were $33,440,000 and $13,210,000, respectively at June 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

The accompanying notes are an integral part of these financial statements.	(Continued)

72	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	73

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

MONEY MARKET FUND - 39.1%	SHARES		VALUE (Note 3)

J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^
(cost $60,356,223)	60,356,223		$60,356,223

SHORT-TERM INVESTMENTS - 53.5%	PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Bill, 0.053%, 07/31/2014 (c)	$10,342		10,341,403
U.S. Treasury Bill, 0.062%, 08/07/2014 (c)	2,838		2,838,286
U.S. Treasury Bill, 0.050%, 11/20/2014 ^(c)	69,532		69,518,602

TOTAL SHORT-TERM INVESTMENTS (cost $82,697,851)			82,698,291

TOTAL INVESTMENTS - 92.6% (cost $143,054,074)			143,054,514

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4% (d)			11,365,796

NET ASSETS - 100.0%			$154,420,310

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Cocoa Futures^	9/2014	USD	2,444,531	$4,660
CitiBank	Cocoa Futures^	9/2014	USD	1,543,327	20,173
CitiBank	Corn Futures^	9/2014	USD	(8,132,384)	343,634
CitiBank	Cotton No. 2 Futures^	12/2014	USD	(38,655)	1,900
Bank of America	Euro - Bobl Futures	9/2014	EUR	10,450,843	76,332
Bank of America	Euro - SCHATZ Futures	9/2014	EUR	46,238,854	23,127
Barclays Capital	Gasoline RBOB Futures^	7/2014	USD	3,573,087	5,834
Barclays Capital	Gasoline RBOB Futures^	6/2014	USD	3,288,600	225,429
Barclays Capital	Gasoline RBOB Futures^	6/2014	USD	(3,372,768)	(141,265)
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	26,124,950	182,809
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	(25,744,820)	(959,365)
Bank of America	Hang Seng Index Futures	7/2014	HKD	12,523,744	23,666
Bank of America	H-SHARES Index Futures	7/2014	HKD	14,142,885	25,276
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	3,902,350	82,400
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	(2,836,029)	(86,121)
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	3,911,870	226,810
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	(3,915,600)	(223,080)
CitiBank	LME Aluminum Futures^	9/2014	USD	1,538,537	21,332
CitiBank	LME Aluminum Futures^	9/2014	USD	(1,384,025)	13,231
CitiBank	LME Copper Futures^	9/2014	USD	(500,513)	(26,287)
CitiBank	LME Copper Futures^	9/2014	USD	1,586,092	16,163
CitiBank	LME Copper Futures^	9/2014	USD	(2,749,067)	(54,870)
CitiBank	LME Nickel Futures^	9/2014	USD	227,100	1,344
Bank of America	Mini Japanese 10-Year Treasury Bond	9/2014	JPY	14,521,890	413
Bank of America	MSCI Taiwan Stock Index Futures	7/2014	USD	1,469,124	26,676
Barclays Capital	Heating Oil ULSD Futures^	7/2014	USD	2,306,737	(57,245)

The accompanying notes are an integral part of these financial statements.	(Continued)

74	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Heating Oil ULSD Futures^	7/2014	USD	(125,748)	$777
Barclays Capital	Platinum Futures^	10/2014	USD	(218,640)	(3,793)
Barclays Capital	Platinum Futures^	10/2014	USD	221,965	470
Bank of America	SGX S&P CNX Nifty Index Futures	7/2014	USD	2,634,248	19,774
Barclays Capital	Silver Futures^	9/2014	USD	4,204,225	6,972
Barclays Capital	Silver Futures^	9/2014	USD	(4,203,600)	(7,597)
Deutsche Bank	Soybean Futures^	11/2014	USD	9,711,300	(453,300)
Deutsche Bank	Soybean Futures^	11/2014	USD	(1,668,998)	106,711
CitiBank	Soybean Meal Futures^	12/2014	USD	1,780,665	(127,365)
CitiBank	Soybean Oil Futures^	12/2014	USD	(4,394,537)	(45,073)
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	(1,694,084)	(20,468)
Bank of America	Swiss Market Index Futures	9/2014	CHF	8,740,237	(119,605)
Bank of America	Taiwan Stock Exchange Futures	7/2014	TWD	38,322,133	23,262
Bank of America	U.S. Treasury 2-Year Note Futures	9/2014	USD	53,826,699	(26,230)
CitiBank	Wheat Futures^	9/2014	USD	328,534	(13,417)
CitiBank	Wheat Futures^	9/2014	USD	(999,493)	19,137
CitiBank	Wheat Futures^	9/2014	USD	1,349,222	(49,831)
CitiBank	Wheat Futures^	9/2014	USD	(11,741,806)	393,808
Barclays Capital	WTI Crude Oil Futures^	7/2014	USD	7,487,750	98,890

					$(423,902)

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank and Deutsche Bank for total return swap contracts in the amount of $880,001, $2,560,003, $2,610,000 and $400,000, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
96	Goldman Sachs	Brent Crude Futures^	8/2014	$10,806,098	$10,758,720	$(47,378)
33	Goldman Sachs	Cocoa Futures^	9/2014	1,040,640	1,050,523	9,883
1	Goldman Sachs	Coffee ‘C’ Futures^	9/2014	68,252	65,662	(2,590)
45	Goldman Sachs	Gas Oil Futures^	8/2014	4,189,541	4,134,375	(55,166)
30	Goldman Sachs	Gasoline RBOB Futures^	8/2014	3,823,193	3,834,558	11,365
8	J.P. Morgan	LME Aluminum Futures^	8/2014	357,067	374,062	16,995
6	J.P. Morgan	LME Aluminum Futures^	8/2014	267,762	280,899	13,137
4	J.P. Morgan	LME Aluminum Futures^	8/2014	179,008	187,643	8,635
5	J.P. Morgan	LME Aluminum Futures^	8/2014	224,423	234,613	10,190
2	J.P. Morgan	LME Aluminum Futures^	8/2014	88,754	93,939	5,185
1	J.P. Morgan	LME Aluminum Futures^	8/2014	44,027	46,981	2,954
5	J.P. Morgan	LME Aluminum Futures^	8/2014	230,167	235,237	5,070
13	J.P. Morgan	LME Aluminum Futures^	8/2014	596,118	611,763	15,645
1	J.P. Morgan	LME Aluminum Futures^	9/2014	46,217	47,104	887
1	J.P. Morgan	LME Aluminum Futures^	9/2014	45,641	47,125	1,484
4	J.P. Morgan	LME Aluminum Futures^	9/2014	184,575	188,544	3,969
5	J.P. Morgan	LME Aluminum Futures^	9/2014	230,217	236,344	6,127
1	J.P. Morgan	LME Copper Futures^	7/2014	166,846	175,950	9,104
1	J.P. Morgan	LME Copper Futures^	7/2014	165,926	175,925	9,999
6	J.P. Morgan	LME Copper Futures^	7/2014	992,262	1,055,212	62,950
5	J.P. Morgan	LME Copper Futures^	7/2014	846,797	879,103	32,306

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	75

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	J.P. Morgan	LME Copper Futures^	8/2014	$1,376,802	$1,406,400	$29,598
4	J.P. Morgan	LME Copper Futures^	8/2014	690,461	703,200	12,739
2	J.P. Morgan	LME Copper Futures^	8/2014	346,568	351,475	4,907
1	J.P. Morgan	LME Copper Futures^	8/2014	170,803	175,716	4,913
1	J.P. Morgan	LME Copper Futures^	8/2014	174,063	175,655	1,592
4	J.P. Morgan	LME Copper Futures^	8/2014	689,360	702,617	13,257
2	J.P. Morgan	LME Copper Futures^	9/2014	344,937	351,306	6,369
3	J.P. Morgan	LME Copper Futures^	9/2014	510,931	526,953	16,022
8	J.P. Morgan	LME Copper Futures^	9/2014	1,375,992	1,404,800	28,808
4	J.P. Morgan	LME Copper Futures^	9/2014	693,731	701,643	7,912
1	J.P. Morgan	LME Copper Futures^	9/2014	173,366	175,375	2,009
1	J.P. Morgan	LME Nickel Futures^	7/2014	97,464	113,821	16,357
1	J.P. Morgan	LME Nickel Futures^	7/2014	107,138	113,904	6,766
1	J.P. Morgan	LME Nickel Futures^	8/2014	109,212	113,997	4,785
2	J.P. Morgan	LME Nickel Futures^	8/2014	222,595	228,056	5,461
4	J.P. Morgan	LME Nickel Futures^	9/2014	465,888	456,566	(9,322)
3	J.P. Morgan	LME Nickel Futures^	9/2014	329,406	342,569	13,163
12	J.P. Morgan	LME Nickel Futures^	9/2014	1,378,453	1,370,664	(7,789)
1	J.P. Morgan	LME Zinc Futures^	7/2014	49,502	55,356	5,854
1	J.P. Morgan	LME Zinc Futures^	7/2014	51,450	55,325	3,875
5	J.P. Morgan	LME Zinc Futures^	7/2014	258,321	276,378	18,057
1	J.P. Morgan	LME Zinc Futures^	7/2014	51,217	55,268	4,051
3	J.P. Morgan	LME Zinc Futures^	9/2014	156,748	166,382	9,634
30	J.P. Morgan	LME Zinc Futures^	9/2014	1,614,303	1,665,000	50,697
6	J.P. Morgan	LME Zinc Futures^	9/2014	324,128	332,888	8,760
6	J.P. Morgan	LME Zinc Futures^	9/2014	328,162	332,832	4,670
5	J.P. Morgan	LME Zinc Futures^	9/2014	273,054	277,312	4,258
2	J.P. Morgan	LME Zinc Futures^	9/2014	109,094	110,906	1,812
1	J.P. Morgan	LME Zinc Futures^	9/2014	54,685	55,444	759
107	Goldman Sachs	Natural Gas Futures^	8/2014	5,032,203	4,773,270	(258,933)
22	Goldman Sachs	Heating Oil ULSD Futures^	8/2014	2,806,523	2,749,178	(57,345)
7	Goldman Sachs	Platinum Futures^	10/2014	518,028	519,015	987
11	Goldman Sachs	Silver Futures^	9/2014	1,157,983	1,158,080	97
29	Goldman Sachs	Soybean Meal Futures^	12/2014	1,157,232	1,065,460	(91,772)
12	Goldman Sachs	WTI Crude Futures^	8/2014	1,273,177	1,264,440	(8,737)
87	Barclays Capital	Amsterdam Index Futures	7/2014	9,898,390	9,846,020	(52,370)
126	Barclays Capital	CAC40 Index Futures	7/2014	7,810,129	7,629,356	(180,773)
22	Barclays Capital	DAX Index Futures	9/2014	7,483,309	7,425,337	(57,972)
141	Barclays Capital	DJIA Mini E-CBOT Futures	9/2014	11,768,405	11,801,700	33,295
41	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	4,776,379	4,880,230	103,851
188	Barclays Capital	Euro Stoxx 50 Index	9/2014	8,420,065	8,320,086	(99,979)
79	Barclays Capital	FTSE 100 Index Futures	9/2014	9,092,698	9,073,312	(19,386)
109	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	4,720,969	4,721,796	827
14	Barclays Capital	FTSE/MIB Index Futures	9/2014	2,102,072	2,041,914	(60,158)
29	Barclays Capital	Hang Seng Index Futures	7/2014	4,271,481	4,322,461	50,980
29	Barclays Capital	IBEX 35 Index Futures	7/2014	4,336,976	4,310,687	(26,289)
10	Barclays Capital	KOSPI Index 200 Futures	9/2014	1,303,712	1,287,804	(15,908)
59	Barclays Capital	MSCI Singapore Index Futures	7/2014	3,512,248	3,506,215	(6,033)
50	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	1,633,857	1,662,000	28,143
140	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2014	10,567,327	10,753,400	186,073
119	Barclays Capital	S&P 500 E-Mini Futures	9/2014	11,466,821	11,616,780	149,959
57	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	7,986,440	8,147,010	160,570

The accompanying notes are an integral part of these financial statements.	(Continued)

76	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
92	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	$14,750,098	$14,893,473	$143,375
67	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	1,017,500	1,021,951	4,451
58	Barclays Capital	SPI 200 Index Futures	9/2014	7,323,625	7,320,404	(3,221)
49	Barclays Capital	TOPIX Index Futures	9/2014	6,000,174	6,106,560	106,386
103	J.P. Morgan	3-Month Euro Euribor Futures	12/2014	35,194,199	35,203,060	8,861
131	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	44,757,685	44,770,582	12,897
148	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	50,552,983	50,575,438	22,455
194	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	66,245,096	66,284,870	39,774
211	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	72,006,885	72,075,280	68,395
213	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	72,638,174	72,732,937	94,763
215	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	73,321,400	73,379,076	57,676
10	J.P. Morgan	90-Day EURODollar Futures	12/2014	2,493,126	2,493,125	(1)
14	J.P. Morgan	90-Day EURODollar Futures	3/2015	3,487,454	3,487,575	121
28	J.P. Morgan	90-Day EURODollar Futures	6/2015	6,963,304	6,963,950	646
27	J.P. Morgan	90-Day EURODollar Futures	9/2015	6,701,764	6,702,075	311
43	J.P. Morgan	90-Day EURODollar Futures	12/2015	10,647,584	10,649,488	1,904
56	J.P. Morgan	90-Day EURODollar Futures	3/2016	13,831,692	13,835,500	3,808
72	J.P. Morgan	90-Day EURODollar Futures	6/2016	17,735,852	17,740,800	4,948
84	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	9,416,486	9,542,347	125,861
288	J.P. Morgan	Australia 3-Year Bond Futures	9/2014	29,611,563	29,731,119	119,556
149	J.P. Morgan	Canadian 10-Year Bond Futures	9/2014	18,864,118	18,987,882	123,764
103	J.P. Morgan	Euro - Bobl Futures	9/2014	17,964,840	18,071,186	106,346
91	J.P. Morgan	Euro - Bund Futures	9/2014	18,076,434	18,318,372	241,938
52	J.P. Morgan	Euro - Buxl 30-Year Bond Futures	9/2014	9,387,250	9,588,277	201,027
14	J.P. Morgan	Long Gilt Futures	9/2014	2,640,257	2,633,639	(6,618)
284	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	9/2014	40,708,407	40,828,943	120,536
77	J.P. Morgan	U.S. Long Bond Futures	9/2014	10,501,997	10,563,437	61,440
110	J.P. Morgan	U.S. Treasury 10-Year Note Futures	9/2014	13,748,662	13,768,906	20,244
136	J.P. Morgan	U.S. Treasury 5-Year Note Futures	9/2014	16,246,254	16,246,687	433

				853,052,652	854,904,580	1,851,928

Short Contracts:
127	Goldman Sachs	Corn Futures^	9/2014	(2,799,456)	(2,659,062)	140,394
61	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(2,348,983)	(2,242,055)	106,928
8	J.P. Morgan	LME Aluminum Futures^	8/2014	(356,490)	(374,062)	(17,572)
6	J.P. Morgan	LME Aluminum Futures^	8/2014	(268,168)	(280,899)	(12,731)
4	J.P. Morgan	LME Aluminum Futures^	8/2014	(178,617)	(187,643)	(9,026)
5	J.P. Morgan	LME Aluminum Futures^	8/2014	(223,754)	(234,612)	(10,858)
2	J.P. Morgan	LME Aluminum Futures^	8/2014	(88,731)	(93,939)	(5,208)
1	J.P. Morgan	LME Aluminum Futures^	8/2014	(43,948)	(46,981)	(3,033)
5	J.P. Morgan	LME Aluminum Futures^	8/2014	(229,989)	(235,237)	(5,248)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	77

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
13	J.P. Morgan	LME Aluminum Futures^	8/2014	$(595,629)	$(611,764)	$(16,135)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(46,373)	(47,103)	(730)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(45,498)	(47,125)	(1,627)
4	J.P. Morgan	LME Aluminum Futures^	9/2014	(184,117)	(188,544)	(4,427)
5	J.P. Morgan	LME Aluminum Futures^	9/2014	(229,914)	(236,343)	(6,429)
1	J.P. Morgan	LME Copper Futures^	7/2014	(166,548)	(175,950)	(9,402)
1	J.P. Morgan	LME Copper Futures^	7/2014	(163,498)	(175,925)	(12,427)
6	J.P. Morgan	LME Copper Futures^	7/2014	(994,850)	(1,055,213)	(60,363)
5	J.P. Morgan	LME Copper Futures^	7/2014	(845,364)	(879,103)	(33,739)
8	J.P. Morgan	LME Copper Futures^	8/2014	(1,380,983)	(1,406,400)	(25,417)
4	J.P. Morgan	LME Copper Futures^	8/2014	(693,767)	(703,200)	(9,433)
2	J.P. Morgan	LME Copper Futures^	8/2014	(342,996)	(351,475)	(8,479)
1	J.P. Morgan	LME Copper Futures^	8/2014	(170,348)	(175,716)	(5,368)
1	J.P. Morgan	LME Copper Futures^	8/2014	(174,248)	(175,655)	(1,407)
4	J.P. Morgan	LME Copper Futures^	8/2014	(686,917)	(702,617)	(15,700)
2	J.P. Morgan	LME Copper Futures^	9/2014	(345,996)	(351,307)	(5,311)
3	J.P. Morgan	LME Copper Futures^	9/2014	(508,119)	(526,953)	(18,834)
8	J.P. Morgan	LME Copper Futures^	9/2014	(1,373,583)	(1,404,800)	(31,217)
4	J.P. Morgan	LME Copper Futures^	9/2014	(693,667)	(701,643)	(7,976)
1	J.P. Morgan	LME Copper Futures^	9/2014	(173,373)	(175,375)	(2,002)
1	J.P. Morgan	LME Nickel Futures^	7/2014	(97,048)	(113,821)	(16,773)
1	J.P. Morgan	LME Nickel Futures^	7/2014	(107,800)	(113,904)	(6,104)
1	J.P. Morgan	LME Nickel Futures^	8/2014	(108,505)	(113,997)	(5,492)
2	J.P. Morgan	LME Nickel Futures^	8/2014	(222,134)	(228,057)	(5,923)
4	J.P. Morgan	LME Nickel Futures^	9/2014	(468,952)	(456,567)	12,385
3	J.P. Morgan	LME Nickel Futures^	9/2014	(334,705)	(342,569)	(7,864)
3	J.P. Morgan	LME Nickel Futures^	9/2014	(329,502)	(342,666)	(13,164)
1	J.P. Morgan	LME Zinc Futures^	7/2014	(49,451)	(55,357)	(5,906)
1	J.P. Morgan	LME Zinc Futures^	7/2014	(51,323)	(55,325)	(4,002)
5	J.P. Morgan	LME Zinc Futures^	7/2014	(258,239)	(276,377)	(18,138)
1	J.P. Morgan	LME Zinc Futures^	7/2014	(51,273)	(55,268)	(3,995)
3	J.P. Morgan	LME Zinc Futures^	9/2014	(156,369)	(166,382)	(10,013)
6	J.P. Morgan	LME Zinc Futures^	9/2014	(324,387)	(332,887)	(8,500)
6	J.P. Morgan	LME Zinc Futures^	9/2014	(328,262)	(332,832)	(4,570)
5	J.P. Morgan	LME Zinc Futures^	9/2014	(274,115)	(277,313)	(3,198)
2	J.P. Morgan	LME Zinc Futures^	9/2014	(108,746)	(110,907)	(2,161)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(54,598)	(55,444)	(846)
16	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	(318,768)	(322,740)	(3,972)
7	Goldman Sachs	Wheat Futures^	9/2014	(209,691)	(202,125)	7,566
215	J.P. Morgan	90-Day Sterling Futures	12/2014	(45,583,495)	(45,598,327)	(14,832)
206	J.P. Morgan	90-Day Sterling Futures	3/2015	(43,580,019)	(43,585,999)	(5,980)
207	J.P. Morgan	90-Day Sterling Futures	6/2015	(43,687,758)	(43,689,089)	(1,331)
222	J.P. Morgan	90-Day Sterling Futures	9/2015	(46,755,674)	(46,745,735)	9,939
234	J.P. Morgan	90-Day Sterling Futures	12/2015	(49,188,170)	(49,162,403)	25,767
235	J.P. Morgan	90-Day Sterling Futures	3/2016	(49,302,261)	(49,276,982)	25,279
238	J.P. Morgan	90-Day Sterling Futures	6/2016	(49,849,869)	(49,814,403)	35,466
73	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2014	(16,885,389)	(16,886,017)	(628)
49	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(11,326,874)	(11,329,858)	(2,984)
71	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2014	(20,023,778)	(20,021,792)	1,986
10	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(2,820,146)	(2,819,971)	175

				(399,211,225)	(399,331,815)	(120,590)

				$453,841,427	$455,572,765	$1,731,338

The accompanying notes are an integral part of these financial statements.	(Continued)

78	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $6,433,024, $1,625,921 and $2,225,029, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	18,581,000	$17,206,958	$17,423,389	$216,431
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	18,581,000	17,207,092	17,423,389	216,297
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	5,955,000	2,573,640	2,635,667	62,027
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	5,955,000	2,573,642	2,635,666	62,024
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	10,961,000	10,132,829	10,252,381	119,552
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	10,961,000	10,132,925	10,252,381	119,456
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	299,000	334,327	337,393	3,066
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	30,000,000	53,880	53,804	(76)
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	30,000,000	53,880	53,804	(76)
Columbian Peso, Expiring 09/17/14*	Credit Suisse International	COP	908,500,000	472,851	481,252	8,401
Columbian Peso, Expiring 09/17/14*	The Royal Bank of Scotland	COP	1,458,500,000	759,606	772,599	12,993
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	7,150,000	355,830	357,016	1,186
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	18,350,000	912,872	916,256	3,384
Euro, Expiring 09/17/14	Credit Suisse International	EUR	14,392,998	19,591,290	19,714,130	122,840
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	14,497,999	19,734,156	19,857,950	123,794
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	21,772,999	36,524,260	37,238,284	714,024
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	21,772,999	36,524,281	37,238,283	714,002
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	29,500	3,806	3,805	(1)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	29,500	3,806	3,805	(1)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	344,500,000	1,536,716	1,518,715	(18,001)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	514,500,000	2,296,326	2,268,153	(28,173)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	10,320,000	2,984,806	3,006,131	21,325
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	10,320,000	2,985,046	3,006,131	21,085
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	161,000,000	2,678,016	2,626,099	(51,917)
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	162,000,000	2,694,675	2,642,410	(52,265)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	79

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	2,236,689,500	$22,015,863	$22,091,271	$75,408
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	2,236,756,500	22,016,724	22,091,933	75,209
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	8,292,000,001	8,086,064	8,169,568	83,504
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	8,562,000,000	8,349,884	8,435,581	85,697
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	28,875,000	2,219,160	2,213,800	(5,360)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	28,875,000	2,219,306	2,213,800	(5,506)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	3,085,000	955,094	954,877	(217)
Malaysian Ringgit, Expiring 09/17/14*	The Royal Bank of Scotland	MYR	3,085,000	955,105	954,877	(228)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	23,833,000	3,957,811	3,873,890	(83,921)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	23,833,000	3,957,795	3,873,891	(83,904)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	42,411,000	35,938,322	36,860,175	921,853
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	42,411,000	35,938,440	36,860,175	921,735
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	7,000,000	160,404	160,128	(276)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	7,000,000	160,407	160,128	(279)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	18,405,001	6,027,072	6,030,922	3,850
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	18,405,000	6,026,838	6,030,921	4,083
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	70,800,000	2,011,331	2,046,167	34,836
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	71,800,000	2,039,821	2,075,068	35,247
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	25,799,500	3,837,513	3,858,219	20,706
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	25,799,500	3,837,639	3,858,219	20,580
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	7,064,500	5,640,936	5,665,820	24,884
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	7,224,500	5,768,324	5,794,143	25,819
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	1,769,000	823,261	821,725	(1,536)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	1,769,000	823,622	821,724	(1,898)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	109,550,000	3,661,216	3,672,688	11,472
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	109,550,000	3,661,271	3,672,688	11,417
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	10,115,000	934,644	938,763	4,119
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	10,115,000	934,636	938,763	4,127

				$383,286,019	$387,858,817	$4,572,798

The accompanying notes are an integral part of these financial statements.	(Continued)

80	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(6,989,000)	$(6,505,395)	$(6,553,582)	$(48,187)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(6,989,000)	(6,505,335)	(6,553,581)	(48,246)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(20,000)	(8,848)	(8,852)	(4)
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	(1,240,000)	(552,036)	(548,821)	3,215
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(5,632,500)	(5,147,819)	(5,268,364)	(120,545)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(5,632,500)	(5,147,811)	(5,268,364)	(120,553)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(180,000)	(201,401)	(203,114)	(1,713)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(224,000)	(250,738)	(252,764)	(2,026)
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	(219,500,000)	(394,526)	(393,668)	858
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	(219,500,000)	(394,527)	(393,668)	859
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	(53,800,000)	(2,670,463)	(2,686,350)	(15,887)
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	(53,800,000)	(2,670,505)	(2,686,350)	(15,845)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(7,465,000)	(10,136,115)	(10,224,832)	(88,717)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(7,483,000)	(10,160,709)	(10,249,487)	(88,778)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(2,428,500)	(4,123,933)	(4,153,454)	(29,521)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(2,428,500)	(4,123,881)	(4,153,454)	(29,573)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(287,000,000)	(1,264,005)	(1,265,229)	(1,224)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	(467,000,000)	(2,053,888)	(2,058,752)	(4,864)
Indonesian Rupiah, Expiring 09/17/14*	Credit Suisse International	IDR	(14,605,000,000)	(1,214,708)	(1,213,909)	799
Indonesian Rupiah, Expiring 09/17/14*	The Royal Bank of Scotland	IDR	(17,505,000,000)	(1,456,070)	(1,454,945)	1,125
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(45,000)	(12,946)	(13,108)	(162)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(45,000)	(12,945)	(13,108)	(163)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	(163,500,000)	(2,682,546)	(2,666,878)	15,668
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	(181,500,000)	(2,978,519)	(2,960,479)	18,040
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(4,956,896,998)	(48,448,721)	(48,958,136)	(509,415)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(4,956,896,998)	(48,448,602)	(48,958,136)	(509,534)
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	(925,000,000)	(908,622)	(911,342)	(2,720)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	81

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	(925,000,000)	$(908,610)	$(911,342)	$(2,732)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(26,800,000)	(2,045,463)	(2,054,714)	(9,251)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	(31,000,000)	(2,366,607)	(2,376,720)	(10,113)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	(465,000)	(142,924)	(143,928)	(1,004)
Malaysian Ringgit, Expiring 09/17/14*	The Royal Bank of Scotland	MYR	(465,000)	(142,923)	(143,928)	(1,005)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(147,272,000)	(24,061,594)	(23,938,055)	123,539
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(147,272,000)	(24,061,629)	(23,938,055)	123,574
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(6,922,500)	(5,805,897)	(6,016,471)	(210,574)
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	(6,922,500)	(5,806,082)	(6,016,471)	(210,389)
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	(9,200,000)	(209,450)	(210,454)	(1,004)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	(9,200,000)	(209,451)	(210,454)	(1,003)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(3,895,000)	(1,269,319)	(1,276,307)	(6,988)
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	(6,405,000)	(2,088,535)	(2,098,780)	(10,245)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	(5,000,000)	(142,554)	(144,503)	(1,949)
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	(5,000,000)	(142,551)	(144,503)	(1,952)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(194,656,000)	(29,116,891)	(29,110,077)	6,814
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	(194,656,000)	(29,117,000)	(29,110,077)	6,923
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(1,300,000)	(1,039,881)	(1,042,617)	(2,736)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(1,300,000)	(1,039,883)	(1,042,617)	(2,734)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(845,000)	(386,435)	(392,514)	(6,079)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	(845,000)	(386,377)	(392,514)	(6,137)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	(99,550,000)	(3,323,666)	(3,337,434)	(13,768)
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	(99,550,000)	(3,323,646)	(3,337,434)	(13,788)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(20,400,000)	(1,874,108)	(1,893,302)	(19,194)
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	(20,400,000)	(1,874,097)	(1,893,302)	(19,205)

				(309,361,187)	(311,249,300)	(1,888,113)

				$73,924,832	$76,609,517	$2,684,685

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $1 at June 30, 2014. Cash held as collateral for Credit Suisse International and The Royal Bank of Scotland was $1,480,000 and $540,000, respectively, at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

82	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	83

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 95.0%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	2,244,670	$2,244,670
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	8,978,681	8,978,681
J.P. Morgan U.S. Treasury Plus Money
Market Fund - Institutional Shares, 0.000% ^(a)(b)	40,735,074	40,735,074
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	11,223,352	11,223,352

TOTAL MONEY MARKET FUNDS (cost $63,181,777)		63,181,777

SHORT-TERM INVESTMENTS - 1.1%	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
U.S. Treasury Bill, 0.052%, 12/04/2014 ^(c)
(cost $749,830)	$750	$749,837

TOTAL INVESTMENTS - 96.1% (cost $63,931,607)		63,931,614

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9% (d)		2,576,396

NET ASSETS - 100.0%		$66,508,010

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Brent Crude Futures^	7/2014	USD	6,641,930	$324,390
Deutsche Bank	Brent Crude Futures^	7/2014	USD	(6,691,660)	(274,660)
Deutsche Bank	Brent Crude Futures^	8/2014	USD	6,978,610	305,940
Deutsche Bank	Brent Crude Futures^	8/2014	USD	(7,404,400)	119,850
Deutsche Bank	Brent Crude Futures^	9/2014	USD	6,249,100	(106,700)
Deutsche Bank	Brent Crude Futures^	9/2014	USD	(337,560)	2,520
CitiBank	Cocoa Futures^	9/2014	USD	1,636,976	20,330
CitiBank	Cocoa Futures^	9/2014	USD	(122,124)	(2,955)
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	3,285,795	128,627
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	(470,454)	10,815
CitiBank	Corn Futures^	9/2014	USD	7,554,754	(1,210,315)
CitiBank	Corn Futures^	9/2014	USD	(7,110,084)	765,783
Deutsche Bank	Corn Futures^	9/2014	USD	25,350	(4,413)
Deutsche Bank	Corn Futures^	9/2014	USD	(22,250)	1,313
CitiBank	Corn Futures^	12/2014	USD	5,658,351	(300,201)
Deutsche Bank	Corn Futures^	12/2014	USD	22,400	(1,137)
CitiBank	Cotton No. 2 Futures^	12/2014	USD	1,446,658	(86,644)
CitiBank	Cotton No. 2 Futures^	12/2014	USD	(422,933)	18,611
Deutsche Bank	Gas Oil Futures^	7/2014	USD	4,934,110	98,390
Deutsche Bank	Gas Oil Futures^	7/2014	USD	(4,885,800)	(146,700)
Deutsche Bank	Gas Oil Futures^	8/2014	USD	4,179,475	138,650
Deutsche Bank	Gas Oil Futures^	8/2014	USD	(4,389,800)	71,675
Deutsche Bank	Gas Oil Futures^	9/2014	USD	4,408,600	(72,850)
Deutsche Bank	Gas Oil Futures^	9/2014	USD	(93,300)	1,050
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	3,884,899	205,296
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	(3,935,916)	(154,279)
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	3,171,714	110,292

The accompanying notes are an integral part of these financial statements.	(Continued)

84	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	(887,868)	$4,251
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	17,713,770	529,711
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	(1,944,820)	(38,171)
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	627,120	62,660
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	(653,280)	(36,500)
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	623,222	14,338
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	(257,600)	(8,050)
Deutsche Bank	Live Cattle Futures^	8/2014	USD	9,706,994	618,166
CitiBank	LME Aluminum Futures^	9/2014	USD	9,829,813	427,506
CitiBank	LME Aluminum Futures^	9/2014	USD	(10,017,988)	(239,331)
CitiBank	LME Aluminum Futures^	12/2014	USD	7,762,500	(22,950)
CitiBank	LME Aluminum Futures^	12/2014	USD	(2,452,275)	(32,025)
CitiBank	LME Copper Futures^	9/2014	USD	16,410,025	447,575
CitiBank	LME Copper Futures^	9/2014	USD	(16,022,500)	(835,100)
CitiBank	LME Copper Futures^	12/2014	USD	13,368,000	644,000
CitiBank	LME Copper Futures^	12/2014	USD	(852,225)	(23,525)
CitiBank	LME Lead Futures^	9/2014	USD	2,270,419	61,794
CitiBank	LME Lead Futures^	9/2014	USD	(2,267,613)	(64,600)
CitiBank	LME Lead Futures^	12/2014	USD	1,451,200	24,688
CitiBank	LME Lead Futures^	12/2014	USD	(163,875)	(113)
CitiBank	LME Nickel Futures^	9/2014	USD	2,885,610	312,606
CitiBank	LME Nickel Futures^	9/2014	USD	(3,162,120)	(36,096)
CitiBank	LME Nickel Futures^	12/2014	USD	2,397,060	7,020
CitiBank	LME Nickel Futures^	12/2014	USD	(114,660)	180
CitiBank	LME Zinc Futures^	9/2014	USD	4,834,088	382,912
CitiBank	LME Zinc Futures^	9/2014	USD	(4,985,075)	(231,925)
CitiBank	LME Zinc Futures^	12/2014	USD	4,454,506	170,669
CitiBank	LME Zinc Futures^	12/2014	USD	(434,000)	(11,800)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	3,960,082	(212,842)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	(3,855,740)	108,500
Deutsche Bank	Natural Gas Swap Futures^	8/2014	USD	3,581,020	(162,220)
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	3,402,021	96,932
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	(3,407,695)	(91,258)
Deutsche Bank	Heating Oil ULSD Futures^	8/2014	USD	3,415,457	95,491
Barclays Capital	Silver Futures^	9/2014	USD	10,403,500	19,212
Barclays Capital	Silver Futures^	9/2014	USD	(527,750)	1,349
Deutsche Bank	Soybean Futures^	11/2014	USD	10,053,548	(564,099)
Deutsche Bank	Soybean Futures^	11/2014	USD	(3,609,845)	195,958
CitiBank	Soybean Meal Futures^	12/2014	USD	4,155,334	(297,337)
CitiBank	Soybean Meal Futures^	12/2014	USD	(1,326,411)	77,174
Deutsche Bank	Soybean Meal Futures^	12/2014	USD	79,450	(5,970)
CitiBank	Soybean Oil Futures^	12/2014	USD	2,767,064	28,217
CitiBank	Soybean Oil Futures^	12/2014	USD	(677,448)	19,708
Deutsche Bank	Soybean Oil Futures^	12/2014	USD	162,972	1,458
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	6,417,589	77,499
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	(667,520)	22,031
CitiBank	Wheat Futures^	9/2014	USD	5,550,272	(958,849)
CitiBank	Wheat Futures^	9/2014	USD	(5,093,094)	501,813
Deutsche Bank	Wheat Futures^	9/2014	USD	171,779	(27,404)
Deutsche Bank	Wheat Futures^	9/2014	USD	(155,438)	11,063
CitiBank	Wheat Futures^	12/2014	USD	4,210,668	(321,721)
CitiBank	Wheat Futures^	12/2014	USD	(511,380)	32,747
Deutsche Bank	Wheat Futures^	12/2014	USD	161,250	(11,688)
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	5,435,830	359,520
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	(5,645,300)	(150,050)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	85

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	WTI Crude Oil Futures^	8/2014	USD	6,418,540	$74,720
Deutsche Bank	WTI Crude Oil Futures^	8/2014	USD	(315,720)	1,530

					$1,012,052

Money Market Fund is pledged as collateral to Barclays Capital, CitiBank and Deutsche Bank for total return swap contracts in the amount of $1,441,390, $4,030,000 and $2,870,000, respectively at June 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
24	Goldman Sachs	Cocoa Futures^	9/2014	$742,039	$750,480	$8,441
15	Goldman Sachs	Gas Oil Futures^	9/2014	1,408,910	1,383,750	(25,160)
17	Goldman Sachs	Gold 100 OZ Futures^	8/2014	2,235,833	2,247,400	11,567
28	Goldman Sachs	Lean Hogs Futures^	8/2014	1,458,856	1,487,640	28,784
9	Goldman Sachs	Live Cattle Futures^	8/2014	545,478	540,270	(5,208)
7	J.P. Morgan	LME Aluminum Futures^	9/2014	332,063	330,338	(1,725)
5	J.P. Morgan	LME Aluminum Futures^	9/2014	233,135	236,067	2,932
2	J.P. Morgan	LME Aluminum Futures^	9/2014	92,529	94,515	1,986
7	J.P. Morgan	LME Aluminum Futures^	12/2014	334,265	334,425	160
1	J.P. Morgan	LME Copper Futures^	7/2014	165,998	176,030	10,032
3	J.P. Morgan	LME Copper Futures^	7/2014	497,519	527,970	30,451
3	J.P. Morgan	LME Copper Futures^	7/2014	505,200	527,441	22,241
3	J.P. Morgan	LME Copper Futures^	8/2014	499,731	527,400	27,669
3	J.P. Morgan	LME Copper Futures^	8/2014	501,489	527,400	25,911
5	J.P. Morgan	LME Copper Futures^	8/2014	862,232	879,000	16,768
1	J.P. Morgan	LME Copper Futures^	8/2014	171,002	175,694	4,692
1	J.P. Morgan	LME Copper Futures^	8/2014	172,141	175,654	3,513
1	J.P. Morgan	LME Copper Futures^	9/2014	172,886	175,654	2,768
5	J.P. Morgan	LME Copper Futures^	9/2014	846,885	878,250	31,365
5	J.P. Morgan	LME Copper Futures^	9/2014	832,135	878,156	46,021
2	J.P. Morgan	LME Copper Futures^	9/2014	332,004	351,237	19,233
27	J.P. Morgan	LME Copper Futures^	9/2014	4,577,457	4,741,200	163,743
5	J.P. Morgan	LME Copper Futures^	9/2014	846,760	877,411	30,651
18	J.P. Morgan	LME Copper Futures^	12/2014	3,007,925	3,152,700	144,775
2	J.P. Morgan	LME Lead Futures^	9/2014	105,873	108,475	2,602
1	J.P. Morgan	LME Lead Futures^	9/2014	52,921	54,251	1,330
1	J.P. Morgan	LME Lead Futures^	12/2014	53,596	54,663	1,067
2	J.P. Morgan	LME Nickel Futures^	7/2014	217,870	227,957	10,087
2	J.P. Morgan	LME Nickel Futures^	8/2014	219,088	227,994	8,906
1	J.P. Morgan	LME Nickel Futures^	8/2014	117,062	114,041	(3,021)
3	J.P. Morgan	LME Nickel Futures^	9/2014	329,047	342,666	13,619
1	J.P. Morgan	LME Zinc Futures^	7/2014	49,302	55,356	6,054
7	J.P. Morgan	LME Zinc Futures^	7/2014	359,990	386,903	26,913
9	J.P. Morgan	LME Zinc Futures^	9/2014	471,999	499,500	27,501
2	J.P. Morgan	LME Zinc Futures^	9/2014	106,910	110,981	4,071
4	J.P. Morgan	LME Zinc Futures^	9/2014	214,727	221,925	7,198
6	J.P. Morgan	LME Zinc Futures^	12/2014	323,788	334,351	10,563
2	Goldman Sachs	Heating Oil ULSD Futures^	9/2014	257,048	250,782	(6,266)

The accompanying notes are an integral part of these financial statements.	(Continued)

86	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
10	Goldman Sachs	Silver Futures^	9/2014	$1,052,212	$1,052,800	$588
26	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	512,189	524,451	12,262
5	Goldman Sachs	Wheat Futures^	12/2014	154,548	149,563	(4,985)
50	Goldman Sachs	WTI Crude Oil Futures^	9/2014	5,257,774	5,236,500	(21,274)

				31,230,416	31,929,241	698,825

Short Contracts:
7	J.P. Morgan	LME Aluminum Futures^	9/2014	(332,135)	(330,338)	1,797
5	J.P. Morgan	LME Aluminum Futures^	9/2014	(233,108)	(236,067)	(2,959)
2	J.P. Morgan	LME Aluminum Futures^	9/2014	(92,252)	(94,515)	(2,263)
7	J.P. Morgan	LME Aluminum Futures^	12/2014	(329,273)	(334,425)	(5,152)
1	J.P. Morgan	LME Copper Futures^	7/2014	(165,248)	(176,030)	(10,782)
3	J.P. Morgan	LME Copper Futures^	7/2014	(497,244)	(527,970)	(30,726)
3	J.P. Morgan	LME Copper Futures^	7/2014	(505,831)	(527,441)	(21,610)
3	J.P. Morgan	LME Copper Futures^	8/2014	(497,037)	(527,400)	(30,363)
3	J.P. Morgan	LME Copper Futures^	8/2014	(503,394)	(527,400)	(24,006)
5	J.P. Morgan	LME Copper Futures^	8/2014	(864,364)	(879,000)	(14,636)
1	J.P. Morgan	LME Copper Futures^	8/2014	(171,523)	(175,694)	(4,171)
1	J.P. Morgan	LME Copper Futures^	8/2014	(172,498)	(175,654)	(3,156)
1	J.P. Morgan	LME Copper Futures^	9/2014	(173,098)	(175,653)	(2,555)
5	J.P. Morgan	LME Copper Futures^	9/2014	(848,027)	(878,250)	(30,223)
5	J.P. Morgan	LME Copper Futures^	9/2014	(832,118)	(878,156)	(46,038)
2	J.P. Morgan	LME Copper Futures^	9/2014	(333,261)	(351,238)	(17,977)
27	J.P. Morgan	LME Copper Futures^	9/2014	(4,515,969)	(4,741,200)	(225,231)
5	J.P. Morgan	LME Copper Futures^	9/2014	(847,785)	(877,412)	(29,627)
17	J.P. Morgan	LME Copper Futures^	12/2014	(2,853,590)	(2,977,550)	(123,960)
2	J.P. Morgan	LME Lead Futures^	9/2014	(101,846)	(108,475)	(6,629)
1	J.P. Morgan	LME Lead Futures^	9/2014	(53,273)	(54,251)	(978)
2	J.P. Morgan	LME Nickel Futures^	7/2014	(218,912)	(227,957)	(9,045)
2	J.P. Morgan	LME Nickel Futures^	8/2014	(218,870)	(227,995)	(9,125)
1	J.P. Morgan	LME Nickel Futures^	8/2014	(115,828)	(114,041)	1,787
3	J.P. Morgan	LME Nickel Futures^	9/2014	(336,324)	(342,666)	(6,342)
1	J.P. Morgan	LME Zinc Futures^	7/2014	(49,379)	(55,356)	(5,977)
7	J.P. Morgan	LME Zinc Futures^	7/2014	(358,935)	(386,902)	(27,967)
9	J.P. Morgan	LME Zinc Futures^	9/2014	(460,025)	(499,500)	(39,475)
2	J.P. Morgan	LME Zinc Futures^	9/2014	(107,046)	(110,982)	(3,936)
4	J.P. Morgan	LME Zinc Futures^	9/2014	(214,992)	(221,925)	(6,933)

				(17,003,185)	(17,741,443)	(738,258)

				$14,227,231	$14,187,798	$(39,433)

Cash held as collateral at Goldman Sachs and J.P. Morgan for futures contracts was $905,873 and $89,641, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	87

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 16.2%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 16.2%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	$20,556	$29,095,888
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	11,615	16,744,579
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	7,250	11,283,065
France Government Bond OAT (France)	0.250%	07/25/18	EUR	5,422	7,700,848
France Government Bond OAT (France)	0.250%	07/25/24	EUR	1,833	2,546,295
France Government Bond OAT (France)	1.100%	07/25/22	EUR	4,242	6,399,925
France Government Bond OAT (France)	1.300%	07/25/19	EUR	12,716	19,151,803
France Government Bond OAT (France)	2.100%	07/25/23	EUR	1,871	3,064,456
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	4,219	7,467,330
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	13,552	27,820,020

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $123,571,157)					131,274,209

U.S. TREASURY OBLIGATIONS - 27.8%
U.S. Treasury Inflation Protected Securities - 27.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	50,000	52,969,101
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	22,100	23,302,153
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	21,000	21,796,259
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	20,100	20,573,333
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	18,900	19,626,658
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	10,600	12,733,304
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	23,400	28,881,970
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	9,200	11,441,168
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	26,400	33,805,134

TOTAL U.S. TREASURY OBLIGATIONS (cost $221,809,688)					225,129,080

MONEY MARKET FUNDS - 34.5%				SHARES
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				16,320,542	16,320,542
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				65,282,167	65,282,167
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				116,243,727	116,243,727
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				81,603,553	81,603,553

TOTAL MONEY MARKET FUNDS (cost $279,449,989)					279,449,989

SHORT-TERM INVESTMENTS - 15.3%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.045%, 11/28/2014 (c)^				$4,190	4,190,040
U.S. Treasury Bill, 0.052%, 12/04/2014 (c)^				6,719	6,719,542
U.S. Treasury Bill, 0.060%, 07/31/2014 (c)^				43,599	43,600,171
U.S. Treasury Bill, 0.062%, 08/07/2014 (c)^				69,476	69,480,453

TOTAL SHORT-TERM INVESTMENTS (cost $123,984,918)					123,990,206

TOTAL INVESTMENTS - 93.8% (cost $748,815,752)					759,843,484

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2% (d)					50,111,087

NET ASSETS - 100.0%					$809,954,571

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

88	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 21.V1	5.000%	EUR	2.410%	78,975,000	$9,610,389	06/20/2019	$3,171,823
CitiBank	iTraxx Europe Crossover Series 21.V1	1.000%	EUR	0.620%	167,750,000	2,409,666	06/20/2019	1,878,702
CitiBank	Markit CDX Emerging Market Index Series 21	5.000%	USD	2.370%	24,125,000	2,042,777	06/20/2019	873,898
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.030%	115,050,000	7,986,890	06/20/2019	2,088,097
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.580%	233,375,000	3,288,795	06/20/2019	1,410,901

						$25,338,517		$9,423,421

Credit default swap contracts buy protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.030%	1,500,000	$(122,747)	06/20/2019	$(8,609)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	89

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

Cash held as collateral for CitiBank for credit default swap contracts was $19,386,234 at June 30, 2014.

Interest rate swap contracts outstanding as of June 30, 2014:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND		CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	1.000%		(1)	CZK	30,000,000	$(6,576)	09/18/2019	$(15,775)
CitiBank	1.500%		(1)	CZK	40,000,000	(18,946)	09/18/2019	(60,842)
CitiBank	6 Month Prague Interbank Offered Rate	1.500%		CZK	380,000,000	130,598	09/18/2019	627,392
CitiBank	2.000%		(2)	HKD	25,000,000	11,267	09/18/2019	(28,021)
CitiBank	2.000%		(2)	HKD	26,000,000	(33,744)	09/18/2019	16,319
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.000%		HKD	305,000,000	(224,511)	09/18/2019	428,911
CitiBank	4.000%		(3)	HUF	700,000,000	(67,683)	09/18/2019	(96,162)
CitiBank	5.000%		(3)	HUF	300,000,000	(17,126)	09/18/2019	(116,089)
CitiBank	6 Month Budapest Interbank Offered Rate	5.000%		HUF	4,700,000,000	245,984	09/18/2019	1,841,060
CitiBank	3.500%		(5)	PLN	11,000,000	(38,776)	09/18/2019	(49,583)
CitiBank	4.000%		(5)	PLN	14,000,000	(38,334)	09/18/2019	(181,089)
CitiBank	6 Month Warsaw Interbank Offered Rate	4.000%		PLN	129,000,000	383,520	09/18/2019	1,638,304
CitiBank	2.000%		(6)	SGD	6,000,000	(4,477)	09/18/2019	(50,778)
CitiBank	2.000%		(6)	SGD	10,000,000	(113,628)	09/18/2019	21,536
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%		SGD	49,000,000	(17,202)	09/18/2019	468,452
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%		SGD	49,000,000	(17,397)	09/18/2019	468,647
CitiBank	8.000%		(7)	ZAR	60,000,000	(92,306)	09/18/2019	17,526
CitiBank	8.500%		(7)	ZAR	10,000,000	(6,567)	09/18/2019	(25,116)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.500%		ZAR	470,000,000	315,363	09/18/2019	1,173,717
Over the Counter
CitiBank	2.970%		(4)	KRW*	10,000,000,000	—	09/18/2019	(72,531)
CitiBank	3.028%		(4)	KRW*	28,666,680,000	—	03/20/2019	(313,156)
CitiBank	3.065%		(4)	KRW*	28,666,660,000	—	03/20/2019	(359,814)
CitiBank	3.075%		(4)	KRW*	28,666,660,000	—	03/20/2019	(372,425)
CitiBank	3.150%		(4)	KRW*	7,000,000,000	—	09/18/2019	(108,497)
CitiBank	3 Month Korean Certificate of Deposit	3.098%		KRW*	29,000,000,000	—	09/18/2019	380,401
CitiBank	3 Month Korean Certificate of Deposit	3.146%		KRW*	29,000,000,000	—	09/18/2019	444,173
CitiBank	3 Month Korean Certificate of Deposit	3.153%		KRW*	29,000,000,000	—	09/18/2019	452,809
CitiBank	3 Month Korean Certificate of Deposit	3.165%		KRW*	6,000,000,000	—	03/20/2019	101,704
CitiBank	3 Month Korean Certificate of Deposit	3.173%		KRW*	5,000,000,000	—	03/20/2019	86,403
CitiBank	3 Month Korean Certificate of Deposit	3.245%		KRW*	8,000,000,000	—	03/20/2019	163,758
CitiBank	3 Month Korean Certificate of Deposit	3.278%		KRW*	31,000,000,000	—	03/20/2019	678,883
CitiBank	3 Month Korean Certificate of Deposit	3.318%		KRW*	31,000,000,000	—	03/20/2019	733,430

The accompanying notes are an integral part of these financial statements.	(Continued)

90	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter (continued)
CitiBank	3 Month Korean Certificate of Deposit	3.360%	KRW*	5,000,000,000	$—	03/20/2019	$127,643

					$389,459		$8,021,190

†	Forward effective date swap. See Note 3 in the Notes to Financial Statements.
*	Non deliverable swap. See Note 3 in the Notes to Financial Statements.
(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Cash collateral for positions held for CitiBank is included in the collateral for credit default swap.

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	9/2014	CAD	25,352,155	$196,998
Bank of America	10-Year Japanese Government Bond	9/2014	JPY	1,893,433,100	154
Morgan Stanley and Co., International PLC	Bovespa Index	8/2014	BRL	23,057,025	(350,980)
Merrill Lynch	Brent Crude Futures^	7/2014	USD	35,998,700	1,978,863
Merrill Lynch	Brent Crude Futures^	7/2014	USD	(36,537,800)	(1,439,789)
Merrill Lynch	Brent Crude Futures^	8/2014	USD	39,851,810	1,613,862
Merrill Lynch	Brent Crude Futures^	8/2014	USD	(42,031,450)	565,465
Merrill Lynch	Brent Crude Futures^	9/2014	USD	36,739,050	(554,730)
CitiBank	Cocoa Futures^	9/2014	USD	2,872,228	35,882
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	4,052,691	149,677
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	(130,911)	(414)
CitiBank	Corn Futures^	9/2014	USD	(12,617,551)	1,415,549
CitiBank	Corn Futures^	9/2014	USD	13,582,619	(2,380,317)
CitiBank	Corn Futures^	12/2014	USD	7,384,341	(388,590)
CitiBank	Corn Futures^	12/2014	USD	(132,233)	4,653
CitiBank	Cotton No. 2 Futures^	12/2014	USD	(722,468)	24,101
CitiBank	Cotton No. 2 Futures^	12/2014	USD	2,581,485	(155,514)
Bank of America	Euro - Bund Futures	9/2014	EUR	79,606,700	902,274
Merrill Lynch	Gas Oil Futures^	7/2014	USD	15,770,275	307,311
Merrill Lynch	Gas Oil Futures^	7/2014	USD	(15,616,050)	(462,429)
Merrill Lynch	Gas Oil Futures^	8/2014	USD	16,432,135	452,550
Merrill Lynch	Gas Oil Futures^	8/2014	USD	(17,114,400)	230,987
Merrill Lynch	Gas Oil Futures^	9/2014	USD	16,204,910	(267,224)
Merrill Lynch	Gas Oil Futures^	9/2014	USD	(186,650)	2,150
Merrill Lynch	Gasoline RBOB Futures^	6/2014	USD	8,086,000	503,863
Merrill Lynch	Gasoline RBOB Futures^	6/2014	USD	(7,944,552)	(645,308)
Merrill Lynch	Gasoline RBOB Futures^	7/2014	USD	13,493,063	822,536
Merrill Lynch	Gasoline RBOB Futures^	7/2014	USD	(13,786,416)	(529,212)
Merrill Lynch	Gasoline RBOB Futures^	8/2014	USD	12,692,828	435,116

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	91

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Gasoline RBOB Futures^	8/2014	USD	(4,316,302)	$24,444
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	26,712,930	520,153
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	(4,030,960)	(199,395)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	7/2014	HKD	35,434,116	53,266
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	3,415,296	192,772
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	(3,404,184)	(203,883)
Merrill Lynch	Lean Hogs Futures^	8/2014	USD	3,527,988	84,852
Merrill Lynch	Live Cattle Futures^	8/2014	USD	14,701,064	1,026,796
CitiBank	LME Aluminum Futures^	9/2014	USD	13,033,694	626,975
CitiBank	LME Aluminum Futures^	9/2014	USD	(13,189,313)	(471,356)
CitiBank	LME Aluminum Futures^	12/2014	USD	9,583,950	18,825
CitiBank	LME Aluminum Futures^	12/2014	USD	(2,204,400)	6,750
CitiBank	LME Copper Futures^	9/2014	USD	25,082,813	554,788
CitiBank	LME Copper Futures^	9/2014	USD	(24,307,088)	(1,330,513)
CitiBank	LME Copper Futures^	12/2014	USD	20,725,950	992,650
CitiBank	LME Copper Futures^	12/2014	USD	(3,547,850)	(130,300)
CitiBank	LME Lead Futures^	9/2014	USD	1,585,275	41,850
CitiBank	LME Lead Futures^	9/2014	USD	(1,584,625)	(42,500)
CitiBank	LME Lead Futures^	12/2014	USD	1,183,087	19,488
CitiBank	LME Nickel Futures^	9/2014	USD	3,078,036	691,290
CitiBank	LME Nickel Futures^	9/2014	USD	(3,767,520)	(1,806)
CitiBank	LME Nickel Futures^	12/2014	USD	3,642,336	21,024
CitiBank	LME Nickel Futures^	12/2014	USD	(229,320)	360
CitiBank	LME Zinc Futures^	9/2014	USD	7,960,825	641,675
CitiBank	LME Zinc Futures^	9/2014	USD	(8,010,175)	(592,325)
CitiBank	LME Zinc Futures^	12/2014	USD	5,367,400	205,100
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	7/2014	USD	9,660,081	178,959
Merrill Lynch	Natural Gas Swap Futures^	7/2014	USD	9,238,260	(638,550)
Merrill Lynch	Natural Gas Swap Futures^	7/2014	USD	(8,843,920)	244,670
Merrill Lynch	Natural Gas Swap Futures^	8/2014	USD	6,975,150	(270,750)
Merrill Lynch	Heating Oil ULSD Futures^	6/2014	USD	11,523,561	310,957
Merrill Lynch	Heating Oil ULSD Futures^	6/2014	USD	(11,386,032)	(448,483)
Merrill Lynch	Heating Oil ULSD Futures^	7/2014	USD	13,087,074	408,844
Merrill Lynch	Heating Oil ULSD Futures^	7/2014	USD	(13,128,318)	(367,604)
Merrill Lynch	Heating Oil ULSD Futures^	8/2014	USD	12,187,850	225,859
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	7/2014	USD	3,597,089	48,378
Barclays Capital	Silver Futures^	9/2014	USD	12,517,070	11,250
Merrill Lynch	Soybean Futures^	11/2014	USD	16,250,712	(801,142)
Merrill Lynch	Soybean Futures^	11/2014	USD	(7,280,725)	394,972
Deutsche Bank	Soybean Meal Futures^	12/2014	USD	5,211,697	(398,757)
Deutsche Bank	Soybean Meal Futures^	12/2014	USD	(1,013,888)	58,648
CitiBank	Soybean Oil Futures^	12/2014	USD	2,120,236	(6,136)
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	9,666,244	116,729
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	(1,359,103)	7,629
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/2014	CHF	5,798,669	(80,110)
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange Futures	7/2014	TWD	5,450,608	4,123
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	512,242,517	962,171
CitiBank	Wheat Futures^	9/2014	USD	8,638,577	(1,592,582)
CitiBank	Wheat Futures^	9/2014	USD	(7,642,302)	596,616
CitiBank	Wheat Futures^	12/2014	USD	6,542,730	(499,905)

The accompanying notes are an integral part of these financial statements.	(Continued)

92	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Wheat Futures^	12/2014	USD	(660,364)	$32,169
Merrill Lynch	WTI Crude Oil Futures^	7/2014	USD	42,189,200	3,119,665
Merrill Lynch	WTI Crude Oil Futures^	7/2014	USD	(44,339,670)	(969,353)
Merrill Lynch	WTI Crude Oil Futures^	8/2014	USD	49,170,980	785,230

					$6,651,961

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank, Morgan Stanley and Co., International PLC and Merrill Lynch for total return swap contracts in the amount of $2,081, $2,762,143, $5,550,000, $200,005, $9,501,566 and $16,720,150, respectively at June 30, 2014. Additional cash held as collateral for Bank of America for total return swap contracts in the amount of $1,690,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
24	Goldman Sachs	Lean Hogs Futures^	8/2014	$1,249,699	$1,275,120	$25,421
9	Goldman Sachs	Live Cattle Futures^	8/2014	861,805	957,488	95,683
72	Barclays Capital	Amsterdam Index Futures	7/2014	8,190,363	8,148,430	(41,933)
140	Barclays Capital	CAC40 Index Futures	7/2014	8,675,101	8,477,063	(198,038)
26	Barclays Capital	DAX Index Futures	9/2014	8,841,097	8,775,398	(65,699)
69	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	7,977,832	8,213,070	235,238
577	Barclays Capital	Euro Stoxx 50 Index	9/2014	25,838,286	25,535,583	(302,703)
223	Barclays Capital	FTSE 100 Index Futures	9/2014	25,646,260	25,612,008	(34,252)
214	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	9,268,509	9,270,315	1,806
10	Barclays Capital	FTSE/MIB Index Futures	9/2014	1,501,480	1,458,510	(42,970)
54	Barclays Capital	Hang Seng Index Futures	7/2014	7,954,312	8,048,720	94,408
168	Barclays Capital	H-SHARES Index Futures	7/2014	10,966,073	11,100,433	134,360
37	Barclays Capital	IBEX 35 Index Futures	7/2014	5,532,216	5,499,841	(32,375)
100	Barclays Capital	KOSPI Index 200 Futures	9/2014	13,007,180	12,878,039	(129,141)
88	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	2,876,069	2,925,120	49,051
1,412	Barclays Capital	S&P 500 E-Mini Futures	9/2014	136,016,957	137,839,440	1,822,483
74	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	10,337,127	10,576,821	239,694
96	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	15,389,618	15,541,015	151,397
177	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	2,688,253	2,699,781	11,528
54	Barclays Capital	SPI 200 Index Futures	9/2014	6,815,331	6,815,548	217
157	Barclays Capital	TOPIX Index Futures	9/2014	19,184,403	19,565,915	381,512
146	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	16,277,197	16,585,508	308,311

				$345,095,168	$347,799,166	$2,703,998

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $16,411,835 and $675,033, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	93

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	41,949,000	$18,088,576	$18,566,517	$477,941
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	41,949,000	18,088,486	18,566,517	478,031
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	188,000	172,660	175,845	3,185
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	11,500	12,848	12,976	128
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	270,500	301,472	305,233	3,761
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	2,944,000	146,281	147,000	719
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	2,944,000	146,282	147,000	718
Euro, Expiring 09/17/14	Credit Suisse International	EUR	6,146,000	8,357,351	8,418,193	60,842
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	19,887,387	27,105,980	27,239,809	133,829
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	2,230,377	3,763,333	3,814,606	51,273
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	789,500	101,849	101,825	(24)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	1,529,500	197,312	197,266	(46)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	79,134,000	22,845,253	23,051,076	205,823
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	79,134,000	22,847,006	23,051,076	204,070
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	5,215,000	51,019	51,507	488
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	19,950,837,000	19,468,993	19,656,263	187,270
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	19,950,836,999	19,468,875	19,656,263	187,388
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	298,881,000	22,944,893	22,914,728	(30,165)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	298,881,000	22,945,030	22,914,728	(30,302)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	22,414,000	17,851,840	17,976,314	124,474
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	22,414,000	17,851,920	17,976,314	124,394
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	34,667,000	16,141,858	16,103,289	(38,569)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	34,667,000	16,141,438	16,103,289	(38,149)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	497,290,500	16,605,736	16,671,771	66,035
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	497,290,500	16,605,717	16,671,770	66,053
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	122,297,499	11,287,223	11,350,306	63,083

The accompanying notes are an integral part of these financial statements.	(Continued)

94	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	137,777,500	$12,726,354	$12,786,989	$60,635

				$332,265,585	$334,628,470	$2,362,885

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(13,500)	$(12,419)	$(12,659)	$(240)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(13,500)	(12,419)	(12,659)	(240)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(2,274,000)	(975,693)	(1,006,466)	(30,773)
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	(2,274,000)	(975,678)	(1,006,466)	(30,788)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(2,500)	(2,289)	(2,338)	(49)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(6,500)	(5,941)	(6,079)	(138)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(83,245,860)	(113,308,357)	(114,022,091)	(713,734)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(89,421,038)	(121,696,441)	(122,480,249)	(783,808)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(10,616,095)	(17,789,458)	(18,156,670)	(367,212)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(12,182,100)	(20,446,199)	(20,835,002)	(388,803)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(4,053,001)	(18,079)	(17,867)	212
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	(4,053,001)	(18,079)	(17,867)	212
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(8,977,500)	(2,585,304)	(2,615,071)	(29,767)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(8,977,500)	(2,585,275)	(2,615,071)	(29,796)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(58,210,000)	(568,692)	(574,927)	(6,235)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(58,855,000)	(574,999)	(581,298)	(6,299)
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	(2,084,452,500)	(2,033,492)	(2,053,676)	(20,184)
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	(2,084,452,500)	(2,033,461)	(2,053,676)	(20,215)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(76,211,500)	(5,803,796)	(5,843,014)	(39,218)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	(76,211,500)	(5,803,479)	(5,843,014)	(39,535)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(2,000)	(655)	(655)	—
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	(2,000)	(657)	(655)	2
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(1,824,500)	(1,452,147)	(1,463,272)	(11,125)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	95

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(1,824,500)	$(1,452,167)	$(1,463,272)	$(11,105)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(6,560,500)	(3,021,773)	(3,047,440)	(25,667)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	(6,560,500)	(3,022,310)	(3,047,440)	(25,130)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(52,252,500)	(4,800,046)	(4,849,500)	(49,454)
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	(52,252,500)	(4,800,027)	(4,849,500)	(49,473)

				(315,799,332)	(318,477,894)	(2,678,562)

				$16,466,253	$16,150,576	$(315,677)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $2 and $5,267,173, respectively at June 30, 2014. Additional cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $330,000 at June 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

96	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 19.5%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 19.5%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	$3,011	$4,261,512
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	1,705	2,457,925
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,098	1,709,554
France Government Bond OAT (France)	0.250%	07/25/18	EUR	834	1,184,744
France Government Bond OAT (France)	0.250%	07/25/24	EUR	204	282,921
France Government Bond OAT (France)	1.100%	07/25/22	EUR	653	984,604
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,817	2,735,973
France Government Bond OAT (France)	2.100%	07/25/23	EUR	220	360,525
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	633	1,120,099
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,865	3,828,443

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $18,361,958)					18,926,300

U.S. TREASURY OBLIGATIONS - 34.0%
U.S. Treasury Inflation Protected Securities - 34.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	7,300	7,733,489
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	3,200	3,374,067
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	3,100	3,217,543
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	2,900	2,968,292
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	2,800	2,907,653
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	1,500	1,801,883
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	3,400	4,196,526
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	1,400	1,741,047
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	3,900	4,993,940

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,547,673)					32,934,440

MONEY MARKET FUNDS - 35.0%				SHARES
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				657,618	657,618
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				2,630,471	2,630,471
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				27,369,623	27,369,623
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				3,288,088	3,288,088

TOTAL MONEY MARKET FUNDS (cost $33,945,800)					33,945,800

SHORT-TERM INVESTMENTS - 6.4%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bills, 0.060%, 07/31/2014 (c)				$1,469	1,468,972
U.S. Treasury Bills, 0.060%, 07/31/2014 (c)^				901	900,783
U.S. Treasury Bills, 0.062%, 08/07/2014 (c)				2,945	2,944,685
U.S. Treasury Bills, 0.062%, 08/07/2014 (c)^				901	900,796

TOTAL SHORT-TERM INVESTMENTS (cost $6,214,938)					6,215,236

TOTAL INVESTMENTS - 94.9% (cost $91,070,369)					$92,021,776

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1% (d)					4,973,307

NET ASSETS - 100.0%					$96,995,083

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	97

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	9/2014	CAD	269,695	$2,104
Goldman Sachs	Bovespa Index	8/2014	BRL	3,332,876	(50,435)
Deutsche Bank	Brent Crude Futures^	9/2014	USD	4,885,660	(83,420)
Deutsche Bank	Brent Crude Futures^	7/2014	USD	4,585,630	245,850
Deutsche Bank	Brent Crude Futures^	7/2014	USD	(4,640,990)	(190,490)
Deutsche Bank	Brent Crude Futures^	8/2014	USD	5,167,770	211,590
Deutsche Bank	Brent Crude Futures^	8/2014	USD	(5,472,950)	93,590
CitiBank	Cocoa Futures^	9/2014	USD	339,620	4,350
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	256,024	6,626
CitiBank	Corn Futures^	12/2014	USD	360,308	(20,108)
CitiBank	Corn Futures^	9/2014	USD	406,089	(71,067)
CitiBank	Corn Futures^	9/2014	USD	(358,000)	22,993
CitiBank	Cotton No. 2 Futures^	12/2014	USD	156,840	(9,820)
Bank of America	Euro - Bund Futures	9/2014	EUR	1,469,608	676
Deutsche Bank	Gas Oil Futures^	9/2014	USD	2,157,400	(35,650)
Deutsche Bank	Gas Oil Futures^	7/2014	USD	1,965,875	47,125
Deutsche Bank	Gas Oil Futures^	7/2014	USD	(1,950,250)	(62,750)
Deutsche Bank	Gas Oil Futures^	8/2014	USD	2,143,775	61,225
Deutsche Bank	Gas Oil Futures^	8/2014	USD	(2,236,750)	31,750
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	1,586,521	54,482
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	(383,118)	4,425
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	1,806,319	110,960
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	(1,843,909)	(73,370)
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	1,572,130	14,270
Goldman Sachs	H-SHARES Index Futures	7/2014	HKD	10,623,460	16,854
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	364,618	7,292
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	348,420	23,000
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	(351,820)	(19,600)
Deutsche Bank	Live Cattle Futures^	8/2014	USD	1,773,018	147,942
CitiBank	LME Aluminum Futures^	12/2014	USD	144,750	(1,425)
CitiBank	LME Aluminum Futures^	9/2014	USD	132,844	8,963
CitiBank	LME Aluminum Futures^	9/2014	USD	(143,775)	1,970
CitiBank	LME Copper Futures^	12/2014	USD	668,400	32,200
CitiBank	LME Copper Futures^	9/2014	USD	693,088	9,313
CitiBank	LME Copper Futures^	9/2014	USD	(669,000)	(33,400)
CitiBank	LME Lead Futures^	12/2014	USD	53,813	850
CitiBank	LME Lead Futures^	9/2014	USD	54,600	(362)
CitiBank	LME Lead Futures^	9/2014	USD	(53,550)	(688)
CitiBank	LME Zinc Futures^	9/2014	USD	(53,375)	(2,125)
CitiBank	LME Zinc Futures^	12/2014	USD	53,669	2,056
CitiBank	LME Zinc Futures^	9/2014	USD	51,025	4,475
Bank of America	Long Gilt Futures	9/2014	GBP	110,095	(302)
Goldman Sachs	MSCI Taiwan Stock Index Futures	7/2014	USD	1,468,632	27,168
Deutsche Bank	Natural Gas Swap Futures^	8/2014	USD	1,021,140	(44,340)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	1,243,470	(83,610)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	(1,194,020)	34,160
Deutsche Bank	Heating Oil ULSD Futures^	8/2014	USD	1,601,250	28,833

The accompanying notes are an integral part of these financial statements.	(Continued)

98	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	1,697,766	$51,710
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	(1,703,071)	(46,406)
Goldman Sachs	SGX S&P CNX Nifty Index Futures	7/2014	USD	527,829	6,026
Barclays Capital	Silver Futures^	9/2014	USD	105,500	(220)
Deutsche Bank	Soybean Futures^	11/2014	USD	791,784	(39,572)
CitiBank	Soybean Meal Futures^	12/2014	USD	316,483	(22,563)
CitiBank	Soybean Oil Futures^	12/2014	USD	281,210	670
CitiBank	Sugar #11 (World Markets) Futures^	9/2014	USD	160,406	963
Goldman Sachs	Swiss Market Index Futures	9/2014	CHF	518,435	(6,231)
Goldman Sachs	Taiwan Stock Exchange Futures	7/2014	TWD	3,645,434	2,359
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	33,887,963	33,615
CitiBank	Wheat Futures^	12/2014	USD	356,287	(27,250)
CitiBank	Wheat Futures^	9/2014	USD	391,410	(73,762)
CitiBank	Wheat Futures^	9/2014	USD	(343,613)	25,979
Deutsche Bank	WTI Crude Oil Futures^	8/2014	USD	6,490,920	107,070
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	5,003,520	370,350
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	(5,259,820)	(114,050)

					$742,818

Money Market Fund is pledged as collateral to Bank of America, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $60,000, $340,000, $1,500,000, and $1,350,000, respectively at June 30, 2014. Additional cash held as collateral for total return swap contracts for Barclays Capital was $20,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cocoa Futures^	9/2014	$30,883	$31,270	$387
6	Goldman Sachs	Coffee ‘C’ Futures^	9/2014	388,566	393,975	5,409
33	Goldman Sachs	Corn Futures^	12/2014	740,365	701,663	(38,702)
4	Goldman Sachs	Cotton No. 2 Futures^	12/2014	154,919	147,020	(7,899)
12	Goldman Sachs	Gold 100 OZ Futures^	8/2014	1,544,289	1,586,400	42,111
6	Goldman Sachs	Lean Hogs Futures^	8/2014	312,970	318,780	5,810
1	Goldman Sachs	Live Cattle Futures^	8/2014	95,416	106,387	10,971
4	Goldman Sachs	Live Cattle Futures^	8/2014	242,883	240,120	(2,763)
3	J.P. Morgan	LME Aluminum Futures^	7/2014	137,347	139,293	1,946
1	J.P. Morgan	LME Aluminum Futures^	7/2014	46,782	46,518	(264)
12	J.P. Morgan	LME Aluminum Futures^	7/2014	566,707	559,963	(6,744)
1	J.P. Morgan	LME Aluminum Futures^	7/2014	46,127	46,711	584
5	J.P. Morgan	LME Aluminum Futures^	8/2014	223,261	233,789	10,528
2	J.P. Morgan	LME Aluminum Futures^	8/2014	88,304	93,680	5,376
2	J.P. Morgan	LME Aluminum Futures^	8/2014	89,804	93,845	4,041
3	J.P. Morgan	LME Aluminum Futures^	8/2014	133,056	140,943	7,887
7	J.P. Morgan	LME Aluminum Futures^	8/2014	320,015	329,412	9,397
8	J.P. Morgan	LME Aluminum Futures^	9/2014	368,982	377,088	8,106
1	J.P. Morgan	LME Aluminum Futures^	9/2014	47,441	47,191	(250)
4	J.P. Morgan	LME Aluminum Futures^	9/2014	186,502	188,854	2,352
36	J.P. Morgan	LME Aluminum Futures^	9/2014	1,662,191	1,701,675	39,484
2	J.P. Morgan	LME Aluminum Futures^	9/2014	94,254	94,539	285

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	99

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	9/2014	$142,131	$141,816	$ (315)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	47,513	47,273	(240)
26	J.P. Morgan	LME Aluminum Futures^	12/2014	1,227,148	1,242,150	15,002
5	J.P. Morgan	LME Copper Futures^	7/2014	839,479	879,172	39,693
1	J.P. Morgan	LME Copper Futures^	7/2014	169,360	175,821	6,461
1	J.P. Morgan	LME Copper Futures^	8/2014	166,882	175,800	8,918
2	J.P. Morgan	LME Copper Futures^	8/2014	345,750	351,600	5,850
1	J.P. Morgan	LME Copper Futures^	8/2014	171,002	175,694	4,692
1	J.P. Morgan	LME Copper Futures^	8/2014	172,296	175,654	3,358
2	J.P. Morgan	LME Copper Futures^	9/2014	338,754	351,300	12,546
1	J.P. Morgan	LME Copper Futures^	9/2014	166,002	175,619	9,617
16	J.P. Morgan	LME Copper Futures^	9/2014	2,728,745	2,809,600	80,855
13	J.P. Morgan	LME Copper Futures^	12/2014	2,173,977	2,276,950	102,973
1	J.P. Morgan	LME Lead Futures^	7/2014	52,204	53,692	1,488
1	J.P. Morgan	LME Lead Futures^	7/2014	54,171	53,821	(350)
5	J.P. Morgan	LME Lead Futures^	9/2014	264,836	271,188	6,352
3	J.P. Morgan	LME Lead Futures^	12/2014	160,363	163,988	3,625
3	J.P. Morgan	LME Nickel Futures^	7/2014	333,696	341,842	8,146
1	J.P. Morgan	LME Nickel Futures^	8/2014	113,102	114,076	974
5	J.P. Morgan	LME Nickel Futures^	9/2014	518,549	571,110	52,561
4	J.P. Morgan	LME Nickel Futures^	12/2014	442,034	457,920	15,886
3	J.P. Morgan	LME Zinc Futures^	7/2014	155,369	165,850	10,481
3	J.P. Morgan	LME Zinc Futures^	8/2014	152,249	165,780	13,531
1	J.P. Morgan	LME Zinc Futures^	9/2014	52,840	55,460	2,620
17	J.P. Morgan	LME Zinc Futures^	9/2014	882,792	943,500	60,708
1	J.P. Morgan	LME Zinc Futures^	9/2014	53,580	55,481	1,901
14	J.P. Morgan	LME Zinc Futures^	12/2014	743,176	780,150	36,974
17	Goldman Sachs	Silver Futures^	9/2014	1,787,826	1,789,760	1,934
8	Goldman Sachs	Soybean Futures^	11/2014	490,700	462,900	(27,800)
8	Goldman Sachs	Soybean Meal Futures^	12/2014	319,125	293,920	(25,205)
4	Goldman Sachs	Soybean Oil Futures^	12/2014	95,136	93,960	(1,176)
51	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	1,008,990	1,028,732	19,742
14	Goldman Sachs	Wheat Futures^	12/2014	451,110	418,775	(32,335)
8	Barclays Capital	Amsterdam Index Futures	7/2014	910,002	905,381	(4,621)
23	Barclays Capital	CAC40 Index Futures	7/2014	1,422,483	1,392,660	(29,823)
4	Barclays Capital	DAX Index Futures	9/2014	1,359,895	1,350,061	(9,834)
14	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	1,618,708	1,666,420	47,712
92	Barclays Capital	Euro Stoxx 50 Index	9/2014	4,119,308	4,071,531	(47,777)
27	Barclays Capital	FTSE 100 Index Futures	9/2014	3,104,737	3,101,006	(3,731)
24	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	1,039,552	1,039,662	110
4	Barclays Capital	FTSE/MIB Index Futures	9/2014	600,592	583,404	(17,188)
3	Barclays Capital	Hang Seng Index Futures	7/2014	442,744	447,151	4,407
12	Barclays Capital	H-SHARES Index Futures	7/2014	783,291	792,888	9,597
5	Barclays Capital	IBEX 35 Index Futures	7/2014	747,802	743,222	(4,580)
12	Barclays Capital	KOSPI Index 200 Futures	9/2014	1,560,754	1,545,364	(15,390)
5	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	163,480	166,201	2,721
199	Barclays Capital	S&P 500 E-Mini Futures	9/2014	19,163,655	19,426,380	262,725
14	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	1,955,672	2,001,020	45,348
8	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	1,282,468	1,295,084	12,616
20	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	303,755	305,060	1,305
1	Barclays Capital	SPI 200 Index Futures	9/2014	126,243	126,214	(29)

The accompanying notes are an integral part of these financial statements.	(Continued)

100	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
25	Barclays Capital	TOPIX Index Futures	9/2014	$3,052,569	$3,115,591	$63,022
24	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	2,674,985	2,726,385	51,400
29	J.P. Morgan	Canadian 10-Year Bond Futures	9/2014	3,662,203	3,695,628	33,425
95	J.P. Morgan	Euro - Bund Futures	9/2014	18,891,641	19,123,576	231,935
3	J.P. Morgan	Long Gilt Futures	9/2014	564,838	564,352	(486)
41	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	9/2014	5,889,956	5,894,319	4,363
358	J.P. Morgan	U.S. Treasury 10-Year Note Futures	9/2014	44,783,614	44,811,532	27,918

				144,566,898	145,769,562	1,202,664

Short Contracts:
3	J.P. Morgan	LME Aluminum Futures^	7/2014	(136,644)	(139,294)	(2,650)
1	J.P. Morgan	LME Aluminum Futures^	7/2014	(46,748)	(46,519)	229
12	J.P. Morgan	LME Aluminum Futures^	7/2014	(563,375)	(559,962)	3,413
1	J.P. Morgan	LME Aluminum Futures^	7/2014	(46,723)	(46,711)	12
5	J.P. Morgan	LME Aluminum Futures^	8/2014	(223,133)	(233,788)	(10,655)
2	J.P. Morgan	LME Aluminum Futures^	8/2014	(88,397)	(93,680)	(5,283)
2	J.P. Morgan	LME Aluminum Futures^	8/2014	(89,753)	(93,845)	(4,092)
3	J.P. Morgan	LME Aluminum Futures^	8/2014	(133,179)	(140,944)	(7,765)
7	J.P. Morgan	LME Aluminum Futures^	8/2014	(320,235)	(329,411)	(9,176)
8	J.P. Morgan	LME Aluminum Futures^	9/2014	(369,383)	(377,088)	(7,705)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(47,448)	(47,191)	257
4	J.P. Morgan	LME Aluminum Futures^	9/2014	(186,492)	(188,854)	(2,362)
36	J.P. Morgan	LME Aluminum Futures^	9/2014	(1,635,036)	(1,701,675)	(66,639)
2	J.P. Morgan	LME Aluminum Futures^	9/2014	(94,082)	(94,539)	(457)
3	J.P. Morgan	LME Aluminum Futures^	9/2014	(140,625)	(141,816)	(1,191)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(47,348)	(47,273)	75
5	J.P. Morgan	LME Aluminum Futures^	12/2014	(238,727)	(238,875)	(148)
5	J.P. Morgan	LME Copper Futures^	7/2014	(841,864)	(879,172)	(37,308)
1	J.P. Morgan	LME Copper Futures^	7/2014	(169,123)	(175,821)	(6,698)
1	J.P. Morgan	LME Copper Futures^	8/2014	(167,798)	(175,800)	(8,002)
2	J.P. Morgan	LME Copper Futures^	8/2014	(345,746)	(351,600)	(5,854)
1	J.P. Morgan	LME Copper Futures^	8/2014	(171,625)	(175,694)	(4,069)
1	J.P. Morgan	LME Copper Futures^	8/2014	(172,498)	(175,654)	(3,156)
2	J.P. Morgan	LME Copper Futures^	9/2014	(340,038)	(351,300)	(11,262)
1	J.P. Morgan	LME Copper Futures^	9/2014	(166,434)	(175,619)	(9,185)
16	J.P. Morgan	LME Copper Futures^	9/2014	(2,670,491)	(2,809,600)	(139,109)
3	J.P. Morgan	LME Copper Futures^	12/2014	(503,956)	(525,450)	(21,494)
1	J.P. Morgan	LME Lead Futures^	7/2014	(52,273)	(53,693)	(1,420)
1	J.P. Morgan	LME Lead Futures^	7/2014	(54,398)	(53,821)	577
5	J.P. Morgan	LME Lead Futures^	9/2014	(262,164)	(271,187)	(9,023)
3	J.P. Morgan	LME Nickel Futures^	7/2014	(332,544)	(341,843)	(9,299)
1	J.P. Morgan	LME Nickel Futures^	8/2014	(114,054)	(114,077)	(23)
5	J.P. Morgan	LME Nickel Futures^	9/2014	(553,882)	(571,110)	(17,228)
3	J.P. Morgan	LME Zinc Futures^	7/2014	(155,694)	(165,850)	(10,156)
3	J.P. Morgan	LME Zinc Futures^	8/2014	(151,569)	(165,780)	(14,211)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(52,498)	(55,461)	(2,963)
17	J.P. Morgan	LME Zinc Futures^	9/2014	(879,889)	(943,500)	(63,611)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(53,748)	(55,481)	(1,733)

				(12,619,614)	(13,108,978)	(489,364)

				$131,947,284	$132,660,584	$713,300

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,994,032, $806,182 and $906,487, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	101

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	20,500	$22,901	$23,132	$231
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	52,500	58,728	59,241	513
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	516,034	704,302	706,812	2,510
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	542,000	69,914	69,904	(10)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	36,000	356	356	—

				$856,201	$859,445	$3,244

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(5,018,603)	$(6,830,885)	$(6,873,994)	$(43,109)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(5,630,868)	(7,662,386)	(7,712,615)	(50,229)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(1,402,633)	(2,350,401)	(2,398,919)	(48,518)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(1,512,718)	(2,534,258)	(2,587,197)	(52,939)
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	(116,000)	(14,965)	(14,961)	4
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	(116,000)	(14,965)	(14,961)	4

				(19,407,860)	(19,602,647)	(194,787)

				$(18,551,659)	$(18,743,202)	$(191,543)

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $1 at June 30, 2014.

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

TWD - Taiwanese Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

102	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 29.1%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 29.1%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	$2,180	$3,085,923
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	1,279	1,843,436
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	769	1,196,687
France Government Bond OAT (France)	0.250%	07/25/18	EUR	626	888,558
France Government Bond OAT (France)	0.250%	07/25/24	EUR	204	282,921
France Government Bond OAT (France)	1.100%	07/25/22	EUR	435	656,403
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,282	1,931,275
France Government Bond OAT (France)	2.100%	07/25/23	EUR	220	360,525
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	422	746,733
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,368	2,807,525

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $13,256,398)					13,799,986

U.S. TREASURY OBLIGATIONS - 50.2%
U.S. Treasury Inflation Protected Securities - 50.2%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	5,300	5,614,725
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/22	USD	2,300	2,425,111
U.S. Treasury Inflation Protected Securities (a)	0.125%	07/15/22	USD	2,200	2,283,418
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/23	USD	2,100	2,149,453
U.S. Treasury Inflation Protected Securities (a)	0.375%	07/15/23	USD	2,000	2,076,895
U.S. Treasury Inflation Protected Securities (a)	1.375%	07/15/18	USD	1,100	1,321,381
U.S. Treasury Inflation Protected Securities (a)	1.625%	01/15/18	USD	2,500	3,085,680
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	1,000	1,243,605
U.S. Treasury Inflation Protected Securities (a)	2.625%	07/15/17	USD	2,800	3,585,393

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,513,186)					23,785,661

MONEY MARKET FUNDS - 50.5%				SHARES
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (b)^				240,006	240,006
Dreyfus Treasury Cash Management, Class I, 0.010% (b)^				960,025	960,025
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)^				21,488,638	21,488,638
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)^				1,200,031	1,200,031

TOTAL MONEY MARKET FUNDS (cost $23,888,700)					23,888,700

SHORT-TERM INVESTMENTS - 12.5%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.045%, 11/28/2014 (d)^				$1,050	1,049,760
U.S. Treasury Bill, 0.052%, 12/04/2014 (d)^				1,050	1,049,772
U.S. Treasury Bill, 0.060%, 07/31/2014 (d)^				2,543	2,543,552
U.S. Treasury Bill, 0.062%, 08/07/2014 (d)				1,275	1,274,793

TOTAL SHORT-TERM INVESTMENTS (cost $5,917,768)					5,917,877

TOTAL INVESTMENTS - 142.3% (cost $66,576,052)					67,392,224

LIABILITIES IN EXCESS OF OTHER ASSETS - (42.3%) (e)					(20,041,558)

NET ASSETS - 100.0%					$47,350,666

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On June 30, 2014, securities valued at $23,785,661 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	103

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and reverse repurchase agreements.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at June 30, 2014:

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT OF REVERSE REPURCHASE AGREEMENT
Barclays Capital	6/20/2014	0.14%	7/16/2014	$412,250
Barclays Capital	6/13/2014	0.15%	7/16/2014	4,090,625
BNP Paribas Corp.	6/18/2014	0.15%	7/16/2014	8,915,250
BNP Paribas Corp.	6/20/2014	0.15%	7/16/2014	128,125
BNP Paribas Corp.	6/27/2014	0.16%	7/16/2014	123,125
CitiBank	6/18/2014	0.13%	7/16/2014	5,355,000
CitiBank	6/20/2014	0.13%	7/16/2014	211,250
JP Morgan Securities, Inc.	6/18/2014	0.13%	7/16/2014	3,840,250
JP Morgan Securities, Inc.	6/20/2014	0.13%	7/16/2014	407,500

				$23,483,375

Cash held as collateral for Barclays Capital for open reverse repurchase agreements was $90,000 at June 30, 2014.

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	9/2014	CAD	405,729	$2,054
Goldman Sachs	Bovespa Index	8/2014	BRL	2,221,802	(33,572)
Deutsche Bank	Brent Crude Futures^	7/2014	USD	3,416,940	178,580
Deutsche Bank	Brent Crude Futures^	7/2014	USD	(3,453,760)	(141,760)
Deutsche Bank	Brent Crude Futures^	8/2014	USD	3,655,080	155,300
Deutsche Bank	Brent Crude Futures^	8/2014	USD	(3,871,690)	61,310
Deutsche Bank	Brent Crude Futures^	9/2014	USD	3,634,740	(60,980)
CitiBank	Cocoa Futures^	9/2014	USD	247,171	2,989
CitiBank	Coffee ‘C’ Futures^	9/2014	USD	193,873	3,114
CitiBank	Corn Futures^	12/2014	USD	622,400	(73,766)
CitiBank	Corn Futures^	12/2014	USD	(290,875)	18,682
CitiBank	Cotton No. 2 Futures^	12/2014	USD	117,630	(7,358)
CitiBank	Cotton No. 2 Futures^	12/2014	USD	(37,318)	562
Bank of America	Euro - Bund Futures	9/2014	EUR	1,761,953	2,963
Deutsche Bank	Gas Oil Futures^	7/2014	USD	1,430,505	33,495
Deutsche Bank	Gas Oil Futures^	7/2014	USD	(1,418,650)	(45,350)
Deutsche Bank	Gas Oil Futures^	8/2014	USD	1,520,325	41,550
Deutsche Bank	Gas Oil Futures^	8/2014	USD	(1,587,800)	25,925
Deutsche Bank	Gas Oil Futures^	9/2014	USD	1,594,600	(26,350)
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	1,324,008	81,997

The accompanying notes are an integral part of these financial statements.	(Continued)

104	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	(1,353,038)	$(52,966)
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	1,097,901	38,178
Deutsche Bank	Gasoline RBOB Futures^	8/2014	USD	(382,117)	3,424
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	1,174,120	15,680
Goldman Sachs	H-SHARES Index Futures	7/2014	HKD	4,047,032	6,420
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	301,740	16,620
Deutsche Bank	Lean Hogs Futures^	7/2014	USD	(300,920)	(17,440)
Deutsche Bank	Lean Hogs Futures^	8/2014	USD	311,630	7,150
Deutsche Bank	Live Cattle Futures^	8/2014	USD	787,780	52,640
CitiBank	LME Aluminum Futures^	9/2014	USD	177,125	11,950
CitiBank	LME Aluminum Futures^	9/2014	USD	(191,700)	2,625
CitiBank	LME Aluminum Futures^	12/2014	USD	193,000	(1,900)
CitiBank	LME Copper Futures^	9/2014	USD	520,688	6,112
CitiBank	LME Copper Futures^	9/2014	USD	(501,750)	(25,050)
CitiBank	LME Copper Futures^	12/2014	USD	501,300	24,150
CitiBank	LME Nickel Futures^	12/2014	USD	111,972	2,508
CitiBank	LME Zinc Futures^	9/2014	USD	205,550	16,450
CitiBank	LME Zinc Futures^	9/2014	USD	(213,500)	(8,500)
CitiBank	LME Zinc Futures^	12/2014	USD	214,675	8,225
Bank of America	Long Gilt Futures	9/2014	GBP	220,191	(603)
Goldman Sachs	MSCI Taiwan Stock Index Futures	7/2014	USD	783,251	14,509
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	860,820	(57,840)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	(826,590)	23,610
Deutsche Bank	Natural Gas Swap Futures^	8/2014	USD	741,890	(31,490)
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	1,213,187	36,439
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	(1,216,081)	(33,545)
Deutsche Bank	Heating Oil ULSD Futures^	8/2014	USD	1,235,917	17,993
Goldman Sachs	SGX S&P CNX Nifty Index Futures	7/2014	USD	331,933	3,633
Barclays Capital	Silver Futures^	9/2014	USD	210,180	380
Deutsche Bank	Soybean Futures^	11/2014	USD	731,039	(36,689)
CitiBank	Soybean Meal Futures^	12/2014	USD	237,422	(16,982)
CitiBank	Soybean Oil Futures^	12/2014	USD	232,382	2,518
Goldman Sachs	Swiss Market Index Futures	9/2014	CHF	345,624	(4,154)
Goldman Sachs	Taiwan Stock Exchange Futures	7/2014	TWD	9,108,501	6,067
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	44,499,547	61,640
CitiBank	Wheat Futures^	9/2014	USD	498,147	(93,868)
CitiBank	Wheat Futures^	9/2014	USD	(437,325)	33,065
CitiBank	Wheat Futures^	12/2014	USD	453,456	(34,682)
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	3,629,990	268,700
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	(3,815,430)	(83,260)
Deutsche Bank	WTI Crude Oil Futures^	8/2014	USD	4,743,500	74,080

					$475,182

Money Market Fund is pledged as collateral to CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $280,000, $1,200,001 and 830,000, respectively at June 30, 2014. Additional cash held as collateral for Barclays Capital for total return swap contracts was $100,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	105

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cocoa Futures^	9/2014	$30,883	$31,270	$387
4	Goldman Sachs	Coffee ‘C’ Futures^	9/2014	260,302	262,650	2,348
22	Goldman Sachs	Corn Futures^	12/2014	493,899	467,775	(26,124)
3	Goldman Sachs	Cotton No. 2 Futures^	12/2014	116,365	110,265	(6,100)
9	Goldman Sachs	Gold 100 OZ Futures^	8/2014	1,163,691	1,189,800	26,109
4	Goldman Sachs	Lean Hogs Futures^	8/2014	207,523	212,520	4,997
13	Goldman Sachs	Live Cattle Futures^	8/2014	740,373	780,390	40,017
4	J.P. Morgan	LME Aluminum Futures^	7/2014	183,130	185,725	2,595
1	J.P. Morgan	LME Aluminum Futures^	7/2014	46,782	46,518	(264)
2	J.P. Morgan	LME Aluminum Futures^	8/2014	89,304	93,515	4,211
1	J.P. Morgan	LME Aluminum Futures^	8/2014	44,152	46,840	2,688
2	J.P. Morgan	LME Aluminum Futures^	8/2014	89,804	93,845	4,041
4	J.P. Morgan	LME Aluminum Futures^	8/2014	182,866	188,235	5,369
7	J.P. Morgan	LME Aluminum Futures^	9/2014	322,859	329,952	7,093
3	J.P. Morgan	LME Aluminum Futures^	9/2014	139,877	141,641	1,764
23	J.P. Morgan	LME Aluminum Futures^	9/2014	1,047,048	1,087,181	40,133
2	J.P. Morgan	LME Aluminum Futures^	9/2014	94,254	94,539	285
2	J.P. Morgan	LME Aluminum Futures^	9/2014	94,904	94,543	(361)
17	J.P. Morgan	LME Aluminum Futures^	12/2014	801,636	812,175	10,539
1	J.P. Morgan	LME Copper Futures^	7/2014	166,079	176,010	9,931
1	J.P. Morgan	LME Copper Futures^	8/2014	166,882	175,800	8,918
2	J.P. Morgan	LME Copper Futures^	8/2014	345,750	351,600	5,850
1	J.P. Morgan	LME Copper Futures^	8/2014	171,002	175,694	4,692
1	J.P. Morgan	LME Copper Futures^	8/2014	172,296	175,654	3,358
1	J.P. Morgan	LME Copper Futures^	9/2014	169,377	175,650	6,273
1	J.P. Morgan	LME Copper Futures^	9/2014	166,002	175,619	9,617
12	J.P. Morgan	LME Copper Futures^	9/2014	2,052,106	2,107,200	55,094
1	J.P. Morgan	LME Copper Futures^	9/2014	167,625	175,483	7,858
10	J.P. Morgan	LME Copper Futures^	12/2014	1,670,459	1,751,500	81,041
2	J.P. Morgan	LME Lead Futures^	9/2014	105,873	108,475	2,602
2	J.P. Morgan	LME Lead Futures^	12/2014	106,973	109,325	2,352
3	J.P. Morgan	LME Nickel Futures^	9/2014	281,634	342,666	61,032
3	J.P. Morgan	LME Nickel Futures^	12/2014	330,972	343,440	12,468
1	J.P. Morgan	LME Zinc Futures^	8/2014	50,750	55,260	4,510
1	J.P. Morgan	LME Zinc Futures^	8/2014	51,079	55,280	4,201
1	J.P. Morgan	LME Zinc Futures^	9/2014	52,840	55,460	2,620
10	J.P. Morgan	LME Zinc Futures^	9/2014	520,002	555,000	34,998
7	J.P. Morgan	LME Zinc Futures^	12/2014	370,614	390,076	19,462
10	Goldman Sachs	Silver Futures^	9/2014	1,049,919	1,052,800	2,881
4	Goldman Sachs	Soybean Futures^	11/2014	244,766	231,450	(13,316)
5	Goldman Sachs	Soybean Meal Futures^	12/2014	199,154	183,700	(15,454)
1	Goldman Sachs	Soybean Oil Futures^	12/2014	24,369	23,490	(879)
43	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	851,968	867,361	15,393
4	Goldman Sachs	Wheat Futures^	12/2014	128,609	119,650	(8,959)
6	Barclays Capital	Amsterdam Index Futures	7/2014	682,502	679,036	(3,466)
16	Barclays Capital	CAC40 Index Futures	7/2014	990,921	968,807	(22,114)
3	Barclays Capital	DAX Index Futures	9/2014	1,018,771	1,012,546	(6,225)
10	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	1,156,220	1,190,300	34,080
67	Barclays Capital	Euro Stoxx 50 Index	9/2014	3,000,701	2,965,137	(35,564)
21	Barclays Capital	FTSE 100 Index Futures	9/2014	2,416,224	2,411,893	(4,331)

The accompanying notes are an integral part of these financial statements.	(Continued)

106	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
18	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	$779,698	$779,746	$48
3	Barclays Capital	FTSE/MIB Index Futures	9/2014	452,011	437,553	(14,458)
3	Barclays Capital	Hang Seng Index Futures	7/2014	442,744	447,151	4,407
16	Barclays Capital	H-SHARES Index Futures	7/2014	1,044,714	1,057,184	12,470
3	Barclays Capital	IBEX 35 Index Futures	7/2014	448,819	445,933	(2,886)
9	Barclays Capital	KOSPI Index 200 Futures	9/2014	1,170,566	1,159,024	(11,542)
6	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	195,822	199,440	3,618
145	Barclays Capital	S&P 500 E-Mini Futures	9/2014	13,965,056	14,154,900	189,844
10	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	1,396,909	1,429,300	32,391
5	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	801,828	809,428	7,600
19	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	288,508	289,807	1,299
1	Barclays Capital	SPI 200 Index Futures	9/2014	126,088	126,214	126
18	Barclays Capital	TOPIX Index Futures	9/2014	2,194,038	2,243,226	49,188
18	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	2,007,440	2,044,789	37,349
20	J.P. Morgan	Canadian 10-Year Bond Futures	9/2014	2,526,506	2,548,710	22,204
64	J.P. Morgan	Euro - Bund Futures	9/2014	12,720,194	12,883,251	163,057
1	J.P. Morgan	Long Gilt Futures	9/2014	188,279	188,117	(162)
30	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	9/2014	4,309,371	4,312,916	3,545
103	J.P. Morgan	U.S. Treasury 10-Year Note Futures	9/2014	12,878,225	12,892,703	14,478

				82,968,907	83,880,133	911,226

Short Contracts:
4	J.P. Morgan	LME Aluminum Futures^	7/2014	(182,192)	(185,725)	(3,533)
1	J.P. Morgan	LME Aluminum Futures^	7/2014	(46,748)	(46,519)	229
2	J.P. Morgan	LME Aluminum Futures^	8/2014	(89,253)	(93,515)	(4,262)
1	J.P. Morgan	LME Aluminum Futures^	8/2014	(44,198)	(46,839)	(2,641)
2	J.P. Morgan	LME Aluminum Futures^	8/2014	(89,753)	(93,845)	(4,092)
4	J.P. Morgan	LME Aluminum Futures^	8/2014	(182,992)	(188,235)	(5,243)
7	J.P. Morgan	LME Aluminum Futures^	9/2014	(323,210)	(329,952)	(6,742)
3	J.P. Morgan	LME Aluminum Futures^	9/2014	(139,869)	(141,641)	(1,772)
23	J.P. Morgan	LME Aluminum Futures^	9/2014	(1,041,939)	(1,087,181)	(45,242)
2	J.P. Morgan	LME Aluminum Futures^	9/2014	(94,082)	(94,539)	(457)
2	J.P. Morgan	LME Aluminum Futures^	9/2014	(94,684)	(94,544)	140
4	J.P. Morgan	LME Aluminum Futures^	12/2014	(190,992)	(191,100)	(108)
1	J.P. Morgan	LME Copper Futures^	7/2014	(166,073)	(176,010)	(9,937)
1	J.P. Morgan	LME Copper Futures^	8/2014	(167,798)	(175,800)	(8,002)
2	J.P. Morgan	LME Copper Futures^	8/2014	(345,746)	(351,600)	(5,854)
1	J.P. Morgan	LME Copper Futures^	8/2014	(171,625)	(175,694)	(4,069)
1	J.P. Morgan	LME Copper Futures^	8/2014	(172,498)	(175,654)	(3,156)
1	J.P. Morgan	LME Copper Futures^	9/2014	(170,019)	(175,650)	(5,631)
1	J.P. Morgan	LME Copper Futures^	9/2014	(166,434)	(175,619)	(9,185)
12	J.P. Morgan	LME Copper Futures^	9/2014	(1,997,325)	(2,107,200)	(109,875)
1	J.P. Morgan	LME Copper Futures^	9/2014	(167,998)	(175,482)	(7,484)
2	J.P. Morgan	LME Copper Futures^	12/2014	(334,883)	(350,300)	(15,417)
2	J.P. Morgan	LME Lead Futures^	9/2014	(106,296)	(108,475)	(2,179)
3	J.P. Morgan	LME Nickel Futures^	9/2014	(330,024)	(342,666)	(12,642)
1	J.P. Morgan	LME Zinc Futures^	8/2014	(50,523)	(55,260)	(4,737)
1	J.P. Morgan	LME Zinc Futures^	8/2014	(50,748)	(55,280)	(4,532)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(52,498)	(55,461)	(2,963)
10	J.P. Morgan	LME Zinc Futures^	9/2014	(514,141)	(555,000)	(40,859)

				(7,484,541)	(7,804,786)	(320,245)

				$75,484,366	$76,075,347	$590,981

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	107

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,502,747, $488,504 and $403,356, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	17,500	$19,550	$19,747	$197
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	52,500	58,740	59,241	501
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	241,211	329,439	330,387	948
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	210,000	27,089	27,085	(4)

				$434,818	$436,460	$1,642

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(3,673,931)	$(5,000,634)	$(5,032,194)	$(31,560)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(4,005,355)	(5,450,848)	(5,486,146)	(35,298)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(1,037,771)	(1,738,999)	(1,774,896)	(35,897)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(1,037,771)	(1,738,994)	(1,774,895)	(35,901)
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	(91,500)	(11,804)	(11,801)	3
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	(91,500)	(11,804)	(11,801)	3
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(6,000)	(59)	(60)	(1)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(5,999)	(59)	(59)	—

				(13,953,201)	(14,091,852)	(138,651)

				$(13,518,383)	$(13,655,392)	$(137,009)

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $10,001 at June 30, 2014.

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

TWD - Taiwanese Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

108	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 126.3%	SHARES	VALUE (Note 3)
COMMON STOCKS - 53.9%

Belgium - 0.3%
Belgacom SA	36,665	$1,217,158
Colruyt SA	1,437	72,987
Delhaize Group SA	8,594	581,532
Solvay SA	11,371	1,957,067
UCB SA	186	15,736
Umicore SA	27,822	1,294,613

		5,139,093

Brazil - 1.4%
Banco Bradesco SA ADR (1)(a)	174,860	2,538,967
Banco do Brasil SA (1)	208,600	2,341,381
Banco Santander Brasil SA (1)	2,315	15,842
BR Malls Participacoes SA (1)	30,100	256,112
BR Properties SA (1)	11,500	69,276
Braskem SA ADR (1)(a)	12,400	159,340
BRF SA ADR (1)(a)	27,600	670,956
Cia Brasileira de Distribuicao ADR (1)(a)	35,100	1,626,183
Cia Energetica de Minas Gerais ADR (1)(a)	263,477	2,105,181
Cielo SA (1)	92	1,897
Fibria Celulose SA ADR (1)†(a)	56,700	551,124
Gerdau SA ADR (1)(a)	296,900	1,748,741
Itau Unibanco Holding SA ADR (1)(a)	166,034	2,387,569
JBS SA (1)	354,093	1,206,753
Kroton Educacional SA (1)	45,900	1,289,853
Multiplan Empreendimentos Imobiliarios SA (1)	5,700	133,116
Petroleo Brasileiro SA ADR (1)(a)	114,000	1,782,960
Porto Seguro SA (1)	111,100	1,586,927
Tim Participacoes SA ADR (1)(a)	36,700	1,065,401
Vale SA ADR (1)(a)	22,900	272,510

		21,810,089

Chile - 0.1%
Banco de Chile (1)	794,225	105,602
Banco Santander Chile ADR (1)(a)	36	952
Enersis SA ADR (1)(a)	27,300	460,005
ENTEL Chile SA (1)	23,209	285,803

		852,362

China - 1.7%
Agricultural Bank of China Ltd., H Shares	3,003,000	1,325,445
Bank of China Ltd., H Shares	6,136,000	2,747,173
Bank of Communications Co., Ltd., H Shares †	596,000	411,403
Beijing Capital International Airport Co., Ltd., H Shares	160,000	109,997
China BlueChemical Ltd., H Shares	542,000	295,750
China CITIC Bank Corp. Ltd., H Shares	1,033,000	626,344
China Construction Bank Corp., H Shares †	4,752,000	3,593,708
China Merchants Bank Co., Ltd., H Shares †	151,500	298,671
China Petroleum & Chemical Corp. ADR (1)(a)	15,620	1,484,369

	SHARES	VALUE (Note 3)
China - 1.7% (continued)
China Railway Construction Corp. Ltd., H Shares	389,000	$342,480
China Railway Group Ltd., H Shares	397,000	194,056
China Telecom Corp. Ltd., H Shares	678,000	331,629
China Zhongwang Holdings Ltd.	186	58
CNOOC Ltd. ADR (1)(a)	6,800	1,219,172
Country Garden Holdings Co., Ltd.	329,000	130,693
Dongfeng Motor Group Co., Ltd., H Shares	728,000	1,303,946
Evergrande Real Estate Group Ltd.	295,000	114,582
GOME Electrical Appliances Holding Ltd.	13,037,000	2,134,696
Huaneng Power International, Inc., H Shares †	688,000	778,096
Industrial & Commercial Bank of China Ltd., H Shares	4,824,000	3,050,384
Longfor Properties Co., Ltd.	73,000	89,934
PetroChina Co., Ltd. ADR (1)(a)	5,800	728,190
Sihuan Pharmaceutical Holdings Group Ltd.	1,606,000	982,220
Sino-Ocean Land Holdings Ltd.	136,500	69,213
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,381,000	1,220,034
SOHO China Ltd.	39,000	30,738
Tencent Holdings Ltd.	211,000	3,209,953
Zhejiang Expressway Co., Ltd., H Shares	514,000	520,577

		27,343,511

Denmark - 1.1%
AP Moeller - Maersk A/S, Class B	1,133	2,816,960
Carlsberg A/S, Class B	6,727	724,523
Chr Hansen Holding A/S	1,851	77,951
Coloplast A/S, Class B	32,085	2,903,216
Danske Bank A/S	29,442	832,281
DSV A/S	64,914	2,116,741
GN Store Nord A/S	126,666	3,630,069
Jyske Bank A/S †	14,387	817,294
Pandora A/S	12,796	982,013
TDC A/S	162,476	1,680,718
Tryg A/S	9,052	914,589

		17,496,355

Finland - 0.9%
Fortum OYJ	58,263	1,562,202
Kesko OYJ, B Shares	24,516	968,774
Metso OYJ	15,834	599,450
Neste Oil OYJ	149,195	2,910,824
Nokia OYJ	82,857	626,959
Orion OYJ, Class B	10,053	374,703
Sampo, A Shares	18,658	943,207
Stora Enso OYJ, R Shares	249,243	2,423,172
UPM-Kymmene OYJ	143,108	2,444,507
Valmet OYJ	13,244	158,309
Wartsila OYJ	16,059	795,914

		13,808,021

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	109

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Germany - 5.7%
Aurubis AG	53,891	$2,744,295
Bayer AG	34,414	4,854,894
Beiersdorf AG	2,251	217,548
Bilfinger SE	26,960	3,070,111
Brenntag AG	15,664	2,798,447
Continental AG	21,099	4,878,316
Deutsche Lufthansa AG	337,067	7,235,836
Deutsche Post AG	275,883	9,957,972
Deutsche Telekom AG	236,775	4,152,799
E.ON SE	362,759	7,478,481
Freenet AG	89,625	2,846,244
GEA Group AG	52,590	2,486,148
Hannover Rueck SE	5,731	516,085
HeidelbergCement AG	77,306	6,587,087
Hochtief AG	22,856	1,978,147
Hugo Boss AG	4,563	681,344
Leoni AG	28,302	2,248,905
Merck KGaA	107,664	9,336,269
Muenchener Rueckversicherungs AG	9,746	2,158,236
ProSiebenSat.1 Media AG	114,094	5,078,212
Rheinmetall AG	25,388	1,795,269
Rhoen Klinikum AG	54,333	1,793,879
Salzgitter AG	14,975	631,634
TUI AG	104,422	1,755,057
United Internet AG	35,229	1,547,686

		88,828,901

Hong Kong - 0.7%
Belle International Holdings Ltd.	752,000	834,492
China Gas Holdings Ltd.	524,000	1,087,262
China Mobile Ltd. ADR (1)(a)	97,700	4,749,197
China Overseas Land & Investment Ltd.	296,000	717,963
China Resources Land Ltd.	146,000	267,118
China Resources Power Holdings Co., Ltd.	352,000	1,000,910
Geely Automobile Holdings Ltd.	155,000	54,592
Shimao Property Holdings Ltd. †	38,000	69,812
Shougang Fushan Resources Group Ltd.	1,978,000	405,729
Sino Biopharmaceutical Ltd.	3,000,000	2,432,719

		11,619,794

India - 0.4%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	10,500	453,075
Infosys Ltd. ADR (1)(a)	35,100	1,887,327
Tata Motors Ltd. ADR (1)(a)	71,900	2,808,414
Wipro Ltd. ADR (1)(a)	119,457	1,420,344

		6,569,160

Indonesia - 0.4%
Adaro Energy Tbk PT	4,648,300	461,590
Astra Agro Lestari Tbk PT	11,000	26,167
Bank Negara Indonesia Persero Tbk PT	1,448,500	582,470
Bank Rakyat Indonesia Persero Tbk PT	1,111,300	968,288
Global Mediacom Tbk PT	364,000	65,287
Indocement Tunggal Prakarsa Tbk PT	153,500	291,914
Indofood Sukses Makmur Tbk PT	1,401,600	792,870
Lippo Karawaci Tbk PT	1,115,100	90,341

	SHARES	VALUE (Note 3)
Indonesia - 0.4% (continued)
Perusahaan Gas Negara Persero Tbk PT	1,974,500	$927,987
Telekomunikasi Indonesia Persero
Tbk PT ADR (1)(a)	28,500	1,187,310
Unilever Indonesia Tbk PT	69,400	171,458

		5,565,682

Italy - 1.9%
Autogrill SpA †	120,164	1,058,532
Banca Popolare dell’Emilia Romagna SC †	158,680	1,431,698
Banco Popolare SC †	61,678	1,014,555
Buzzi Unicem SpA	42,880	721,038
Enel SpA	1,165,212	6,777,617
Eni SpA	108,554	2,968,917
GTECH SpA	19,782	483,334
Intesa Sanpaolo SpA	272,221	839,891
Mediobanca SpA †	180,758	1,799,922
Mediolanum SpA	257,333	1,981,698
Prysmian SpA	167,371	3,779,669
Saipem SpA †	18,164	489,759
Terna Rete Elettrica Nazionale SpA	192,579	1,014,681
Unione di Banche Italiane SCpA	550,599	4,757,763

		29,119,074

Japan - 21.0%
Aeon Co., Ltd.	23,100	284,265
Aisin Seiki Co., Ltd.	14,300	569,225
Ajinomoto Co., Inc.	112,000	1,755,413
Alfresa Holdings Corp.	10,400	670,517
ANA Holdings, Inc.	308,000	726,876
Asahi Group Holdings Ltd.	600	18,842
Asahi Kasei Corp.	465,000	3,559,817
Astellas Pharma, Inc.	384,900	5,061,653
Azbil Corp.	34,300	878,408
Bank of Yokohama Ltd./The	165,000	950,235
Benesse Holdings, Inc.	2,500	108,438
Bridgestone Corp.	43,400	1,520,018
Brother Industries Ltd.	48,000	832,202
Calbee, Inc.	42,900	1,182,306
Calsonic Kansei Corp.	126,000	840,818
Casio Computer Co., Ltd.	100,700	1,462,683
Central Japan Railway Co.	32,000	4,567,944
Chiba Bank Ltd./The	356,000	2,514,398
Chiyoda Corp.	181,000	2,193,670
Chubu Electric Power Co., Inc. †	116,000	1,440,659
Chugai Pharmaceutical Co., Ltd.	121,300	3,420,252
Citizen Holdings Co., Ltd.	204,800	1,608,255
Coca-Cola West Co., Ltd.	8,800	151,754
COMSYS Holdings Corp.	121,100	2,251,573
Dai Nippon Printing Co., Ltd.	310,000	3,238,868
Daicel Corp.	191,000	1,826,203
Daiichi Sankyo Co., Ltd.	10,800	201,871
Daiwa House Industry Co., Ltd.	52,000	1,077,992
Denso Corp.	76,600	3,659,227
Dentsu, Inc.	49,800	2,028,096
DIC Corp.	417,000	1,111,824
Don Quijote Holdings Co., Ltd.	14,200	792,237
Dowa Holdings Co., Ltd.	8,000	75,451

The accompanying notes are an integral part of these financial statements.	(Continued)

110	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 21.0% (continued)
East Japan Railway Co.	25,200	$1,985,561
Ebara Corp.	313,000	1,979,042
FamilyMart Co., Ltd.	4,300	185,385
FANUC Corp.	1,500	259,032
Fuji Electric Co., Ltd.	946,000	4,488,841
Fuji Heavy Industries Ltd.	400,600	11,108,143
Fuji Media Holdings, Inc.	121,900	2,119,826
FUJIFILM Holdings Corp.	91,600	2,556,611
Fujikura Ltd.	120,000	584,534
Fujitsu Ltd.	1,150,000	8,616,775
Fukuoka Financial Group, Inc.	727,000	3,511,458
GungHo Online Entertainment, Inc.	56,700	366,377
Hikari Tsushin, Inc.	14,200	1,072,398
Hino Motors Ltd.	395,600	5,457,833
Hirose Electric Co., Ltd.	8,500	1,263,625
Hitachi Chemical Co., Ltd.	45,100	746,689
Hitachi High-Technologies Corp.	41,000	976,241
Hokuetsu Kishu Paper Co., Ltd.	92,400	413,142
Hoya Corp.	150,400	5,000,473
Idemitsu Kosan Co., Ltd.	4,400	95,545
IHI Corp.	972,000	4,530,902
Isetan Mitsukoshi Holdings Ltd.	5,900	76,876
Isuzu Motors Ltd.	48,000	317,855
ITOCHU Corp.	35,500	455,741
J Front Retailing Co., Ltd.	467,000	3,278,815
Japan Airlines Co., Ltd.	29,100	1,608,925
Japan Petroleum Exploration Co.	10,300	429,692
Japan Tobacco, Inc.	98,000	3,573,287
JFE Holdings, Inc.	19,500	403,342
JGC Corp.	271,000	8,243,682
Joyo Bank Ltd./The	13,000	69,348
JSR Corp.	8,800	151,079
JTEKT Corp.	288,200	4,862,761
Kajima Corp.	469,000	2,074,516
Kaken Pharmaceutical Co., Ltd.	173	3,661
Kandenko Co., Ltd.	292	1,698
Kaneka Corp.	29,000	181,573
Kansai Electric Power Co., Inc./The †	189,000	1,781,539
Kao Corp.	48,600	1,914,050
KDDI Corp.	44,000	2,684,598
Keio Corp.	49,000	385,307
Keisei Electric Railway Co., Ltd.	103,000	1,026,505
Keyence Corp.	1,100	481,016
Kirin Holdings Co., Ltd.	19,100	275,782
Koito Manufacturing Co., Ltd.	2,000	51,251
Konica Minolta, Inc.	689,400	6,814,094
Kurita Water Industries Ltd.	17,100	396,050
KYB Co., Ltd.	43,000	202,589
Kyocera Corp.	19,500	925,934
Kyowa Hakko Kirin Co., Ltd.	118,000	1,598,715
Lintec Corp.	8,000	160,931
Mabuchi Motor Co., Ltd.	700	53,079
Marubeni Corp.	152,000	1,112,484
Marui Group Co., Ltd.	38,200	367,015
Maruichi Steel Tube Ltd.	6,200	166,519
Medipal Holdings Corp.	79,200	1,122,883
MEIJI Holdings Co., Ltd.	17,600	1,166,832

	SHARES	VALUE (Note 3)
Japan - 21.0% (continued)
Miraca Holdings, Inc.	36,400	$1,764,093
Mitsubishi Chemical Holdings Corp.	110,400	489,629
Mitsubishi Corp.	47,300	984,522
Mitsubishi Electric Corp.	611,000	7,547,524
Mitsubishi Heavy Industries, Ltd.	1,051,000	6,564,442
Mitsubishi Materials Corp.	283,000	992,828
Mitsubishi Tanabe Pharma Corp.	10,100	151,188
Mitsubishi UFJ Financial Group, Inc.	488,200	2,996,922
Mitsubishi UFJ Lease & Finance Co., Ltd.	211,900	1,218,064
Mitsui & Co., Ltd.	70,100	1,123,818
Mitsui Engineering & Shipbuilding Co., Ltd.	325,000	729,893
Mizuho Financial Group, Inc.	731,200	1,502,985
MS&AD Insurance Group Holdings, Inc.	900	21,752
Murata Manufacturing Co., Ltd.	11,000	1,031,588
Namco Bandai Holdings, Inc.	289,700	6,792,204
NET One Systems Co., Ltd.	155,700	1,080,984
NGK Spark Plug Co., Ltd.	19,000	536,448
NH Foods Ltd.	43,000	839,540
NHK Spring Co., Ltd.	222,000	2,083,382
Nintendo Co., Ltd.	10,500	1,260,916
Nippon Express Co., Ltd.	257,000	1,246,517
Nippon Kayaku Co., Ltd.	75,000	976,474
Nippon Shokubai Co., Ltd.	30,000	403,243
Nippon Television Holdings, Inc.	34,700	601,735
Nippon Yusen KK	118,000	340,380
Nissan Chemical Industries Ltd.	7,400	115,083
Nisshin Seifun Group, Inc.	48,950	584,788
Nisshinbo Holdings, Inc.	18,000	180,505
Nomura Research Institute Ltd.	21,800	686,822
North Pacific Bank Ltd.	34	147
NSK Ltd.	182,000	2,368,428
NTT DOCOMO, Inc.	76,300	1,302,503
Okinawa Electric Power Co., Inc./The	2	71
Omron Corp.	160,100	6,751,351
Osaka Gas Co., Ltd.	551,000	2,315,204
Otsuka Corp.	37,200	1,803,994
Otsuka Holdings Co., Ltd.	64,400	1,997,053
Pacific Metals Co., Ltd. †	18,000	87,741
Panasonic Corp.	708,100	8,583,628
Resona Holdings, Inc.	810,500	4,723,055
Rohm Co., Ltd.	88,000	5,047,233
Ryohin Keikaku Co., Ltd.	8,900	1,010,574
Sankyo Co., Ltd.	39,500	1,519,452
Santen Pharmaceutical Co., Ltd.	3,600	202,806
Secom Co., Ltd.	58,500	3,571,158
Seiko Epson Corp.	172,000	7,317,602
Sekisui Chemical Co., Ltd.	351,000	4,069,358
Seven & I Holdings Co., Ltd.	155,700	6,562,728
Shimamura Co., Ltd.	19,600	1,929,299
Shimizu Corp.	264,000	1,870,859
Shin-Etsu Chemical Co., Ltd.	11,900	723,618
Shinko Electric Industries Co., Ltd.	16,700	152,114
Shionogi & Co., Ltd.	73,300	1,530,989
Shiseido Co., Ltd.	10,800	196,981
Shizuoka Bank Ltd./The	63,000	681,479

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	111

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 21.0% (continued)
Showa Denko KK	250,000	$355,708
Showa Shell Sekiyu KK	64,300	730,898
SoftBank Corp.	19,500	1,453,198
Stanley Electric Co., Ltd.	16,100	420,055
Sumitomo Bakelite Co., Ltd.	57,000	226,294
Sumitomo Corp.	24,100	325,185
Sumitomo Electric Industries Ltd.	110,700	1,558,376
Sumitomo Heavy Industries Ltd.	611,000	2,908,335
Sumitomo Metal Mining Co., Ltd.	52,000	848,742
Sumitomo Mitsui Financial Group, Inc.	70,000	2,936,985
Sumitomo Osaka Cement Co., Ltd.	276,000	1,049,779
Sumitomo Rubber Industries Ltd.	1,900	27,462
Suzuki Motor Corp.	145,100	4,552,016
Taisei Corp.	983,000	5,447,938
Takara Holdings, Inc.	24	211
Takashimaya Co., Ltd.	369,000	3,583,925
THK Co., Ltd.	110,400	2,602,737
Tobu Railway Co., Ltd.	44,000	230,428
Tohoku Electric Power Co., Inc.	26,700	312,475
Tokyo Electric Power Co., Inc. †	789,800	3,282,879
Tokyo Electron Ltd.	43,091	2,936,838
Tokyo Gas Co., Ltd.	591,000	3,452,214
Tokyo Steel Manufacturing Co., Ltd.	211,400	1,106,757
Tokyu Corp.	161,000	1,141,954
Toppan Printing Co., Ltd.	287,000	2,219,161
Toray Industries, Inc.	21,000	138,181
Tosoh Corp.	398,000	1,930,364
TOTO Ltd.	80,000	1,078,883
Toyo Seikan Group Holdings Ltd.	218,200	3,354,410
Toyo Suisan Kaisha Ltd.	18,000	554,843
Toyota Boshoku Corp.	13,000	137,590
Toyota Tsusho Corp.	31,000	892,071
Ube Industries Ltd.	57,000	99,149
UNY Group Holdings Co., Ltd.	109,200	684,697
Ushio, Inc.	31,300	403,350
USS Co., Ltd.	121,300	2,070,383
West Japan Railway Co.	36,600	1,612,248
Yamaguchi Financial Group, Inc.	56	591
Yamaha Corp.	118,600	1,875,141
Yamato Holdings Co., Ltd.	22,200	460,185
Yokohama Rubber Co., Ltd./The	61,000	528,054

		329,018,831

Korea, Republic of - 1.3%
DGB Financial Group, Inc.	6,960	104,229
Dongbu Insurance Co., Ltd.	11,661	599,139
E-Mart Co., Ltd.	2,262	518,767
Hana Financial Group, Inc.	1,981	73,412
Hanwha Life Insurance Co., Ltd.	51,420	328,200
Hyosung Corp.	19,445	1,299,538
Hyundai Mobis	6,387	1,793,745
Hyundai Wia Corp.	1,171	226,898
Kia Motors Corp.	19,761	1,105,537
KJB Financial Group Co., Ltd. †	2,726	30,040
KNB Financial Group Co., Ltd. †	4,167	52,922
Korea Electric Power Corp.	25,740	947,583
Korea Zinc Co., Ltd.	2,185	856,764

	SHARES	VALUE (Note 3)
Korea, Republic of - 1.3% (continued)
Korean Air Lines Co., Ltd. †	19,691	$649,971
KT Corp. ADR (1)	31,500	476,910
LG Display Co., Ltd. ADR (1)†(a)	103,300	1,629,041
Mirae Asset Securities Co., Ltd.	2,810	124,530
NAVER Corp.	557	458,948
NHN Entertainment Corp. †	1,131	87,595
POSCO ADR (1)(a)	6,800	506,192
Samsung Card Co., Ltd.	12,767	544,488
Shinhan Financial Group Co., Ltd.	9,780	451,213
Shinsegae Co., Ltd.	789	170,282
SK Holdings Co., Ltd.	7,811	1,409,546
SK Hynix, Inc. †	65,520	3,146,131
SK Telecom Co., Ltd. ADR (1)(a)	95,800	2,485,052
Woori Finance Holdings Co., Ltd. †	35,936	427,847

		20,504,520

Luxembourg - 0.0% (b)
APERAM †	11,370	383,945

Malaysia - 0.4%
Alliance Financial Group Bhd	200,700	295,112
Genting Malaysia Bhd	87,500	114,463
Hong Leong Bank Bhd	3,900	16,767
IOI Corp. Bhd	334,200	546,676
Malayan Banking Bhd	304,600	932,713
MISC Bhd	121,600	246,164
Petronas Chemicals Group Bhd	181,400	382,524
RHB Capital Bhd	25,700	68,451
Tenaga Nasional Bhd	755,900	2,871,678
UMW Holdings Bhd	149,900	510,037

		5,984,585

Mexico - 0.8%
Alfa SAB de CV, Class A (1)	611,800	1,689,659
America Movil SAB de CV, Series L ADR (1)(a)	216,100	4,484,075
Arca Continental SAB de CV (1)	93,900	635,771
Cemex SAB de CV ADR (1)†	47,112	623,292
Compartamos SAB de CV (1)	465,600	897,573
Fibra Uno Administracion SA de CV REIT (1)	65,000	226,812
Fomento Economico Mexicano SAB de CV ADR (1)(a)	7,700	721,105
Grupo Bimbo SAB de CV, Series A (1)	112,744	330,841
Grupo Mexico SAB de CV, Series B (1)	287,100	956,668
Grupo Televisa SAB ADR (1)(a)	42,000	1,441,020
Kimberly-Clark de Mexico SAB de CV, Class A (1)	450,200	1,263,482

		13,270,298

Netherlands - 1.6%
Aegon NV	527,560	4,602,144
Akzo Nobel NV	40,457	3,033,435
Delta Lloyd NV	48,110	1,221,490
Koninklijke Ahold NV	204,009	3,825,392
Koninklijke Boskalis Westminster NV	14,594	836,930
Koninklijke DSM NV	1,338	97,369
Koninklijke Philips NV	182,630	5,796,367

The accompanying notes are an integral part of these financial statements.	(Continued)

112	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Netherlands - 1.6% (continued)
Nutreco NV	81,391	$3,594,819
Randstad Holding NV	14,859	805,494
TNT Express NV	132,502	1,198,788
Wolters Kluwer NV	870	25,771

		25,037,999

Norway - 1.1%
DNB ASA	250,644	4,579,589
Gjensidige Forsikring ASA	24,446	438,258
Orkla ASA	76,784	683,297
Petroleum Geo-Services ASA	147,509	1,561,846
Statoil ASA	140,285	4,312,201
Telenor ASA	190,043	4,326,985
Yara International ASA	27,997	1,402,611

		17,304,787

Peru - 0.0% (b)
Cia de Minas Buenaventura SAA ADR (1)(a)	7,400	87,394
Credicorp Ltd. (1)(a)	1,300	202,111

		289,505

Poland - 0.4%
Bank Pekao SA	15,213	871,366
Bank Zachodni WBK SA	3,236	393,372
Grupa Lotos SA †	17,706	215,789
Jastrzebska Spolka Weglowa SA	6,858	106,148
PGE SA	338,106	2,408,750
Polskie Gornictwo Naftowe i Gazownictwo SA	373,963	646,051
Powszechny Zaklad Ubezpieczen SA	10,689	1,561,753
Tauron Polska Energia SA †	423,744	721,472

		6,924,701

South Africa - 1.0%
African Rainbow Minerals Ltd.	42,521	748,908
AngloGold Ashanti Ltd. ADR (1)†(a)	37,400	643,654
FirstRand Ltd.	182,979	700,977
Growthpoint Properties Ltd. REIT	98,764	229,436
Harmony Gold Mining Co., Ltd. ADR (1)†(a)	82,500	245,025
Imperial Holdings Ltd.	27,544	517,929
Investec Ltd.	107,728	988,108
Liberty Holdings Ltd.	47,860	585,169
MMI Holdings Ltd.	236,680	584,184
MTN Group Ltd.	119,752	2,522,433
Naspers Ltd., N Shares	11,903	1,401,494
Redefine Properties Ltd. REIT	197,093	177,774
Remgro Ltd.	19,213	415,594
RMB Holdings Ltd.	162,799	805,328
Sanlam Ltd.	62,578	363,334
Sasol Ltd. ADR (1)(a)	35,700	2,110,584
Vodacom Group Ltd.	39,137	483,732
Woolworths Holdings Ltd.	267,808	1,968,588

		15,492,251

Spain - 2.4%
Acerinox SA	69,667	1,235,627
ACS Actividades de Construccion y Servicios SA	51,745	2,368,380

	SHARES	VALUE (Note 3)
Spain - 2.4% (continued)
Banco Santander SA	15,064	$157,408
Bankinter SA	352,768	2,760,726
Bolsas y Mercados Espanoles SA	7,673	366,264
CaixaBank SA	112,457	693,752
Distribuidora Internacional de Alimentacion SA	297,777	2,740,807
Ebro Foods SA	8,509	189,052
Enagas SA	192,424	6,193,909
Endesa SA	129,373	5,002,436
Ferrovial SA	148,983	3,319,482
Gas Natural SDG SA	233,974	7,391,995
Iberdrola SA	303,519	2,321,781
Indra Sistemas SA	4,627	82,622
Repsol SA	123,253	3,249,772

		38,074,013

Sweden - 2.3%
Electrolux AB, Series B	120,648	3,044,756
Getinge AB, B Shares	3,669	96,074
Meda AB, A Shares	170,845	2,965,951
NCC AB, B Shares	26,382	908,045
Nordea Bank AB	221,913	3,128,518
Securitas AB, B Shares	100,674	1,193,715
Skandinaviska Enskilda Banken AB, Class A	410,799	5,483,244
Skanska AB, B Shares	46,668	1,065,349
Svenska Cellulosa AB SCA, Class B	142,819	3,719,563
Swedbank AB, A Shares	131,637	3,486,686
Swedish Match AB	25,784	894,641
Telefonaktiebolaget LM Ericsson, B Shares	580,615	7,014,268
TeliaSonera AB	158,864	1,160,022
Trelleborg AB, B Shares	77,785	1,654,264

		35,815,096

Switzerland - 3.4%
Actelion Ltd. †	48,135	6,092,434
Adecco SA †	13,880	1,142,240
Aryzta AG †	28,063	2,657,682
Baloise Holding AG	6,951	818,459
EMS-Chemie Holding AG	2,525	1,007,590
Flughafen Zuerich AG	399	245,125
Galenica AG	735	717,302
GAM Holding AG †	3,086	58,736
Givaudan SA †	236	393,159
Helvetia Holding AG	147	67,491
Lindt & Spruengli AG	72	366,441
Lonza Group AG †	25,968	2,823,983
Nestle SA	17,763	1,376,401
Novartis AG	41,078	3,719,958
OC Oerlikon Corp. AG †	372,018	5,384,888
Panalpina Welttransport Holding AG	1,597	252,661
Partners Group Holding AG	734	200,525
Roche Holding AG	27,761	8,271,581
Sika AG	805	3,288,913
STMicroelectronics NV	211,733	1,894,586
Straumann Holding AG	1,460	337,804
Sulzer AG	12,694	1,778,828

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	113

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Switzerland - 3.4% (continued)
Swiss Life Holding AG †	24,707	$5,856,591
Swiss Re AG †	27,647	2,458,294
Swisscom AG	4,296	2,495,446

		53,707,118

Taiwan - 1.3%
Asustek Computer, Inc.	220	2,459
AU Optronics Corp. †	1,324,000	560,965
Cheng Shin Rubber Industry Co., Ltd.	400	1,023
Chicony Electronics Co., Ltd.	133,420	360,473
China Motor Corp.	211,000	210,603
China Petrochemical Development Corp.	932	379
CTBC Financial Holding Co., Ltd.	1,235,000	823,327
Delta Electronics, Inc.	26,000	189,362
E.Sun Financial Holding Co., Ltd.	825	529
Eva Airways Corp. †	500	240
Far Eastern Department Stores Ltd.	77,250	72,559
Far EasTone Telecommunications Co., Ltd.	139,000	316,636
Foxconn Technology Co., Ltd.	577	1,399
Fubon Financial Holding Co., Ltd.	1,265,297	1,827,772
Hon Hai Precision Industry Co., Ltd.	694,690	2,328,994
Innolux Corp. †	689,000	323,077
Inventec Corp.	1,891,000	1,812,016
Kinsus Interconnect Technology Corp.	177,000	795,504
Largan Precision Co., Ltd.	14,000	1,116,896
Lite-On Technology Corp.	103,020	172,056
MediaTek, Inc.	120,176	2,032,812
President Chain Store Corp.	140,000	1,121,974
Realtek Semiconductor Corp.	383,833	1,217,415
SinoPac Financial Holdings Co., Ltd.	661	298
Taiwan Business Bank †	499	156
Taiwan Cooperative Financial Holding Co., Ltd.	108,385	62,073
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	126,700	2,710,113
Tripod Technology Corp.	330	637
Uni-President Enterprises Corp.	786,851	1,413,220
Walsin Lihwa Corp. †	486,000	173,364
Yang Ming Marine Transport Corp. †	100	40

		19,648,371

Thailand - 0.4%
Airports of Thailand PCL NVDR	278,400	1,702,943
Bangkok Bank PCL NVDR	22,000	130,841
BEC World PCL NVDR	404,600	607,530
PTT Exploration & Production PCL NVDR	263,000	1,357,473
PTT Global Chemical PCL NVDR	870,300	1,810,449

		5,609,236

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT	116,228	146,275
Enka Insaat ve Sanayi AS	323,293	877,618
Koza Altin Isletmeleri AS	62,594	717,314
TAV Havalimanlari Holding AS	69,032	548,972

	SHARES	VALUE (Note 3)
Turkey - 0.3% (continued)
Tofas Turk Otomobil Fabrikasi AS	68,941	$428,032
Turk Hava Yollari	318,769	977,451
Turkiye Halk Bankasi AS	94,571	709,995
Turkiye Is Bankasi, Class C	188,926	511,097

		4,916,754

United States - 1.6%
Digital Realty Trust, Inc. (1)(i)	107,086	6,245,255
Exterran Holdings, Inc. (1)(a)	88,726	3,991,786
Goodyear Tire & Rubber Co./The (1)(a)	424	11,779
Hillshire Brands Co./The (1)	187,179	11,661,252
Riverbed Technology, Inc. (1)†	102,100	2,106,323
Southern Copper Corp. (1)(a)	8,101	246,027
Steel Dynamics, Inc. (1)(a)	14,618	262,393

		24,524,815

TOTAL COMMON STOCKS (cost $697,726,771)		844,658,867

PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)	86,600	1,086,860
Lojas Americanas SA (1)	61	389
Metalurgica Gerdau SA (1)	6,900	48,655
Usinas Siderurgicas de Minas Gerais SA, Series A (1)†	29	99

		1,136,003

Germany - 0.3%
Henkel AG & Co. KGaA	6,499	750,845
Porsche Automobil Holding SE	40,486	4,209,430

		4,960,275

TOTAL PREFERRED STOCKS (cost $4,817,182)		6,096,278

The accompanying notes are an integral part of these financial statements.	(Continued)

114	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 2.1%			SHARES		VALUE (Note 3)
United States - 2.1%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(a)(c)				30,900	$3,212,055
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 05/17/15 (a)(c)(d)				400	512,000
Dominion Resources, Inc., $50.00 par, 6.375% 07/01/17 (1)†				19,150	1,007,769
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)(a)				101,200	5,834,180
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)(a)				70,400	4,084,608
Exelon Corp., $50.00 par, 6.500% 06/01/17 †(a)				18,475	996,663
McDermott International, Inc., $25.00 par, 6.250% 04/01/17 (a)				17,575	483,365
NextEra Energy, Inc., $50.00 par, 5.599% 06/01/15 (1)(a)				139,250	9,239,948
NextEra Energy, Inc., $50.00 par, 5.799% 09/01/16 (1)(a)				72,550	4,140,429
Omnicare Capital Trust II, Series B, $50.00 par, 4.000% 06/15/33 (1)†				4,950	403,623
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500% 02/15/19 (a)(c)(d)				22,177	2,249,579

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,253,846)					32,164,219

CORPORATE BONDS - 3.9%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
Canada - 0.1%
National Money Mart Co. (a)	10.375%	12/15/16		$1,925	2,028,469

United Kingdom - 0.2%
Virgin Media Finance PLC (a)	4.875%	02/15/22		3,125	2,945,312

United States - 3.6%
American Airlines, Inc. 144A (3)(a)(d)(i)	7.500%	03/15/16		2,542	2,640,502
Beam Suntory, Inc. (a)	3.250%	05/15/22		3,100	3,064,679
Beam Suntory, Inc. (a)	3.250%	06/15/23		1,575	1,548,994
Biomet, Inc. (a)	6.500%	08/01/20		12,225	13,172,437
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	04/01/21		81	91,793
Edgen Murray Corp. 144A (3)(a)(d)(i)	8.750%	11/01/20		5,012	5,726,210
EPL Oil & Gas, Inc.	8.250%	02/15/18		7,200	7,704,000
Forest Oil Corp. (a)	7.250%	06/15/19		10,200	10,098,000
Nuveen Investments, Inc. 144A (a)(d)	9.500%	10/15/20		3,405	4,034,925
Plains Exploration & Production Co.	6.875%	02/15/23		1,025	1,199,250
Texas Industries, Inc. (a)	9.250%	08/15/20		1,550	1,755,375
US Foods, Inc. (a)	8.500%	06/30/19		5,290	5,662,945

					56,699,110

TOTAL CORPORATE BONDS (cost $62,648,732)					61,672,891

CONVERTIBLE BONDS - 28.8%
Canada - 0.0% (b)
Element Financial Corp. 144A (d)	5.125%	06/30/19	CAD	950	958,413

Cayman Islands - 0.2%
Herbalife Ltd. 144A (a)(d)	2.000%	08/15/19		$3,000	2,790,000

India - 0.0% (b)
Sterlite Industries India Ltd. (3)(a)(i)	4.000%	10/30/14		225	225,000

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (d)	0.750%	04/05/17		475	1,085,157

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	115

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Mexico - 0.8%
Cemex SAB de CV (a)	3.750%	03/15/18	$350	$530,906
Cemex SAB de CV (a)	3.250%	03/15/16	8,325	12,086,860

				12,617,766

Monaco - 0.0% (b)
Scorpio Tankers, Inc. 144A (d)	2.375%	07/01/19	400	400,000

Netherlands - 0.2%
Volkswagen International Finance NV 144A (d)	5.500%	11/09/15	2,000	3,211,830

United States - 27.5%
Acorda Therapeutics, Inc. (a)	1.750%	06/15/21	275	285,141
Alpha Natural Resources, Inc. (a)	3.750%	12/15/17	1,100	950,125
Alpha Natural Resources, Inc. (a)	4.875%	12/15/20	200	154,875
American Realty Capital Properties, Inc. (a)	3.750%	12/15/20	525	547,641
American Realty Capital Properties, Inc. (a)	3.000%	08/01/18	3,250	3,300,781
Annaly Capital Management, Inc. (a)	5.000%	05/15/15	2,650	2,709,625
Ares Capital Corp. 144A (a)(d)	5.750%	02/01/16	525	557,812
Avis Budget Group, Inc. (a)	3.500%	10/01/14	7,375	27,167,656
Ciena Corp. (a)	4.000%	12/15/20	1,166	1,615,639
Ciena Corp. 144A (a)(d)	3.750%	10/15/18	2,125	2,917,891
DDR Corp. (a)	1.750%	11/15/40	1,670	2,002,956
Equinix, Inc.	4.750%	06/15/16	4,450	11,358,625
Exelixis, Inc. (a)	4.250%	08/15/19	525	443,625
General Cable Corp. (a)(e)	4.500%	11/15/29	1,620	1,603,800
Health Care REIT, Inc. (a)	3.000%	12/01/29	4,550	5,616,406
Illumina, Inc. (a)	0.250%	03/15/16	1,675	3,600,203
Illumina, Inc. 144A (a)(d)	0.000%	06/15/19	950	975,531
j2 Global, Inc. (a)	3.250%	06/15/29	4,075	4,133,578
Lennar Corp. 144A (a)(d)	2.750%	12/15/20	2,650	5,059,844
Lennar Corp. 144A (a)(d)	3.250%	11/15/21	4,400	8,101,500
MGIC Investment Corp. (a)	5.000%	05/01/17	3,250	3,770,000
MGIC Investment Corp. (a)	2.000%	04/01/20	10,000	14,887,500
MGM Resorts International (a)	4.250%	04/15/15	5,000	7,340,625
Microchip Technology, Inc.	2.125%	12/15/37	20,400	38,976,750
Micron Technology, Inc.	2.375%	05/01/32	9,875	33,982,344
Micron Technology, Inc.	3.125%	05/01/32	2,275	7,661,063
Micron Technology, Inc., Series F	2.125%	02/15/33	1,300	3,946,312
Navistar International Corp. (a)	3.000%	10/15/14	50	50,500
NorthStar Realty Finance LP 144A (a)(d)	5.375%	06/15/33	100	182,000
Novellus Systems, Inc. (a)	2.625%	05/15/41	8,400	16,999,500
NRG Yield, Inc. 144A (a)(d)	3.500%	02/01/19	2,925	3,471,609
Palo Alto Networks, Inc. 144A (d)	0.000%	07/01/19	500	515,938
PHH Corp.	6.000%	06/15/17	14,402	28,119,905
PHH Corp. (a)	4.000%	09/01/14	600	603,000
Prospect Capital Corp. 144A (a)(d)	4.750%	04/15/20	1,100	1,085,563
Radian Group, Inc.	3.000%	11/15/17	6,425	9,292,156
Radian Group, Inc.	2.250%	03/01/19	6,525	9,779,344
Regeneron Pharmaceuticals, Inc.	1.875%	10/01/16	6,550	21,987,531
Ryman Hospitality Properties, Inc. 144A (d)	3.750%	10/01/14	4,550	10,453,625
SanDisk Corp. (a)	1.500%	08/15/17	11,190	22,764,656
Sirius XM Radio, Inc. 144A (d)	7.000%	12/01/14	2,775	5,270,766
SL Green Operating Partnership LP 144A (a)(d)	3.000%	10/15/17	5,325	7,328,531
Spirit Realty Capital, Inc. (a)	2.875%	05/15/19	2,050	2,050,000
Spirit Realty Capital, Inc. (a)	3.750%	05/15/21	2,550	2,561,156
Standard Pacific Corp. (a)	1.250%	08/01/32	2,175	2,733,703
Stillwater Mining Co. (a)	1.750%	10/15/32	2,100	3,055,500
SunEdison, Inc. 144A (a)(d)	0.250%	01/15/20	950	1,017,094
SunEdison, Inc. 144A (a)(d)	2.000%	10/01/18	6,450	10,977,094

The accompanying notes are an integral part of these financial statements.	(Continued)

116	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)

United States - 27.5% (continued)
SunEdison, Inc. 144A (a)(d)	2.750%	01/01/21	$5,575	$9,623,844
SunPower Corp.	4.500%	03/15/15	1,300	2,387,125
Take-Two Interactive Software, Inc. (a)	1.750%	12/01/16	2,450	3,206,438
Tesla Motors, Inc.	1.500%	06/01/18	4,350	8,808,750
Theravance, Inc. (a)	2.125%	01/15/23	325	468,609
UTi Worldwide, Inc. 144A (a)(d)	4.500%	03/01/19	2,400	2,553,000
VeriSign, Inc.	3.250%	08/15/37	19,969	30,290,477
Vishay Intertechnology, Inc. 144A (a)(d)	2.250%	11/15/40	1,175	1,416,609
Web.com Group, Inc. (a)	1.000%	08/15/18	1,975	2,119,422
WebMD Health Corp. 144A (a)(d)	1.500%	12/01/20	1,775	1,975,797
WellPoint, Inc. (a)	2.750%	10/15/42	5,925	9,076,359
Yahoo!, Inc. 144A (a)(d)	0.000%	12/01/18	5,150	5,124,250

				431,017,699

TOTAL CONVERTIBLE BONDS (cost $339,175,477)				452,305,865

RIGHTS - 0.0% (b)	SHARES		VALUE (Note 3)
Acerinox SA †	69,667		$42,260
Banca Popolare dell’Emilia Romagna SC †	158,680		135,366
Repsol SA †	123,253		83,879

TOTAL RIGHTS (cost $—)			261,505

MONEY MARKET FUNDS - 33.1%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (f)^	1,500,076		1,500,076
Dreyfus Treasury Cash Management, Class I, 0.010% (f)^	6,000,302		6,000,302
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (f)(g)^	503,272,284		503,272,284
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (f)^	7,500,711		7,500,711

TOTAL MONEY MARKET FUNDS (cost $518,273,373)			518,273,373

SHORT-TERM INVESTMENTS - 4.1%	PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Bill, 0.045%, 11/28/2014 (h)^	$11,300		11,297,412
U.S. Treasury Bill, 0.052%, 12/04/2014 (h)^	11,300		11,297,548
U.S. Treasury Bill, 0.058%, 07/31/2014 (h)^	23,744		23,743,149
U.S. Treasury Bill, 0.062%, 08/07/2014 (h)^	18,023		18,022,610

TOTAL SHORT-TERM INVESTMENTS (cost $64,359,345)			64,360,719

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $1,716,254,726)			1,979,793,717

SECURITIES SOLD SHORT - (66.9)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (66.4)%

Belgium - (0.3)%
Anheuser-Busch InBev NV	(28,552)	$(3,280,635)
KBC Groep NV †	(6,046)	(328,909)
Mobistar SA †	(14,457)	(275,962)
Telenet Group Holding NV †	(3,230)	(184,083)

		(4,069,589)

Canada - 0.0% (b)
Element Financial Corp. (1)	(23,800)	(300,664)

Cayman Islands - 0.0% (b)
Theravance Biopharma, Inc. (1)	(3,007)	(95,863)

Denmark - (0.9)%
FLSmidth & Co. A/S	(101,712)	(5,679,436)
Novo Nordisk A/S, Class B	(13,896)	(641,342)
Novozymes A/S, B Shares	(143,979)	(7,221,481)
Vestas Wind Systems A/S †	(11,139)	(562,059)
William Demant Holding A/S †	(3,522)	(319,828)

		(14,424,146)

Finland - (0.9)%
Cargotec OYJ, B Shares	(71,148)	(2,708,992)
Elisa OYJ	(25,842)	(790,081)
Kone OYJ, Class B	(80,368)	(3,351,029)
Konecranes OYJ	(25,697)	(828,891)
Nokian Renkaat OYJ	(161,302)	(6,288,680)
YIT OYJ	(449)	(5,168)

		(13,972,841)

Germany - (5.3)%
adidas AG	(11,877)	(1,200,957)
Aixtron SE †	(206,705)	(3,000,068)
Allianz SE	(23,533)	(3,927,983)
Axel Springer SE	(3,723)	(228,804)
BASF SE	(57,395)	(6,676,394)
Bayerische Motoren Werke AG	(37,952)	(4,805,852)
Commerzbank AG †	(157,780)	(2,472,901)
Daimler AG	(32,254)	(3,012,994)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	117

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Germany - (5.3)% (continued)
Deutsche Bank AG	(157,848)	$(5,547,567)
Deutsche Boerse AG	(1,119)	(86,761)
Dialog Semiconductor PLC †	(7,830)	(270,933)
Fraport AG Frankfurt Airport Services Worldwide	(30,530)	(2,154,106)
Fresenius Medical Care AG & Co. KGaA	(27,352)	(1,840,278)
Infineon Technologies AG	(520,754)	(6,500,649)
K+S AG	(200,851)	(6,595,627)
LANXESS AG	(34,577)	(2,332,186)
Linde AG	(4,958)	(1,053,556)
MAN SE	(30,102)	(3,720,211)
Metro AG †	(1,724)	(75,026)
MTU Aero Engines AG	(3,703)	(340,075)
RWE AG	(110,134)	(4,723,442)
SAP AG	(113,925)	(8,778,458)
Siemens AG	(7,808)	(1,030,922)
Sky Deutschland AG †	(316,651)	(2,917,756)
Software AG	(24,042)	(867,547)
Stada Arzneimittel AG	(37,171)	(1,765,655)
Suedzucker AG	(78,773)	(1,590,647)
Symrise AG	(9,905)	(539,103)
ThyssenKrupp AG †	(119,027)	(3,463,275)
Wacker Chemie AG	(18,537)	(2,134,116)
Wirecard AG	(4,403)	(189,892)

		(83,843,741)

Italy - (1.9)%
A2A SpA	(563,045)	(648,412)
Assicurazioni Generali SpA	(201,958)	(4,422,984)
Atlantia SpA	(71,159)	(2,027,175)
Davide Campari-Milano SpA	(45,234)	(391,196)
Enel Green Power SpA	(96,629)	(273,483)
Fiat SpA †	(192,205)	(1,895,047)
Finmeccanica SpA †	(474,801)	(4,508,687)
Luxottica Group SpA	(12,097)	(700,485)
Mediaset SpA †	(434,588)	(2,116,591)
Pirelli & C. SpA	(2,084)	(33,406)
Salvatore Ferragamo SpA	(96,514)	(2,876,078)
Telecom Italia SpA †	(1,941,230)	(2,457,018)
Tenaris SA	(225,234)	(5,306,995)
Tod’s SpA	(11,205)	(1,426,258)
UniCredit SpA	(45,963)	(384,314)

		(29,468,129)

Japan - (19.3)%
ABC-Mart, Inc.	(50,849)	(2,721,014)
Acom Co., Ltd. †	(762,330)	(3,630,765)
Advantest Corp.	(467,796)	(5,788,268)
Aeon Credit Service Co., Ltd.	(220,500)	(5,766,968)
Amada Co., Ltd.	(155,000)	(1,578,815)
Aozora Bank Ltd.	(189,000)	(621,394)
Asahi Glass Co., Ltd.	(553,000)	(3,260,315)
Asics Corp.	(127,100)	(2,968,006)
Canon, Inc.	(8,500)	(277,797)
Capcom Co., Ltd.	(6,087)	(103,206)
Chugoku Electric Power Co., Inc./The	(102,500)	(1,396,714)
Credit Saison Co., Ltd.	(92,113)	(1,917,826)

	SHARES	VALUE (Note 3)
Japan - (19.3)% (continued)
Daido Steel Co., Ltd.	(81,000)	$(414,458)
Daihatsu Motor Co., Ltd.	(5,800)	(103,219)
Dai-ichi Life Insurance Co., Ltd./The	(61,100)	(910,551)
Daikin Industries Ltd.	(72,300)	(4,563,053)
Dainippon Screen Manufacturing Co., Ltd.	(229,000)	(1,071,426)
Daiwa Securities Group, Inc.	(1,000)	(8,664)
Dena Co., Ltd.	(92,000)	(1,244,839)
Disco Corp.	(46,900)	(3,151,690)
DMG Mori Seiki Co., Ltd.	(29,800)	(433,285)
Eisai Co., Ltd.	(26,800)	(1,124,670)
Electric Power Development Co., Ltd.	(24,100)	(782,062)
Fast Retailing Co., Ltd.	(27,800)	(9,158,143)
Furukawa Electric Co., Ltd.	(987,000)	(2,096,371)
Gree, Inc.	(5,600)	(49,106)
GS Yuasa Corp.	(1,078,853)	(6,874,222)
Hamamatsu Photonics KK	(12,700)	(623,301)
Hitachi Capital Corp.	(48,500)	(1,358,725)
Hitachi Construction Machinery Co., Ltd.	(222,195)	(4,435,056)
Hitachi Ltd.	(541,000)	(3,965,026)
Hitachi Metals Ltd.	(286,000)	(4,360,538)
Hokkaido Electric Power Co., Inc. †	(297,795)	(2,298,769)
Hokuriku Electric Power Co.	(15,124)	(200,501)
Honda Motor Co., Ltd.	(156,700)	(5,468,010)
Ibiden Co., Ltd.	(37,700)	(760,581)
Inpex Corp.	(117,600)	(1,788,955)
Itochu Techno-Solutions Corp.	(16,000)	(695,508)
Japan Steel Works Ltd./The	(91,000)	(399,458)
JX Holdings, Inc.	(30,500)	(163,212)
Kakaku.com, Inc.	(33,400)	(585,702)
Kansai Paint Co., Ltd.	(228,000)	(3,810,858)
Kawasaki Heavy Industries Ltd.	(713,868)	(2,721,394)
Kawasaki Kisen Kaisha Ltd.	(646)	(1,353)
Keikyu Corp.	(155,000)	(1,393,318)
Kikkoman Corp.	(62,000)	(1,292,228)
Kintetsu Corp.	(709,000)	(2,583,496)
Kobe Steel Ltd.	(11,116)	(16,718)
Komatsu Ltd.	(523,700)	(12,156,798)
Konami Corp.	(1,500)	(33,186)
K’s Holdings Corp.	(4)	(116)
Kubota Corp.	(358,000)	(5,080,124)
Kuraray Co., Ltd.	(72,400)	(918,264)
Kyushu Electric Power Co., Inc.	(245,600)	(2,764,953)
Lawson, Inc.	(10,300)	(773,091)
LIXIL Group Corp.	(210,100)	(5,686,553)
M3, Inc.	(90,300)	(1,437,680)
Makita Corp.	(73,900)	(4,567,312)
Mazda Motor Corp.	(542,000)	(2,543,564)
Minebea Co., Ltd.	(203,649)	(2,294,478)
Mitsubishi Gas Chemical Co., Inc.	(268,000)	(1,716,182)
Mitsubishi Logistics Corp.	(93,000)	(1,393,770)
Mitsubishi Motors Corp.	(8,824)	(97,509)
Mitsui Chemicals, Inc.	(1,431,025)	(3,915,445)
Mitsui OSK Lines Ltd.	(742,000)	(2,764,304)
Nabtesco Corp.	(172,703)	(3,822,092)
Nachi-Fujikoshi Corp.	(141,000)	(994,029)
Nexon Co., Ltd.	(5,700)	(54,477)

The accompanying notes are an integral part of these financial statements.	(Continued)

118	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (19.3)% (continued)
NGK Insulators Ltd.	(186,000)	$(4,222,347)
Nidec Corp.	(157,100)	(9,661,706)
Nikon Corp.	(271,695)	(4,280,300)
Nippon Electric Glass Co., Ltd.	(405,000)	(2,360,289)
Nippon Sheet Glass Co., Ltd. †	(516,236)	(729,754)
Nippon Steel & Sumitomo Metal Corp.	(117,071)	(375,038)
Nissan Motor Co., Ltd.	(733,600)	(6,946,795)
Nissin Foods Holdings Co., Ltd.	(2,100)	(107,968)
Nitori Holdings Co., Ltd.	(59,500)	(3,255,357)
Nitto Denko Corp.	(47,200)	(2,210,915)
NKSJ Holdings, Inc.	(13,000)	(350,287)
NOK Corp.	(43,300)	(870,643)
NTN Corp.	(745,402)	(3,260,660)
NTT Data Corp.	(10,400)	(399,948)
Obayashi Corp.	(54,000)	(385,672)
Odakyu Electric Railway Co., Ltd.	(68,000)	(654,849)
Oji Holdings Corp.	(12,000)	(49,380)
Olympus Corp. †	(11,400)	(392,232)
Ono Pharmaceutical Co., Ltd.	(25,045)	(2,200,436)
Oriental Land Co., Ltd.	(3,800)	(651,270)
Park24 Co., Ltd.	(6,500)	(118,217)
Rakuten, Inc.	(715,068)	(9,245,183)
Ricoh Co., Ltd.	(189,500)	(2,258,582)
Rinnai Corp.	(9,900)	(955,747)
Saizeriya Co., Ltd.	(5)	(64)
Sanrio Co., Ltd.	(26,100)	(758,403)
Sawai Pharmaceutical Co., Ltd.	(900)	(53,051)
Sega Sammy Holdings, Inc.	(4,000)	(78,770)
Seven Bank Ltd.	(198,972)	(813,628)
Sharp Corp. †	(2,752,000)	(8,835,879)
Shikoku Electric Power Co., Inc. †	(312,273)	(4,354,305)
Shimadzu Corp.	(13,000)	(119,279)
Shimano, Inc.	(10,800)	(1,198,433)
Shinsei Bank Ltd.	(609,000)	(1,371,688)
SMC Corp.	(19,200)	(5,144,865)
Sojitz Corp.	(97,600)	(172,599)
Sony Corp.	(314,600)	(5,257,127)
Sony Financial Holdings, Inc.	(48,600)	(829,705)
Start Today Co., Ltd.	(44,264)	(1,164,076)
Sumco Corp.	(227,200)	(2,082,488)
Sumitomo Chemical Co., Ltd.	(219,362)	(829,230)
Sumitomo Dainippon Pharma Co., Ltd.	(110,300)	(1,269,390)
Sumitomo Mitsui Trust Holdings, Inc.	(64,000)	(292,512)
Suruga Bank Ltd.	(96,000)	(1,864,710)
Sysmex Corp.	(64,000)	(2,406,485)
T&D Holdings, Inc.	(58,800)	(799,772)
Taiheiyo Cement Corp.	(673,923)	(2,717,284)
Taiyo Nippon Sanso Corp.	(343,680)	(3,044,625)
Takara Bio, Inc.	(24,000)	(397,378)
Takeda Pharmaceutical Co., Ltd.	(31,000)	(1,438,795)
TDK Corp.	(10,900)	(511,763)
Teijin Ltd.	(154,000)	(386,504)
Terumo Corp.	(153,000)	(3,427,637)
Toho Co., Ltd.	(14,800)	(347,104)
Toho Titanium Co., Ltd. †	(3,100)	(20,528)
Tokai Carbon Co., Ltd.	(229,000)	(653,937)

	SHARES	VALUE (Note 3)
Japan - (19.3)% (continued)
Tokio Marine Holdings, Inc.	(12,000)	$(394,965)
Tokuyama Corp.	(106,068)	(337,299)
TonenGeneral Sekiyu KK	(48,000)	(455,888)
Toshiba Corp.	(1,206,398)	(5,639,227)
Toyoda Gosei Co., Ltd.	(1,000)	(20,787)
Toyota Industries Corp.	(30,000)	(1,550,110)
Toyota Motor Corp.	(3,700)	(221,529)
Trend Micro, Inc.	(3,000)	(98,856)
Tsumura & Co.	(97,900)	(2,310,053)
Unicharm Corp.	(24,600)	(1,466,685)
Yahoo Japan Corp.	(1,378,600)	(6,366,319)
Yakult Honsha Co., Ltd.	(19,268)	(975,899)
Yamada Denki Co., Ltd.	(2,688,970)	(9,585,495)
Yamaha Motor Co., Ltd.	(404,019)	(6,957,370)
Yaskawa Electric Corp.	(335,400)	(4,065,878)
Yokogawa Electric Corp.	(33,400)	(423,038)

		(303,408,468)

Luxembourg - (0.7)%
ArcelorMittal	(749,083)	(11,167,449)
Oriflame Cosmetics SA SDR	(4,588)	(106,814)

		(11,274,263)

Mexico - (0.7)%
Cemex SAB de CV ADR (1)	(787,771)	(10,422,210)

Monaco - 0.0%(b)
Scorpio Tankers, Inc. (1)	(22,142)	(225,184)

Netherlands - (1.8)%
ASML Holding NV	(105,724)	(9,859,965)
Fugro NV CVA	(157,246)	(8,991,948)
Gemalto NV	(17,894)	(1,857,489)
Heineken NV	(22,732)	(1,631,682)
Koninklijke KPN NV †	(147,271)	(536,960)
Koninklijke Vopak NV	(46,845)	(2,287,246)
PostNL NV †	(106,668)	(503,785)
QIAGEN NV †	(14,022)	(339,124)
SBM Offshore NV †	(134,326)	(2,165,767)

		(28,173,966)

Norway - (0.7)%
Aker Solutions ASA	(158,601)	(2,752,692)
Marine Harvest ASA	(51,443)	(701,971)
Norsk Hydro ASA	(178,200)	(954,188)
Schibsted ASA	(1,971)	(102,524)
Seadrill Ltd.	(76,930)	(3,048,782)
Storebrand ASA †	(194,996)	(1,097,036)
TGS Nopec Geophysical Co. ASA	(74,595)	(2,381,681)

		(11,038,874)

Spain - (2.1)%
Abertis Infraestructuras SA	(113,571)	(2,612,848)
Acciona SA	(21,053)	(1,882,283)
Amadeus IT Holding SA, A Shares	(13,575)	(559,606)
Banco Bilbao Vizcaya Argentaria SA	(392,064)	(4,997,021)
Banco de Sabadell SA	(1,184,702)	(4,043,676)
Banco Popular Espanol SA	(307,921)	(2,057,027)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	119

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Spain - (2.1)% (continued)
Banco Santander SA (1)	(1,621)	$(16,938)
Bankia SA †	(988,101)	(1,915,603)
Grifols SA	(47,803)	(2,611,954)
Inditex SA	(10,471)	(1,611,538)
Mapfre SA	(389,010)	(1,550,008)
Mediaset Espana Comunicacion SA †	(349,709)	(4,081,058)
Obrascon Huarte Lain SA	(29,736)	(1,304,983)
Red Electrica Corp. SA	(1,453)	(132,822)
Tecnicas Reunidas SA	(10,519)	(650,593)
Telefonica SA	(203,377)	(3,491,547)

		(33,519,505)

Sweden - (2.6)%
Alfa Laval AB	(21,605)	(556,330)
Assa Abloy AB, Class B	(31,409)	(1,597,647)
Atlas Copco AB, A Shares	(144,381)	(4,168,448)
Boliden AB	(40,105)	(581,831)
Elekta AB, B Shares	(367,070)	(4,662,120)
Hennes & Mauritz AB, B Shares	(31,682)	(1,383,231)
Hexagon AB, B Shares	(106,891)	(3,443,909)
Husqvarna AB, B Shares	(233,407)	(1,813,945)
Modern Times Group AB, B Shares	(32,229)	(1,384,624)
Sandvik AB	(442,886)	(6,048,574)
SKF AB, B Shares	(57,264)	(1,460,097)
SSAB AB, A Shares †	(419,935)	(3,894,163)
Svenska Handelsbanken AB, A Shares	(45,327)	(2,216,470)
Tele2 AB, B Shares	(5,850)	(68,846)
Volvo AB, B Shares	(514,184)	(7,078,576)

		(40,358,811)

Switzerland - (3.0)%
Barry Callebaut AG †	(258)	(350,427)
Cie Financiere Richemont SA	(18,978)	(1,988,691)
Clariant AG †	(130,924)	(2,560,198)
Credit Suisse Group AG †	(290,498)	(8,261,611)
DKSH Holding AG	(1,387)	(105,380)
Dufry AG †	(4,816)	(874,912)
Geberit AG	(660)	(231,524)
Holcim Ltd. †	(25,506)	(2,240,381)
Julius Baer Group Ltd. †	(131,130)	(5,402,468)
Kuehne + Nagel International AG	(27,321)	(3,632,871)
Schindler Holding AG	(866)	(131,542)
SGS SA	(503)	(1,203,641)
Sonova Holding AG	(21,275)	(3,243,640)
Swatch Group AG/The	(8,760)	(5,281,993)
Syngenta AG	(9,092)	(3,359,033)
Transocean Ltd.	(86,225)	(3,873,932)
UBS AG †	(110,605)	(2,027,889)
Zurich Insurance Group AG †	(6,425)	(1,935,122)

		(46,705,255)

United Kingdom - (0.4)%
CNH Industrial NV	(116,933)	(1,199,838)
Subsea 7 SA	(228,676)	(4,262,409)

		(5,462,247)

United States - (25.8)%
Acorda Therapeutics, Inc. (1)†	(4,459)	(150,313)
Alpha Natural Resources, Inc. (1)†	(61,536)	(228,299)

	SHARES	VALUE (Note 3)
United States - (25.8)% (continued)
American Realty Capital Properties, Inc. REIT (1)	(72,317)	$(906,132)
Annaly Capital Management, Inc. REIT (1)	(1,399)	(15,991)
Applied Materials, Inc. (1)	(140,047)	(3,158,060)
Ares Capital Corp. (1)	(5,763)	(102,927)
Avis Budget Group, Inc. (1)†	(453,846)	(27,090,068)
Bunge Ltd. (1)	(17,197)	(1,300,781)
Chesapeake Energy Corp. (1)	(9,242)	(287,241)
Ciena Corp. (1)†	(120,424)	(2,608,384)
DDR Corp. REIT (1)	(88,575)	(1,561,577)
Digital Realty Trust, Inc. REIT (1)	(107,087)	(6,245,314)
Dominion Resources, Inc. (1)	(106,283)	(7,601,360)
Equinix, Inc. (1)†	(52,777)	(11,087,920)
Exelixis, Inc. (1)†	(73,624)	(249,585)
Exelon Corp. (1)	(17,420)	(635,482)
Exterran Holdings, Inc. (1)	(89,018)	(4,004,920)
General Cable Corp. (1)	(39,548)	(1,014,802)
Health Care REIT, Inc. REIT (1)	(88,356)	(5,537,270)
Herbalife Ltd. (1)	(2,096)	(135,276)
Illumina, Inc. (1)†	(21,338)	(3,809,687)
j2 Global, Inc. (1)	(40,828)	(2,076,512)
JetBlue Airways Corp. (1)†	(81,375)	(882,919)
Lam Research Corp. (1)	(225,488)	(15,238,479)
Lennar Corp., Class A (1)	(288,475)	(12,110,180)
McDermott International, Inc. (1)†	(48,125)	(389,331)
MGIC Investment Corp. (1)†	(1,320,728)	(12,203,527)
MGM Resorts International (1)†	(244,930)	(6,466,152)
Microchip Technology, Inc. (1)	(762,940)	(37,239,101)
Micron Technology, Inc. (1)†	(1,354,370)	(44,626,491)
Navistar International Corp. (1)†	(124)	(4,648)
NextEra Energy, Inc. (1)	(108,987)	(11,168,988)
NorthStar Realty Finance Corp. REIT (1)	(9,657)	(167,839)
NRG Yield, Inc., Class A (1)	(41,471)	(2,158,566)
Omnicare, Inc. (1)	(5,462)	(363,605)
PHH Corp. (1)†	(1,047,814)	(24,078,766)
Post Holdings, Inc. (1)†	(37,698)	(1,919,205)
Prospect Capital Corp. (1)	(10,648)	(113,135)
Radian Group, Inc. (1)	(956,241)	(14,161,929)
Regeneron Pharmaceuticals, Inc. (1)†	(77,179)	(21,800,752)
Riverbed Technology, Inc. (1)†	(102,100)	(2,106,323)
Ryman Hospitality Properties, Inc. REIT (1)	(215,685)	(10,385,233)
SanDisk Corp. (1)	(203,480)	(21,249,416)
Sirius XM Holdings, Inc. (1)†	(1,634,361)	(5,654,889)
SL Green Realty Corp. REIT (1)	(55,804)	(6,105,516)
Spirit Realty Capital, Inc. REIT (1)	(171,322)	(1,946,218)
Standard Pacific Corp. (1)†	(191,126)	(1,643,684)
Steel Dynamics, Inc. (1)	(14,618)	(262,393)
Stillwater Mining Co. (1)†	(147,368)	(2,586,308)
SunEdison, Inc. (1)†	(767,370)	(17,342,562)
SunPower Corp. (1)†	(54,816)	(2,246,360)
Take-Two Interactive Software, Inc. (1)†	(94,955)	(2,111,799)
Tesla Motors, Inc. (1)†	(33,186)	(7,966,631)
Theravance, Inc. (1)†	(14,178)	(422,221)
UTi Worldwide, Inc. (1)†	(112,560)	(1,163,870)

The accompanying notes are an integral part of these financial statements.	(Continued)

120	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (25.8)% (continued)
VeriSign, Inc. (1)†	(499,689)	$(24,389,820)
Vishay Intertechnology, Inc. (1)	(78,199)	(1,211,302)
Web.com Group, Inc. (1)†	(36,396)	(1,050,753)
WebMD Health Corp. (1)†	(26,385)	(1,274,395)
WellPoint, Inc. (1)	(65,169)	(7,012,836)
Yahoo!, Inc. (1)†	(43,375)	(1,523,764)

		(404,557,807)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $906,096,806)		(1,041,321,563)

PREFERRED STOCKS - (0.4)%

Germany - (0.4)%
Fuchs Petrolub SE	(8,908)	(401,942)
Volkswagen AG	(18,763)	(4,914,342)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $4,799,560)		(5,316,284)

U.S. TREASURY OBLIGATIONS - (0.1)%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Note, 0.250%, 08/15/15 (proceeds $1,726,367)	$(1,725,000)	(1,726,618)

TOTAL SECURITIES SOLD SHORT (proceeds $912,622,733)		(1,048,364,465)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 59.4% (cost $803,631,993)		931,429,252

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.6% (j)		635,867,670

NET ASSETS - 100.0%		$1,567,296,922

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(19,475,144)	(1.2%)
Consumer Staples	68,432,202	4.4
Energy	9,159,626	0.6
Financials	82,480,923	5.3
Health Care	54,153,997	3.4
Industrials	29,705,124	1.9
Information Technology	47,177,242	3.0
Materials	(10,621,931)	(0.7)
Telecommunication Services	37,032,747	2.4
Utilities	52,476,992	3.3
Money Market Funds^	518,273,373	33.0
Other Investments^	62,634,101	4.0

Total Investments	931,429,252	59.4
Other Assets in Excess of Liabilities (j)	635,867,670	40.6

Net Assets	$1,567,296,922	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2014, the value of these securities was $360,335,067. In addition, $475,936,767 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2014.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at June 30, 2014.
(f)	Represents annualized seven-day yield as of June 30, 2014.
(g)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(h)	The rate shown is the effective yield at the date of purchase.
(i)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $8,591,712 or 0.5% of total net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ Represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

CVA - Dutch Certification

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SDR - Special Drawing Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	121

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.580%	9,200,000	$(127,172)	06/20/2019	$(58,097)

Credit default swap contracts sell protection as of June 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.030%	40,475,000	$2,851,672	06/20/2019	$692,743

Cash held as collateral for CitiBank for credit default swap contracts was $908,240.

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	9/2014	CAD	42,677,191	$272,041
Bank of America	10-Year Japanese Government Bond	9/2014	JPY	(2,758,087,500)	(90,845)
Bank of America	30-Year Euro Buxl Bond	9/2014	EUR	8,057,804	213,440
Morgan Stanley and Co., International PLC	Bovespa Index	8/2014	BRL	3,601,044	(50,514)
Deutsche Bank	Brent Crude Futures^	7/2014	USD	41,819,690	1,551,270
Deutsche Bank	Brent Crude Futures^	7/2014	USD	(43,392,080)	21,120
Deutsche Bank	Brent Crude Futures^	8/2014	USD	32,480,040	(428,020)
Deutsche Bank	Brent Crude Futures^	8/2014	USD	(791,280)	6,790
CitiBank	Cocoa Futures^	9/2014	GBP	32,657	(49)
CitiBank	Corn Futures^	8/2014	USD	(21,449,087)	909,400
Bank of America	Euro - Bobl Futures	9/2014	EUR	46,264,096	337,911
Bank of America	Euro - Bund Futures	9/2014	EUR	119,578,185	1,725,861
Bank of America	Euro - SCHATZ Futures	9/2014	EUR	66,037,970	35,412
Deutsche Bank	Gas Oil Futures^	7/2014	USD	8,051,230	770
Deutsche Bank	Gas Oil Futures^	7/2014	USD	(8,017,000)	(35,000)
Deutsche Bank	Gas Oil Futures^	8/2014	USD	5,410,050	(81,300)
Deutsche Bank	Gasoline RBOB Futures^	7/2014	USD	12,260,702	137,702
Merrill Lynch	Gold 100 OZ Futures^	8/2014	USD	8,892,850	336,967
Merrill Lynch	Gold 100 OZ Futures^	8/2014	USD	(9,796,400)	(224,560)
Bank of America	Hang Seng Index Futures	7/2014	HKD	33,017,567	62,338

The accompanying notes are an integral part of these financial statements.	(Continued)

122	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	7/2014	HKD	18,729,461	$28,155
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	8,443,284	470,766
Merrill Lynch	Lean Hogs Futures^	7/2014	USD	(8,381,204)	(532,842)
Merrill Lynch	Lean Hogs Futures^	8/2014	USD	6,693,380	160,366
Merrill Lynch	Lean Hogs Futures^	8/2014	USD	(4,788,720)	(152,347)
CitiBank	LME Aluminum Futures^	9/2014	USD	835,087	15,750
CitiBank	LME Aluminum Futures^	9/2014	USD	(859,050)	8,212
CitiBank	LME Copper Futures^	9/2014	USD	(333,675)	(17,525)
CitiBank	LME Copper Futures^	9/2014	USD	(864,019)	(16,943)
Bank of America	Long Gilt Futures	9/2014	GBP	(50,931,921)	(123,127)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	7/2014	USD	5,352,207	99,153
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	12,106,580	(552,590)
Deutsche Bank	Natural Gas Swap Futures^	7/2014	USD	(3,289,830)	77,910
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	12,459,602	(213,267)
Deutsche Bank	Heating Oil ULSD Futures^	7/2014	USD	(4,645,477)	(103,102)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	7/2014	USD	(7,017,834)	(105,317)
Merrill Lynch	Silver Futures^	9/2014	USD	526,500	(3,624)
Merrill Lynch	Silver Futures^	9/2014	USD	(523,350)	475
Merrill Lynch	Soybean Futures^	11/2014	USD	35,548,587	(1,756,242)
Merrill Lynch	Soybean Futures^	11/2014	USD	(22,207,580)	1,087,368
Deutsche Bank	Soybean Meal Futures^	12/2014	USD	2,900,975	(218,955)
CitiBank	Soybean Oil Futures^	12/2014	USD	(7,952,020)	(81,560)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/2014	CHF	(119,651,607)	1,320,338
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange Futures	7/2014	TWD	123,546,698	93,461
Bank of America	Tel Aviv 25 Index Futures	7/2014	ILS	20,102,654	(69,975)
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	251,284,387	436,253
Bank of America	U.S. Treasury 2-Year Note Futures	9/2014	USD	20,211,905	(9,280)
Bank of America	U.S. Treasury 5-Year Note Futures	9/2014	USD	8,597,074	4,114
Bank of America	U.S. Treasury Long Bond Futures	9/2014	USD	10,792,894	44,918
CitiBank	Wheat Futures^	9/2014	USD	3,328,458	(123,294)
CitiBank	Wheat Futures^	9/2014	USD	(15,893,131)	560,332
Goldman Sachs	WIG20 Index Futures	9/2014	PLN	10,770,484	(84,473)
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	36,602,180	593,430
Deutsche Bank	WTI Crude Oil Futures^	7/2014	USD	(10,092,687)	(22,833)

					$5,514,439

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank, Goldman Sachs, Merrill Lynch and Morgan Stanley and Co., International PLC for total return swap contracts in the amount of $199, $10,006, $3,870,000, $ 12,400,019, $ 960,000, $ 4,650,000 and $ 30,208,619 respectively at June 30, 2014. Cash held as collateral for Bank of America for total return swap contracts was $1,590,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	123

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
305	Goldman Sachs	Cocoa Futures^	9/2014	$9,792,141	$9,872,377	$80,236
11	Goldman Sachs	Coffee ‘C’ Futures^	9/2014	718,187	722,287	4,100
130	Goldman Sachs	Gold 100 OZ Futures^	8/2014	17,133,469	17,186,000	52,531
12	J.P. Morgan	LME Aluminum Futures^	7/2014	544,334	557,025	12,691
18	J.P. Morgan	LME Aluminum Futures^	7/2014	824,084	835,763	11,679
35	J.P. Morgan	LME Aluminum Futures^	7/2014	1,607,657	1,626,844	19,187
3	J.P. Morgan	LME Aluminum Futures^	7/2014	137,573	139,481	1,908
9	J.P. Morgan	LME Aluminum Futures^	7/2014	421,040	418,669	(2,371)
9	J.P. Morgan	LME Aluminum Futures^	7/2014	426,734	418,781	(7,953)
8	J.P. Morgan	LME Aluminum Futures^	7/2014	376,603	372,550	(4,053)
12	J.P. Morgan	LME Aluminum Futures^	7/2014	558,951	558,975	24
2	J.P. Morgan	LME Aluminum Futures^	7/2014	92,558	93,188	630
9	J.P. Morgan	LME Aluminum Futures^	7/2014	422,785	419,760	(3,025)
1	J.P. Morgan	LME Aluminum Futures^	7/2014	47,385	46,652	(733)
22	J.P. Morgan	LME Aluminum Futures^	8/2014	981,971	1,028,671	46,700
16	J.P. Morgan	LME Aluminum Futures^	8/2014	714,033	749,064	35,031
3	J.P. Morgan	LME Aluminum Futures^	8/2014	132,726	140,485	7,759
18	J.P. Morgan	LME Aluminum Futures^	8/2014	794,462	843,120	48,658
5	J.P. Morgan	LME Aluminum Futures^	8/2014	221,823	234,436	12,613
11	J.P. Morgan	LME Aluminum Futures^	8/2014	488,148	516,665	28,517
12	J.P. Morgan	LME Aluminum Futures^	8/2014	530,575	563,775	33,200
5	J.P. Morgan	LME Aluminum Futures^	8/2014	219,760	234,906	15,146
20	J.P. Morgan	LME Aluminum Futures^	8/2014	887,792	939,625	51,833
18	J.P. Morgan	LME Aluminum Futures^	8/2014	828,603	846,855	18,252
24	J.P. Morgan	LME Aluminum Futures^	8/2014	1,101,888	1,129,410	27,522
5	J.P. Morgan	LME Aluminum Futures^	9/2014	231,083	235,515	4,432
7	J.P. Morgan	LME Aluminum Futures^	9/2014	324,337	329,798	5,461
5	J.P. Morgan	LME Aluminum Futures^	9/2014	228,207	235,625	7,418
26	J.P. Morgan	LME Aluminum Futures^	9/2014	1,199,778	1,225,536	25,758
3	J.P. Morgan	LME Aluminum Futures^	9/2014	141,885	141,540	(345)
6	J.P. Morgan	LME Aluminum Futures^	9/2014	284,645	283,148	(1,497)
9	J.P. Morgan	LME Aluminum Futures^	9/2014	425,880	424,823	(1,057)
11	J.P. Morgan	LME Aluminum Futures^	9/2014	512,293	519,349	7,056
74	J.P. Morgan	LME Aluminum Futures^	9/2014	3,442,235	3,497,887	55,652
6	J.P. Morgan	LME Aluminum Futures^	9/2014	282,565	283,632	1,067
1	J.P. Morgan	LME Aluminum Futures^	9/2014	47,704	47,273	(431)
15	J.P. Morgan	LME Copper Futures^	7/2014	2,486,469	2,639,850	153,381
8	J.P. Morgan	LME Copper Futures^	7/2014	1,334,767	1,407,600	72,833
7	J.P. Morgan	LME Copper Futures^	7/2014	1,161,481	1,231,475	69,994
1	J.P. Morgan	LME Copper Futures^	7/2014	164,225	175,900	11,675
19	J.P. Morgan	LME Copper Futures^	7/2014	3,144,779	3,341,116	196,337
9	J.P. Morgan	LME Copper Futures^	7/2014	1,500,231	1,582,571	82,340
3	J.P. Morgan	LME Copper Futures^	7/2014	503,074	527,503	24,429
15	J.P. Morgan	LME Copper Futures^	7/2014	2,540,392	2,637,311	96,919
6	J.P. Morgan	LME Copper Futures^	8/2014	995,061	1,054,800	59,739
6	J.P. Morgan	LME Copper Futures^	8/2014	1,002,222	1,054,800	52,578
8	J.P. Morgan	LME Copper Futures^	8/2014	1,374,807	1,406,400	31,593
11	J.P. Morgan	LME Copper Futures^	8/2014	1,893,102	1,933,800	40,698
22	J.P. Morgan	LME Copper Futures^	8/2014	3,789,732	3,867,600	77,868
1	J.P. Morgan	LME Copper Futures^	8/2014	173,284	175,737	2,453
13	J.P. Morgan	LME Copper Futures^	8/2014	2,262,822	2,283,518	20,696
28	J.P. Morgan	LME Copper Futures^	8/2014	4,822,188	4,918,319	96,131

The accompanying notes are an integral part of these financial statements.	(Continued)

124	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	9/2014	$172,469	$175,654	$3,185
5	J.P. Morgan	LME Copper Futures^	9/2014	862,813	878,260	15,447
4	J.P. Morgan	LME Copper Futures^	9/2014	681,241	702,604	21,363
14	J.P. Morgan	LME Copper Futures^	9/2014	2,331,456	2,458,663	127,207
65	J.P. Morgan	LME Copper Futures^	9/2014	11,087,823	11,414,000	326,177
6	J.P. Morgan	LME Copper Futures^	9/2014	1,008,120	1,052,893	44,773
21	J.P. Morgan	LME Copper Futures^	9/2014	3,611,701	3,684,376	72,675
4	J.P. Morgan	LME Copper Futures^	9/2014	689,028	701,714	12,686
8	J.P. Morgan	LME Copper Futures^	9/2014	1,390,291	1,403,286	12,995
3	J.P. Morgan	LME Copper Futures^	9/2014	520,097	526,125	6,028
1	J.P. Morgan	LME Nickel Futures^	7/2014	98,575	113,853	15,278
2	J.P. Morgan	LME Nickel Futures^	7/2014	197,409	227,718	30,309
2	J.P. Morgan	LME Nickel Futures^	8/2014	219,057	227,994	8,937
3	J.P. Morgan	LME Nickel Futures^	8/2014	333,893	342,085	8,192
1	J.P. Morgan	LME Nickel Futures^	8/2014	111,452	114,034	2,582
1	J.P. Morgan	LME Nickel Futures^	8/2014	115,551	114,041	(1,510)
28	J.P. Morgan	LME Nickel Futures^	9/2014	3,217,108	3,198,216	(18,892)
11	J.P. Morgan	LME Zinc Futures^	7/2014	559,187	608,644	49,457
8	J.P. Morgan	LME Zinc Futures^	7/2014	411,602	442,600	30,998
6	J.P. Morgan	LME Zinc Futures^	7/2014	307,218	331,913	24,695
9	J.P. Morgan	LME Zinc Futures^	7/2014	462,147	497,813	35,666
12	J.P. Morgan	LME Zinc Futures^	7/2014	616,850	663,675	46,825
16	J.P. Morgan	LME Zinc Futures^	7/2014	830,012	884,652	54,640
7	J.P. Morgan	LME Zinc Futures^	7/2014	365,600	387,009	21,409
2	J.P. Morgan	LME Zinc Futures^	7/2014	103,764	110,566	6,802
5	J.P. Morgan	LME Zinc Futures^	7/2014	258,321	276,378	18,057
1	J.P. Morgan	LME Zinc Futures^	7/2014	51,229	55,272	4,043
3	J.P. Morgan	LME Zinc Futures^	7/2014	153,651	165,803	12,152
5	J.P. Morgan	LME Zinc Futures^	9/2014	265,225	277,183	11,958
7	J.P. Morgan	LME Zinc Futures^	9/2014	372,215	388,114	15,899
9	J.P. Morgan	LME Zinc Futures^	9/2014	480,108	499,075	18,967
2	J.P. Morgan	LME Zinc Futures^	9/2014	105,680	110,921	5,241
57	J.P. Morgan	LME Zinc Futures^	9/2014	3,036,444	3,163,500	127,056
7	J.P. Morgan	LME Zinc Futures^	9/2014	378,370	388,369	9,999
8	J.P. Morgan	LME Zinc Futures^	9/2014	436,887	443,700	6,813
1	J.P. Morgan	LME Zinc Futures^	9/2014	54,547	55,453	906
1	J.P. Morgan	LME Zinc Futures^	9/2014	54,658	55,444	786
1	J.P. Morgan	LME Zinc Futures^	9/2014	54,834	55,425	591
13	Goldman Sachs	Platinum Futures^	10/2014	962,286	963,885	1,599
65	Goldman Sachs	Silver Futures^	9/2014	6,843,460	6,843,200	(260)
71	Goldman Sachs	Soybean Meal Futures^	12/2014	2,838,008	2,608,540	(229,468)
51	Barclays Capital	DAX Index Futures	9/2014	17,328,641	17,213,282	(115,359)
218	Barclays Capital	DJIA Mini E-CBOT Futures	9/2014	18,192,512	18,246,600	54,088
3,116	Barclays Capital	Euro Stoxx 50 Index	9/2014	139,638,631	137,900,999	(1,737,632)
828	Barclays Capital	FTSE 100 Index Futures	9/2014	95,221,927	95,097,499	(124,428)
668	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2014	28,931,690	28,937,245	5,555
151	Barclays Capital	FTSE/MIB Index Futures	9/2014	22,591,805	22,023,499	(568,306)
3	Barclays Capital	Hang Seng Index Futures	7/2014	442,744	447,151	4,407
129	Barclays Capital	IBEX 35 Index Futures	7/2014	19,287,493	19,175,123	(112,370)
75	Barclays Capital	MSCI Singapore Index Futures	7/2014	4,465,980	4,457,053	(8,927)
231	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	7,551,131	7,678,440	127,309
219	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2014	16,536,360	16,821,390	285,030
84	Barclays Capital	S&P MID 400 E-Mini Futures	9/2014	11,770,672	12,006,120	235,448
143	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	22,924,404	23,149,636	225,232
7	Barclays Capital	TOPIX Index Futures	9/2014	871,137	872,366	1,229

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	125

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
310	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	$105,841,250	$105,919,121	$77,871
391	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	133,432,241	133,561,300	129,059
406	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	138,465,967	138,636,491	170,524
386	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	131,670,771	131,741,039	70,268
788	J.P. Morgan	90-Day EURODollar Futures	12/2014	196,358,168	196,458,250	100,082
94	J.P. Morgan	90-Day EURODollar Futures	3/2015	23,418,402	23,416,575	(1,827)
38	J.P. Morgan	90-Day EURODollar Futures	9/2015	9,432,110	9,432,550	440
63	J.P. Morgan	90-Day EURODollar Futures	12/2015	15,599,949	15,602,737	2,788
84	J.P. Morgan	90-Day EURODollar Futures	3/2016	20,747,281	20,753,250	5,969
110	J.P. Morgan	90-Day EURODollar Futures	6/2016	27,094,475	27,104,000	9,525
694	J.P. Morgan	90-Day Sterling Futures	12/2014	147,389,770	147,187,158	(202,612)
906	J.P. Morgan	90-Day Sterling Futures	3/2015	192,045,742	191,693,763	(351,979)
659	J.P. Morgan	90-Day Sterling Futures	6/2015	139,375,425	139,087,487	(287,938)
412	J.P. Morgan	Australia 3-Year Bond Futures	9/2014	42,361,524	42,532,017	170,493

				1,851,913,119	1,852,722,581	809,462

Short Contracts:
1,218	Goldman Sachs	Corn Futures^	9/2014	(26,738,269)	(25,501,875)	1,236,394
145	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(5,598,179)	(5,329,475)	268,704
12	J.P. Morgan	LME Aluminum Futures^	7/2014	(544,475)	(557,025)	(12,550)
18	J.P. Morgan	LME Aluminum Futures^	7/2014	(823,575)	(835,762)	(12,187)
35	J.P. Morgan	LME Aluminum Futures^	7/2014	(1,607,927)	(1,626,844)	(18,917)
3	J.P. Morgan	LME Aluminum Futures^	7/2014	(137,244)	(139,481)	(2,237)
9	J.P. Morgan	LME Aluminum Futures^	7/2014	(421,013)	(418,669)	2,344
9	J.P. Morgan	LME Aluminum Futures^	7/2014	(423,881)	(418,781)	5,100
8	J.P. Morgan	LME Aluminum Futures^	7/2014	(375,183)	(372,550)	2,633
12	J.P. Morgan	LME Aluminum Futures^	7/2014	(556,475)	(558,975)	(2,500)
2	J.P. Morgan	LME Aluminum Futures^	7/2014	(93,546)	(93,188)	358
9	J.P. Morgan	LME Aluminum Futures^	7/2014	(424,388)	(419,760)	4,628
1	J.P. Morgan	LME Aluminum Futures^	7/2014	(46,948)	(46,652)	296
22	J.P. Morgan	LME Aluminum Futures^	8/2014	(980,305)	(1,028,671)	(48,366)
16	J.P. Morgan	LME Aluminum Futures^	8/2014	(715,116)	(749,064)	(33,948)
3	J.P. Morgan	LME Aluminum Futures^	8/2014	(133,521)	(140,485)	(6,964)
18	J.P. Morgan	LME Aluminum Futures^	8/2014	(795,760)	(843,120)	(47,360)
5	J.P. Morgan	LME Aluminum Futures^	8/2014	(221,351)	(234,436)	(13,085)
11	J.P. Morgan	LME Aluminum Futures^	8/2014	(488,019)	(516,664)	(28,645)
12	J.P. Morgan	LME Aluminum Futures^	8/2014	(531,507)	(563,775)	(32,268)
5	J.P. Morgan	LME Aluminum Futures^	8/2014	(219,900)	(234,907)	(15,007)
20	J.P. Morgan	LME Aluminum Futures^	8/2014	(887,858)	(939,625)	(51,767)
18	J.P. Morgan	LME Aluminum Futures^	8/2014	(827,963)	(846,855)	(18,892)
24	J.P. Morgan	LME Aluminum Futures^	8/2014	(1,100,306)	(1,129,410)	(29,104)
5	J.P. Morgan	LME Aluminum Futures^	9/2014	(231,865)	(235,515)	(3,650)
7	J.P. Morgan	LME Aluminum Futures^	9/2014	(321,985)	(329,798)	(7,813)
5	J.P. Morgan	LME Aluminum Futures^	9/2014	(227,490)	(235,625)	(8,135)
26	J.P. Morgan	LME Aluminum Futures^	9/2014	(1,196,571)	(1,225,536)	(28,965)
3	J.P. Morgan	LME Aluminum Futures^	9/2014	(142,494)	(141,541)	953
6	J.P. Morgan	LME Aluminum Futures^	9/2014	(284,388)	(283,148)	1,240
9	J.P. Morgan	LME Aluminum Futures^	9/2014	(421,856)	(424,822)	(2,966)
11	J.P. Morgan	LME Aluminum Futures^	9/2014	(508,377)	(519,348)	(10,971)
65	J.P. Morgan	LME Aluminum Futures^	9/2014	(2,990,515)	(3,072,469)	(81,954)
6	J.P. Morgan	LME Aluminum Futures^	9/2014	(283,488)	(283,632)	(144)
1	J.P. Morgan	LME Aluminum Futures^	9/2014	(47,752)	(47,273)	479
15	J.P. Morgan	LME Copper Futures^	7/2014	(2,487,553)	(2,639,850)	(152,297)
8	J.P. Morgan	LME Copper Futures^	7/2014	(1,332,383)	(1,407,600)	(75,217)
7	J.P. Morgan	LME Copper Futures^	7/2014	(1,144,485)	(1,231,475)	(86,990)
1	J.P. Morgan	LME Copper Futures^	7/2014	(166,373)	(175,900)	(9,527)

The accompanying notes are an integral part of these financial statements.	(Continued)

126	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
19	J.P. Morgan	LME Copper Futures^	7/2014	$(3,147,310)	$(3,341,116)	$(193,806)
9	J.P. Morgan	LME Copper Futures^	7/2014	(1,492,856)	(1,582,571)	(89,715)
3	J.P. Morgan	LME Copper Futures^	7/2014	(503,769)	(527,504)	(23,735)
15	J.P. Morgan	LME Copper Futures^	7/2014	(2,536,094)	(2,637,311)	(101,217)
6	J.P. Morgan	LME Copper Futures^	8/2014	(991,188)	(1,054,800)	(63,612)
6	J.P. Morgan	LME Copper Futures^	8/2014	(1,006,488)	(1,054,800)	(48,312)
8	J.P. Morgan	LME Copper Futures^	8/2014	(1,373,983)	(1,406,400)	(32,417)
11	J.P. Morgan	LME Copper Futures^	8/2014	(1,898,852)	(1,933,800)	(34,948)
22	J.P. Morgan	LME Copper Futures^	8/2014	(3,827,529)	(3,867,600)	(40,071)
1	J.P. Morgan	LME Copper Futures^	8/2014	(171,498)	(175,738)	(4,240)
13	J.P. Morgan	LME Copper Futures^	8/2014	(2,265,223)	(2,283,518)	(18,295)
28	J.P. Morgan	LME Copper Futures^	8/2014	(4,807,942)	(4,918,319)	(110,377)
1	J.P. Morgan	LME Copper Futures^	9/2014	(172,998)	(175,653)	(2,655)
5	J.P. Morgan	LME Copper Futures^	9/2014	(858,740)	(878,260)	(19,520)
4	J.P. Morgan	LME Copper Futures^	9/2014	(677,492)	(702,604)	(25,112)
14	J.P. Morgan	LME Copper Futures^	9/2014	(2,331,321)	(2,458,663)	(127,342)
10	J.P. Morgan	LME Copper Futures^	9/2014	(1,716,979)	(1,756,000)	(39,021)
6	J.P. Morgan	LME Copper Futures^	9/2014	(1,007,613)	(1,052,894)	(45,281)
21	J.P. Morgan	LME Copper Futures^	9/2014	(3,610,644)	(3,684,377)	(73,733)
4	J.P. Morgan	LME Copper Futures^	9/2014	(687,942)	(701,714)	(13,772)
8	J.P. Morgan	LME Copper Futures^	9/2014	(1,388,871)	(1,403,286)	(14,415)
10	Goldman Sachs	LME Copper Futures^	9/2014	(785,306)	(800,875)	(15,569)
3	J.P. Morgan	LME Copper Futures^	9/2014	(520,119)	(526,125)	(6,006)
1	J.P. Morgan	LME Nickel Futures^	7/2014	(98,506)	(113,853)	(15,347)
2	J.P. Morgan	LME Nickel Futures^	7/2014	(196,916)	(227,718)	(30,802)
2	J.P. Morgan	LME Nickel Futures^	8/2014	(218,756)	(227,995)	(9,239)
3	J.P. Morgan	LME Nickel Futures^	8/2014	(333,201)	(342,085)	(8,884)
1	J.P. Morgan	LME Nickel Futures^	8/2014	(111,388)	(114,035)	(2,647)
1	J.P. Morgan	LME Nickel Futures^	8/2014	(116,716)	(114,041)	2,675
11	J.P. Morgan	LME Zinc Futures^	7/2014	(559,946)	(608,644)	(48,698)
8	J.P. Morgan	LME Zinc Futures^	7/2014	(410,583)	(442,600)	(32,017)
6	J.P. Morgan	LME Zinc Futures^	7/2014	(307,488)	(331,913)	(24,425)
9	J.P. Morgan	LME Zinc Futures^	7/2014	(460,781)	(497,812)	(37,031)
12	J.P. Morgan	LME Zinc Futures^	7/2014	(620,975)	(663,675)	(42,700)
16	J.P. Morgan	LME Zinc Futures^	7/2014	(835,167)	(884,652)	(49,485)
7	J.P. Morgan	LME Zinc Futures^	7/2014	(362,804)	(387,009)	(24,205)
2	J.P. Morgan	LME Zinc Futures^	7/2014	(103,721)	(110,567)	(6,846)
5	J.P. Morgan	LME Zinc Futures^	7/2014	(258,240)	(276,378)	(18,138)
1	J.P. Morgan	LME Zinc Futures^	7/2014	(51,448)	(55,272)	(3,824)
3	J.P. Morgan	LME Zinc Futures^	7/2014	(153,819)	(165,803)	(11,984)
5	J.P. Morgan	LME Zinc Futures^	9/2014	(266,240)	(277,184)	(10,944)
7	J.P. Morgan	LME Zinc Futures^	9/2014	(370,110)	(388,113)	(18,003)
9	J.P. Morgan	LME Zinc Futures^	9/2014	(474,956)	(499,074)	(24,118)
2	J.P. Morgan	LME Zinc Futures^	9/2014	(105,496)	(110,921)	(5,425)
7	J.P. Morgan	LME Zinc Futures^	9/2014	(378,585)	(388,368)	(9,783)
8	J.P. Morgan	LME Zinc Futures^	9/2014	(438,583)	(443,700)	(5,117)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(54,373)	(55,453)	(1,080)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(54,798)	(55,444)	(646)
1	J.P. Morgan	LME Zinc Futures^	9/2014	(54,748)	(55,425)	(677)
176	Goldman Sachs	Soybean Futures^	11/2014	(10,751,160)	(10,183,800)	567,360
322	Goldman Sachs	Sugar #11 (World Markets) Futures^	9/2014	(6,348,288)	(6,495,126)	(146,838)
248	Goldman Sachs	Wheat Futures^	9/2014	(7,736,499)	(7,424,912)	311,587
231	Barclays Capital	Amsterdam Index Futures	7/2014	(26,219,002)	(26,142,881)	76,121
563	J.P. Morgan	BIST National 30 Index Futures	8/2014	(2,593,252)	(2,600,945)	(7,693)
109	Barclays Capital	CAC40 Index Futures	7/2014	(6,730,789)	(6,599,998)	130,791
557	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	(64,876,995)	(66,299,710)	(1,422,715)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	127

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
53	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2014	$(1,561,238)	$(1,554,430)	$6,808
55	Barclays Capital	H-SHARES Index Futures	7/2014	(3,600,002)	(3,634,070)	(34,068)
81	Barclays Capital	KOSPI Index 200 Futures	9/2014	(10,402,049)	(10,431,212)	(29,163)
1,788	Barclays Capital	MSCI Emerging Markets E-Mini Futures	9/2014	(92,687,310)	(93,038,580)	(351,270)
2,049	Barclays Capital	S&P 500 E-Mini Futures	9/2014	(198,138,106)	(200,023,381)	(1,885,275)
685	Barclays Capital	SET50 Index Futures	9/2014	(4,129,579)	(4,183,238)	(53,659)
80	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	(1,215,129)	(1,220,240)	(5,111)
64	Barclays Capital	SPI 200 Index Futures	9/2014	(8,180,868)	(8,077,687)	103,181
31	J.P. Morgan	10-Year Japanese Government Bond	9/2014	(44,432,842)	(44,569,863)	(137,021)
1,235	J.P. Morgan	3-Month Euro Euribor Futures	12/2014	(421,678,803)	(422,094,942)	(416,139)
1,049	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	(358,069,970)	(358,506,412)	(436,442)
739	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	(252,485,806)	(252,535,463)	(49,657)
256	J.P. Morgan	90-Day EURODollar Futures	6/2015	(63,635,196)	(63,670,400)	(35,204)
353	J.P. Morgan	90-Day Sterling Futures	9/2015	(74,338,416)	(74,329,930)	8,486
372	J.P. Morgan	90-Day Sterling Futures	12/2015	(78,179,770)	(78,155,615)	24,155
373	J.P. Morgan	90-Day Sterling Futures	3/2016	(78,231,751)	(78,214,102)	17,649
380	J.P. Morgan	90-Day Sterling Futures	6/2016	(79,599,616)	(79,535,603)	64,013
2,415	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	(269,208,086)	(274,342,482)	(5,134,396)
893	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2014	(206,596,776)	(206,564,571)	32,205
628	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(145,210,105)	(145,207,160)	2,945
932	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(215,390,983)	(215,367,509)	23,474
103	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2014	(29,047,949)	(29,045,698)	2,251
14	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(3,948,213)	(3,947,959)	254
12	J.P. Morgan	Mini Japanese 10-Year Treasury Bond	9/2014	(1,719,670)	(1,725,167)	(5,497)
6	J.P. Morgan	U.S. Treasury 2-Year Note Futures	9/2014	(1,318,302)	(1,317,563)	739
7	J.P. Morgan	U.S. Treasury 5-Year Note Futures	9/2014	(837,312)	(836,227)	1,085

				(2,870,759,217)	(2,880,438,119)	(9,678,902)

				$(1,018,846,098)	$(1,027,715,538)	$(8,869,440)

Cash held as collateral at Barclays Capital, Deutsche Bank, Goldman Sachs and J.P. Morgan for futures contracts was $48,837,328, $2,079, $10,272,190 and $17,334,917, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

128	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	109,126,500	$100,794,226	$102,327,841	$1,533,615
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	109,126,500	100,794,391	102,327,841	1,533,450
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	107,937,500	46,678,040	47,772,853	1,094,813
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	107,937,500	46,678,027	47,772,853	1,094,826
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	18,035,500	16,620,808	16,869,520	248,712
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	18,035,500	16,620,841	16,869,520	248,679
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	1,306,000	1,461,424	1,473,698	12,274
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	1,306,000	1,461,421	1,473,698	12,277
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	200,000,000	359,487	358,695	(792)
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	200,000,000	359,491	358,695	(796)
Columbian Peso, Expiring 09/17/14*	Credit Suisse International	COP	1,493,000,000	781,060	790,873	9,813
Columbian Peso, Expiring 09/17/14*	The Royal Bank of Scotland	COP	1,493,000,000	781,063	790,873	9,810
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	5,500,000	273,344	274,626	1,282
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	5,500,000	273,329	274,626	1,297
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	1,313,500	239,828	241,346	1,518
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	1,313,500	239,828	241,346	1,518
Euro, Expiring 09/17/14	Credit Suisse International	EUR	40,093,500	54,567,471	54,916,179	348,708
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	42,052,500	57,227,346	57,599,427	372,081
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	53,983,498	91,015,892	92,327,786	1,311,894
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	53,983,498	91,016,166	92,327,786	1,311,620
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	2,891,199,999	12,896,831	12,745,745	(151,086)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	2,891,199,999	12,896,754	12,745,745	(151,009)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	4,000,000	1,163,337	1,165,168	1,831
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	4,000,000	1,163,715	1,165,168	1,453
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	928,230,000	15,442,578	15,140,527	(302,051)
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	928,230,000	15,442,487	15,140,527	(301,960)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	4,280,558,500	42,078,924	42,278,096	199,172

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	129

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	5,297,276,500	$52,058,883	$52,319,987	$261,104
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	46,765,584,504	45,600,673	46,075,092	474,419
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	47,465,584,503	46,286,409	46,764,758	478,349
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	10,000,000	770,452	766,685	(3,767)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	10,000,000	770,451	766,685	(3,766)
Malaysian Ringgit, Expiring 09/17/14*	Credit Suisse International	MYR	36,891,500	11,349,364	11,418,776	69,412
Malaysian Ringgit, Expiring 09/17/14*	The Royal Bank of Scotland	MYR	36,891,500	11,349,325	11,418,776	69,451
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	100,598,002	16,705,736	16,351,516	(354,220)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	100,598,000	16,705,668	16,351,515	(354,153)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	219,160,500	184,778,965	190,476,394	5,697,429
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	219,160,498	184,778,556	190,476,391	5,697,835
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	10,000,000	229,149	228,755	(394)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	10,000,000	229,152	228,755	(397)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	66,646,500	21,851,699	21,838,618	(13,081)
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	66,646,499	21,851,517	21,838,619	(12,898)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	1,448,267,000	40,998,869	41,855,891	857,022
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	1,468,267,000	41,569,430	42,433,904	864,474
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	69,709,500	10,487,789	10,424,795	(62,994)
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	69,709,500	10,487,897	10,424,795	(63,102)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	6,350,000	5,079,288	5,092,780	13,492
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	6,350,000	5,079,206	5,092,780	13,574
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	56,159,500	26,157,873	26,086,847	(71,026)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	56,159,500	26,157,716	26,086,847	(70,869)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	330,927,999	11,053,508	11,094,434	40,926
Taiwanese Dollar, Expiring 09/17/14*	The Royal Bank of Scotland	TWD	330,927,998	11,053,597	11,094,434	40,837
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	26,413,500	2,436,849	2,451,410	14,561
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	26,413,499	2,436,837	2,451,410	14,573

				$1,537,642,967	$1,559,682,707	$22,039,740

The accompanying notes are an integral part of these financial statements.	(Continued)

130	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(16,790,000)	$(15,699,458)	$(15,743,972)	$(44,514)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(16,790,000)	(15,699,329)	(15,743,972)	(44,643)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(39,550,000)	(17,001,304)	(17,504,726)	(503,422)
Brazilian Real, Expiring 09/17/14*	The Royal Bank of Scotland	BRL	(39,550,000)	(17,001,037)	(17,504,726)	(503,689)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(26,531,499)	(24,337,357)	(24,816,261)	(478,904)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(26,894,498)	(24,670,633)	(25,155,792)	(485,159)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(29,408,500)	(32,856,586)	(33,184,716)	(328,130)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(35,565,500)	(39,721,320)	(40,132,309)	(410,989)
Chilean Peso, Expiring 09/17/14*	Credit Suisse International	CLP	(8,161,958,500)	(14,670,182)	(14,638,261)	31,921
Chilean Peso, Expiring 09/17/14*	The Royal Bank of Scotland	CLP	(8,161,958,500)	(14,670,248)	(14,638,261)	31,987
Czech Republic Koruna, Expiring 09/17/14	Credit Suisse International	CZK	(134,973,000)	(6,705,223)	(6,739,495)	(34,272)
Czech Republic Koruna, Expiring 09/17/14	The Royal Bank of Scotland	CZK	(134,973,000)	(6,705,259)	(6,739,495)	(34,236)
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	(7,968,000)	(1,453,253)	(1,464,059)	(10,806)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(56,247,774)	(76,531,734)	(77,042,735)	(511,001)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(57,010,773)	(77,567,019)	(78,087,816)	(520,797)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,884)	(168)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(150,891)	(9,115)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,499)	(63,436)	(3,937)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,915)	(185)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,995)	(244)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(5,318,000)	(8,891,660)	(9,095,356)	(203,696)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(6,157,000)	(10,293,681)	(10,530,295)	(236,614)
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	(82,798,500)	(10,681,361)	(10,678,831)	2,530
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	(82,798,500)	(10,681,403)	(10,678,831)	2,572
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(1,270,000,000)	(5,591,848)	(5,598,748)	(6,900)
Hungarian Forint, Expiring 09/17/14	The Royal Bank of Scotland	HUF	(1,270,000,000)	(5,591,250)	(5,598,748)	(7,498)
Indonesian Rupiah, Expiring 09/17/14*	Credit Suisse International	IDR	(38,748,640,496)	(3,220,534)	(3,220,632)	(98)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	131

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 09/17/14*	The Royal Bank of Scotland	IDR	(38,748,640,498)	$(3,220,513)	$(3,220,632)	$(119)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(63,712,501)	(18,380,450)	(18,558,923)	(178,473)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(63,712,500)	(18,380,314)	(18,558,922)	(178,608)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	(245,000,000)	(4,018,325)	(3,996,240)	22,085
Indian Rupee, Expiring 09/17/14*	The Royal Bank of Scotland	INR	(245,000,000)	(4,018,313)	(3,996,240)	22,073
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(10,949,698,499)	(107,001,567)	(108,147,665)	(1,146,098)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(11,678,032,497)	(114,096,887)	(115,341,254)	(1,244,367)
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	(1,150,000,000)	(1,125,303)	(1,133,021)	(7,718)
Korean Won, Expiring 09/17/14*	The Royal Bank of Scotland	KRW	(1,450,000,000)	(1,417,977)	(1,428,592)	(10,615)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(982,393,001)	(75,296,364)	(75,318,496)	(22,132)
Mexican Peso, Expiring 09/17/14	The Royal Bank of Scotland	MXN	(982,393,001)	(75,294,733)	(75,318,496)	(23,763)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(424,679,000)	(69,892,669)	(69,028,660)	864,009
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(435,528,000)	(71,675,626)	(70,792,091)	883,535
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(16,473,500)	(13,828,014)	(14,317,420)	(489,406)
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	(16,473,500)	(13,828,490)	(14,317,420)	(488,930)
Peru Nuevo Sol, Expiring 09/17/14*	Credit Suisse International	PEN	(360,000)	(128,617)	(127,568)	1,049
Peru Nuevo Sol, Expiring 09/17/14*	The Royal Bank of Scotland	PEN	(360,000)	(128,617)	(127,568)	1,049
Philippine Peso, Expiring 09/17/14*	Credit Suisse International	PHP	(32,400,000)	(737,628)	(741,165)	(3,537)
Philippine Peso, Expiring 09/17/14*	The Royal Bank of Scotland	PHP	(32,400,000)	(737,632)	(741,165)	(3,533)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(4,700,000)	(1,530,373)	(1,540,089)	(9,716)
Poland Zloty, Expiring 09/17/14	The Royal Bank of Scotland	PLN	(4,700,000)	(1,530,440)	(1,540,089)	(9,649)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	(10,000,000)	(288,142)	(289,006)	(864)
Russian Ruble, Expiring 09/17/14*	The Royal Bank of Scotland	RUB	(10,000,000)	(288,138)	(289,006)	(868)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(972,455,000)	(145,482,524)	(145,427,008)	55,516
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	(990,177,999)	(148,135,841)	(148,077,416)	58,425
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(106,084,000)	(84,423,601)	(85,080,718)	(657,117)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(106,084,000)	(84,424,050)	(85,080,719)	(656,669)
Thailand Baht, Expiring 09/17/14	Credit Suisse International	THB	(53,760,500)	(1,634,421)	(1,650,531)	(16,110)

The accompanying notes are an integral part of these financial statements.	(Continued)

132	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Thailand Baht, Expiring 09/17/14	The Royal Bank of Scotland	THB	(53,760,500)	$(1,634,430)	$(1,650,531)	$(16,101)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(57,800,000)	(26,751,266)	(26,848,881)	(97,615)
Turkish Lira, Expiring 09/17/14	The Royal Bank of Scotland	TRY	(57,800,000)	(26,750,393)	(26,848,881)	(98,488)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(92,500,000)	(8,547,834)	(8,584,827)	(36,993)
South African Rand, Expiring 09/17/14	The Royal Bank of Scotland	ZAR	(92,500,000)	(8,547,931)	(8,584,827)	(36,896)

				(1,573,634,574)	(1,581,471,225)	(7,836,651)

				$(35,991,607)	$(21,788,518)	$14,203,089

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $8,401 at June 30, 2014. Cash held as collateral for Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts were $9,180,000 and $3,480,000, respectively at June 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	133

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank of America	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	5.5 years maturity 08/12/2019	$(94,408)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Cayman Islands
Herbalife Ltd.	(22,591)	$(1,463,671)	$5,648

Net Cash and Other Receivables/ (Payables) (b)			(100,056)

Swaps, at Value			$(94,408)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral for this position to Bank of America is included in the collateral for total return swap contracts.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$1,107,463

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	24,076	$1,362,777	$112,612

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Coca-Cola HBC AG	365	$8,638	$(258)
Wolseley PLC	41,749	2,318,506	(31,450)

			(31,708)

The accompanying notes are an integral part of these financial statements.	(Continued)

134	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Anglo American PLC	12,674	$338,616	$(27,997)
Ashtead Group PLC	84,231	1,293,907	(33,818)
Associated British Foods PLC	85,296	4,277,599	170,803
Aviva PLC	811,700	6,225,028	856,878
Babcock International Group PLC	375,211	6,850,585	607,454
BAE Systems PLC	461,165	3,124,794	290,933
Barratt Developments PLC	517,769	2,852,380	455,870
Berkeley Group Holdings PLC	9,124	348,869	28,245
BP PLC	586,232	4,757,348	404,967
British Sky Broadcasting Group PLC	5,245	74,213	6,903
BT Group PLC	310,057	1,995,372	42,032
Centrica PLC	66,905	396,525	(39,010)
Cobham PLC	27,298	144,541	1,302
Compass Group PLC	47,332	759,987	62,948
Darty PLC	13,527	13,835	8,955
Direct Line Insurance Group PLC	675,313	2,844,342	272,135
Drax Group PLC	241,007	2,577,562	61,008
DS Smith PLC	349,426	1,786,652	(131,916)
Experian PLC	19,922	353,055	(16,469)
G4S PLC	130,471	542,258	27,355
GKN PLC	1,005,477	4,984,524	1,257,457
GlaxoSmithKline PLC	60,044	1,634,111	(35,428)
HSBC Holdings PLC	189,334	1,997,041	(76,233)
Imperial Tobacco Group PLC	37,307	1,593,629	84,741
Inchcape PLC	285,979	2,478,443	623,854
Inmarsat PLC	20,437	255,586	5,631
Investec PLC	326,039	2,410,744	593,121
ITV PLC	1,231,769	3,953,938	(200,181)
J Sainsbury PLC	414,749	2,702,731	(463,934)
Kazakhmys PLC	2,043	10,449	165
Kingfisher PLC	572,254	3,762,116	(249,106)
Legal & General Group PLC	502,297	1,486,549	448,550
Lloyds Banking Group PLC	2,962,317	3,788,939	(23,615)
Michael Page International PLC	3,469	29,744	(4,168)
Mondi PLC	147,878	2,545,865	138,846
National Grid PLC	109,182	1,463,973	107,900
Next PLC	74,843	6,113,278	2,172,075
Reckitt Benckiser Group PLC	34,884	2,832,623	209,093
Rexam PLC	41,431	406,213	(27,000)
Rolls-Royce Holdings PLC	10,986	171,285	29,437
Rolls-Royce Holdings PLC	3,855,314	132	6,466
RSA Insurance Group PLC	2,539	20,000	621

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Serco Group PLC	301,724	$2,312,358	$(427,470)
Severn Trent PLC	18,312	553,108	52,246
Shire PLC	34,922	1,883,822	855,568
Smith & Nephew PLC	21,920	303,678	84,262
Smiths Group PLC	22,351	515,119	(19,826)
Spirax-Sarco Engineering PLC	5,418	264,793	(11,542)
Standard Life PLC	163,485	1,017,910	27,984
Tate & Lyle PLC	336,335	4,230,763	(295,659)
Tesco PLC	500,320	2,952,924	(521,276)
Travis Perkins PLC	181,157	5,203,872	(130,506)
United Utilities Group PLC	40,391	516,257	93,249
Vodafone Group PLC	49,479	193,004	(27,632)
Whitbread PLC	4,439	321,657	13,223
William Hill PLC	417,178	2,895,055	(552,789)
WPP PLC	63,179	1,399,934	(23,145)

			6,763,557

Total of Long Equity Positions			6,844,461

Short Positions

United Kingdom
Admiral Group PLC	(120,775)	(2,576,671)	(623,467)
Aggreko PLC	(194,849)	(5,690,846)	189,645
AMEC PLC	(55,037)	(1,070,956)	(71,879)
Antofagasta PLC	(158,688)	(2,199,704)	126,611
ARM Holdings PLC	(108,891)	(1,674,036)	36,655
Barclays PLC	(153,469)	(623,942)	64,888
BG Group PLC	(102,189)	(2,037,509)	(118,820)
British American Tobacco PLC	(74,216)	(3,906,107)	(509,914)
Bunzl PLC	(84,864)	(2,038,284)	(317,669)
Burberry Group PLC	(425,160)	(10,383,381)	(407,622)
Capita PLC	(87,099)	(1,296,135)	(410,245)
Carnival PLC	(57,922)	(2,360,905)	176,026
Croda International PLC	(75,013)	(3,191,956)	366,882
Diageo PLC	(149,315)	(4,847,495)	91,946
Eurasian Natural Resources Corp. PLC	(2,433)	(9,254)	(112)
ICAP PLC	(347,404)	(2,149,706)	(107,355)
IMI PLC	(154,173)	(3,845,911)	(74,305)
Informa PLC	(54,819)	(481,034)	31,902
InterContinental Hotels Group PLC	(84,418)	(2,723,277)	(769,211)
Intertek Group PLC	(111,594)	(5,934,816)	687,941
John Wood Group PLC	(22,496)	(293,596)	(16,584)
Johnson Matthey PLC	(87,956)	(4,144,622)	(519,286)
Lonmin PLC	(104,325)	(469,349)	45,845
Man Group PLC	(1,396,294)	(2,229,978)	(282,962)
Marks & Spencer Group PLC	(339,887)	(2,559,471)	87,029
Meggitt PLC	(73,184)	(615,118)	(18,513)
Old Mutual PLC	(252,036)	(818,220)	(33,527)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	135

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Pearson PLC	(286,012)	$(6,053,623)	$406,454
Pennon Group PLC	(79,458)	(867,349)	(200,667)
Petrofac Ltd.	(204,463)	(4,423,391)	217,627
Prudential PLC	(172,093)	(3,691,597)	(251,304)
Royal Bank of Scotland Group PLC	(103,862)	(603,778)	20,051
SABMiller PLC	(107,622)	(5,382,714)	(854,519)
Sports Direct International PLC	(107,109)	(1,438,249)	143,947
SSE PLC	(10,160)	(247,276)	(24,901)
Standard Chartered PLC	(64,823)	(1,083,852)	(241,136)
Taylor Wimpey PLC	(764,894)	(1,431,588)	(59,227)
Telecity Group PLC	(78,367)	(1,012,778)	2,027
Vedanta Resources PLC	(27,104)	(380,213)	(133,825)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Weir Group PLC/The	(233,072)	$(8,165,599)	$(2,277,772)
WM Morrison Supermarkets PLC	(409,192)	(1,389,640)	106,306

Total of Short Equity Positions			(5,523,040)

Total of Long and Short Equity Positions			1,321,421

Net Cash and Other Receivables/(Payables) (b)			(213,958)

Swaps, at Value			$1,107,463

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $34,482,960 for the total return basket swaps at June 30, 2014.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$6,126,216

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	5,356	$663,380	$42,737
Airbus Group NV	38,690	2,318,766	275,321
Arkema SA	52,717	5,723,154	(600,836)
AtoS	55,580	4,067,863	561,438
Cap Gemini SA	38,161	1,895,408	827,905
Casino Guichard Perrachon SA	1,691	223,873	321

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Cie Generale des Etablissements Michelin	63,730	6,198,745	1,410,758
CNP Assurances	16,436	358,285	(17,158)
Eiffage SA	3,307	241,898	(17,032)
Etablissements Maurel et Prom	29,465	497,346	7,742
GDF Suez	52,338	1,495,942	(53,949)

The accompanying notes are an integral part of these financial statements.	(Continued)

136	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Groupe Eurotunnel SA	49,386	$593,948	$74,200
Iliad SA	15,053	3,717,523	836,140
Imerys SA	8,207	690,323	1,810
JCDecaux SA	9,927	393,785	(23,024)
Lagardere SCA	114,973	3,839,982	(93,981)
Natixis	64,625	448,239	(33,482)
Orange SA	297,228	4,498,313	204,523
Publicis Groupe SA	9,310	754,825	34,258
Renault SA	56,637	4,541,345	578,340
Rexel SA	182,297	4,316,653	(53,169)
Safran SA	3,469	197,778	29,320
Sanofi	27,748	2,700,025	249,298
SCOR SE	957	33,355	(403)
SES SA	28,098	1,028,850	37,391
Societe BIC SA	17,367	2,046,535	329,929
Societe Generale SA	983	57,502	(5,951)
Suez Environnement Co.	294,100	4,258,884	1,367,300
Thales SA	25,395	1,343,046	192,448
Total SA	98,112	5,872,498	1,225,875
Valeo SA	82,798	5,564,602	5,544,790
Vivendi SA	200,641	4,776,715	133,284
Wendel SA	1,078	160,797	(6,358)

			13,059,785

Total of Long Equity Positions			13,059,785

Short Positions

France
Accor SA	(33,112)	(1,221,396)	(499,618)
Air France-KLM	(56,844)	(792,578)	76,108
Air Liquide SA	(5,401)	(720,113)	(9,718)
Alcatel-Lucent	(1,388,586)	(2,552,438)	(2,439,633)
Alstom SA	(79,071)	(2,575,521)	(296,130)
Bouygues SA	(30,142)	(947,285)	(306,929)
Carrefour SA	(38,638)	(1,391,247)	(33,498)
CGG SA	(136,571)	(2,699,077)	764,306
Christian Dior SA	(4,305)	(786,475)	(70,644)
Cie de St-Gobain	(27,044)	(1,378,787)	(147,096)
Credit Agricole SA	(4,489)	(68,610)	5,231
Danone SA	(5,304)	(364,458)	(29,939)
Dassault Systemes SA	(3,700)	(469,726)	(6,024)
Edenred	(6,548)	(198,477)	(85)
Electricite de France SA	(49,737)	(1,578,992)	12,879

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Essilor International SA	(6,330)	$(662,432)	$(8,396)
Eutelsat Communications SA	(87,365)	(2,938,819)	(97,088)
Faurecia	(28,346)	(835,125)	(234,485)
Hermes International	(2,669)	(946,695)	(38,928)
Ingenico	(5,673)	(501,064)	7,673
Kering	(21,614)	(4,637,841)	(103,645)
Lafarge SA	(23,971)	(1,728,664)	(355,834)
L’Oreal SA	(8,346)	(1,385,273)	(51,734)
LVMH Moet Hennessy Louis Vuitton SA	(44,311)	(8,222,072)	(328,571)
Neopost SA	(13,110)	(808,011)	(173,859)
Nexans SA	(1,303)	(78,936)	10,628
Pernod Ricard SA	(24,631)	(2,784,878)	(173,811)
Peugeot SA	(219,809)	(3,083,432)	(168,783)
Remy Cointreau SA	(18,729)	(1,647,459)	(77,065)
Schneider Electric SE	(12,540)	(1,041,018)	(141,421)
Sodexo	(3,851)	(374,587)	(39,777)
Technip SA	(40,120)	(3,783,075)	(600,491)
Vallourec SA	(158,770)	(8,512,538)	1,395,494
Veolia Environnement SA	(428,319)	(5,204,723)	(2,955,067)
Vinci SA	(15,264)	(1,123,308)	(17,810)
Zodiac Aerospace	(3,990)	(97,668)	(37,423)

			(7,171,183)

Total of Short Equity Positions			(7,171,183)

Total of Long and Short Equity Positions			5,888,602

Net Cash and Other Receivables/(Payables) (b)			237,614

Swaps, at Value			$6,126,216

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	137

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(316,650)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

India
Reliance Industries Ltd.	43,667	$1,299,007	$167,201
State Bank of India	7,761	642,158	49,223

			216,424

Korea, Republic of Samsung Electronics Co., Ltd.	14,991	10,023,088	(345,670)

Russia
Gazprom OAO	279,252	2,563,296	(136,886)
Lukoil OAO	38,094	2,494,459	(225,254)
MMC Norilsk Nickel OJSC	39,266	751,622	26,238
Rosneft OAO	40,251	321,855	(28,041)
Sistema JSFC	58,835	1,709,739	102,250
Surgutneftegas OAO	134,541	1,020,596	16,946
Tatneft OAO	17,068	623,803	37,581

			(207,166)

Total of Long Equity Positions			(336,412)

Net Cash and Other Receivables/(Payables) (b)			19,762

Swaps, at Value			$(316,650)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

138	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(1,310,780)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
Caracal Energy, Inc.	967,561	$8,955,919	$115,543
Dixons Retail PLC	281,909	217,326	22,728
Heritage Oil PLC	1,549,297	8,358,249	107,884
Kentz Corp. Ltd.	238,474	3,783,524	(5,268)

			240,887

Total of Long Equity Positions			240,887

Short Positions

United Kingdom
AMEC PLC	(522,439)	(9,624,247)	(1,224,123)
Carphone Warehouse Group PLC	(43,734)	(223,075)	(18,271)

			(1,242,394)

Total of Short Equity Positions			(1,242,394)

Total of Long and Short Equity Positions			(1,001,507)

Net Cash and Other Receivables/(Payables) (b)			(309,273)

Swaps, at Value			$(1,310,780)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	139

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 10/16/2014	$(122,543)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Australand Property Group	1,037,988	$4,415,251	$(70,656)
David Jones Ltd.	4,499,719	16,708,689	11,041
Envestra Ltd.	6,869,133	7,505,252	1,294,880
Goodman Fielder Ltd.	4,968,095	3,198,541	(12,969)
PanAust Ltd.	2,865,717	5,919,838	179,917
SAI Global Ltd.	357,488	1,715,294	10,159

			1,412,372

Total of Long Equity Positions			1,412,372

Short Positions

Australia
APA Group	(636,077)	(3,755,006)	(381,934)
Stockland	(345,607)	(1,286,656)	22,611

			(359,323)

Total of Short Equity Positions			(359,323)

Total of Long and Short Equity Positions			1,053,049

Net Cash and Other Receivables/(Payables) (b)			(1,175,592)

Swaps, at Value			$(122,543)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

140	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 05/11/2015	$(8,885)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Groupe Steria SCA	12,869	$355,687	$(18,414)

Short Positions

France
Sopra Group SA	(3,206)	(360,907)	9,663

Total of Long and Short Equity Positions			(8,751)

Net Cash and Other Receivables/ (Payables) (b)			(134)

Swaps, at Value			$(8,885)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swaps.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	1 to 24 months maturity ranging from 07/24/2014 - 07/23/2015	$61,079,913

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Alkermes PLC	39,100	$1,558,486	$409,417
Covidien PLC	12,700	786,739	358,547
Seagate Technology PLC	34,100	1,499,873	437,689

			1,205,653

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore
Avago Technologies Ltd.	42,800	$1,667,752	$1,416,844
Flextronics International Ltd.	980,000	7,852,248	2,996,352

			4,413,196

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	141

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden
Autoliv, Inc.	24,100	$2,009,365	$559,213

Switzerland
Allied World Assurance Co. Holdings AG	65,562	2,086,183	406,484
TE Connectivity Ltd.	203,200	9,912,407	2,653,481
Tyco International Ltd.	250,900	8,962,182	2,478,858

			5,538,823

United Kingdom
Aon PLC	24,000	1,789,123	373,037
Delphi Automotive PLC	48,600	3,056,602	284,162
Willis Group Holdings PLC	3,800	158,349	6,191

			663,390

United States
3M Co.	6,100	713,738	160,026
Aaron’s, Inc.	1,700	59,257	1,331
Abbott Laboratories	143,900	5,205,048	680,462
AbbVie, Inc.	153,700	7,806,572	868,256
Accenture PLC	34,400	2,587,568	193,328
ACE Ltd.	25,900	2,453,766	232,064
Activision Blizzard, Inc.	283,000	4,778,133	1,532,767
Acxiom Corp.	47,100	1,334,811	(313,212)
Advance Auto Parts, Inc.	49,300	4,353,660	2,297,896
Advent Software, Inc.	15,300	504,283	(5,962)
AECOM Technology Corp.	159,601	5,298,650	(159,497)
AES Corp.	99,586	1,306,855	241,708
Aetna, Inc.	39,600	2,549,456	661,312
AGCO Corp.	34,400	1,935,982	(2,014)
Agilent Technologies, Inc.	35,700	1,855,156	195,452
Akamai Technologies, Inc.	28,100	1,527,859	187,927
Alaska Air Group, Inc.	64,400	3,944,500	2,176,720
Alexion Pharmaceuticals, Inc.	44,800	7,447,667	(447,667)
Allergan, Inc.	7,430	1,224,764	32,540
Alliant Energy Corp.	2,800	144,903	25,505
Alliant Techsystems, Inc.	14,200	1,353,401	548,263
Allscripts Healthcare Solutions, Inc.	13,500	210,163	6,512
Allstate Corp./The	26,300	1,370,230	174,106
Alpha Natural Resources, Inc.	266,700	1,280,084	(290,627)
Altria Group, Inc.	34,800	1,295,262	164,250
Amazon.com, Inc.	28,100	9,298,516	(172,198)
Amdocs Ltd.	58,100	2,299,724	392,049
Ameren Corp.	39,100	1,414,441	183,967
American Capital Ltd.	537,260	7,145,893	1,068,812
American Eagle Outfitters, Inc.	66,900	1,017,065	(266,447)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Electric Power Co., Inc.	58,300	$2,743,881	$507,510
American Financial Group, Inc.	49,500	2,587,860	360,360
American International Group, Inc.	15,700	822,779	34,127
American Water Works Co., Inc.	25,800	1,096,757	179,053
Ameriprise Financial, Inc.	20,500	1,995,600	464,400
AmerisourceBergen Corp.	11,435	716,362	114,505
Amgen, Inc.	49,900	5,478,152	428,511
Anadarko Petroleum Corp.	74,100	6,871,525	1,240,202
Analog Devices, Inc.	19,900	955,142	120,851
Anixter International, Inc.	1,000	81,630	18,440
ANN, Inc.	21,600	865,542	23,082
AO Smith Corp.	83,100	3,503,347	616,751
Apache Corp.	3,800	379,440	2,916
Apollo Education Group, Inc.	20,000	561,326	63,674
Applied Materials, Inc.	213,300	3,537,767	1,272,148
Archer-Daniels-Midland Co.	216,200	8,282,000	1,254,582
ARIAD Pharmaceuticals, Inc.	740,100	4,994,053	(279,616)
Armstrong World Industries, Inc.	2,200	125,840	506
ARRIS Group, Inc.	4,158	63,481	71,778
Arrow Electronics, Inc.	55,900	2,487,398	889,521
Arthur J. & Gallager Corp.	11,600	531,530	9,030
Ascena Retail Group, Inc.	13,700	241,721	(7,451)
Associated Banc-Corp.	48,700	810,368	70,128
Assurant, Inc.	83,400	4,635,374	831,496
AT&T, Inc.	50,400	1,775,635	6,509
Atmos Energy Corp.	8,000	350,923	76,277
Autodesk, Inc.	74,500	3,219,289	981,021
Avery Dennison Corp.	29,100	1,389,020	102,355
Avnet, Inc.	102,700	3,747,791	802,846
Axis Capital Holdings Ltd.	59,300	2,730,828	(105,024)
Baker Hughes, Inc.	58,000	4,145,065	173,035
Ball Corp.	42,500	2,103,501	560,399
Bank of America Corp.	12,700	197,352	(2,153)
Barnes & Noble, Inc.	64,700	1,143,118	331,395
Becton Dickinson and Co.	1,300	135,083	18,707
Best Buy Co., Inc.	211,400	6,092,334	463,180
Big Lots, Inc.	30,687	1,144,525	257,871
Biogen Idec, Inc.	34,500	8,770,086	2,108,109
Boeing Co./The	22,700	3,040,291	(152,170)
Boston Scientific Corp.	660,500	6,582,163	1,852,422

The accompanying notes are an integral part of these financial statements.	(Continued)

142	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brinker International, Inc.	20,100	$831,510	$146,355
Bristol-Myers Squibb Co.	45,800	2,205,798	15,960
Bristow Group, Inc.	5,300	368,138	59,148
Broadcom Corp.	2,200	73,321	8,343
Broadridge Financial Solutions, Inc.	37,300	1,280,169	273,003
Brocade Communications Systems, Inc.	1,556,600	10,635,994	3,684,726
Brown & Brown, Inc.	23,400	779,009	(60,395)
Bruker Corp.	23,100	440,553	120,084
Bunge Ltd.	22,000	1,654,329	9,751
CA, Inc.	148,800	4,412,105	(135,593)
Cabot Corp.	19,061	941,876	163,471
Cabot Oil & Gas Corp.	122,300	4,521,352	(346,030)
Capital One Financial Corp.	65,800	4,887,800	547,280
Cardinal Health, Inc.	110,900	6,295,172	1,308,132
Career Education Corp.	127,803	472,871	125,247
CareFusion Corp.	107,700	4,164,950	611,545
Carlisle Cos., Inc.	16,500	1,119,059	310,171
Carter’s, Inc.	23,700	1,725,492	(91,851)
Catamaran Corp.	7,600	365,995	(30,379)
CBOE Holdings, Inc.	21,200	1,107,235	(63,983)
CBS Corp.	69,500	3,976,705	342,025
Celanese Corp.	14,700	728,524	216,392
Celgene Corp.	101,400	7,596,476	1,111,756
CenterPoint Energy, Inc.	49,700	1,214,964	54,374
CF Industries Holdings, Inc.	16,900	3,162,641	902,316
Charles River Laboratories International, Inc.	47,700	2,276,841	276,063
Chevron Corp.	55,600	7,050,861	207,719
Chico’s FAS, Inc.	91,100	1,545,904	(848)
Chubb Corp./The	1,100	98,409	2,978
Church & Dwight Co., Inc.	4,400	279,845	27,935
Cigna Corp.	134,800	10,965,620	1,431,936
Cimarex Energy Co.	33,600	3,584,384	1,235,872
Cinemark Holdings, Inc.	32,800	954,480	205,328
Cintas Corp.	24,300	1,155,951	388,071
Cisco Systems, Inc.	219,690	5,149,627	309,670
Civeo Corp.	8,900	180,866	41,901
CLARCOR, Inc.	400	22,032	2,708
Cleco Corp.	3,400	166,226	34,204
Cobalt International Energy, Inc.	125,400	2,274,667	26,423
Coca-Cola Enterprises, Inc.	131,700	4,924,213	1,368,413

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cognizant Technology Solutions Corp.	23,750	$1,154,440	$7,173
Colfax Corp.	5,800	368,893	63,439
Colgate-Palmolive Co.	18,300	1,194,570	53,124
Comcast Corp.	38,900	1,748,013	340,139
Commercial Metals Co.	203,600	3,125,793	398,523
Computer Sciences Corp.	181,800	8,782,996	2,706,764
Compuware Corp.	158,355	1,770,123	(188,156)
Comtech Telecommunications Corp.	2,140	58,936	20,951
ConocoPhillips	130,800	9,014,904	2,198,580
Consolidated Edison, Inc.	14,600	849,347	(6,343)
Convergys Corp.	81,834	1,649,902	104,619
Conversant, Inc.	6,769	171,429	504
Con-way, Inc.	52,600	2,146,080	505,486
Cooper Cos., Inc./The	17,300	2,188,917	155,752
Copart, Inc.	4,100	149,144	(1,708)
CoreLogic, Inc.	48,000	1,498,940	(41,660)
Corning, Inc.	5,000	107,756	1,994
Costco Wholesale Corp.	9,800	1,162,762	(34,194)
Covance, Inc.	4,400	350,372	26,180
Crane Co.	42,053	2,675,373	451,688
Crocs, Inc.	62,151	839,423	94,707
Crown Holdings, Inc.	101,700	4,378,826	681,766
Cummins, Inc.	25,200	2,977,128	910,980
CVS Caremark Corp.	101,100	6,689,815	930,092
Cytec Industries, Inc.	43,200	3,247,344	1,306,800
Delta Air Lines, Inc.	251,400	5,118,045	4,616,163
Deluxe Corp.	4,400	209,430	48,322
Devon Energy Corp.	15,400	1,037,292	185,468
Diamond Offshore Drilling, Inc.	21,900	1,098,339	(11,442)
Dillard’s, Inc.	71,200	5,916,154	2,386,478
Discover Financial Services	172,800	8,774,982	1,935,162
DISH Network Corp.	89,200	4,409,975	1,395,161
Dolby Laboratories, Inc.	1,900	64,220	17,860
Dollar General Corp.	19,897	1,132,589	8,703
Dollar Tree, Inc.	46,448	2,481,253	48,305
Domino’s Pizza, Inc.	64,800	4,117,611	618,621
Donaldson Co., Inc.	11,000	422,047	43,473
Dover Corp.	9,300	687,965	157,870
Dr Pepper Snapple Group, Inc.	13,200	640,742	132,514
Dresser-Rand Group, Inc.	4,100	242,982	18,311
Dril-Quip, Inc.	9,300	1,014,624	1,308
DST Systems, Inc.	26,200	1,915,561	499,293
DSW, Inc.	17,898	499,317	753
DTE Energy Co.	63,600	4,452,902	499,630

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	143

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
East West Bancorp., Inc.	39,000	$1,228,065	$136,545
Eastman Chemical Co.	6,900	555,206	47,509
eBay, Inc.	66,641	3,506,160	(170,112)
Edison International	82,600	4,127,684	672,202
Electronic Arts, Inc.	76,800	2,203,106	551,710
Eli Lilly & Co.	61,500	3,115,172	708,283
EMCOR Group, Inc.	20,000	852,171	38,429
Endurance Specialty Holdings Ltd.	1,100	56,366	383
Energen Corp.	12,700	1,004,982	123,794
Energizer Holdings, Inc.	8,800	876,405	197,459
Entergy Corp.	14,400	978,928	203,168
EOG Resources, Inc.	91,600	8,817,548	1,886,828
Equifax, Inc.	33,500	2,058,240	371,850
Era Group, Inc.	500	12,620	1,720
Estee Lauder Cos., Inc./The	12,400	906,524	14,300
Esterline Technologies Corp.	6,900	564,834	229,494
Everest Re Group Ltd.	35,800	4,646,840	1,098,702
Exelis, Inc.	19,600	332,230	578
Express Scripts Holding Co.	46,300	2,976,172	233,807
Exxon Mobil Corp.	16,600	1,601,151	70,137
Ezcorp, Inc.	4,900	90,993	(34,398)
Facebook, Inc.	342,700	20,249,820	2,810,463
Fair Isaac Corp.	19,423	987,849	250,562
FedEx Corp.	14,600	1,746,858	463,290
Fidelity National Information Services, Inc.	43,300	1,922,031	448,211
Fifth Third Bancorp.	103,191	1,964,938	238,189
First Republic Bank	7,100	356,960	33,469
First Solar, Inc.	72,300	2,950,466	2,187,172
Fiserv, Inc.	25,800	1,243,926	312,330
FleetCor Technologies, Inc.	34,100	4,022,648	471,732
Fluor Corp.	17,700	1,345,467	15,663
Foot Locker, Inc.	161,200	6,181,544	1,994,520
Forest Laboratories, Inc.	34,500	1,509,720	1,905,780
Fortinet, Inc.	13,000	295,530	31,160
Fossil Group, Inc.	2,900	303,178	(70)
Frontier Communications Corp.	189,000	956,961	146,799
Fulton Financial Corp.	48,200	599,608	(2,410)
GameStop Corp.	75,800	3,357,581	(289,955)
Gannett Co., Inc.	33,900	899,896	161,513
Gap, Inc./The	216,800	9,555,768	(543,392)
Gartner, Inc.	29,900	1,796,093	312,455
General Cable Corp.	37,800	1,063,284	(93,336)
Genpact Ltd.	27,600	474,004	9,824
Genuine Parts Co.	20,600	1,694,706	113,974

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Genworth Financial, Inc.	207,300	$3,052,975	$554,045
Goldman Sachs Group, Inc./The	28,900	4,700,885	138,131
Goodyear Tire & Rubber Co./The	195,800	3,787,962	1,651,362
Google, Inc.	2,400	1,316,235	86,973
Graham Holdings Co.	3,132	1,845,913	403,208
Groupon, Inc.	460,700	4,087,817	(1,037,983)
Guess?, Inc.	104,000	3,299,875	(491,875)
H&R Block, Inc.	90,100	2,811,450	208,702
Halliburton Co.	113,000	6,514,059	1,510,071
Hanesbrands, Inc.	29,700	2,026,633	897,035
Hanover Insurance Group, Inc./The	26,100	1,389,252	258,963
Harman International Industries, Inc.	59,400	3,892,297	2,489,045
Harris Corp.	8,100	581,809	31,766
Harsco Corp.	79,786	2,036,953	87,748
Hartford Financial Services Group, Inc./The	34,200	1,084,398	140,304
Hasbro, Inc.	28,000	1,270,640	214,760
HCA Holdings, Inc.	17,200	904,437	65,299
HCC Insurance Holdings, Inc.	23,900	1,095,098	74,568
Health Net, Inc.	103,200	3,426,373	860,555
Helix Energy Solutions Group, Inc.	103,900	2,664,488	69,121
Helmerich & Payne, Inc.	11,400	1,254,988	68,666
Henry Schein, Inc.	3,100	321,067	46,810
Hershey Co./The	11,900	1,103,129	55,574
Hertz Global Holdings, Inc.	31,500	894,728	(11,783)
Hess Corp.	97,700	7,238,195	2,423,358
Hewlett-Packard Co.	210,300	5,610,809	1,472,095
Hill-Rom Holdings, Inc.	62,100	2,202,013	375,758
Hillshire Brands Co./The	74,520	2,461,044	2,181,552
HollyFrontier Corp.	7,548	365,941	(36,169)
Home Depot, Inc./The	104,100	8,278,227	149,709
Honeywell International, Inc.	30,600	2,540,225	304,045
Hormel Foods Corp.	12,800	529,536	102,144
Howard Hughes Corp./The	3,800	565,093	34,661
HSN, Inc.	4,000	219,219	17,741
Hubbell, Inc.	12,000	1,276,680	201,120
Humana, Inc.	77,400	8,193,335	1,692,193
Huntington Bancshares, Inc.	211,300	1,817,113	198,689
Huntington Ingalls Industries, Inc.	5,100	502,612	(20,203)
Huntsman Corp.	32,300	579,107	328,523
Hyatt Hotels Corp.	700	33,478	9,208

The accompanying notes are an integral part of these financial statements.	(Continued)

144	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IAC/InterActiveCorp.	150,400	$8,632,314	$1,779,878
IDACORP, Inc.	1,100	61,417	2,196
Ingersoll-Rand PLC	86,700	4,467,528	952,088
Ingram Micro, Inc.	221,825	4,790,835	1,688,674
Ingredion, Inc.	48,800	3,043,355	618,597
Integrated Device Technology, Inc.	113,000	1,333,445	413,535
Integrys Energy Group, Inc.	1,229	76,702	10,717
Intel Corp.	17,000	507,331	17,969
International Flavors & Fragrances, Inc.	300	23,970	7,314
International Rectifier Corp.	33,400	861,815	70,045
Interpublic Group of Cos., Inc./The	198,400	3,112,265	758,519
Intersil Corp.	40,900	496,358	115,097
Intuit, Inc.	15,800	1,049,148	223,226
Invesco Ltd.	45,300	1,471,797	238,278
Itron, Inc.	14,500	617,745	(29,770)
ITT Corp.	138,500	4,700,209	1,961,641
Jabil Circuit, Inc.	369,600	7,888,662	(164,022)
Jack Henry & Associates, Inc.	5,600	272,963	59,845
Jarden Corp.	10,700	575,697	59,348
JDS Uniphase Corp.	198,300	2,569,973	(97,172)
JM Smucker Co./The	11,700	1,257,744	(10,875)
John Wiley & Sons, Inc.	300	18,040	137
Johnson & Johnson	72,100	6,585,317	957,785
Johnson Controls, Inc.	197,900	9,557,622	323,525
JPMorgan Chase & Co.	44,800	2,515,968	65,408
KBR, Inc.	149,100	4,632,744	(1,076,709)
KeyCorp.	263,800	3,176,152	604,102
Kimberly-Clark Corp.	31,500	3,172,312	331,118
KLA-Tencor Corp.	59,600	3,609,711	719,633
L-3 Communications Holdings, Inc.	38,800	3,583,956	1,101,144
Lands’ End, Inc.	8,431	245,887	37,226
Landstar System, Inc.	12,800	672,000	147,200
Lear Corp.	18,100	1,496,775	119,917
Lennox International, Inc.	15,400	1,084,378	295,000
Leucadia National Corp.	32,718	932,937	(75,071)
Lincoln Electric Holdings, Inc.	7,500	530,306	(6,206)
Loews Corp.	63,400	2,955,525	(165,291)
Lowe’s Cos., Inc.	177,600	7,994,500	528,524
LPL Financial Holdings, Inc.	28,000	1,362,704	30,016
LyondellBasell Industries NV	209,200	14,311,418	6,116,962
M&T Bank Corp.	4,000	468,789	27,411
Macy’s, Inc.	74,300	3,683,796	627,090
Madison Square Garden Co./The	4,400	247,383	27,397

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Manpowergroup, Inc.	108,500	$7,427,047	$1,779,178
Marathon Oil Corp.	155,200	5,772,395	423,189
Marathon Petroleum Corp.	48,500	4,057,072	(270,677)
Marsh & McLennan Cos., Inc.	21,400	908,380	200,568
Marvell Technology Group Ltd.	406,400	5,131,170	692,542
Masco Corp.	80,100	1,691,670	86,550
MasterCard, Inc.	20,400	1,555,364	(56,576)
Mattel, Inc.	32,900	1,396,947	(114,834)
Maxim Integrated Products, Inc.	113,800	3,147,580	699,998
McGraw Hill Financial, Inc.	33,500	2,147,393	634,112
McKesson Corp.	72,500	10,198,907	3,301,318
MeadWestvaco Corp.	1,600	58,638	12,178
Medtronic, Inc.	32,700	1,771,030	313,922
Mentor Graphics Corp.	2,600	51,033	5,049
Merck & Co., Inc.	44,620	2,542,336	38,931
Meredith Corp.	1,300	61,823	1,045
Michael Kors Holdings Ltd.	11,900	1,072,310	(17,375)
Microsoft Corp.	75,400	2,734,967	409,213
MKS Instruments, Inc.	55,372	1,533,868	195,953
Mohawk Industries, Inc.	14,700	1,778,281	255,317
Mondelez International, Inc.	130,800	4,150,411	768,977
Monsanto Co.	14,600	1,520,736	300,468
MRC Global, Inc.	500	16,021	(1,876)
Murphy Oil Corp.	48,200	2,825,911	378,425
Murphy USA, Inc.	34,350	1,489,588	189,784
Myriad Genetics, Inc.	72,000	2,159,938	642,302
Nabors Industries Ltd.	38,534	638,149	493,595
National Oilwell Varco, Inc.	22,800	1,722,435	155,145
Navient Corp.	171,800	2,715,175	327,403
NetApp, Inc.	97,629	3,662,606	(97,195)
New York Times Co./The	400	5,735	349
Newell Rubbermaid, Inc.	51,000	1,384,650	195,840
Newfield Exploration Co.	37,500	1,323,357	334,143
News Corp.	119,400	2,022,793	119,243
NextEra Energy, Inc.	300	29,675	1,069
NIKE, Inc.	6,600	508,852	2,978
NiSource, Inc.	14,500	449,736	120,694
Noble Energy, Inc.	34,300	2,249,564	407,314
Northrop Grumman Corp.	110,800	10,699,218	2,555,786
Nu Skin Enterprises, Inc.	9,900	738,729	(6,525)
NVIDIA Corp.	125,600	1,792,593	536,031

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	145

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NVR, Inc.	100	$103,970	$11,090
Occidental Petroleum Corp.	29,200	2,783,986	212,810
Oceaneering International, Inc.	63,900	5,143,292	(150,785)
OGE Energy Corp.	53,100	1,946,792	128,356
Oil States International, Inc.	27,800	1,681,111	100,591
Old Dominion Freight Line, Inc.	41,800	1,839,000	822,824
Old Republic International Corp.	54,446	773,393	127,144
Omnicare, Inc.	25,000	1,252,750	411,500
Omnicom Group, Inc.	600	41,726	1,006
ON Semiconductor Corp.	305,900	2,460,682	335,244
Oracle Corp.	99,800	3,451,502	593,392
O’Reilly Automotive, Inc.	16,800	1,989,456	540,624
Oshkosh Corp.	60,000	2,834,195	497,605
Owens-Illinois, Inc.	187,200	5,632,733	851,875
PACCAR, Inc.	4,600	254,912	34,106
Packaging Corp. of America	28,400	1,514,449	515,867
Pall Corp.	7,400	523,772	108,114
Palo Alto Networks, Inc.	11,200	773,894	165,226
Pandora Media, Inc.	196,900	5,725,499	83,051
Panera Bread Co.	1,700	300,490	(45,779)
Parker Hannifin Corp.	15,700	1,630,633	343,328
Patterson Cos., Inc.	11,800	480,065	(13,847)
Patterson-UTI Energy, Inc.	220,400	5,972,220	1,728,556
Paychex, Inc.	8,000	314,800	17,680
PepsiCo, Inc.	15,900	1,356,326	64,180
PerkinElmer, Inc.	23,900	815,796	303,680
PetSmart, Inc.	30,800	2,208,460	(366,620)
Pfizer, Inc.	265,486	8,055,317	(175,693)
PG&E Corp.	48,400	2,027,696	296,472
Phillips 66	131,200	9,469,945	1,082,471
Pinnacle West Capital Corp.	28,300	1,655,459	(18,587)
PNC Financial Services Group, Inc./The	31,200	2,454,520	323,840
PNM Resources, Inc.	29,800	719,449	154,585
Polaris Industries, Inc.	9,200	962,561	235,647
Polycom, Inc.	309,800	3,678,034	203,760
Popular, Inc.	29,626	779,562	233,054
PPG Industries, Inc.	30,942	4,933,455	1,569,006
ProAssurance Corp.	15,100	798,888	(128,448)
Procter & Gamble Co./The	30,100	2,393,278	(27,719)
Protective Life Corp.	50,901	2,194,851	1,334,115
Prudential Financial, Inc.	63,900	5,150,257	522,146

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Public Service Enterprise Group, Inc.	4,600	$171,754	$15,880
PulteGroup, Inc.	286,400	5,464,653	309,171
QLogic Corp.	24,021	266,010	(23,639)
Ralph Lauren Corp.	1,900	328,342	(23,031)
Raytheon Co.	69,400	4,893,169	1,508,981
Red Hat, Inc.	11,500	583,574	52,031
Regal-Beloit Corp.	11,800	811,715	115,293
Regions Financial Corp.	295,700	2,938,494	201,840
Reinsurance Group of America, Inc.	41,400	2,813,130	453,330
Reliance Steel & Aluminum Co.	95,700	6,669,515	384,532
RenaissanceRe Holdings Ltd.	4,400	402,013	68,787
Reynolds American, Inc.	3,800	205,377	23,953
RF Micro Devices, Inc.	193,726	1,870,957	(13,125)
Robert Half International, Inc.	64,400	2,348,199	726,257
Rock-Tenn Co.	15,200	1,640,462	(35,494)
Rockwell Automation, Inc.	11,000	1,092,528	284,232
Rockwood Holdings, Inc.	4,896	321,599	50,448
Ross Stores, Inc.	70,579	4,851,984	(184,595)
Rovi Corp.	23,600	489,542	75,914
Royal Caribbean Cruises Ltd.	58,100	3,062,560	167,800
RPC, Inc.	26,700	407,976	219,207
RPM International, Inc.	39,000	1,330,680	470,340
RR Donnelley & Sons Co.	21,800	350,671	19,057
Ryder System, Inc.	56,800	3,677,473	1,326,039
Sanderson Farms, Inc.	4,105	269,229	129,777
Schlumberger Ltd.	1,500	160,879	16,046
SEACOR Holdings, Inc.	15,200	1,308,940	(58,740)
Sears Holdings Corp.	64,600	2,420,156	161,260
Seattle Genetics, Inc.	1,200	41,453	4,447
SEI Investments Co.	47,300	1,508,958	41,063
Sempra Energy	8,400	793,112	86,452
Service Corp. International	83,000	1,547,950	171,810
Sherwin-Williams Co./The	16,600	2,878,342	556,364
Signature Bank	2,400	299,702	3,130
Signet Jewelers Ltd.	70,500	5,115,344	2,681,251
Skyworks Solutions, Inc.	40,800	1,914,023	1,945
SLM Corp.	14,200	124,053	(6,051)
SM Energy Co.	61,700	4,884,203	304,767
Snap-on, Inc.	14,200	1,355,248	327,736
Sonoco Products Co.	1,127	42,646	6,864
Southwest Airlines Co.	115,200	2,629,499	464,773
Splunk, Inc.	52,900	3,396,710	(469,753)

The accompanying notes are an integral part of these financial statements.	(Continued)

146	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SPX Corp.	22,300	$1,866,132	$546,951
StanCorp Financial Group, Inc.	4,600	253,985	40,415
Starbucks Corp.	131,300	9,849,784	310,210
Starwood Hotels & Resorts Worldwide, Inc.	7,300	505,283	84,703
State Street Corp.	600	39,156	1,200
Steel Dynamics, Inc.	288,400	4,386,564	790,216
STERIS Corp.	5,600	249,200	50,288
Stryker Corp.	1,100	78,255	14,497
SunTrust Banks, Inc.	66,496	2,443,123	220,707
Superior Energy Services, Inc.	138,800	3,800,224	1,216,008
Symantec Corp.	345,500	8,228,206	(316,256)
Synopsys, Inc.	60,600	2,270,682	81,810
Tech Data Corp.	57,432	3,000,612	590,036
Techne Corp.	1,100	95,656	6,171
Teleflex, Inc.	12,500	992,625	327,375
Telephone & Data Systems, Inc.	67,100	1,798,914	(46,933)
Tesla Motors, Inc.	23,300	4,658,363	935,035
Texas Instruments, Inc.	1,400	64,059	2,847
Thermo Fisher Scientific, Inc.	37,100	3,553,242	824,558
Thoratec Corp.	59,764	1,985,491	97,882
TIBCO Software, Inc.	27,600	583,141	(26,449)
Time Warner, Inc.	41,000	2,556,961	323,289
Timken Co./The	122,100	7,118,910	1,164,354
TJX Cos., Inc./The	87,300	4,733,764	(93,769)
T-Mobile US, Inc.	32,700	1,045,527	53,847
Torchmark Corp.	14,900	1,036,765	183,843
Toro Co./The	2,300	134,931	11,349
Total System Services, Inc.	57,200	1,457,285	339,367
Towers Watson & Co.	58,000	6,189,227	(143,887)
Tractor Supply Co.	20,520	1,256,768	(17,360)
Travelers Cos., Inc./The	21,500	1,820,382	202,123
TRW Automotive Holdings Corp.	26,600	2,054,696	326,536
Tupperware Brands Corp.	36,800	3,138,266	(58,106)
Twenty-First Century Fox, Inc.	48,200	1,478,776	215,454
Tyson Foods, Inc.	203,800	6,696,146	954,506
UGI Corp.	6,400	265,280	57,920
Union Pacific Corp.	50,400	4,079,559	947,841
Unit Corp.	34,200	1,707,945	646,041
United Parcel Service, Inc.	17,000	1,546,706	198,514
United States Steel Corp.	89,703	2,248,534	87,332
United Technologies Corp.	3,800	410,368	28,342
United Therapeutics Corp.	17,400	1,610,553	(70,827)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Universal Health Services, Inc.	56,700	$4,024,127	$1,405,465
Unum Group	91,800	2,888,028	302,940
URS Corp.	3,100	167,036	(24,901)
US Bancorp.	19,300	722,997	113,079
Valero Energy Corp.	114,000	5,460,489	250,911
Validus Holdings Ltd.	13,601	501,836	18,267
Valmont Industries, Inc.	2,300	341,238	8,247
Valspar Corp./The	28,300	1,945,368	210,809
Verisk Analytics, Inc.	21,600	1,336,392	(39,960)
Verizon Communications, Inc.	34,200	1,709,344	(35,938)
Vertex Pharmaceuticals, Inc.	94,673	7,867,478	1,096,162
Viacom, Inc.	64,900	5,202,126	426,651
Vishay Intertechnology, Inc.	98,154	1,421,256	99,149
Visteon Corp.	13,300	1,088,295	201,938
WABCO Holdings, Inc.	45,300	3,660,822	1,178,124
Wabtec Corp.	18,000	1,150,830	335,790
Waddell & Reed Financial, Inc.	19,300	1,273,455	(65,468)
Walgreen Co.	113,200	7,397,174	994,342
Wal-Mart Stores, Inc.	12,200	947,353	(31,499)
Walt Disney Co./The	25,400	1,911,203	266,593
Waste Management, Inc.	10,600	449,334	24,804
Weight Watchers International, Inc.	12,100	263,892	(19,835)
WellCare Health Plans, Inc.	9,500	643,205	66,065
WellPoint, Inc.	35,300	3,383,740	414,893
Wells Fargo & Co.	134,100	6,274,732	773,564
Werner Enterprises, Inc.	5,100	124,948	10,253
Western Digital Corp.	201,300	14,223,388	4,356,602
Westlake Chemical Corp.	4,800	388,470	13,578
WGL Holdings, Inc.	1,000	45,607	(2,507)
Whirlpool Corp.	47,800	6,161,898	492,818
Whiting Petroleum Corp.	88,600	5,598,539	1,511,611
Williams-Sonoma, Inc.	20,500	1,193,510	277,980
Wisconsin Energy Corp.	18,100	772,361	76,891
Worthington Industries, Inc.	67,300	2,387,712	508,880
WPX Energy, Inc.	41,500	898,661	93,604
WR Grace & Co.	53,900	4,503,129	592,038
Wyndham Worldwide Corp.	55,000	3,291,200	873,400
Wynn Resorts Ltd.	7,300	1,507,848	7,340
Xcel Energy, Inc.	12,700	358,445	50,876
Xerox Corp.	237,700	2,396,138	560,850
Xilinx, Inc.	79,200	3,750,305	(3,353)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	147

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Yahoo!, Inc.	373,100	$11,120,725	$1,986,278
Zimmer Holdings, Inc.	19,700	1,707,953	338,089

			189,314,319

Total of Long Equity Positions			201,694,594

Short Positions

Canada
Domtar Corp.	(600)	(29,908)	4,198
Enerplus Corp.	(5,100)	(84,354)	(44,064)
Lululemon Athletica, Inc.	(92,700)	(6,221,811)	2,469,315
Penn West Petroleum Ltd.	(37,600)	(443,698)	76,722

			2,506,171

Cayman Islands
Theravance Biopharma, Inc.	(21,700)	(528,294)	(163,502)

Ireland
Endo International PLC	(74,500)	(5,095,120)	(121,370)

Netherlands
Chicago Bridge & Iron Co. NV	(16,100)	(1,202,822)	104,802
Core Laboratories NV	(28,300)	(4,383,953)	(343,845)
QIAGEN NV	(19,500)	(469,400)	(7,375)
Sensata Technologies Holding NV	(71,300)	(2,689,716)	(645,698)

			(892,116)

Norway
Golar LNG Ltd.	(14,000)	(501,357)	(340,043)
Seadrill Ltd.	(134,700)	(5,029,223)	(352,042)

			(692,085)

Panama
Copa Holdings SA	(900)	(129,220)	907

Switzerland
Garmin, Ltd.	(16,800)	(757,507)	(265,613)
Weatherford International PLC	(110,500)	(1,624,591)	(916,909)

			(1,182,522)

United Kingdom
Ensco PLC	(112,300)	(5,778,899)	(461,612)
Liberty Global PLC	(319,100)	(13,331,795)	(778,807)
Noble Corp. PLC	(124,700)	(4,028,773)	(156,159)
Pentair PLC	(29,010)	(1,762,067)	(330,134)

			(1,726,712)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
3D Systems Corp.	(3,846)	$(365,875)	$135,884
Abercrombie & Fitch Co.	(187,600)	(6,846,994)	(1,266,706)
ACI Worldwide, Inc.	(10,600)	(581,318)	(10,480)
Actavis PLC	(10,828)	(2,317,184)	(98,001)
Acuity Brands, Inc.	(12,200)	(1,235,415)	(451,235)
Adobe Systems, Inc.	(10,800)	(519,156)	(262,332)
ADT Corp./The	(123,100)	(3,678,945)	(622,169)
ADTRAN, Inc.	(238,400)	(6,269,574)	891,270
Advanced Micro Devices, Inc.	(667,082)	(2,571,714)	(223,359)
Aeropostale, Inc.	(87,188)	(795,186)	490,899
Aflac, Inc.	(43,800)	(2,826,227)	99,677
Air Lease Corp.	(3,900)	(118,104)	(32,358)
Air Products & Chemicals, Inc.	(7,700)	(750,784)	(239,590)
Airgas, Inc.	(10,896)	(1,134,809)	(51,874)
Albemarle Corp.	(13,100)	(840,809)	(95,841)
Alcoa, Inc.	(28,500)	(325,020)	(99,345)
Alere, Inc.	(41,500)	(1,291,156)	(261,774)
Allegheny Technologies, Inc.	(145,900)	(4,249,430)	(2,330,660)
Alliance Data Systems Corp.	(27,500)	(5,399,027)	(2,335,348)
Altera Corp.	(67,900)	(2,340,752)	(19,452)
AMC Networks, Inc.	(41,100)	(2,611,661)	84,422
American Express Co.	(15,200)	(1,125,796)	(316,228)
AMETEK, Inc.	(3,400)	(155,919)	(21,833)
Amphenol Corp.	(16,099)	(1,275,567)	(275,411)
ANSYS, Inc.	(6,100)	(482,510)	20,008
AOL, Inc.	(101,300)	(4,162,889)	132,162
Apple, Inc.	(56,900)	(3,611,652)	(1,676,066)
Arch Capital Group Ltd.	(14,100)	(781,422)	(28,482)
Arch Coal, Inc.	(546,553)	(2,224,815)	229,897
Ares Capital Corp.	(78,700)	(1,364,280)	(41,302)
Ashland, Inc.	(1,946)	(182,173)	(29,435)
Assured Guaranty Ltd.	(121,800)	(2,723,268)	(260,832)
Atmel Corp.	(35,900)	(276,071)	(60,312)
Atwood Oceanics, Inc.	(65,900)	(3,565,691)	107,259
Automatic Data Processing, Inc.	(2,387)	(173,965)	(15,277)
AutoNation, Inc.	(25,900)	(1,216,447)	(329,265)
AutoZone, Inc.	(2,200)	(941,588)	(238,140)
Avis Budget Group, Inc.	(73,700)	(3,012,027)	(1,387,126)
Avon Products, Inc.	(320,300)	(5,927,587)	1,248,004
B/E Aerospace, Inc.	(2,900)	(276,685)	8,464
Babcock & Wilcox Co./The	(17,300)	(572,055)	10,497
Bally Technologies, Inc.	(71,800)	(4,849,837)	131,141
BancorpSouth, Inc.	(16,700)	(385,743)	(24,576)
Bank of Hawaii Corp.	(4,300)	(236,113)	(16,254)

The accompanying notes are an integral part of these financial statements.	(Continued)

148	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bank of New York Mellon Corp./The	(41,965)	$(1,333,419)	$(239,429)
Baxter International, Inc.	(39,900)	(2,828,349)	(56,421)
BB&T Corp.	(27,600)	(946,100)	(142,168)
Bed Bath & Beyond, Inc.	(9,900)	(758,176)	190,114
Bemis Co., Inc.	(2,000)	(81,466)	146
Bill Barrett Corp.	(129,634)	(3,069,215)	(402,383)
BioMarin Pharmaceutical, Inc.	(121,700)	(7,807,701)	236,744
Black Hills Corp.	(9,283)	(492,370)	(77,513)
Bob Evans Farms, Inc.	(6,300)	(300,635)	(14,680)
BorgWarner, Inc.	(39,800)	(1,814,283)	(780,279)
Brookdale Senior Living, Inc.	(128,000)	(3,830,237)	(437,283)
Cabela’s, Inc.	(63,600)	(3,987,407)	18,767
Cablevision Systems Corp.	(170,100)	(2,925,301)	(76,964)
Cadence Design Systems, Inc.	(137,900)	(2,165,742)	(246,129)
Calpine Corp.	(77,355)	(1,482,325)	(359,498)
Cameron International Corp.	(41,400)	(2,426,090)	(377,104)
Campbell Soup Co.	(66,400)	(2,865,417)	(176,367)
CARBO Ceramics, Inc.	(16,100)	(1,634,528)	(846,804)
CarMax, Inc.	(210,001)	(10,027,603)	(894,549)
Carnival Corp.	(153,900)	(5,436,344)	(357,991)
Carpenter Technology Corp.	(16,800)	(1,024,719)	(37,881)
Cash America International, Inc.	(36,613)	(1,635,346)	8,630
Caterpillar, Inc.	(74,200)	(6,375,683)	(1,687,631)
Cavium, Inc.	(49,600)	(1,855,040)	(608,096)
CenturyLink, Inc.	(189,800)	(6,308,404)	(562,356)
Cepheid, Inc.	(84,700)	(2,978,315)	(1,082,203)
Cerner Corp.	(5,700)	(283,803)	(10,203)
CH Robinson Worldwide, Inc.	(66,000)	(3,901,460)	(308,680)
Charles Schwab Corp./The	(707,600)	(15,350,097)	(3,705,571)
Chart Industries, Inc.	(1,500)	(152,625)	28,515
Charter Communications, Inc.	(44,100)	(5,856,128)	(1,128,430)
Cheesecake Factory, Inc./The	(8,689)	(376,147)	(27,197)
Cheniere Energy, Inc.	(175,100)	(8,242,952)	(4,311,718)
Chesapeake Energy Corp.	(148,100)	(3,344,098)	(1,258,850)
Children’s Place, Inc./The	(2,100)	(118,886)	14,663
Chipotle Mexican Grill, Inc.	(10,900)	(4,457,773)	(2,000,586)
Ciena Corp.	(552,900)	(12,142,057)	166,243
Cincinnati Financial Corp.	(35,900)	(1,778,849)	54,213

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CIT Group, Inc.	(9,200)	$(426,214)	$5,222
Citigroup, Inc.	(34,500)	(1,657,715)	32,765
Citrix Systems, Inc.	(52,000)	(3,177,274)	(75,326)
City National Corp.	(5,400)	(375,133)	(33,971)
Clean Harbors, Inc.	(42,500)	(2,378,089)	(352,536)
Cliffs Natural Resources, Inc.	(241,700)	(4,517,509)	879,924
Clorox Co./The	(24,700)	(2,194,441)	(63,139)
CMS Energy Corp.	(2,000)	(53,461)	(8,839)
Coach, Inc.	(384,000)	(21,584,072)	8,455,112
Coca-Cola Co./The	(86,500)	(3,513,770)	(150,370)
Comerica, Inc.	(78,400)	(3,306,912)	(625,632)
Commerce Bancshares, Inc.	(105)	(4,552)	(330)
Community Health Systems, Inc.	(43,800)	(1,760,047)	(227,159)
CommVault Systems, Inc.	(6,100)	(302,844)	2,907
Compass Minerals International, Inc.	(12,600)	(1,068,014)	(138,310)
ConAgra Foods, Inc.	(39,300)	(1,180,310)	13,886
Concho Resources, Inc.	(41,100)	(3,704,745)	(2,234,205)
Concur Technologies, Inc.	(109,500)	(9,776,835)	(443,895)
CONSOL Energy, Inc.	(325,000)	(9,555,141)	(5,417,609)
Covanta Holding Corp.	(87,800)	(1,577,927)	(231,631)
CR Bard, Inc.	(1,500)	(168,924)	(45,591)
Cree, Inc.	(120,067)	(6,812,273)	814,926
CST Brands, Inc.	(7,800)	(251,678)	(17,422)
CSX Corp.	(27,500)	(726,035)	(121,240)
Cubist Pharmaceuticals, Inc.	(63,200)	(4,170,247)	(242,377)
Cullen/Frost Bankers, Inc.	(4,400)	(316,503)	(32,945)
CVR Energy, Inc.	(33,300)	(1,335,790)	(268,937)
Cypress Semiconductor Corp	(299,700)	(3,169,670)	(100,057)
Danaher Corp.	(14,099)	(968,460)	(141,554)
Darden Restaurants, Inc.	(78,400)	(3,815,789)	188,221
DaVita HealthCare Partners, Inc.	(6,400)	(436,486)	(26,362)
Dean Foods Co.	(110,931)	(1,779,732)	(171,544)
Deckers Outdoor Corp.	(10,800)	(652,783)	(279,581)
Deere & Co.	(13,500)	(1,138,274)	(84,151)
Denbury Resources, Inc.	(138,699)	(2,282,055)	(278,329)
DENTSPLY International, Inc.	(39,900)	(1,744,460)	(144,805)
DeVry, Inc.	(59,400)	(1,858,344)	(656,652)
Dick’s Sporting Goods, Inc.	(47,000)	(2,457,256)	268,936
Diebold, Inc.	(52,300)	(1,850,349)	(250,542)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	149

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(55,800)	$(4,485,018)	$340,194
Dominion Resources, Inc.	(28,100)	(1,677,008)	(332,704)
Dow Chemical Co./The	(51,701)	(1,792,474)	(868,060)
DR Horton, Inc.	(175,400)	(3,507,912)	(803,420)
DreamWorks Animation SKG, Inc.	(81,500)	(2,092,001)	196,311
Dun & Bradstreet Corp./The	(2,500)	(264,410)	(11,090)
Dunkin’ Brands Group, Inc.	(17,100)	(762,198)	(21,153)
E*TRADE Financial Corp.	(12,000)	(255,329)	209
Eagle Materials, Inc.	(17,800)	(1,412,568)	(265,616)
Ecolab, Inc.	(38,900)	(3,634,733)	(696,393)
Edwards Lifesciences Corp.	(40,900)	(2,927,768)	(583,088)
EI du Pont de Nemours & Co.	(52,800)	(3,060,789)	(394,443)
EMC Corp.	(48,300)	(1,190,076)	(82,146)
Emerson Electric Co.	(9,900)	(594,929)	(62,035)
EQT Corp.	(2,800)	(233,856)	(65,464)
Equinix, Inc.	(66,500)	(12,238,153)	(1,732,832)
Exelon Corp.	(171,100)	(5,396,296)	(845,432)
Expedia, Inc.	(59,600)	(4,093,886)	(600,210)
Expeditors International of Washington, Inc.	(10,100)	(418,561)	(27,455)
F5 Networks, Inc.	(86,200)	(7,921,605)	(1,684,523)
FactSet Research Systems, Inc.	(8,300)	(907,937)	(90,387)
Fairchild Semiconductor International, Inc.	(27,100)	(328,419)	(94,341)
Family Dollar Stores, Inc.	(41,700)	(2,733,600)	(24,438)
Fastenal Co.	(176,700)	(8,216,835)	(528,048)
Federated Investors, Inc.	(34,700)	(1,042,869)	(30,055)
Fidelity National Financial, Inc.	(50,253)	(1,265,098)	(381,190)
Finisar Corp.	(113,337)	(2,145,256)	(93,150)
First American Financial Corp.	(31,000)	(806,662)	(54,828)
First Horizon National Corp.	(312,300)	(3,767,595)	63,717
First Niagara Financial Group, Inc.	(1,200)	(10,477)	(11)
FirstEnergy Corp.	(96,900)	(3,383,122)	18,754
FirstMerit Corp.	(39,400)	(848,282)	70,132
FLIR Systems, Inc.	(6,200)	(183,334)	(31,992)
Flowers Foods, Inc.	(92,150)	(2,104,776)	162,254
Flowserve Corp.	(3,300)	(189,255)	(56,100)
FMC Corp.	(25,900)	(1,781,038)	(62,783)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Technologies, Inc.	(98,600)	$(5,701,052)	$(320,450)
Ford Motor Co.	(420,400)	(6,806,046)	(441,650)
Forest City Enterprises, Inc.	(365,700)	(6,705,270)	(561,189)
Fortune Brands Home & Security, Inc.	(27,200)	(1,096,349)	10,253
Franklin Resources, Inc.	(26,097)	(1,420,025)	(89,426)
Freeport-McMoRan Copper & Gold, Inc.	(179,400)	(5,506,942)	(1,041,158)
Freescale Semiconductor Ltd.	(108,400)	(2,506,775)	(40,625)
FTI Consulting, Inc.	(77,806)	(2,900,773)	(41,849)
GATX Corp.	(42,500)	(2,075,052)	(769,898)
General Dynamics Corp.	(5,100)	(591,695)	(2,710)
General Electric Co.	(26,500)	(652,369)	(44,051)
General Mills, Inc.	(9,800)	(506,310)	(8,582)
General Motors Co.	(112,300)	(4,126,635)	50,145
Genesee & Wyoming, Inc.	(12,600)	(1,188,131)	(134,869)
Gentex Corp.	(144,030)	(3,651,987)	(537,846)
Gilead Sciences, Inc.	(56,200)	(3,683,280)	(976,262)
Global Payments, Inc.	(68,400)	(3,880,819)	(1,102,121)
GNC Holdings, Inc.	(2,800)	(101,522)	6,042
Graco, Inc.	(5,500)	(417,687)	(11,753)
GrafTech International Ltd.	(123,400)	(993,803)	(296,961)
Great Plains Energy, Inc.	(4,700)	(115,051)	(11,238)
Greenhill & Co., Inc.	(84,400)	(4,183,911)	27,211
Hancock Holding Co.	(26,000)	(849,159)	(69,161)
Harley-Davidson, Inc.	(42,900)	(2,521,369)	(475,196)
Hawaiian Electric Industries, Inc.	(1,458)	(39,176)	2,260
Hexcel Corp.	(59,200)	(2,077,753)	(343,527)
HMS Holdings Corp.	(94,700)	(1,818,381)	(114,446)
Hologic, Inc.	(201,800)	(4,408,759)	(706,871)
HomeAway, Inc.	(148,400)	(5,159,189)	(8,099)
Hospira, Inc.	(77,200)	(3,115,004)	(850,760)
IDEX Corp.	(7,022)	(411,489)	(155,467)
IDEXX Laboratories, Inc.	(14,500)	(1,444,503)	(492,262)
IHS, Inc.	(20,100)	(2,163,945)	(563,022)
Illinois Tool Works, Inc.	(2,499)	(183,152)	(35,661)
Illumina, Inc.	(16,900)	(2,584,203)	(433,123)
Incyte Corp. Ltd.	(99,800)	(5,212,361)	(420,351)
Informatica Corp.	(97,300)	(3,787,674)	318,929
InterDigital, Inc.	(52,900)	(1,825,797)	(702,823)
International Business Machines Corp.	(6,600)	(1,187,453)	(8,929)
International Game Technology	(74,800)	(1,176,171)	(13,897)
International Paper Co.	(34,900)	(1,559,945)	(201,458)

The accompanying notes are an integral part of these financial statements.	(Continued)

150	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intrepid Potash, Inc.	(242,300)	$(4,482,828)	$421,880
Intuitive Surgical, Inc.	(31,500)	(12,262,886)	(708,814)
IPG Photonics Corp.	(61,269)	(3,663,723)	(551,584)
Iron Mountain, Inc.	(159,186)	(4,429,206)	(1,213,937)
ITC Holdings Corp.	(34,200)	(1,078,554)	(169,062)
Jacobs Engineering Group, Inc.	(699)	(38,159)	916
Janus Capital Group, Inc.	(328,300)	(3,665,468)	(431,716)
Jazz Pharmaceuticals PLC	(19,300)	(2,119,483)	(717,810)
JB Hunt Transport Services, Inc.	(22,417)	(1,693,264)	39,338
JC Penney Co., Inc.	(307,097)	(3,718,595)	939,367
JetBlue Airways Corp.	(444,400)	(3,371,530)	(1,450,210)
Joy Global, Inc.	(80,400)	(4,071,767)	(879,265)
Juniper Networks, Inc.	(47,200)	(1,206,102)	47,814
Kansas City Southern	(11,000)	(1,114,960)	(67,650)
KAR Auction Services, Inc.	(3,400)	(98,160)	(10,198)
KB Home	(170,000)	(2,827,762)	(347,838)
Kellogg Co.	(31,700)	(2,047,005)	(35,685)
Kennametal, Inc.	(47,600)	(2,050,829)	(152,099)
Keurig Green Mountain, Inc.	(63,088)	(5,359,178)	(2,502,218)
Kinder Morgan, Inc.	(196,000)	(6,565,923)	(541,037)
Kirby Corp.	(50,700)	(4,233,889)	(1,705,109)
Kohl’s Corp.	(103,900)	(5,564,866)	91,414
Kraft Foods Group, Inc.	(9,100)	(543,468)	(2,077)
L Brands, Inc.	(86,100)	(4,583,510)	(467,116)
Laboratory Corp. of America Holdings	(49,000)	(4,666,506)	(351,094)
Lam Research Corp.	(16,400)	(826,576)	(281,736)
Lamar Advertising Co.	(99,100)	(4,425,590)	(826,710)
Laredo Petroleum, Inc.	(102,400)	(2,607,324)	(565,028)
Las Vegas Sands Corp.	(58,300)	(3,262,468)	(1,181,158)
Leap Wireless International, Inc.	(110,787)	(264,781)	(10,127)
Legg Mason, Inc.	(41,200)	(1,408,216)	(705,756)
Leggett & Platt, Inc.	(42,900)	(1,348,837)	(121,775)
Leidos Holdings, Inc.	(28,100)	(1,049,582)	(27,772)
Lennar Corp.	(170,800)	(6,114,369)	(1,055,815)
Level 3 Communications, Inc.	(14,800)	(319,384)	(330,484)
Lexmark International, Inc.	(8,000)	(272,394)	(112,886)
Life Time Fitness, Inc.	(68,103)	(3,708,204)	388,863
LifePoint Hospitals, Inc.	(28,800)	(1,475,447)	(313,033)
Lincoln National Corp.	(1,900)	(92,630)	(5,106)
Linear Technology Corp.	(10,800)	(452,031)	(56,325)
LinkedIn Corp.	(25,200)	(4,233,611)	(87,433)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lions Gate Entertainment Corp.	(24,000)	$(750,270)	$64,350
LKQ Corp.	(14,900)	(394,267)	(3,414)
Lockheed Martin Corp.	(10,500)	(1,232,176)	(455,489)
Lorillard, Inc.	(43,738)	(2,098,393)	(568,313)
Louisiana-Pacific Corp.	(148,600)	(2,381,237)	149,265
Mallinckrodt PLC	(35,300)	(2,382,579)	(442,127)
Manitowoc Co., Inc./The	(43,001)	(890,525)	(522,487)
Markel Corp.	(2,000)	(1,094,040)	(217,240)
Marriott International, Inc.	(56,600)	(2,452,901)	(1,175,159)
Martin Marietta Materials, Inc.	(40,600)	(4,284,419)	(1,076,811)
Masimo Corp.	(66,900)	(1,593,705)	14,865
McCormick & Co., Inc.	(14,600)	(1,030,995)	(14,219)
McDermott International, Inc.	(486,270)	(3,826,550)	(107,375)
McDonald’s Corp.	(14,862)	(1,468,930)	(28,268)
MDC Holdings, Inc.	(47,600)	(1,373,629)	(68,175)
MDU Resources Group, Inc.	(21,321)	(601,679)	(146,688)
Mead Johnson Nutrition Co.	(28,700)	(2,111,174)	(562,805)
Medivation, Inc.	(8,100)	(594,616)	(29,732)
MEDNAX, Inc.	(76,700)	(3,695,108)	(764,997)
MetLife, Inc.	(43,300)	(2,109,328)	(296,420)
Mettler-Toledo International, Inc.	(8,700)	(1,968,765)	(233,901)
MGM Resorts International	(10,600)	(257,748)	(22,092)
Microchip Technology, Inc.	(30,200)	(1,271,701)	(202,361)
Micron Technology, Inc.	(112,000)	(2,301,233)	(1,389,167)
MICROS Systems, Inc.	(53,100)	(2,490,491)	(1,114,999)
Monster Beverage Corp.	(37,800)	(2,332,367)	(352,567)
Monster Worldwide, Inc.	(498,854)	(2,883,299)	(379,207)
Mosaic Co./The	(135,152)	(6,098,595)	(584,671)
Motorola Solutions, Inc.	(3,700)	(248,267)	1,958
MSC Industrial Direct Co., Inc.	(43,499)	(3,594,773)	(565,471)
Mylan, Inc.	(127,800)	(4,521,279)	(2,068,089)
National Fuel Gas Co.	(5,600)	(352,352)	(86,128)
National Instruments Corp.	(4,000)	(109,174)	(20,386)
Navistar International Corp.	(231,500)	(7,938,579)	(738,041)
NCR Corp.	(24,883)	(826,602)	(46,543)
Netflix, Inc.	(1,498)	(594,042)	(65,976)
NetSuite, Inc.	(39,700)	(3,294,673)	(154,463)
NeuStar, Inc.	(68,100)	(1,913,835)	141,873

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	151

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NewMarket Corp.	(1,300)	$(405,062)	$(104,681)
Nielsen NV	(6,700)	(307,966)	(16,381)
Nordson Corp.	(100)	(7,373)	(646)
Nordstrom, Inc.	(75,100)	(4,601,985)	(499,558)
Norfolk Southern Corp.	(12,100)	(1,023,374)	(223,289)
Northeast Utilities	(18,900)	(834,654)	(58,749)
Northern Trust Corp.	(9,800)	(579,572)	(49,686)
NRG Energy, Inc.	(170,706)	(4,824,857)	(1,525,407)
Nuance Communications, Inc.	(648,600)	(11,510,885)	(663,337)
Nucor Corp.	(68,300)	(3,198,641)	(165,134)
Oasis Petroleum, Inc.	(110,700)	(5,357,459)	(829,564)
Ocwen Financial Corp.	(189,900)	(7,500,929)	455,639
Office Depot, Inc.	(379,400)	(1,988,812)	(169,974)
Olin Corp.	(14,200)	(380,777)	(1,487)
ONEOK, Inc.	(31,900)	(1,419,861)	(751,891)
Owens & Minor, Inc.	(2,100)	(72,217)	859
Owens Corning	(156,300)	(6,156,162)	110,478
Peabody Energy Corp.	(82,100)	(1,405,666)	63,331
Penn National Gaming, Inc.	(53,500)	(668,831)	19,341
Penske Automotive Group, Inc.	(17,400)	(575,070)	(286,230)
Pepco Holdings, Inc.	(18,340)	(350,407)	(153,576)
Perrigo Co. PLC	(38,500)	(4,967,123)	(644,637)
Pharmacyclics, Inc.	(58,500)	(5,678,073)	430,038
Philip Morris International, Inc.	(57,600)	(5,028,016)	171,760
Pitney Bowes, Inc.	(229,000)	(4,145,221)	(2,179,759)
Plantronics, Inc.	(4,400)	(202,089)	(9,331)
Post Holdings, Inc.	(53,000)	(2,723,723)	25,493
PPL Corp.	(86,100)	(2,667,056)	(392,077)
Praxair, Inc.	(11,800)	(1,397,421)	(170,091)
Precision Castparts Corp.	(4,200)	(917,342)	(142,738)
Priceline Group, Inc./The	(1,293)	(1,229,921)	(325,558)
Principal Financial Group, Inc.	(63,100)	(2,542,749)	(642,539)
Progressive Corp./The	(183,500)	(4,826,029)	172,469
Prosperity Bancshares, Inc.	(3,200)	(188,416)	(11,904)
PTC, Inc.	(28,700)	(865,339)	(248,221)
PVH Corp.	(15,017)	(1,927,388)	176,406
QEP Resources, Inc.	(125,500)	(3,763,226)	(566,524)
QUALCOMM, Inc.	(31,100)	(1,967,664)	(495,456)
Quality Systems, Inc.	(36,532)	(777,761)	191,423
Quanta Services, Inc.	(9,100)	(278,618)	(36,060)
Quest Diagnostics, Inc.	(77,800)	(4,425,508)	(140,574)
Questar Corp.	(7,600)	(177,104)	(11,376)
Rackspace Hosting, Inc.	(288,700)	(11,885,609)	2,167,967
Range Resources Corp.	(91,500)	(7,399,423)	(556,502)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regal Entertainment Group	(10,300)	$(218,082)	$752
Regeneron Pharmaceuticals, Inc.	(38,000)	(11,272,804)	538,944
Rent-A-Center, Inc.	(68,737)	(2,189,144)	217,767
Republic Services, Inc.	(16,700)	(568,311)	(65,788)
ResMed, Inc.	(1,400)	(74,216)	3,334
Riverbed Technology, Inc.	(215,600)	(3,545,081)	(902,747)
Rockwell Collins, Inc.	(50,100)	(3,617,248)	(297,566)
Roper Industries, Inc.	(8,700)	(1,157,791)	(112,496)
Rosetta Resources, Inc.	(120,100)	(5,647,928)	(939,557)
Rowan Cos. PLC	(89,000)	(3,023,899)	182,129
salesforce.com, Inc.	(235,900)	(10,329,520)	(3,371,552)
Salix Pharmaceuticals Ltd.	(52,952)	(4,039,565)	(2,492,064)
Sally Beauty Holdings, Inc.	(54,822)	(1,437,790)	62,854
SanDisk Corp.	(37,170)	(2,348,433)	(1,533,230)
SBA Communications Corp.	(64,100)	(5,742,473)	(814,957)
SCANA Corp.	(1,300)	(60,111)	(9,842)
Scotts Miracle-Gro Co./The	(15,900)	(811,331)	(92,743)
Scripps Networks Interactive, Inc.	(13,500)	(979,692)	(115,698)
Sealed Air Corp.	(103,100)	(2,910,196)	(612,731)
Semtech Corp.	(16,500)	(382,027)	(49,448)
ServiceNow, Inc.	(11,400)	(684,309)	(22,035)
Sigma-Aldrich Corp.	(10,100)	(853,046)	(171,902)
Silicon Laboratories, Inc.	(2,403)	(108,932)	(9,416)
Sirius XM Holdings, Inc.	(552,800)	(1,816,518)	(96,170)
Sirona Dental Systems, Inc.	(5,900)	(463,425)	(23,089)
Six Flags Entertainment Corp.	(35,000)	(1,422,029)	(67,221)
SolarWinds, Inc.	(71,000)	(2,754,541)	9,681
Solera Holdings, Inc.	(400)	(21,959)	(4,901)
Sotheby’s	(124,600)	(5,105,661)	(126,293)
Southern Co./The	(66,600)	(2,883,559)	(138,749)
Southwestern Energy Co.	(61,200)	(2,405,656)	(378,332)
Spectra Energy Corp.	(71,100)	(2,525,924)	(494,404)
Spirit AeroSystems Holdings, Inc.	(29,300)	(806,185)	(181,225)
Sprint Corp.	(329,900)	(2,656,904)	(157,143)
St. Jude Medical, Inc.	(1,000)	(67,068)	(2,182)
Stanley Black & Decker, Inc.	(49,200)	(4,035,697)	(285,047)
Staples, Inc.	(274,555)	(3,486,905)	510,729
Stericycle, Inc.	(7,400)	(867,390)	(8,918)
Stifel Financial Corp.	(32,181)	(1,213,740)	(310,030)

The accompanying notes are an integral part of these financial statements.	(Continued)

152	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stratasys Ltd.	(70,000)	$(7,036,675)	$(917,425)
Strayer Education, Inc.	(4,400)	(177,533)	(53,511)
SunEdison, Inc.	(646,700)	(6,910,844)	(7,704,576)
SUPERVALU, Inc.	(303,900)	(2,145,719)	(352,339)
SVB Financial Group	(3,900)	(344,097)	(110,721)
Synovus Financial Corp.	(290,942)	(6,650,668)	(442,498)
Sysco Corp.	(43,400)	(1,537,488)	(87,842)
T Rowe Price Group, Inc.	(30,500)	(2,414,990)	(159,515)
Target Corp.	(86,600)	(5,474,151)	455,681
TCF Financial Corp.	(179,600)	(2,829,523)	(110,529)
TECO Energy, Inc.	(52,400)	(911,042)	(57,310)
Teekay Corp.	(7,800)	(437,654)	(47,896)
Tempur Sealy International, Inc.	(108,400)	(4,924,783)	(1,546,697)
Tenet Healthcare Corp.	(291,275)	(12,443,413)	(1,229,035)
Teradata Corp.	(127,800)	(6,357,709)	1,220,149
Teradyne, Inc.	(234,100)	(4,222,860)	(365,500)
Terex Corp.	(57,400)	(2,270,735)	(88,405)
Tesoro Corp.	(108,400)	(5,716,668)	(643,160)
Textron, Inc.	(197,403)	(5,588,296)	(1,970,265)
Theravance, Inc.	(86,600)	(2,431,498)	(147,450)
Thor Industries, Inc.	(3,000)	(178,025)	7,415
Tidewater, Inc.	(55,200)	(3,112,937)	13,457
Tiffany & Co.	(82,000)	(6,463,240)	(1,757,260)
Toll Brothers, Inc.	(37,100)	(1,258,160)	(110,830)
TransDigm Group, Inc.	(17,400)	(3,144,547)	234,223
TreeHouse Foods, Inc.	(350)	(24,328)	(3,696)
Trimble Navigation Ltd.	(176,000)	(5,379,351)	(1,123,849)
Trinity Industries, Inc.	(2,800)	(57,369)	(65,047)
TripAdvisor, Inc.	(112,200)	(9,814,592)	(2,377,060)
Triumph Group, Inc.	(77,900)	(5,711,938)	272,960
Ulta Salon Cosmetics & Fragrance, Inc.	(15,100)	(1,446,300)	66,009
Ultra Petroleum Corp.	(225,100)	(4,868,012)	(1,815,207)
Under Armour, Inc.	(181,200)	(5,692,813)	(5,086,775)
United Continental Holdings, Inc.	(60,800)	(1,897,982)	(599,074)
United Natural Foods, Inc.	(22,247)	(1,380,541)	(67,738)
United Rentals, Inc.	(51,500)	(4,111,139)	(1,282,456)
UnitedHealth Group, Inc.	(16,700)	(1,193,215)	(172,010)
Universal Corp.	(4,500)	(275,962)	26,887
Urban Outfitters, Inc.	(107,018)	(4,410,977)	787,348
Vail Resorts, Inc.	(2,100)	(138,243)	(23,835)
Valley National Bancorp.	(60,899)	(593,765)	(9,744)
Vantiv, Inc.	(35,800)	(1,141,235)	(62,361)
Varian Medical Systems, Inc.	(35,100)	(2,598,356)	(319,858)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VCA, Inc.	(53,100)	$(1,498,251)	$(365,028)
Vectren Corp.	(400)	(14,552)	(2,448)
VeriSign, Inc.	(90,300)	(4,380,710)	(26,833)
VF Corp.	(1,700)	(107,020)	(80)
Visa, Inc.	(6,800)	(1,446,274)	13,446
VMware, Inc.	(26,800)	(2,361,710)	(232,798)
Volcano Corp.	(49,200)	(996,603)	130,190
Vulcan Materials Co.	(1,700)	(104,970)	(3,405)
Waste Connections, Inc.	(2,700)	(116,478)	(14,607)
Waters Corp.	(11,400)	(1,191,812)	1,196
Watsco, Inc.	(15,000)	(1,424,100)	(117,300)
Webster Financial Corp.	(33,200)	(940,017)	(107,111)
Wendy’s Co./The	(55,264)	(504,054)	32,652
WESCO International, Inc.	(41,900)	(3,371,261)	(248,061)
Westar Energy, Inc.	(14,901)	(499,562)	(69,507)
Western Union Co./The	(651,500)	(11,291,061)	(5,949)
Williams Cos., Inc./The	(101,300)	(3,741,345)	(2,155,328)
Woodward, Inc.	(54,700)	(2,289,600)	(455,246)
World Fuel Services Corp.	(7,410)	(276,119)	(88,675)
WR Berkley Corp.	(7,901)	(325,948)	(39,948)
WW Grainger, Inc.	(1,900)	(498,788)	15,675
Xylem, Inc.	(48,700)	(1,651,327)	(251,869)
Yum! Brands, Inc.	(17,600)	(1,263,750)	(165,370)
Zions BanCorp.	(203,200)	(6,149,731)	161,427
Zynga, Inc.	(488,800)	(1,628,806)	59,758

			(136,915,341)

Total of Short Equity Positions			(139,186,570)

Total of Long and Short Equity Positions			62,508,024

Net Cash and Other Receivables/ (Payables) (b)			(1,428,111)

Swaps, at Value			$61,079,913

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Morgan Stanley Capital Services, Inc. in the amount of $187,859,333 for total return basket swaps at June 30, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	153

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	1 to 24 months maturity ranging from 07/24/2014 - 07/23/2015	$(1,144,450)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Nordion, Inc.	223,583	$2,581,930	$226,272

China
AutoNavi Holdings Ltd.	506,908	10,495,262	99,115

Ireland
Covidien PLC	135,379	11,760,380	448,098

Switzerland
Foster Wheeler AG	580,600	18,150,418	1,630,624

United Kingdom
AstraZeneca PLC	149,805	11,785,423	(653,413)
Shire PLC	32,758	7,311,677	402,504

			(250,909)

United States
Aeroflex Holding Corp.	160,350	1,674,054	9,621
Allergan, Inc.	82,184	13,584,266	322,910
American Realty Capital Healthcare Trust, Inc.	1,047,626	11,435,896	(27,249)
Aspen Insurance Holdings Ltd.	338,411	15,229,768	140,859
DIRECTV	269,405	22,619,578	282,541
Emeritus Corp.	385,747	11,720,792	488,101
Forest Laboratories, Inc.	401,808	38,842,254	936,739
Furiex Pharmaceuticals, Inc.	74,622	7,714,207	209,157
Fusion-io, Inc.	129,800	1,474,528	(7,788)
Gentiva Health Services, Inc.	109,367	1,501,903	145,164
Hudson City Bancorp, Inc.	3,206,343	29,788,509	1,729,843
Idenix Pharmaceuticals, Inc.	563,909	13,521,164	69,042

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Integrys Energy Group, Inc.	121,442	$8,363,966	$274,204
MICROS Systems, Inc.	49,629	3,361,746	8,063
Pepco Holdings, Inc.	506,749	13,656,885	268,577
Pinnacle Foods, Inc.	200,248	6,813,277	(225,117)
Protective Life Corp.	173,901	12,062,048	(5,492)
Questcor Pharmaceuticals, Inc.	203,640	16,540,676	2,293,988
Riverbed Technology, Inc.	643,496	13,052,592	222,730
Safeway, Inc.	428,474	14,698,566	15,231
Sirius XM Holdings, Inc.	54,463	185,174	3,268
Taylor Capital Group, Inc.	107,587	2,412,863	(112,653)
Texas Industries, Inc.	112,268	9,065,409	1,303,664
Time Warner Cable, Inc.	266,621	38,010,238	1,263,035
TriQuint Semiconductor, Inc.	311,160	4,905,785	13,654
UNS Energy Corp.	466,588	27,797,606	388,975

			10,011,067

Total of Long Equity Positions			12,164,267

Short Positions

United Kingdom
Liberty Global PLC	(103,494)	(4,305,316)	(271,189)
Liberty Global PLC	(255,339)	(10,184,638)	(618,755)

			(889,944)

United States
AbbVie, Inc.	(78,502)	(4,214,160)	(216,493)
Actavis PLC	(133,641)	(29,238,516)	(570,109)
Applied Materials, Inc.	(1,189,980)	(21,568,942)	(5,265,107)
AT&T, Inc.	(392,550)	(13,974,568)	94,001
Brookdale Senior Living, Inc.	(366,586)	(11,831,590)	(390,387)

The accompanying notes are an integral part of these financial statements.	(Continued)

154	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Comcast Corp.	(758,198)	$(39,673,839)	$(1,026,230)
Endurance Specialty Holdings Ltd.	(178,952)	(9,330,732)	98,598
Liberty Media Corp.	(27)	(3,715)	24
M&T Bank Corp.	(269,637)	(30,873,444)	(2,575,026)
Mallinckrodt PLC	(183,035)	(11,604,829)	(3,041,632)
Martin Marietta Materials, Inc.	(78,806)	(9,169,846)	(1,236,486)
MB Financial, Inc.	(69,200)	(1,981,511)	109,651
Medtronic, Inc.	(130,070)	(7,776,297)	(516,966)
Pfizer, Inc.	(270,832)	(7,951,290)	(87,004)
RF Micro Devices, Inc.	(521,193)	(4,957,677)	(40,564)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Umpqua Holdings Corp.	(1,492)	$(27,958)	$1,221
Valeant Pharmaceuticals International, Inc.	(63,797)	(8,223,843)	177,766
Ventas, Inc.	(167,149)	(10,851,540)	137,289
Wisconsin Energy Corp.	(136,674)	(6,248,175)	(164,569)

			(14,512,023)

Total of Short Equity Positions			(15,401,967)

Total of Long and Short Equity Positions			$(3,237,700)

Written Options

NUMBER OF CONTRACTS	ISSUER	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
(2,200)	Allergan, Inc. (Exercise price $160)	July 9, 2014	(25,080)	$(25,740)	$(660)
(129,800)	Fusion-io, Inc. (Exercise price $11)	September 20, 2014	(71,390)	(45,430)	25,960
(2,200)	Allergan, Inc. (Exercise price $165)	July 9, 2014	(19,140)	(16,280)	2,860
(2,900)	Time Warner Cable, Inc. (Exercise price $130)	January 17, 2015	(27,956)	(55,390)	(27,434)
(2,200)	Allergan, Inc. (Exercise price $155)	July 9, 2014	(31,764)	(31,680)	84

Total of Written Options					810

Total of Long and Short Equity Positions and Written Options					(3,236,890)

Net Cash and Other Receivables/ Payables (b)					2,092,440

Swaps, at Value					$(1,144,450)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	155

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	1 to 20 months maturity ranging from 07/30/2014 - 10/20/2015	$553,632

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Ainsworth Lumber Co., Ltd.	1,471,907	$5,299,893	$(1,478,907)
Fortis, Inc.	100	3,018	(2,982)
Loblaw Cos., Ltd.	2	86	3
Osisko Gold Royalties Ltd.	83,324	22,323	1,230,992

			(250,894)

Total of Long Equity Positions			(250,894)

Short Positions

Canada
Fortis, Inc.	(300)	(8,842)	(287)

Total of Long and Short Equity Positions			(251,181)

Net Cash and Other Receivables/ (Payables) (b)			804,813

Swaps, at Value			$553,632

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

156	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Effective Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity 04/05/2016	$1,193,026

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Bourbon SA	211,280	$6,751,038	$(104,243)
Lafarge SA	61,086	5,379,629	(67,641)

			(171,884)

Netherlands
Ziggo NV	453,537	20,058,665	915,833

Total of Long Equity Positions			743,949

Short Positions

France
Publicis Groupe SA	(8,727)	(799,579)	59,910

Total of Long and Short Equity Positions			803,859

Net Cash and Other Receivables/ (Payables) (b)			389,167

Swaps, at Value			$1,193,026

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	157

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital, Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	24 months maturity 10/14/2015	$4,633,719

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	371,108	$20,871,588	$4,421,028

Net Cash and Other Receivables/ (Payables) (b)			212,691

Swaps, at Value			$4,633,719

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital, Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Swiss Franc Tom/Next Index Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	4 months maturity 07/15/2014	$115,879

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Switzerland
Holcim Ltd.	(61,086)	$(5,472,510)	$106,874

Net Cash and Other Receivables/ (Payables) (b)			9,005

Swaps, at Value			$115,879

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.

158	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 132.4%	SHARES	VALUE (Note 3)
COMMON STOCKS - 52.0%

Belgium - 0.3%
Belgacom SA (a)	34,274	$1,137,784
Colruyt SA (a)	9,161	465,298
KBC Groep NV †(a)	951	51,736
Umicore SA (a)	11,300	525,812

		2,180,630

Denmark - 1.4%
AP Moeller - Maersk A/S, Class B (a)	1,680	4,176,958
Chr Hansen Holding A/S (a)	5,925	249,519
Coloplast A/S, Class B (a)	4,009	362,755
Jyske Bank A/S †(a)	39,629	2,251,236
TDC A/S (a)	160,062	1,655,746
Tryg A/S (a)	3,173	320,591

		9,016,805

Finland - 1.6%
Elisa OYJ (a)	36,545	1,117,309
Fortum OYJ (a)	29,971	803,611
Kesko OYJ, B Shares (a)	1,941	76,701
Neste Oil OYJ (a)	143,728	2,804,162
Orion OYJ, Class B (a)	33,097	1,233,617
Sampo, A Shares (a)	11,494	581,049
Stora Enso OYJ, R Shares (a)	142,981	1,390,079
UPM-Kymmene OYJ (a)	112,402	1,920,001

		9,926,529

Germany - 4.7%
Allianz SE (a)	910	151,892
Axel Springer SE (a)	15,941	979,684
Bayer AG (a)	13,648	1,925,367
Bilfinger SE (a)	1,498	170,587
Brenntag AG (a)	14,317	2,557,800
Continental AG (a)	12,925	2,988,399
Deutsche Post AG (a)	91,916	3,317,700
Deutsche Telekom AG (a)	213,101	3,737,581
Fresenius Medical Care AG & Co. KGaA (a)	6,550	440,692
GEA Group AG (a)	11,850	560,199
Hannover Rueck SE (a)	6,563	591,008
K+S AG (a)	5,979	196,341
Linde AG (a)	4,166	885,259
Merck KGaA (a)	39,062	3,387,329
Muenchener Rueckversicherungs AG (a)	20,700	4,583,981
ProSiebenSat.1 Media AG (a)	20,989	934,200
Rhoen Klinikum AG (a)	13,807	455,857
Siemens AG (a)	2,983	393,858
Stada Arzneimittel AG (a)	11,472	544,930
Symrise AG (a)	4,153	226,037
United Internet AG (a)	2,496	109,655
Wirecard AG (a)	2,480	106,957

		29,245,313

Italy - 2.2%
A2A SpA	1,723,308	1,984,591
Atlantia SpA	65,725	1,872,371
Autogrill SpA †	137,163	1,208,278

	SHARES	VALUE (Note 3)
Italy - 2.2% (continued)
Banca Monte dei Paschi di Siena SpA †	5,469	$10,573
Davide Campari-Milano SpA	2,019	17,461
Enel SpA (a)	173,132	1,007,046
Eni SpA (a)	16,346	447,058
Fiat SpA †	69,948	689,653
GTECH SpA	44,299	1,082,359
Luxottica Group SpA	8,165	472,800
Pirelli & C. SpA	43,474	696,881
Prysmian SpA	16,307	368,254
Snam SpA	157,259	947,159
Terna Rete Elettrica Nazionale SpA	462,622	2,437,513
Tod’s SpA	2,180	277,487

		13,519,484

Japan - 29.0%
Aeon Co., Ltd. (a)	39,000	479,928
Aisin Seiki Co., Ltd. (a)	45,100	1,795,249
Alfresa Holdings Corp. (a)	33,300	2,146,943
Asahi Kasei Corp. (a)	506,000	3,873,694
Astellas Pharma, Inc. (a)	23,000	302,463
Bandai Namco Holdings, Inc. (a)	199,600	4,679,751
Bank of Yokohama Ltd./The (a)	250,000	1,439,751
Benesse Holdings, Inc. (a)	21,100	915,216
Bridgestone Corp. (a)	51,400	1,800,206
Brother Industries Ltd. (a)	133,100	2,307,627
Calbee, Inc. (a)	4,500	124,018
Canon, Inc. (a)	6,300	205,897
Central Japan Railway Co. (a)	48,700	6,951,839
Chiba Bank Ltd./The (a)	141,000	995,871
Chiyoda Corp. (a)	222,000	2,690,579
Coca-Cola West Co., Ltd. (a)	68,200	1,176,095
Dai Nippon Printing Co., Ltd. (a)	156,000	1,629,882
Daicel Corp. (a)	137,000	1,309,895
Daihatsu Motor Co., Ltd. (a)	70,100	1,247,521
Daiichi Sankyo Co., Ltd. (a)	15,700	293,461
Daiwa House Industry Co., Ltd. (a)	44,000	912,147
Denso Corp. (a)	35,300	1,686,302
East Japan Railway Co. (a)	31,400	2,474,071
Electric Power Development Co., Ltd. (a)	38,800	1,259,087
FamilyMart Co., Ltd. (a)	20,500	883,812
Fuji Electric Co., Ltd. (a)	613,000	2,908,731
Fuji Heavy Industries Ltd. (a)	122,500	3,396,774
FUJIFILM Holdings Corp. (a)	82,500	2,302,625
Fujitsu Ltd. (a)	360,000	2,697,425
Fukuoka Financial Group, Inc. (a)	260,000	1,255,817
Gunma Bank Ltd./The (a)	20,000	118,333
Hachijuni Bank Ltd./The (a)	14,000	86,690
Hakuhodo DY Holdings, Inc. (a)	5,400	53,667
Hikari Tsushin, Inc. (a)	17,100	1,291,409
Hino Motors Ltd. (a)	89,400	1,233,393
Hirose Electric Co., Ltd. (a)	2,000	297,324
Hiroshima Bank Ltd./The (a)	11,000	52,576
Hitachi Chemical Co., Ltd. (a)	96,500	1,597,683
Hokuhoku Financial Group, Inc.	113,000	241,026
Hokuriku Electric Power Co. (a)	7,600	100,754
Hoya Corp. (a)	85,700	2,849,338

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	159

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 29.0% (continued)
Ibiden Co., Ltd. (a)	10,500	$211,833
Idemitsu Kosan Co., Ltd. (a)	22,000	477,723
ITOCHU Corp. (a)	106,400	1,365,941
Itochu Techno-Solutions Corp. (a)	16,300	708,548
Iyo Bank Ltd./The (a)	9,000	91,033
Japan Airlines Co., Ltd. (a)	122,200	6,756,378
Japan Petroleum Exploration Co. (a)	7,800	325,398
JGC Corp. (a)	131,000	3,984,953
Joyo Bank Ltd./The (a)	36,000	192,039
JTEKT Corp. (a)	31,100	524,746
JX Holdings, Inc. (a)	9,400	50,302
Kamigumi Co., Ltd. (a)	17,000	156,489
Kaneka Corp. (a)	181,000	1,133,266
KDDI Corp. (a)	19,500	1,189,765
Keyence Corp. (a)	2,100	918,304
Kinden Corp. (a)	25,000	243,271
Koito Manufacturing Co., Ltd. (a)	11,800	302,382
Konica Minolta, Inc. (a)	160,500	1,586,397
Kurita Water Industries Ltd. (a)	87,700	2,031,204
Kyocera Corp. (a)	4,700	223,174
Lawson, Inc. (a)	5,300	397,804
Mabuchi Motor Co., Ltd. (a)	1,900	144,072
Marubeni Corp. (a)	143,000	1,046,614
Maruichi Steel Tube Ltd. (a)	28,500	765,449
Medipal Holdings Corp. (a)	54,100	767,020
MEIJI Holdings Co., Ltd. (a)	14,400	954,681
Miraca Holdings, Inc. (a)	21,800	1,056,517
Mitsubishi Electric Corp. (a)	57,000	704,106
Mitsubishi Tanabe Pharma Corp. (a)	67,100	1,004,424
Mitsubishi UFJ Financial Group, Inc. (a)	224,800	1,379,984
Mitsui & Co., Ltd. (a)	13,200	211,618
Mizuho Financial Group, Inc.	650,400	1,336,901
MS&AD Insurance Group Holdings, Inc. (a)	40,500	978,838
Murata Manufacturing Co., Ltd. (a)	13,000	1,219,149
Nexon Co., Ltd. (a)	51,300	490,298
NGK Spark Plug Co., Ltd. (a)	10,000	282,341
NHK Spring Co., Ltd. (a)	102,700	963,799
Nippon Express Co., Ltd. (a)	90,000	436,524
Nippon Telegraph & Telephone Corp. (a)	80,700	5,029,859
Nippon Yusen KK (a)	44,000	126,921
Nishi-Nippon City Bank Ltd./The (a)	17,000	41,799
Nissin Foods Holdings Co., Ltd. (a)	1,900	97,685
Nitori Holdings Co., Ltd. (a)	26,400	1,444,394
NKSJ Holdings, Inc. (a)	1,700	45,807
Nomura Research Institute Ltd. (a)	15,700	494,638
NTT DOCOMO, Inc. (a)	83,300	1,421,998
Omron Corp. (a)	39,700	1,674,133
Oracle Corp. Japan (a)	3,300	144,351
Oriental Land Co., Ltd. (a)	9,700	1,662,451
Osaka Gas Co., Ltd. (a)	359,000	1,508,454
Otsuka Corp. (a)	59,100	2,866,022
Otsuka Holdings Co., Ltd. (a)	150,300	4,660,823
Park24 Co., Ltd. (a)	13,700	249,165
Resona Holdings, Inc. (a)	819,700	4,776,667
Ricoh Co., Ltd. (a)	137,000	1,632,854

	SHARES	VALUE (Note 3)
Japan - 29.0% (continued)
Rinnai Corp. (a)	4,700	$453,738
Rohm Co., Ltd. (a)	43,200	2,477,732
Sankyo Co., Ltd. (a)	32,700	1,257,875
Santen Pharmaceutical Co., Ltd. (a)	1,600	90,136
Secom Co., Ltd. (a)	22,500	1,373,522
Seiko Epson Corp. (a)	104,300	4,437,359
Sekisui Chemical Co., Ltd. (a)	339,000	3,930,235
Seven & I Holdings Co., Ltd. (a)	54,300	2,288,736
Seven Bank Ltd. (a)	72,000	294,419
Shimadzu Corp. (a)	72,000	660,620
Shimamura Co., Ltd. (a)	16,300	1,604,468
Shimano, Inc. (a)	200	22,193
Shionogi & Co., Ltd. (a)	51,400	1,073,572
Showa Shell Sekiyu KK (a)	114,600	1,302,658
SMC Corp. (a)	2,700	723,497
SoftBank Corp. (a)	9,400	700,516
Stanley Electric Co., Ltd. (a)	43,000	1,121,887
Sumitomo Corp. (a)	8,900	120,089
Sumitomo Metal Mining Co., Ltd. (a)	15,000	244,829
Sumitomo Mitsui Financial Group, Inc. (a)	56,400	2,366,371
Sumitomo Rubber Industries Ltd. (a)	56,600	818,069
Suntory Beverage & Food Ltd. (a)	4,600	180,306
Suruga Bank Ltd. (a)	12,000	233,089
Suzuken Co., Ltd. (a)	2,600	96,852
Sysmex Corp. (a)	4,700	176,726
Taisei Corp. (a)	387,000	2,144,814
Taisho Pharmaceutical Holdings Co., Ltd. (a)	1,200	87,534
Takashimaya Co., Ltd. (a)	40,000	388,501
THK Co., Ltd. (a)	71,000	1,673,862
Toho Gas Co., Ltd. (a)	10,000	54,923
Tohoku Electric Power Co., Inc. (a)	69,800	816,882
Tokio Marine Holdings, Inc. (a)	13,900	457,501
Tokyo Electric Power Co., Inc. †(a)	835,700	3,473,667
Tokyo Gas Co., Ltd. (a)	484,000	2,827,194
Tokyu Corp. (a)	12,000	85,115
TonenGeneral Sekiyu KK (a)	21,000	199,451
Toppan Printing Co., Ltd. (a)	98,000	757,762
TOTO Ltd. (a)	311,000	4,194,157
Toyo Seikan Group Holdings Ltd. (a)	129,300	1,987,742
Toyo Suisan Kaisha Ltd. (a)	46,000	1,417,932
Toyoda Gosei Co., Ltd. (a)	16,700	347,144
Toyota Industries Corp. (a)	11,600	599,376
USS Co., Ltd. (a)	20,900	356,727
West Japan Railway Co. (a)	37,700	1,660,703
Yamaguchi Financial Group, Inc. (a)	15,000	158,190
Yamaha Corp. (a)	32,700	517,008
Yamato Holdings Co., Ltd. (a)	45,100	934,881
Yamato Kogyo Co., Ltd. (a)	500	14,678
Yokogawa Electric Corp. (a)	8,300	105,126
Yokohama Rubber Co., Ltd./The (a)	17,000	147,163

		182,013,703

Netherlands - 1.5%
Akzo Nobel NV (a)	732	54,885
Heineken NV (a)	687	49,312
Koninklijke Ahold NV (a)	111,943	2,099,054

The accompanying notes are an integral part of these financial statements.	(Continued)

160	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Netherlands - 1.5% (continued)
Koninklijke DSM NV (a)	7,361	$535,677
Koninklijke Philips NV (a)	54,079	1,716,376
Nutreco NV (a)	29,950	1,322,810
Randstad Holding NV (a)	3,900	211,416
Royal Dutch Shell PLC, A Shares (a)	45,022	1,858,962
Wolters Kluwer NV (a)	53,196	1,575,743

		9,424,235

Norway - 1.8%
DNB ASA (a)	99,585	1,819,546
Gjensidige Forsikring ASA (a)	43,936	787,666
Marine Harvest ASA (a)	39,765	542,617
Orkla ASA (a)	4,464	39,725
Statoil ASA (a)	134,094	4,121,896
Telenor ASA (a)	157,872	3,594,501
Yara International ASA (a)	6,585	329,899

		11,235,850

Portugal - 0.1%
EDP - Energias de Portugal SA	151,847	761,909

Spain - 3.8%
Acerinox SA	4,512	80,026
ACS Actividades de Construccion y Servicios SA (a)	34,370	1,573,122
Amadeus IT Holding SA, A Shares (a)	71,543	2,949,238
Banco Santander SA (a)	279,223	2,917,674
Bankinter SA (a)	142,535	1,115,464
Bolsas y Mercados Espanoles SA (a)	45,534	2,173,525
Distribuidora Internacional de
Alimentacion SA (a)	69,790	642,363
Ebro Foods SA	39,396	875,297
Enagas SA (a)	96,590	3,109,122
Endesa SA	52,273	2,021,228
Ferrovial SA (a)	10,083	224,659
Gas Natural SDG SA (a)	97,283	3,073,484
Iberdrola SA (a)	112,741	862,417
Repsol SA (a)	86,486	2,280,349

		23,897,968

Sweden - 2.5%
Assa Abloy AB, Class B (a)	7,836	398,585
ICA Gruppen AB	69,164	2,356,525
Meda AB, A Shares	16,861	292,715
Modern Times Group AB, B Shares (a)	9,384	403,156
Nordea Bank AB (a)	260,253	3,669,034
Securitas AB, B Shares (a)	83,367	988,502
Skandinaviska Enskilda Banken AB, Class A (a)	153,355	2,046,945
Skanska AB, B Shares (a)	8,140	185,822
SKF AB, B Shares (a)	18,805	479,483
Svenska Cellulosa AB SCA, Class B (a)	56,679	1,476,142
Telefonaktiebolaget LM Ericsson, B Shares (a)	89,503	1,081,264
TeliaSonera AB (a)	267,183	1,950,965

		15,329,138

	SHARES	VALUE (Note 3)
Switzerland - 3.1%
Actelion Ltd. †(a)	1,144	$144,796
Aryzta AG †(a)	3,228	305,705
Baloise Holding AG (a)	1,772	208,648
DKSH Holding AG (a)	6,349	482,378
EMS-Chemie Holding AG	241	96,170
Galenica AG (a)	1,378	1,344,819
Givaudan SA †(a)	811	1,351,066
Helvetia Holding AG (a)	35	16,069
Lonza Group AG †(a)	11,724	1,274,968
Nestle SA (a)	4,071	315,449
Novartis AG (a)	51,938	4,703,422
OC Oerlikon Corp. AG †(a)	8,027	116,189
Roche Holding AG (a)	12,266	3,654,739
Sika AG (a)	123	502,530
Swiss Life Holding AG †(a)	147	34,845
Swiss Re AG †(a)	36,524	3,247,612
Swisscom AG (a)	3,080	1,789,100

		19,588,505

TOTAL COMMON STOCKS (cost $301,295,120)		326,140,069

PREFERRED STOCKS - 1.6%

Germany - 1.6%
Fuchs Petrolub SE (a)	354	15,973
Henkel AG & Co. KGaA (a)	32,330	3,735,160
Porsche Automobil Holding SE	38,409	3,993,479
Volkswagen AG	9,793	2,564,950

TOTAL PREFERRED STOCKS (cost $9,691,748)		10,309,562

RIGHTS - 0.0% (b)
Acerinox SA †	4,512	2,737
Repsol SA †	86,486	58,858

TOTAL RIGHTS (cost $—)		61,595

MONEY MARKET FUNDS - 78.8%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (c)	5,596,443	5,596,443
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	21,102,990	21,102,990
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)^	441,508,031	441,508,031
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	26,058,041	26,058,041

TOTAL MONEY MARKET FUNDS (cost $494,265,505)		494,265,505

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $805,252,373)		830,776,731

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	161

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SECURITIES SOLD SHORT - (43.6)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (43.6)%

Belgium - (0.2)%
UCB SA	(17,639)	$(1,492,297)

Denmark - (0.9)%
Carlsberg A/S, Class B	(1,741)	(187,512)
Danske Bank A/S	(11,324)	(320,113)
FLSmidth & Co. A/S	(47,427)	(2,648,248)
Novo Nordisk A/S, Class B	(7,875)	(363,455)
Vestas Wind Systems A/S †	(37,592)	(1,896,841)
William Demant Holding A/S †	(3,339)	(303,210)

		(5,719,379)

Finland - (1.2)%
Cargotec OYJ, B Shares	(60,616)	(2,307,981)
Metso OYJ	(19,253)	(728,887)
Nokia OYJ	(269,526)	(2,039,439)
Nokian Renkaat OYJ	(46,065)	(1,795,936)
Wartsila OYJ	(12,876)	(638,159)

		(7,510,402)

Germany - (5.4)%
adidas AG	(8,679)	(877,587)
Aixtron SE †	(179,085)	(2,599,198)
Aurubis AG	(8,000)	(407,385)
Bayerische Motoren Werke AG	(8,230)	(1,042,163)
Commerzbank AG †	(180,174)	(2,823,885)
Deutsche Bank AG	(33,724)	(1,185,230)
E.ON SE	(8,904)	(183,561)
HeidelbergCement AG	(6,699)	(570,808)
Hochtief AG	(1,296)	(112,167)
Infineon Technologies AG	(93,571)	(1,168,061)
LANXESS AG	(64,321)	(4,338,391)
Metro AG †	(11,213)	(487,973)
MTU Aero Engines AG	(4,515)	(414,647)
Rheinmetall AG	(4,189)	(296,218)
RWE AG	(78,523)	(3,367,705)
Salzgitter AG	(44,958)	(1,896,295)
SAP AG	(59,892)	(4,614,961)
Sky Deutschland AG †	(84,741)	(780,839)
Software AG	(10,103)	(364,563)
ThyssenKrupp AG †	(113,347)	(3,298,007)
Wacker Chemie AG	(22,979)	(2,645,512)

		(33,475,156)

Italy - (1.0)%
Assicurazioni Generali SpA	(9,755)	(213,639)
Banca Popolare dell’Emilia Romagna SC †	(12,477)	(112,574)
Buzzi Unicem SpA	(14,038)	(236,052)
Mediaset SpA †	(320,259)	(1,559,770)
Mediobanca SpA †	(57,648)	(574,038)
Salvatore Ferragamo SpA	(41,803)	(1,245,712)
Telecom Italia SpA †	(647,608)	(819,678)
UniCredit SpA	(209,773)	(1,753,990)

		(6,515,453)

Japan - (23.8)%
Acom Co., Ltd. †	(878,100)	(4,182,145)
Advantest Corp.	(405,500)	(5,017,449)

	SHARES	VALUE (Note 3)
Japan - (23.8)% (continued)
Aeon Credit Service Co., Ltd.	(182,500)	$(4,773,114)
Ajinomoto Co., Inc.	(4,000)	(62,693)
Amada Co., Ltd.	(372,000)	(3,789,156)
Aozora Bank Ltd.	(57,000)	(187,404)
Asahi Glass Co., Ltd.	(390,000)	(2,299,318)
Asics Corp.	(10,700)	(249,864)
Casio Computer Co., Ltd.	(61,600)	(894,749)
Chugai Pharmaceutical Co., Ltd.	(17,100)	(482,162)
Chugoku Electric Power Co., Inc./The	(128,300)	(1,748,277)
Citizen Holdings Co., Ltd.	(27,600)	(216,737)
Credit Saison Co., Ltd.	(83,900)	(1,746,828)
Daido Steel Co., Ltd.	(133,000)	(680,529)
Dai-ichi Life Insurance Co., Ltd./The	(143,200)	(2,134,057)
Daikin Industries Ltd.	(13,100)	(826,777)
Disco Corp.	(400)	(26,880)
Don Quijote Holdings Co., Ltd.	(800)	(44,633)
Eisai Co., Ltd.	(19,100)	(801,537)
FANUC Corp.	(6,000)	(1,036,127)
Fast Retailing Co., Ltd.	(4,600)	(1,515,376)
Furukawa Electric Co., Ltd.	(918,000)	(1,949,816)
GS Yuasa Corp.	(602,000)	(3,835,816)
Hamamatsu Photonics KK	(2,300)	(112,881)
Hitachi Capital Corp.	(22,500)	(630,336)
Hitachi Construction Machinery Co., Ltd.	(72,900)	(1,455,098)
Hitachi High-Technologies Corp.	(6,300)	(150,008)
Hitachi Ltd.	(224,000)	(1,641,711)
Hitachi Metals Ltd.	(67,000)	(1,021,525)
Hokkaido Electric Power Co., Inc. †	(337,600)	(2,606,036)
Honda Motor Co., Ltd.	(2,100)	(73,279)
Isetan Mitsukoshi Holdings Ltd.	(98,900)	(1,288,654)
Isuzu Motors Ltd.	(68,000)	(450,294)
Japan Steel Works Ltd./The	(685,000)	(3,006,910)
Japan Tobacco, Inc.	(43,200)	(1,575,163)
JFE Holdings, Inc.	(19,600)	(405,410)
Kajima Corp.	(197,000)	(871,385)
Kansai Electric Power Co., Inc./The †	(252,700)	(2,381,984)
Kansai Paint Co., Ltd.	(19,000)	(317,572)
Kawasaki Heavy Industries Ltd.	(395,000)	(1,505,811)
Keikyu Corp.	(151,000)	(1,357,362)
Keio Corp.	(34,000)	(267,356)
Keisei Electric Railway Co., Ltd.	(6,000)	(59,796)
Kikkoman Corp.	(12,000)	(250,109)
Kintetsu Corp.	(771,000)	(2,809,415)
Kobe Steel Ltd.	(374,000)	(562,481)
Komatsu Ltd.	(24,500)	(568,726)
Konami Corp.	(50,600)	(1,119,470)
Kubota Corp.	(13,000)	(184,474)
Kyowa Hakko Kirin Co., Ltd.	(31,000)	(420,002)
Kyushu Electric Power Co., Inc.	(239,000)	(2,690,651)
M3, Inc.	(64,100)	(1,020,546)
Marui Group Co., Ltd.	(77,500)	(744,598)
Mazda Motor Corp.	(438,000)	(2,055,500)
Mitsubishi Chemical Holdings Corp.	(118,500)	(525,553)
Mitsubishi Gas Chemical Co., Inc.	(105,000)	(672,385)
Mitsubishi Logistics Corp.	(197,000)	(2,952,394)
Mitsubishi Materials Corp.	(154,000)	(540,267)

The accompanying notes are an integral part of these financial statements.	(Continued)

162	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (23.8)% (continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(37,200)	$(213,837)
Mitsui Chemicals, Inc.	(811,000)	(2,218,987)
Mitsui OSK Lines Ltd.	(134,000)	(499,214)
NGK Insulators Ltd.	(82,000)	(1,861,465)
Nidec Corp.	(4,500)	(276,752)
Nintendo Co., Ltd.	(28,300)	(3,398,469)
Nippon Electric Glass Co., Ltd.	(193,000)	(1,124,780)
Nippon Shokubai Co., Ltd.	(37,000)	(497,333)
Nippon Steel & Sumitomo Metal Corp.	(259,000)	(829,710)
Nissan Motor Co., Ltd.	(340,700)	(3,226,245)
Nitto Denko Corp.	(52,800)	(2,473,227)
NOK Corp.	(7,000)	(140,751)
NSK Ltd.	(101,000)	(1,314,347)
Obayashi Corp.	(440,000)	(3,142,509)
Odakyu Electric Railway Co., Ltd.	(317,000)	(3,052,753)
Olympus Corp. †	(60,900)	(2,095,347)
Rakuten, Inc.	(142,500)	(1,842,396)
Sharp Corp. †	(1,191,000)	(3,823,958)
Shikoku Electric Power Co., Inc. †	(220,200)	(3,070,448)
Shimizu Corp.	(30,000)	(212,598)
Shin-Etsu Chemical Co., Ltd.	(23,100)	(1,404,670)
Shinsei Bank Ltd.	(431,000)	(970,768)
Shizuoka Bank Ltd./The	(2,000)	(21,634)
Showa Denko KK	(821,000)	(1,168,145)
Sojitz Corp.	(98,400)	(174,014)
Sony Corp.	(152,200)	(2,543,340)
Sony Financial Holdings, Inc.	(79,000)	(1,348,697)
Sumco Corp.	(203,200)	(1,862,507)
Sumitomo Chemical Co., Ltd.	(154,000)	(582,150)
Sumitomo Dainippon Pharma Co., Ltd.	(54,000)	(621,460)
Sumitomo Electric Industries Ltd.	(25,600)	(360,383)
Sumitomo Heavy Industries Ltd.	(213,000)	(1,013,871)
Sumitomo Mitsui Trust Holdings, Inc.	(163,000)	(744,991)
T&D Holdings, Inc.	(28,100)	(382,204)
Taiheiyo Cement Corp.	(332,000)	(1,338,637)
Taiyo Nippon Sanso Corp.	(115,000)	(1,018,773)
Takeda Pharmaceutical Co., Ltd.	(16,500)	(765,810)
TDK Corp.	(34,200)	(1,605,714)
Teijin Ltd.	(528,000)	(1,325,157)
Terumo Corp.	(21,600)	(483,902)
Tobu Railway Co., Ltd.	(65,000)	(340,405)
Toho Co., Ltd.	(6,800)	(159,480)
Toray Industries, Inc.	(124,000)	(815,925)
Toshiba Corp.	(718,000)	(3,356,243)
Toyota Tsusho Corp.	(90,200)	(2,595,640)
Trend Micro, Inc.	(14,700)	(484,393)
Tsumura & Co.	(5,900)	(139,217)
Ube Industries Ltd.	(261,000)	(453,996)
Yahoo Japan Corp.	(348,200)	(1,607,974)
Yakult Honsha Co., Ltd.	(13,300)	(673,627)
Yamada Denki Co., Ltd.	(724,100)	(2,581,233)
Yamaha Motor Co., Ltd.	(99,600)	(1,715,152)
Yaskawa Electric Corp.	(241,300)	(2,925,153)

		(149,696,977)

Luxembourg - (0.4)%
ArcelorMittal	(154,057)	(2,296,706)

	SHARES	VALUE (Note 3)
Netherlands - (1.3)%
Aegon NV	(4,369)	$(38,113)
ASML Holding NV	(25,220)	(2,352,052)
Delta Lloyd NV	(859)	(21,810)
Fugro NV CVA	(44,630)	(2,552,120)
Koninklijke Vopak NV	(8,883)	(433,720)
SBM Offshore NV †	(58,494)	(943,111)
TNT Express NV	(175,630)	(1,588,981)

		(7,929,907)

Norway - (1.2)%
Aker Solutions ASA	(184,832)	(3,207,959)
Norsk Hydro ASA	(102,000)	(546,168)
Petroleum Geo-Services ASA	(164,010)	(1,736,561)
TGS Nopec Geophysical Co. ASA	(65,332)	(2,085,931)

		(7,576,619)

Portugal - (0.2)%
Banco Espirito Santo SA †	(723,383)	(595,163)
Galp Energia SGPS SA	(14,154)	(259,437)
Jeronimo Martins SGPS SA	(4,683)	(76,996)

		(931,596)

Spain - (2.9)%
Banco Bilbao Vizcaya Argentaria SA	(126,612)	(1,613,723)
Banco de Sabadell SA	(324,746)	(1,108,437)
Banco Popular Espanol SA	(236,039)	(1,576,828)
Bankia SA †	(1,304,459)	(2,528,917)
CaixaBank SA	(68,272)	(421,173)
Grifols SA	(37,400)	(2,043,535)
Inditex SA	(23,045)	(3,546,738)
Mapfre SA	(659,023)	(2,625,873)
Mediaset Espana Comunicacion SA †	(115,203)	(1,344,404)
Obrascon Huarte Lain SA	(32,018)	(1,405,130)
Telefonica SA	(4,412)	(75,744)

		(18,290,502)

Sweden - (1.8)%
Atlas Copco AB, A Shares	(34,000)	(981,620)
Boliden AB	(133,823)	(1,941,462)
Electrolux AB, Series B	(59,070)	(1,490,731)
Elekta AB, B Shares	(78,627)	(998,634)
Hennes & Mauritz AB, B Shares	(2,381)	(103,954)
Husqvarna AB, B Shares	(21,289)	(165,450)
Sandvik AB	(265,107)	(3,620,614)
Swedish Match AB	(21,170)	(734,547)
Tele2 AB, B Shares	(60,090)	(707,169)
Trelleborg AB, B Shares	(19,051)	(405,160)

		(11,149,341)

Switzerland - (2.9)%
Adecco SA †	(2,067)	(170,102)
Cie Financiere Richemont SA	(19,739)	(2,068,436)
Credit Suisse Group AG †	(19,703)	(560,343)
Dufry AG †	(5,861)	(1,064,754)
GAM Holding AG †	(22,366)	(425,696)
Holcim Ltd. †	(15,801)	(1,387,919)
Julius Baer Group Ltd. †	(21,444)	(883,478)
Kuehne + Nagel International AG	(5,851)	(778,007)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	163

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Switzerland - (2.9)% (continued)
Partners Group Holding AG	(369)	$(100,809)
Schindler Holding AG	(1,574)	(239,084)
SGS SA	(148)	(354,153)
Sonova Holding AG	(1,356)	(206,739)
STMicroelectronics NV	(249,096)	(2,228,910)
Sulzer AG	(8,312)	(1,164,772)
Swatch Group AG/The	(1,617)	(974,998)
Syngenta AG	(5,480)	(2,024,582)
Transocean Ltd.	(10,823)	(486,258)
UBS AG †	(147,151)	(2,697,942)
Zurich Insurance Group AG †	(1,245)	(374,977)

		(18,191,959)

United Kingdom - (0.4)%
CNH Industrial NV	(86,549)	(888,071)
Subsea 7 SA	(88,503)	(1,649,653)

		(2,537,724)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $259,661,650)		(273,314,018)

RIGHTS - 0.0% (b)
Banca Popolare dell’Emilia Romagna SC (cost $—) †	(12,477)	(10,644)

TOTAL SECURITIES SOLD SHORT (proceeds $259,661,650)		(273,324,662)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 88.8% (cost $545,590,724)		557,452,069

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.2% (e)		70,100,490

NET ASSETS - 100.0%		$627,552,559

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2014, the value of these securities was $300,222,562.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of June 30, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,541,941	1.5%
Consumer Staples	18,271,996	2.9
Energy	572,067	0.1
Financials	4,130,533	0.7
Health Care	19,284,625	3.1
Industrials	1,718,385	0.3
Information Technology	(1,903,422)	(0.3)
Materials	(21,152,472)	(3.5)
Telecommunication Services	21,722,532	3.4
Utilities	11,000,379	1.8
Money Market Funds	494,265,505	78.8

Total Investments	557,452,069	88.8
Other Assets in Excess of Liabilities (d)	70,100,490	11.2

Net Assets	$627,552,559	100.0%

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	10-Year Canadian Bond	9/2014	CAD	111,025,910	$823,055
Barclays Capital	10-Year Japanese Government Bond	9/2014	JPY	(12,768,571,200)	(476,628)
Bank of America	30-Year Euro Buxl Bond	9/2014	EUR	(14,127,306)	(383,743)
Bank of America	Bovespa Index	8/2014	BRL	(3,762,894)	2,206
CitiBank	Corn Futures^	9/2014	USD	(13,074,535)	574,847
Bank of America	Euro - Bobl Futures	9/2014	EUR	15,166,467	110,775
Bank of America	Euro - Bund Futures	9/2014	EUR	(10,895,773)	(177,448)
Bank of America	Euro - SCHATZ Futures	9/2014	EUR	88,589,238	67,131
Barclays Capital	Gold 100 OZ Futures^	8/2014	USD	(17,017,440)	(432,960)
Bank of America	Hang Seng Index Futures	7/2014	HKD	143,455,067	270,920
Barclays Capital	Long Gilt Futures	9/2014	GBP	13,558,685	(63,240)
Bank of America	MSCI Taiwan Stock Index Futures	7/2014	USD	8,586,543	155,577

The accompanying notes are an integral part of these financial statements.	(Continued)

164	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Soybean Futures^	11/2014	USD	33,383,162	$(1,558,787)
Deutsche Bank	Soybean Futures^	11/2014	USD	(15,092,814)	858,639
Bank of America	Swiss Market Index Futures	9/2014	CHF	(83,408,172)	1,126,579
Bank of America	Taiwan Stock Exchange Futures	7/2014	TWD	217,152,716	132,020
Bank of America	Tel Aviv 25 Index Futures	7/2014	ILS	8,012,946	(27,892)
Bank of America	U.S. Treasury 10-Year Note Futures	9/2014	USD	(90,987,697)	(137,428)
Bank of America	U.S. Treasury 2-Year Note Futures	9/2014	USD	107,218,285	(56,535)
Bank of America	U.S. Treasury 5-Year Note Futures	9/2014	USD	9,567,640	(10,765)
Bank of America	U.S. Treasury Long Bond Futures	9/2014	USD	(25,322,449)	(194,426)
Goldman Sachs	WIG20 Index Futures	9/2014	PLN	9,603,962	(74,640)

					$527,257

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital and Goldman Sachs for total return swap contracts in the amounts of $8,150,033, $450,000 and $81,860,000, respectively at June 30, 2014. Cash held as collateral for Barclays Capital for total return swap contracts was $200,000 at June 30, 2014. Cash held as collateral at CitiBank for total return swap contracts was $1,270,000 at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Brent Crude Futures^	8/2014	$112,893	$112,070	$(823)
8	J.P. Morgan	LME Copper Futures^	7/2014	1,324,017	1,408,240	84,223
62	J.P. Morgan	LME Copper Futures^	7/2014	10,297,554	10,912,620	615,066
1	J.P. Morgan	LME Copper Futures^	7/2014	165,765	175,990	10,225
32	J.P. Morgan	LME Copper Futures^	7/2014	5,373,667	5,626,704	253,037
5	J.P. Morgan	LME Copper Futures^	8/2014	861,885	878,271	16,386
2	J.P. Morgan	LME Copper Futures^	9/2014	333,065	351,237	18,172
28	J.P. Morgan	LME Copper Futures^	9/2014	4,807,008	4,916,800	109,792
26	J.P. Morgan	LME Copper Futures^	9/2014	4,471,630	4,561,609	89,979
613	Goldman Sachs	Natural Gas Futures^	8/2014	28,718,547	27,345,930	(1,372,617)
83	Goldman Sachs	Silver Futures^	9/2014	8,735,662	8,738,239	2,577
82	Barclays Capital	Amsterdam Index Futures	7/2014	9,327,866	9,280,157	(47,709)
518	Barclays Capital	CAC40 Index Futures	7/2014	32,111,649	31,365,131	(746,518)
83	Barclays Capital	DAX Index Futures	9/2014	28,200,570	28,013,773	(186,797)
1,124	Barclays Capital	Euro Stoxx 50 Index	9/2014	50,508,805	49,743,493	(765,312)
475	Barclays Capital	FTSE/JSE Top 40 Index Futures	9/2014	20,528,346	20,576,634	48,288
582	Barclays Capital	Hang Seng Index Futures	7/2014	85,731,274	86,747,316	1,016,042
121	Barclays Capital	IBEX 35 Index Futures	7/2014	18,091,562	17,985,968	(105,594)
228	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2014	7,454,047	7,578,720	124,673
523	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	83,841,643	84,666,154	824,511
254	Barclays Capital	SET50 Index Futures	9/2014	1,560,677	1,551,157	(9,520)
230	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	78,588,578	78,604,838	16,260
820	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	280,207,082	280,215,265	8,183
3,084	J.P. Morgan	90-Day EURODollar Futures	12/2014	768,496,311	768,879,750	383,439
3,286	J.P. Morgan	90-Day EURODollar Futures	3/2015	818,285,353	818,583,675	298,322
2,731	J.P. Morgan	90-Day EURODollar Futures	6/2015	679,385,507	679,233,837	(151,670)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	165

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2,148	J.P. Morgan	Australia 3-Year Bond Futures	9/2014	$220,596,486	$221,744,594	$1,148,108
492	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2014	113,757,080	113,807,132	50,052

				3,361,874,529	3,363,605,304	1,730,775

Short Contracts:
866	Goldman Sachs	Corn Futures^	9/2014	(19,040,154)	(18,131,875)	908,279
146	Goldman Sachs	Gold 100 OZ Futures^	8/2014	(18,885,398)	(19,301,201)	(415,803)
8	J.P. Morgan	LME Copper Futures^	7/2014	(1,329,041)	(1,408,240)	(79,199)
62	J.P. Morgan	LME Copper Futures^	7/2014	(10,267,233)	(10,912,620)	(645,387)
1	J.P. Morgan	LME Copper Futures^	7/2014	(165,837)	(175,990)	(10,153)
32	J.P. Morgan	LME Copper Futures^	7/2014	(5,382,591)	(5,626,704)	(244,113)
5	J.P. Morgan	LME Copper Futures^	8/2014	(861,025)	(878,271)	(17,246)
2	J.P. Morgan	LME Copper Futures^	9/2014	(333,046)	(351,238)	(18,192)
22	J.P. Morgan	LME Copper Futures^	9/2014	(3,777,354)	(3,863,200)	(85,846)
26	J.P. Morgan	LME Copper Futures^	9/2014	(4,470,321)	(4,561,609)	(91,288)
83	Goldman Sachs	WTI Crude Futures^	8/2014	(8,787,394)	(8,745,710)	41,684
177	Barclays Capital	FTSE 100 Index Futures	9/2014	(20,469,792)	(20,328,813)	140,979
58	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2014	(1,708,715)	(1,701,075)	7,640
246	Barclays Capital	FTSE/MIB Index Futures	9/2014	(36,780,476)	(35,879,343)	901,133
65	Barclays Capital	H-SHARES Index Futures	7/2014	(4,270,163)	(4,294,810)	(24,647)
132	Barclays Capital	KOSPI Index 200 Futures	9/2014	(17,004,946)	(16,999,012)	5,934
70	Barclays Capital	MSCI Singapore Index Futures	7/2014	(4,160,291)	(4,159,917)	374
1,343	Barclays Capital	OMXS30 Index Futures	7/2014	(27,937,515)	(27,728,124)	209,391
397	Barclays Capital	S&P 500 E-Mini Futures	9/2014	(38,449,689)	(38,755,140)	(305,451)
596	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2014	(9,052,023)	(9,090,788)	(38,765)
174	Barclays Capital	SPI 200 Index Futures	9/2014	(22,204,524)	(21,961,210)	243,314
412	Barclays Capital	TOPIX Index Futures	9/2014	(50,133,250)	(51,344,948)	(1,211,698)
1,794	J.P. Morgan	90-Day Sterling Futures	12/2014	(380,630,673)	(380,480,925)	149,748
2,024	J.P. Morgan	90-Day Sterling Futures	3/2015	(428,978,653)	(428,243,018)	735,635
2,825	J.P. Morgan	90-Day Sterling Futures	6/2015	(597,348,284)	(596,239,987)	1,108,297
1,282	J.P. Morgan	Australia 10-Year Bond Futures	9/2014	(142,933,099)	(145,634,394)	(2,701,295)
5	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(1,156,295)	(1,156,108)	187

				(1,856,517,782)	(1,857,954,270)	(1,436,488)

				$1,505,356,747	$1,505,651,034	$294,287

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $32,941,111, $6,074,889 and $5,679,443, respectively at June 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

166	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	44,429,000	$41,325,341	$41,661,042	$335,701
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	60,200,000	26,275,745	26,644,362	368,617
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	25,194,999	23,069,912	23,566,164	496,252
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	51,000	57,071	57,549	478
Euro, Expiring 09/17/14	Credit Suisse International	EUR	73,773,000	100,417,374	101,047,088	629,714
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	24,622,999	41,267,447	42,112,629	845,182
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	6,320,000,000	28,192,066	27,861,481	(330,585)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	2,694,000,000	44,818,438	43,942,318	(876,120)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	1,236,324,000	12,112,212	12,210,888	98,676
Korean Won, Expiring 09/17/14*	Credit Suisse International	KRW	2,540,000,000	2,478,283	2,502,497	24,214
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	110,000,000	8,434,848	8,433,524	(1,324)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	123,709,000	104,048,388	107,517,751	3,469,363
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	178,400,000	58,505,239	58,457,825	(47,414)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	1,482,000,000	42,392,108	42,830,800	438,692
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	6,161,000	923,725	921,354	(2,371)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	8,800,000	7,035,222	7,057,712	22,490
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	98,500,000	45,859,822	45,754,579	(105,243)
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	514,000,000	17,160,868	17,231,959	71,091
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	7,000,000	650,661	649,663	(998)

				$605,024,770	$610,461,185	$5,436,415

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(54,761,000)	$(50,399,726)	$(51,349,352)	$(949,626)
Brazilian Real, Expiring 09/17/14*	Credit Suisse International	BRL	(48,480,000)	(20,868,998)	(21,457,120)	(588,122)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(6,833,000)	(6,360,092)	(6,391,252)	(31,160)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	167

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(80,953,000)	$(90,438,866)	$(91,347,820)	$(908,954)
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	(17,980,000)	(3,282,909)	(3,303,689)	(20,780)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(4,186,000)	(5,679,560)	(5,733,576)	(54,016)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(1,894,000)	(3,210,937)	(3,239,301)	(28,364)
Hungarian Forint, Expiring 09/17/14	Credit Suisse International	HUF	(3,770,000,000)	(16,635,016)	(16,619,902)	15,114
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(60,800,000)	(17,540,796)	(17,710,534)	(169,738)
Indian Rupee, Expiring 09/17/14*	Credit Suisse International	INR	(661,000,000)	(10,845,562)	(10,781,689)	63,873
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(10,015,349,999)	(97,849,478)	(98,919,317)	(1,069,839)
Mexican Peso, Expiring 09/17/14	Credit Suisse International	MXN	(854,000,000)	(65,482,769)	(65,474,812)	7,957
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(425,659,999)	(70,587,309)	(69,188,115)	1,399,194
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(6,016,000)	(5,195,405)	(5,228,615)	(33,210)
Poland Zloty, Expiring 09/17/14	Credit Suisse International	PLN	(34,300,000)	(11,217,253)	(11,239,367)	(22,114)
Russian Ruble, Expiring 09/17/14*	Credit Suisse International	RUB	(973,797,000)	(27,544,748)	(28,143,392)	(598,644)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(575,522,999)	(86,060,215)	(86,067,313)	(7,098)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(110,680,000)	(88,080,391)	(88,766,769)	(686,378)
Turkish Lira, Expiring 09/17/14	Credit Suisse International	TRY	(32,200,000)	(15,030,499)	(14,957,337)	73,162
Taiwanese Dollar, Expiring 09/17/14*	Credit Suisse International	TWD	(172,000,000)	(5,750,252)	(5,766,336)	(16,084)
South African Rand, Expiring 09/17/14	Credit Suisse International	ZAR	(103,600,000)	(9,564,351)	(9,615,011)	(50,660)

				(707,625,132)	(711,300,619)	(3,675,487)

				$(102,600,362)	$(100,839,434)	$1,760,928

Cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts was $2,940,000 at June 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

168	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$25,493,969

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Covidien PLC	6,700	$456,167	$148,039
Eaton Corp. PLC	4,600	353,510	1,518
Mallinckrodt PLC	21,500	1,287,635	432,795
Seagate Technology PLC	34,100	2,035,259	(97,697)

			484,655

Netherlands
Core Laboratories NV	2,600	492,961	(58,605)
QIAGEN NV	2,300	55,186	1,049

			(57,556)

Panama
Copa Holdings SA	5,600	819,840	(21,448)

Singapore
Avago Technologies Ltd.	23,900	1,606,420	116,053

Switzerland
Garmin Ltd.	13,700	663,096	171,234
Noble Corp. PLC	23,500	802,557	(13,897)
TE Connectivity Ltd.	51,700	2,881,149	315,979

			473,316

United Kingdom
Delphi Automotive PLC	64,300	4,012,702	407,280
Ensco PLC	18,300	994,634	22,297

			429,577

United States
3M Co.	28,800	3,784,145	341,167
Abbott Laboratories	20,400	803,760	30,600
AbbVie, Inc.	31,600	1,544,608	238,896
Accenture PLC	6,300	503,550	5,742

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ACE Ltd.	49,400	$4,724,218	$398,562
Actavis PLC	1,700	311,576	67,609
Activision Blizzard, Inc.	233,000	3,963,562	1,232,338
Acuity Brands, Inc.	1,600	199,979	21,221
Advance Auto Parts, Inc.	8,400	956,098	177,230
Advent Software, Inc.	7,200	238,060	(3,556)
AECOM Technology Corp.	23,000	698,133	42,467
AES Corp.	50,000	715,000	62,500
Aetna, Inc.	49,800	3,480,498	557,286
Aflac, Inc.	7,600	491,796	(18,696)
AGCO Corp.	37,500	2,042,900	65,350
Agilent Technologies, Inc.	10,500	637,455	(34,335)
AGL Resources, Inc.	10,000	468,860	81,440
Air Lease Corp.	14,300	454,740	96,954
Akamai Technologies, Inc.	16,400	796,712	204,672
Alaska Air Group, Inc.	44,000	3,404,506	777,694
Alliant Energy Corp.	19,800	1,016,677	188,351
Alliant Techsystems, Inc.	13,800	1,815,360	32,736
Allied World Assurance Co. Holdings AG	22,000	790,027	46,413
Allstate Corp./The	25,100	1,327,790	146,082
Altria Group, Inc.	38,200	1,368,501	233,607
Amdocs Ltd.	25,300	1,078,734	93,415
Ameren Corp.	7,900	285,585	37,367
American Electric Power Co., Inc.	54,100	2,578,687	438,470
American Express Co.	4,600	418,462	17,940
American Financial Group, Inc.	22,300	1,237,415	90,773

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	169

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ameriprise Financial, Inc.	57,800	$6,323,962	$612,038
AmerisourceBergen Corp.	16,700	1,177,851	35,571
Amgen, Inc.	37,300	4,430,457	(15,256)
Analog Devices, Inc.	1,000	48,883	5,187
ANSYS, Inc.	700	56,894	(3,820)
AO Smith Corp.	6,000	280,844	16,636
AOL, Inc.	11,100	540,665	(98,996)
Aon PLC	38,800	3,149,915	345,577
Apache Corp.	4,600	370,640	92,212
Apollo Education Group, Inc.	25,200	781,743	5,757
Archer-Daniels-Midland Co.	120,700	4,884,542	439,535
ARES Capital Corp.	91,100	1,634,257	(7,211)
Arrow Electronics, Inc.	40,400	2,161,301	279,263
Ascena Retail Group, Inc.	32,500	587,158	(31,408)
Associated Banc-Corp.	5,100	83,878	8,330
Assurant, Inc.	41,500	2,771,641	(51,316)
AT&T, Inc.	23,200	768,464	51,888
Atmos Energy Corp.	12,900	599,017	89,843
Atwood Oceanics, Inc.	9,600	463,271	40,537
Autoliv, Inc.	13,700	1,243,249	216,897
AutoZone, Inc.	3,100	1,543,549	118,795
Avery Dennison Corp.	11,900	602,839	7,036
Avnet, Inc.	56,500	2,416,173	87,342
Axis Capital Holdings Co.	16,500	751,266	(20,646)
Babcock & Wilcox Co./The	22,100	760,690	(43,324)
Baker Hughes, Inc.	18,900	1,109,975	297,130
Ball Corp.	17,100	864,063	207,765
Bank of New York Mellon Corp./The	25,800	837,854	129,130
BankUnited, Inc.	7,500	241,500	9,600
Baxter International, Inc.	3,500	244,755	8,295
BB&T Corp.	4,600	175,429	5,949
Becton Dickinson and Co.	20,500	2,249,358	175,792
Bed Bath & Beyond, Inc.	18,100	1,162,577	(123,999)
Bemis Co., Inc.	1,300	51,114	1,744
Berkshire Hathaway, Inc.	3,100	356,717	35,619
Best Buy Co., Inc.	20,000	457,772	162,428
Biogen Idec, Inc.	7,400	2,247,119	86,175
Bob Evans Farms, Inc.	3,300	156,334	8,831
Boeing Co./The	11,800	1,655,940	(154,626)
Boston Scientific Corp.	43,800	591,738	(32,412)
Broadridge Financial
Solutions, Inc.	48,500	1,783,834	235,706
Brocade Communications Systems, Inc.	509,100	4,731,316	(47,596)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bunge Ltd.	2,300	$186,990	$(13,018)
CA, Inc.	123,800	4,095,547	(537,535)
Cabot Corp.	1,300	76,449	(1,062)
Capital One Financial Corp.	37,000	2,640,678	415,522
Cardinal Health, Inc.	27,800	1,870,142	35,826
CareFusion Corp.	46,800	1,898,871	176,709
Carlisle Cos., Inc.	4,100	311,573	43,569
Carter’s, Inc.	11,500	808,450	(15,755)
CBS Corp.	9,000	544,410	14,850
Celanese Corp.	2,500	137,750	22,950
Celgene Corp.	38,400	3,037,567	260,225
Charles River Laboratories International, Inc.	2,700	158,490	(13,986)
Cheesecake Factory, Inc./The	2,800	121,966	8,010
Chevron Corp.	48,400	5,666,238	652,382
Chubb Corp./The	14,300	1,255,932	62,099
Church & Dwight Co., Inc.	800	52,082	3,878
Cigna Corp.	34,200	2,993,220	152,154
Cimarex Energy Co.	6,900	803,179	186,695
Cinemark Holdings, Inc.	3,900	121,953	15,951
Cintas Corp.	25,000	1,453,664	134,836
Cisco Systems, Inc.	175,600	3,961,071	402,589
Civeo Corp.	10,200	209,664	45,642
Cleco Corp.	1,000	47,530	11,420
Clorox Co./The	5,500	494,835	7,865
CMS Energy Corp.	13,500	356,805	63,720
Coca-Cola Enterprises, Inc.	24,400	1,080,432	85,400
Comcast Corp., Class A	5,100	265,382	6,601
Comcast Corp.	48,300	2,585,982	6,762
Comerica, Inc.	9,100	429,859	26,597
Commerce Bancshares, Inc.	1,785	80,950	2,052
Commercial Metals Co.	53,800	1,057,356	(126,078)
Computer Sciences Corp.	27,400	1,532,515	199,165
ConAgra Foods, Inc.	1,900	63,498	(7,106)
ConocoPhillips	63,600	4,215,840	1,236,588
Consolidated Edison, Inc.	28,300	1,531,251	102,791
Convergys Corp.	4,600	90,793	7,831
Conversant, Inc.	18,000	424,262	32,938
Cooper Cos., Inc./The	3,200	410,492	23,204
CoreLogic, Inc.	4,000	132,598	(11,158)
Corning, Inc.	175,800	3,166,262	692,548
Crane Co.	16,200	1,072,501	132,131
Crown Holdings, Inc.	18,000	755,133	140,547
CST Brands, Inc.	16,700	543,037	33,113
CSX Corp.	52,400	1,382,783	231,661
Cubist Pharmaceuticals, Inc.	1,200	89,472	(5,688)

The accompanying notes are an integral part of these financial statements.	(Continued)

170	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cullen/Frost Bankers, Inc.	700	$50,138	$5,456
Cummins, Inc.	12,700	1,749,298	210,185
CVS Caremark Corp.	77,100	5,204,684	606,343
Danaher Corp.	7,800	588,570	25,524
Deckers Outdoor Corp.	4,400	330,739	49,113
Delta Air Lines, Inc.	154,600	4,972,206	1,013,906
Deluxe Corp.	11,100	574,092	76,146
DeVry Education Group, Inc.	24,000	890,546	125,614
Diamond Offshore Drilling, Inc.	10,800	567,304	(31,300)
Dillard’s, Inc.	15,600	1,393,238	425,878
Discover Financial Services	48,200	2,558,754	428,682
Dollar Tree, Inc.	6,700	339,541	25,341
Domino’s Pizza, Inc.	700	49,719	1,444
Dover Corp.	29,900	2,248,218	471,187
Dow Chemical Co./The	18,600	801,102	156,054
Dr Pepper Snapple Group, Inc.	12,200	583,837	130,839
DST Systems, Inc.	17,200	1,551,940	33,384
DSW, Inc.	33,900	882,678	64,488
DTE Energy Co.	31,900	2,119,013	365,040
Duke Energy Corp.	12,700	858,777	83,436
Dun & Bradstreet Corp./The	7,200	816,923	(23,483)
Eastman Chemical Co.	8,300	663,004	62,001
eBay, Inc.	1,000	52,955	(2,895)
Edison International	48,400	2,285,029	527,495
EI du Pont de Nemours & Co.	7,300	443,168	34,544
Electronic Arts, Inc.	26,200	633,767	306,027
Eli Lilly & Co.	53,200	2,934,512	372,932
EMC Corp.	10,900	286,792	314
Emerson Electric Co.	800	55,296	(2,208)
Endurance Specialty Holdings Ltd.	4,500	241,786	(9,631)
Energen Corp.	3,100	212,443	63,085
Energizer Holdings, Inc.	18,100	1,809,308	399,435
Entergy Corp.	31,000	1,922,093	622,697
EOG Resources, Inc.	6,300	583,970	152,248
Equifax, Inc.	3,100	219,263	5,611
Everest Re Group Ltd.	4,100	660,033	(2,024)
Exelis, Inc.	33,600	676,032	(105,504)
Express Scripts PLC	700	51,776	(3,245)
Exxon Mobil Corp.	6,800	674,288	10,336
Fidelity National Information Services, Inc.	25,800	1,345,004	67,288
Fifth Third BanCorp.	13,500	290,925	(2,700)
First Niagara Financial Group, Inc.	24,900	260,205	(42,579)
First Republic Bank	1,000	47,831	7,159
Fiserv, Inc.	26,100	1,476,464	97,888

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FleetCor Technologies, Inc.	1,100	$118,481	$26,499
FLIR Systems, Inc.	29,000	969,760	37,410
Flowers Foods, Inc.	2,400	52,088	(1,496)
Fluor Corp.	8,300	660,369	(22,099)
Foot Locker, Inc.	58,500	2,220,657	746,463
Fossil Group, Inc.	1,000	115,090	(10,570)
Franklin Resources, Inc.	16,600	941,836	18,308
Freeport-McMoRan Copper & Gold, Inc.	5,600	189,510	14,890
Fulton Financial Corp.	4,200	52,782	(744)
GameStop Corp.	99,600	3,519,622	511,190
Gannett Co., Inc.	37,600	1,069,344	107,912
Gap, Inc./The	40,800	1,521,989	174,067
GATX Corp.	800	44,898	8,654
General Dynamics Corp.	800	76,376	16,864
General Mills, Inc.	29,400	1,418,355	126,321
Genuine Parts Co.	25,400	2,097,308	132,812
Gilead Sciences, Inc.	50,100	3,961,775	192,016
Google, Inc.	1,300	750,219	9,852
Graham Holdings Co.	3,400	2,162,075	279,499
Great Plains Energy, Inc.	29,800	729,743	70,983
Guess?, Inc.	16,300	471,421	(31,321)
H&R Block, Inc.	8,200	238,046	36,818
Halliburton Co.	9,000	573,533	65,557
Hanesbrands, Inc.	39,200	2,649,010	1,209,838
Hanover Insurance Group, Inc./The	1,900	105,266	14,719
Harris Corp.	28,200	1,957,864	178,286
Hasbro, Inc.	16,800	836,237	55,003
HCA Holdings, Inc.	1,100	56,551	5,467
HCC Insurance Holdings, Inc.	4,500	202,545	17,685
Health Net, Inc.	12,500	408,571	110,679
Helmerich & Payne, Inc.	45,200	4,039,909	1,208,263
Henry Schein, Inc.	6,700	766,885	28,204
Hershey Co./The	4,100	404,143	(4,926)
Hess Corp.	59,500	4,511,439	1,372,516
Hewlett-Packard Co.	119,900	3,563,507	474,725
Hill-Rom Holdings, Inc.	18,000	740,799	6,381
HollyFrontier Corp.	6,900	331,200	(29,739)
Home Depot, Inc./The	11,500	921,063	9,977
Honeywell International, Inc.	41,200	3,703,355	126,185
Hormel Foods Corp.	31,200	1,408,142	131,578
Howard Hughes Corp./The	5,300	651,454	185,045
Hubbell, Inc.	1,600	190,048	6,992
Humana, Inc.	51,600	4,985,967	1,604,385
IAC/InterActiveCorp.	60,100	4,118,650	42,073
IDACORP, Inc.	4,600	239,455	26,563
IDEX Corp.	700	50,833	5,685
Illinois Tool Works, Inc.	6,000	495,960	29,400
Ingram Micro, Inc.	69,100	1,724,052	294,359
Ingredion, Inc.	2,200	149,314	15,774

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	171

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Integrys Energy Group, Inc.	4,400	$236,016	$76,956
Intel Corp.	152,900	3,810,510	914,100
International Business Machines Corp.	13,800	2,488,041	13,485
International Flavors & Fragrances, Inc.	700	60,711	12,285
International Paper Co.	29,000	1,390,723	72,907
International Rectifier Corp.	14,100	365,296	28,094
Intuit, Inc.	6,000	432,282	50,898
InvesCo., Ltd.	1,900	61,624	10,101
ITC Holdings Corp.	1,500	49,167	5,553
ITT Corp.	8,200	331,337	63,083
Jack Henry & Associates, Inc.	8,800	498,097	24,887
Jacobs Engineering Group, Inc.	12,100	784,846	(140,158)
JM Smucker Co./The	12,200	1,180,260	119,894
John Wiley & Sons, Inc.	900	46,930	7,601
Johnson & Johnson	48,700	4,519,628	575,366
Johnson Controls, Inc.	26,900	1,302,145	40,972
JPMorgan Chase & Co.	44,300	2,548,340	4,226
Kellogg Co.	800	47,788	4,772
KeyCorp.	104,800	1,345,842	155,942
Kimberly-Clark Corp.	39,100	4,142,580	206,122
KLA-Tencor Corp.	8,200	509,904	85,744
Kohl’s Corp.	5,700	283,964	16,312
L-3 Communications Holdings, Inc.	10,000	1,080,440	127,060
Lam Research Corp.	27,000	1,391,303	433,357
Lear Corp.	37,100	2,844,342	469,430
Leggett & Platt, Inc.	2,100	62,476	9,512
Leidos Holdings, Inc.	29,200	1,350,099	(230,571)
Lennox International, Inc.	700	61,460	1,239
Lexmark International, Inc.	93,400	3,521,442	976,702
Liberty Interactive Corp.	5,000	137,074	9,726
Liberty Media Corp.	28,300	3,852,406	15,638
LifePoint Hospitals, Inc.	900	50,051	5,839
Lincoln Electric Holdings, Inc.	12,500	888,705	(15,205)
Lincoln National Corp.	56,400	2,773,842	127,374
Lockheed Martin Corp.	22,000	3,315,884	220,176
Loews Corp.	17,400	782,872	(17,098)
Lorillard, Inc.	18,100	884,401	219,156
Lowe’s Cos., Inc.	16,200	771,282	6,156
LPL Financial Holdings, Inc.	3,500	180,836	(6,746)
LyondellBasell Industries NV	70,600	5,690,763	1,203,327
M&T Bank Corp.	14,100	1,572,669	176,436
Manpowergroup, Inc.	38,400	3,113,108	145,132
Marathon Oil Corp.	75,500	2,544,311	469,649

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marathon Petroleum Corp.	1,000	$85,280	$(7,210)
Marriott International, Inc.	6,900	349,278	93,012
Marsh & McLennan Cos., Inc.	29,800	1,360,949	183,287
Marvell Technology Group Ltd.	130,600	1,970,528	(99,030)
MasterCard, Inc.	27,100	2,135,175	(144,138)
Mattel, Inc.	44,900	1,782,172	(32,419)
Maxim Integrated Products, Inc.	3,800	108,490	19,988
McDonald’s Corp.	7,300	692,989	42,413
McGraw Hill Financial, Inc.	1,000	76,210	6,820
McKesson Corp.	27,800	4,699,111	477,527
Medtronic, Inc.	81,000	4,671,205	493,355
Mentor Graphics Corp.	35,100	731,806	25,301
Merck & Co., Inc.	27,400	1,436,060	149,030
Meredith Corp.	1,200	54,936	3,096
MetLife, Inc.	19,400	1,016,384	61,480
Microchip Technology, Inc.	1,700	78,540	4,437
Micron Technology, Inc.	177,500	4,062,015	1,786,610
MICROS Systems, Inc.	1,000	54,301	13,599
Microsoft Corp.	116,000	4,252,167	585,033
Murphy Oil Corp.	48,900	2,973,561	277,311
Murphy USA, Inc.	17,300	682,213	163,584
Myriad Genetics, Inc.	96,000	2,626,683	1,109,637
National Oilwell Varco, Inc.	19,500	1,150,969	454,856
Navient Corp.	157,700	1,865,116	927,751
NetApp, Inc.	22,000	978,780	(175,340)
Netflix, Inc.	800	264,032	88,448
New York Community Bancorp., Inc.	33,400	529,009	4,723
Newell Rubbermaid, Inc.	1,700	53,069	(386)
NewMarket Corp.	700	231,423	43,054
NextEra Energy, Inc.	20,500	1,838,904	261,936
Noble Energy, Inc.	7,500	479,250	101,700
Nordstrom, Inc.	3,300	197,088	27,081
Norfolk Southern Corp.	32,200	2,889,476	428,090
Northeast Utilities	5,400	229,986	25,272
Northrop Grumman Corp.	50,500	5,890,442	150,873
NOW, Inc.	4,875	287,742	(111,219)
Nu Skin Enterprises, Inc.	26,000	2,167,428	(244,468)
Nucor Corp.	9,700	498,386	(20,661)
NVIDIA Corp.	26,600	419,895	73,269
Occidental Petroleum Corp.	15,200	1,366,034	193,942
Oceaneering International, Inc.	1,800	134,406	6,228
OGE Energy Corp.	3,300	112,563	16,401

The accompanying notes are an integral part of these financial statements.	(Continued)

172	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oil States International, Inc.	9,600	$566,392	$48,872
Old Dominion Freight Line, Inc.	6,400	354,432	53,120
Olin Corp.	41,000	1,084,335	19,385
Omnicare, Inc.	19,900	1,260,126	64,617
Oracle Corp.	64,700	2,451,363	170,928
O’Reilly Automotive, Inc.	6,800	921,264	102,816
Owens & Minor, Inc.	14,500	518,646	(25,936)
Owens-Illinois, Inc.	11,000	372,350	8,690
PACCAR, Inc.	26,400	1,524,699	134,013
Packaging Corp. of America	19,100	1,231,295	134,164
Parker Hannifin Corp.	10,200	1,159,158	123,288
PartnerRe Ltd.	13,200	1,310,871	130,701
Patterson Cos., Inc.	6,400	260,514	(7,650)
Penn National Gaming, Inc.	22,800	279,455	(2,663)
People’s United Financial, Inc.	53,900	780,381	37,282
PepsiCo, Inc.	29,500	2,390,943	244,587
PetSmart, Inc.	4,500	286,574	(17,474)
Pfizer, Inc.	105,000	3,265,688	(149,288)
PG&E Corp.	19,800	805,266	145,530
Phillips 66	44,000	3,316,901	222,019
Pinnacle West Capital Corp.	29,100	1,524,182	158,962
Plantronics, Inc.	4,000	175,181	17,019
PNC Financial Services Group, Inc./The	70,200	5,634,204	617,106
Polaris Industries, Inc.	2,700	369,603	(17,955)
PPG Industries, Inc.	1,300	246,324	26,871
PPL Corp.	20,600	609,554	122,364
priceline.com, Inc.	2,400	2,772,730	114,470
ProAssurance Corp.	1,100	50,895	(2,055)
Procter & Gamble Co./The	24,600	1,965,048	(31,734)
Prosperity Bancshares, Inc.	1,200	73,870	1,250
Protective Life Corp.	11,100	576,387	193,176
Prudential Financial, Inc.	1,800	162,414	(2,628)
PTC, Inc.	6,800	232,769	31,071
Public Service Enterprise Group, Inc.	93,500	3,024,366	789,499
Pulte Group, Inc.	26,200	518,637	9,555
Quanta Services, Inc.	14,000	437,057	47,063
Raytheon Co.	38,100	3,478,057	36,668
Regal Entertainment Group	36,500	711,700	58,450
Reinsurance Group of America, Inc.	23,200	1,726,080	104,400
Reliance Steel & Aluminum Co.	62,100	4,600,535	(23,144)
RenaissanceRe Holdings Ltd.	1,500	150,685	9,815
Rent-A-Center, Inc.	14,400	446,678	(33,686)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Republic Services, Inc.	1,500	$48,172	$8,783
ResMed, Inc.	12,500	550,672	82,203
Reynolds American, Inc.	11,600	557,405	142,655
Rock-Tenn Co.	31,600	3,178,516	158,128
Rockwell Automation, Inc.	5,100	608,073	30,243
Ross Stores, Inc.	18,600	1,250,608	(20,590)
Rovi Corp.	5,800	125,744	13,224
RR Donnelley & Sons Co.	40,400	763,441	(78,257)
Ryder System, Inc.	28,600	2,088,992	430,382
SanDisk Corp.	10,200	695,917	369,269
SCANA Corp.	9,500	441,460	69,735
Scotts Miracle-Gro Co./The	9,600	581,328	(35,472)
Seadrill Ltd.	4,500	170,353	9,422
SEI Investments Co.	3,900	136,812	(9,009)
Sempra Energy	4,800	441,360	61,248
Signet Jewelers Ltd.	33,600	2,551,338	1,164,486
Silgan Holdings, Inc.	1,800	83,559	7,917
Skyworks Solutions, Inc.	53,900	1,878,537	652,607
SLM Corp.	27,100	320,509	(95,308)
Snap-on, Inc.	5,800	599,562	87,854
Sonoco Products Co.	17,700	742,461	35,100
Southern Co./The	3,700	152,292	15,614
Southwest Airlines Co.	204,700	4,264,765	1,233,477
St Mary Land & Exploration Co.	12,500	913,576	137,674
StanCorp Financial Group, Inc.	7,700	511,073	(18,273)
Starwood Hotels & Resorts Worldwide, Inc.	4,700	370,689	9,165
Steel Dynamics, Inc.	245,700	4,447,479	(37,164)
STERIS Corp.	13,700	647,924	84,752
Stryker Corp.	12,800	1,000,600	78,696
Symantec Corp.	70,500	1,596,856	17,594
Synopsys, Inc.	19,300	767,298	(18,072)
Sysco Corp.	12,300	449,073	11,562
Tech Data Corp.	14,000	756,763	118,517
Techne Corp.	5,200	469,215	12,149
Teleflex, Inc.	1,200	115,740	10,980
Telephone & Data Systems, Inc.	15,500	421,600	(16,895)
Texas Instruments, Inc.	17,500	757,256	79,069
Thermo Fisher Scientific, Inc.	9,500	1,100,955	20,045
Tidewater, Inc.	3,600	189,340	12,800
Time Warner, Inc.	27,600	1,785,941	152,959
Time, Inc.	3,449	192,892	(109,357)
Timken Co./The	17,100	940,500	219,564
TJX Cos., Inc./The	12,400	703,950	(44,890)
Torchmark Corp.	6,700	520,657	28,207
Toro Co./The	1,600	101,312	448
Total System Services, Inc.	34,000	1,017,861	50,079

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	173

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Towers Watson & Co.	22,900	$2,825,412	$(438,544)
Tractor Supply Co.	2,500	170,531	(19,531)
Travelers Cos., Inc./The	73,700	6,170,976	761,983
TripAdvisor, Inc.	8,600	717,729	216,747
Tupperware Brands Corp.	11,900	1,063,046	(67,016)
Twenty-First Century Fox, Inc.	2,300	72,358	6,371
Tyson Foods, Inc.	127,600	4,520,877	269,227
UGI Corp.	13,000	545,386	111,114
Ultra Petroleum Corp.	29,800	833,814	50,948
Union Pacific Corp.	57,200	4,823,497	882,203
Unit Corp.	19,100	1,214,858	99,795
United Rentals, Inc.	8,500	689,265	200,940
United States Steel Corp.	93,300	2,317,752	111,780
United Technologies Corp.	27,500	3,134,169	40,706
United Therapeutics Corp.	52,200	5,478,594	(859,416)
UnitedHealth Group, Inc.	66,700	4,815,954	636,771
Universal Health Services, Inc.	5,800	493,112	62,296
Unum Group	71,400	2,362,477	119,387
URS Corp.	36,300	1,863,838	(199,483)
US BanCorp.	11,200	441,439	43,745
Valero Energy Corp.	63,700	3,359,042	(167,672)
Validus Holdings Ltd.	1,600	58,264	2,920
Valmont Industries, Inc.	10,300	1,551,576	13,509
Vectren Corp.	4,800	173,913	30,087
VeriSign, Inc.	9,000	543,485	(104,195)
Verizon Communications, Inc.	10,800	522,180	6,264
VF Corp.	35,800	2,069,192	186,208
Viacom, Inc.	38,100	3,110,908	193,505
Visa, Inc.	2,000	446,753	(25,333)
Wabtec Corp.	2,800	209,748	21,504
Waddell & Reed Financial, Inc.	6,500	443,560	(36,725)
Walgreen Co.	38,700	2,273,212	595,619
Wal-Mart Stores, Inc.	8,300	632,377	(9,296)
Walt Disney Co./The	29,300	2,091,807	420,375
Washington Federal, Inc.	6,900	146,081	8,686
Waste Connections, Inc.	6,000	249,000	42,300
Waste Management, Inc.	31,200	1,345,344	50,232
WellCare Health Plans, Inc.	8,400	576,127	51,017
WellPoint, Inc.	80,800	6,913,567	1,781,321
Wells Fargo & Co.	85,300	3,878,443	604,925
Werner Enterprises, Inc.	3,700	94,239	3,848
WESCO International, Inc.	4,600	381,632	15,716
Westar Energy, Inc.	36,700	1,198,797	202,776

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Digital Corp.	63,600	$5,552,173	$318,107
Westlake Chemical Corp.	25,000	1,521,226	572,774
WGL Holdings, Inc.	1,600	61,376	7,584
Whirlpool Corp.	20,900	3,038,782	(129,084)
Whiting Petroleum Corp.	19,600	1,234,375	338,525
Williams-Sonoma, Inc.	900	48,554	16,048
Wisconsin Energy Corp.	1,100	45,541	6,071
World Fuel Services Corp.	9,200	404,313	48,603
Worthington Industries, Inc.	33,400	1,420,970	16,566
WR Berkley Corp.	2,500	103,800	11,975
Wynn Resorts Ltd.	3,600	776,520	(29,304)
Xcel Energy, Inc.	42,800	1,206,960	172,484
Xerox Corp.	31,700	386,740	7,608
Xilinx, Inc.	1,100	51,194	847
Yahoo!, Inc.	85,700	3,094,627	(83,986)
Zimmer Holdings, Inc.	19,400	1,832,602	182,282

			60,569,557

Total of Long Equity Positions			61,994,154

Short Positions

Canada
Lululemon Athletica, Inc.	(114,200)	(5,325,299)	702,483

Ireland
Endo International PLC	(18,900)	(1,285,708)	(37,670)

Switzerland
Weatherford International Ltd.	(127,900)	(1,821,004)	(1,120,696)

United Kingdom
Liberty Global PLC	(51,000)	(2,205,926)	(49,294)
Liberty Global PLC	(51,000)	(2,112,856)	(44,954)
Willis Group Holdings PLC	(10,600)	(470,216)	11,236

			(83,012)

United States
Abercrombie & Fitch Co.	(59,200)	(2,134,557)	(425,843)
Adobe Systems, Inc.	(8,000)	(482,228)	(96,652)
ADTRAN, Inc.	(31,900)	(790,497)	70,833
Aeropostale, Inc.	(528,000)	(2,958,181)	1,115,461
Albemarle Corp.	(4,100)	(256,377)	(36,773)
Alcoa, Inc.	(29,900)	(339,664)	(105,547)
Alere, Inc.	(11,100)	(428,460)	13,098
Allegheny Technologies, Inc.	(36,300)	(1,317,690)	(319,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

174	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliance Data Systems Corp.	(800)	$(205,512)	$(19,488)
Allscripts Healthcare Solutions, Inc.	(24,200)	(401,048)	12,638
Alpha Natural Resources, Inc.	(679,200)	(3,151,817)	631,985
Altera Corp.	(75,200)	(2,455,395)	(158,557)
AMC Networks, Inc.	(800)	(50,047)	855
American Capital Ltd.	(130,600)	(2,039,055)	42,181
American Eagle Outfitters, Inc.	(140,200)	(1,807,455)	234,411
American International Group, Inc.	(39,000)	(1,957,707)	(170,913)
AMETEK, Inc.	(7,100)	(369,342)	(1,846)
Anadarko Petroleum Corp.	(4,200)	(336,153)	(123,621)
ANN, Inc.	(1,400)	(49,350)	(8,246)
Apollo Investment Corp.	(16,000)	(143,040)	5,280
Apple, Inc.	(19,600)	(1,513,680)	(307,748)
Arch Coal, Inc.	(766,300)	(3,202,546)	405,551
Armstrong World Industries, Inc.	(5,000)	(286,572)	(578)
Ashland, Inc.	(1,100)	(108,790)	(10,824)
Assured Guaranty Ltd.	(67,400)	(1,470,668)	(180,632)
Atmel Corp.	(119,100)	(981,369)	(134,598)
Autodesk, Inc.	(22,100)	(1,140,146)	(105,852)
AutoNation, Inc.	(3,400)	(162,588)	(40,324)
Avis Budget Group, Inc.	(57,800)	(2,131,954)	(1,318,128)
Avon Products, Inc.	(345,700)	(5,068,542)	17,865
Bally Technologies, Inc.	(3,000)	(244,170)	47,010
BancorpSouth, Inc.	(9,600)	(234,624)	(1,248)
Bank of America Corp.	(75,600)	(1,267,075)	105,103
Barnes & Noble, Inc.	(111,100)	(1,605,946)	(926,023)
BE Aerospace, Inc.	(5,200)	(400,398)	(80,550)
Bill Barrett Corp.	(11,800)	(319,205)	3,201
BioMarin Pharmaceutical, Inc.	(88,400)	(5,839,461)	340,097
Bristol-Myers Squibb Co.	(8,800)	(474,740)	47,852
Broadcom Corp.	(19,300)	(559,700)	(156,716)
Brookdale Senior Living, Inc.	(174,700)	(4,952,278)	(872,220)
Brown & Brown, Inc.	(2,000)	(63,425)	2,005
Bruker Corp.	(48,800)	(1,002,467)	(181,909)
Cabela’s, Inc.	(20,300)	(1,375,757)	109,037
Cablevision Systems Corp.	(56,500)	(917,283)	(79,942)
Cabot Oil & Gas Corp.	(16,900)	(633,412)	56,446
Calpine Corp.	(245,100)	(4,657,850)	(1,177,981)
Cameron International Corp.	(59,500)	(3,507,012)	(521,733)
Campbell Soup Co.	(13,100)	(528,037)	(72,074)
CARBO Ceramics, Inc.	(2,400)	(267,170)	(102,718)
CarMax, Inc.	(39,100)	(1,793,037)	(240,554)
Carnival Corp.	(91,800)	(3,716,061)	259,791
Catamaran Corp.	(20,900)	(1,026,390)	103,446

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Caterpillar, Inc.	(16,400)	$(1,507,401)	$(274,787)
CenterPoint Energy, Inc.	(9,900)	(231,858)	(20,988)
CenturyLink, Inc.	(6,500)	(195,000)	(40,300)
Cerner Corp.	(1,100)	(61,838)	5,100
CF Industries Holdings, Inc.	(500)	(122,905)	2,640
CH Robinson Worldwide, Inc.	(19,400)	(1,130,723)	(106,803)
Charles Schwab Corp./The	(89,700)	(2,376,644)	(38,977)
Charter Communications, Inc.	(13,200)	(1,805,845)	(284,771)
Cheniere Energy, Inc.	(59,700)	(2,722,627)	(1,557,863)
Chico’s FAS, Inc.	(89,600)	(1,479,291)	(40,325)
Ciena Corp.	(64,700)	(1,372,103)	(29,299)
Cincinnati Financial Corp.	(16,600)	(816,249)	18,785
CIT Group, Inc.	(44,600)	(2,193,513)	152,617
Citigroup, Inc.	(45,700)	(2,293,658)	141,188
Citrix Systems, Inc.	(14,500)	(828,963)	(78,012)
Clean Harbors, Inc.	(10,800)	(615,600)	(78,300)
Coach, Inc.	(49,000)	(2,427,531)	752,221
Cognizant Technology Solutions Corp.	(4,300)	(212,744)	2,431
Colfax Corp.	(8,700)	(537,278)	(111,220)
Community Health Systems, Inc.	(12,600)	(513,595)	(58,067)
CommVault Systems, Inc.	(6,000)	(392,857)	97,837
Compass Minerals International, Inc.	(19,300)	(1,552,951)	(294,831)
Concho Resources, Inc.	(14,100)	(1,380,927)	(656,523)
Concur Technologies, Inc.	(27,900)	(2,863,596)	259,410
CONSOL Energy, Inc.	(97,700)	(3,702,444)	(798,595)
Con-way, Inc.	(8,100)	(328,779)	(79,542)
Copart, Inc.	(17,900)	(638,558)	(5,126)
Costco Wholesale Corp.	(11,400)	(1,282,316)	(30,508)
Covance, Inc.	(2,500)	(233,495)	19,545
Covanta Holding Corp.	(76,400)	(1,369,902)	(204,702)
Cree, Inc.	(14,100)	(762,135)	57,840
CVR Energy, Inc.	(38,400)	(1,487,359)	(363,137)
Cypress Semiconductor Corp.	(477,300)	(4,771,279)	(436,064)
Cytec Industries, Inc.	(3,400)	(314,636)	(43,792)
Darden Restaurants, Inc.	(7,500)	(382,200)	35,175
DaVita HealthCare Partners, Inc.	(27,600)	(1,778,846)	(217,186)
Dean Foods Co.	(174,200)	(2,779,776)	(284,402)
Denbury Resources, Inc.	(58,000)	(925,442)	(145,238)
Devon Energy Corp.	(4,600)	(271,446)	(93,794)
Dick’s Sporting Goods, Inc.	(11,700)	(627,120)	82,368
Diebold, Inc.	(50,500)	(1,717,887)	(310,698)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	175

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(15,800)	$(1,248,254)	$74,630
Donaldson Co., Inc.	(3,200)	(135,648)	224
DR Horton, Inc.	(30,800)	(672,075)	(84,989)
DreamWorks Animation SKG, Inc.	(76,200)	(2,163,614)	391,202
Dresser-Rand Group, Inc.	(12,800)	(734,406)	(81,338)
Dunkin’ Brands Group, Inc.	(7,600)	(354,506)	6,350
E*TRADE Financial Corp.	(134,000)	(2,770,443)	(78,397)
Eagle Materials, Inc.	(6,800)	(530,808)	(110,296)
Ecolab, Inc.	(3,300)	(343,695)	(23,727)
Edwards Lifesciences Corp.	(25,100)	(1,720,354)	(434,230)
Equinix, Inc.	(32,100)	(5,708,456)	(1,035,433)
Estee Lauder Cos., Inc./The	(13,900)	(1,012,230)	(19,984)
Esterline Technologies Corp.	(10,100)	(1,003,447)	(159,265)
Expeditors International of Washington, Inc.	(32,300)	(1,393,106)	(33,262)
F5 Networks, Inc.	(16,300)	(1,706,934)	(109,538)
Facebook, Inc.	(20,000)	(1,126,000)	(219,800)
Fairchild Semiconductor International, Inc.	(97,700)	(1,285,714)	(238,406)
Family Dollar Stores, Inc.	(41,500)	(2,603,456)	(141,354)
Fastenal Co.	(66,100)	(3,020,222)	(251,067)
Fidelity National Financial, Inc.	(33,500)	(1,056,925)	(40,535)
First American Financial Corp.	(23,700)	(620,424)	(38,199)
First Horizon National Corp.	(183,600)	(2,140,244)	(37,252)
First Solar, Inc.	(16,000)	(1,037,199)	(99,761)
FirstEnergy Corp.	(30,600)	(997,866)	(64,566)
FMC Corp.	(5,600)	(416,576)	17,912
FMC Technologies, Inc.	(16,700)	(836,469)	(183,400)
Ford Motor Co.	(186,600)	(2,741,943)	(475,041)
Forest City Enterprises, Inc.	(120,700)	(2,244,529)	(153,780)
Fortinet, Inc.	(171,400)	(3,597,480)	(709,802)
Fortune Brands Home & Security, Inc.	(13,100)	(522,115)	(968)
Freescale Semiconductor Ltd.	(69,100)	(1,188,733)	(435,117)
FTI Consulting, Inc.	(21,200)	(653,633)	(148,151)
General Cable Corp.	(6,900)	(177,842)	788
General Electric Co.	(35,900)	(954,222)	10,770
Genesee & Wyoming, Inc.	(5,200)	(466,612)	(79,388)
Genpact Ltd.	(3,012)	(52,475)	(325)
Genworth Financial, Inc.	(48,900)	(787,647)	(63,213)
GNC Holdings, Inc.	(13,100)	(544,465)	97,755

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Goodyear Tire & Rubber Co./The	(8,500)	$(208,505)	$(27,625)
Greenhill & Co., Inc.	(69,500)	(3,851,440)	428,565
Groupon, Inc.	(302,100)	(2,482,499)	482,597
Harley-Davidson, Inc.	(2,000)	(135,160)	(4,540)
Harman International Industries, Inc.	(8,200)	(741,936)	(138,990)
Harsco Corp.	(57,700)	(1,477,154)	(59,397)
Helix Energy Solutions Group, Inc.	(87,900)	(1,861,550)	(451,099)
Hertz Global Holdings, Inc.	(94,100)	(2,450,730)	(186,893)
Hexcel Corp.	(20,600)	(853,221)	10,681
HMS Holdings Corp.	(130,700)	(3,081,584)	413,997
Hologic, Inc.	(111,800)	(2,459,104)	(375,026)
HomeAway, Inc.	(58,100)	(2,029,053)	6,011
Hospira, Inc.	(8,200)	(350,838)	(70,396)
HSN, Inc.	(2,500)	(140,240)	(7,860)
Huntington Bancshares, Inc.	(125,900)	(1,161,120)	(39,966)
Huntsman Corp.	(23,300)	(518,982)	(135,748)
IDEXX Laboratories, Inc.	(1,200)	(136,270)	(24,014)
IHS, Inc.	(1,600)	(187,376)	(29,696)
Illumina, Inc.	(9,200)	(1,254,328)	(388,240)
Incyte Corp. Ltd.	(8,700)	(449,012)	(42,016)
Informatica Corp.	(5,500)	(234,080)	38,005
Ingersoll-Rand PLC	(6,100)	(380,152)	(1,159)
Integrated Device Technology, Inc.	(4,100)	(43,407)	(19,979)
InterDigital, Inc.	(23,700)	(668,527)	(464,333)
International Game Technology	(60,500)	(819,438)	(143,117)
Intrepid Potash, Inc.	(35,400)	(517,444)	(75,860)
Intuitive Surgical, Inc.	(13,100)	(5,494,028)	99,448
Iron Mountain, Inc.	(111,000)	(2,973,709)	(961,241)
Itron, Inc.	(48,700)	(2,042,316)	67,531
Jabil Circuit, Inc.	(72,700)	(1,277,005)	(242,425)
Janus Capital Group, Inc.	(141,500)	(1,705,237)	(60,683)
Jarden Corp.	(900)	(55,076)	1,661
Jazz Pharmaceuticals PLC	(13,900)	(2,073,053)	29,614
JB Hunt Transport Services, Inc.	(1,800)	(137,830)	5,026
JDS Uniphase Corp.	(120,000)	(1,457,161)	(39,239)
JetBlue Airways Corp.	(118,700)	(1,048,799)	(239,096)
Joy Global, Inc.	(23,100)	(1,224,936)	(197,562)
Kansas City Southern	(4,000)	(396,805)	(33,235)
KB Home	(84,100)	(1,341,265)	(229,723)
KBR, Inc.	(2,100)	(64,160)	14,075
Keurig Green Mountain, Inc.	(1,100)	(116,242)	(20,829)
Kinder Morgan, Inc.	(76,000)	(2,620,086)	(135,674)
L Brands, Inc.	(3,400)	(174,098)	(25,346)

The accompanying notes are an integral part of these financial statements.	(Continued)

176	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Laboratory Corp. of America Holdings	(3,400)	$(304,457)	$(43,703)
Lamar Advertising Co.	(60,100)	(2,950,613)	(234,687)
Laredo Petroleum, Inc.	(70,400)	(1,740,141)	(440,851)
Las Vegas Sands Corp.	(28,300)	(2,318,079)	161,053
Legg Mason, Inc.	(15,400)	(676,214)	(113,960)
Lennar Corp.	(78,500)	(2,954,575)	(340,855)
Leucadia National Corp.	(22,800)	(586,878)	(10,938)
Level 3 Communications, Inc.	(44,900)	(1,474,846)	(496,713)
LinkedIn Corp.	(36,600)	(6,580,812)	305,010
Louisiana-Pacific Corp.	(141,900)	(2,280,608)	149,270
Macy’s, Inc.	(14,700)	(819,897)	(32,997)
Manitowoc Co., Inc./The	(44,700)	(1,144,320)	(324,522)
Markel Corp.	(500)	(283,290)	(44,530)
Martin Marietta Materials, Inc.	(11,900)	(1,282,367)	(289,028)
Masco Corp.	(96,100)	(2,083,411)	(50,009)
Masimo Corp.	(3,200)	(99,680)	24,160
MBIA, Inc.	(66,100)	(770,198)	40,454
McDermott International, Inc.	(640,700)	(5,661,093)	477,830
Mead Johnson Nutrition Co.	(24,400)	(2,007,632)	(265,716)
MeadWestvaco Corp.	(1,300)	(46,265)	(11,273)
Medivation, Inc.	(67,100)	(5,036,110)	(135,958)
MEDNAX, Inc.	(900)	(49,348)	(2,987)
MGM Resorts International	(89,400)	(2,278,489)	(81,671)
Michael Kors Holdings Ltd.	(25,200)	(1,954,778)	(279,202)
Mohawk Industries, Inc.	(1,500)	(204,171)	(3,339)
Monsanto Co.	(20,000)	(2,219,865)	(274,935)
Monster Beverage Corp.	(3,400)	(235,008)	(6,494)
Monster Worldwide, Inc.	(104,300)	(675,864)	(6,258)
Mosaic Co./The	(37,900)	(1,782,033)	(92,122)
Motorola Solutions, Inc.	(6,400)	(417,636)	(8,412)
MSC Industrial Direct Co., Inc.	(3,100)	(253,172)	(43,312)
MSCI, Inc.	(1,200)	(52,102)	(2,918)
Nabors Industries Ltd.	(70,100)	(1,195,529)	(863,308)
Navistar International Corp.	(159,000)	(5,386,789)	(572,531)
NCR Corp.	(72,000)	(2,467,796)	(58,684)
NetSuite, Inc.	(12,400)	(1,065,790)	(11,522)
New York Times Co./The	(69,700)	(1,026,434)	(33,703)
Newfield Exploration Co.	(58,700)	(1,435,109)	(1,159,431)
News Corp.	(41,500)	(708,820)	(35,690)
Nielsen Holdings NV	(9,400)	(417,548)	(37,506)
NIKE, Inc.	(11,900)	(863,264)	(59,581)
Nordson Corp.	(4,900)	(341,115)	(51,816)
NRG Energy, Inc.	(47,800)	(1,341,746)	(436,414)
Nuance Communications, Inc.	(101,300)	(1,521,526)	(379,875)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oasis Petroleum, Inc.	(7,600)	$(320,669)	$(104,095)
Office Depot, Inc.	(670,700)	(3,136,011)	(680,272)
Old Republic International Corp.	(6,400)	(107,456)	1,600
ON Semiconductor Corp.	(103,300)	(884,565)	(59,597)
ONEOK, Inc.	(10,600)	(569,262)	(152,386)
Owens Corning	(50,300)	(2,000,769)	55,165
Pall Corp.	(1,300)	(108,550)	(2,457)
Palo Alto Networks, Inc.	(71,900)	(4,470,082)	(1,558,733)
Pandora Media, Inc.	(46,300)	(1,659,648)	293,798
Panera Bread Co.	(2,400)	(413,256)	53,664
Peabody Energy Corp.	(268,800)	(4,696,336)	301,456
PerkinElmer, Inc.	(24,000)	(1,035,507)	(88,653)
Pharmacyclics, Inc.	(34,300)	(4,626,792)	1,549,739
Philip Morris International, Inc.	(17,300)	(1,347,699)	(110,864)
Pitney Bowes, Inc.	(6,700)	(174,985)	(10,069)
Post Holdings, Inc.	(27,000)	(1,430,248)	55,678
Precision Castparts Corp.	(3,700)	(993,868)	59,988
Principal Financial Group, Inc.	(20,400)	(925,603)	(104,189)
Progressive Corp./The	(66,400)	(1,572,615)	(111,289)
PVH Corp.	(15,900)	(1,928,419)	74,479
QEP Resources, Inc.	(39,400)	(1,184,015)	(175,285)
Quest Diagnostics, Inc.	(900)	(48,722)	(4,099)
Rackspace Hosting, Inc.	(79,100)	(2,898,918)	236,412
Range Resources Corp.	(48,400)	(4,029,972)	(178,408)
Red Hat, Inc.	(30,500)	(1,784,714)	98,979
Regeneron Pharmaceuticals, Inc.	(3,300)	(938,305)	6,154
Regions Financial Corp.	(48,500)	(512,645)	(2,425)
RF Micro Devices, Inc.	(10,500)	(52,290)	(48,405)
Robert Half International, Inc.	(1,200)	(48,543)	(8,745)
Rockwell Collins, Inc.	(7,000)	(537,276)	(9,704)
Rockwood Holdings, Inc.	(29,100)	(2,069,527)	(141,782)
Rosetta Resources, Inc.	(11,800)	(515,107)	(132,123)
Rowan Cos. PLC	(3,100)	(101,525)	2,542
Royal Caribbean Cruises Ltd.	(1,200)	(58,020)	(8,700)
Salesforce.com, Inc.	(55,100)	(3,286,419)	86,211
Salix Pharmaceuticals Ltd.	(20,700)	(2,019,283)	(534,062)
Sally Beauty Holdings, Inc.	(41,500)	(1,154,275)	113,455
SBA Communications Corp.	(13,300)	(1,207,494)	(153,096)
Scripps Networks Interactive, Inc.	(2,600)	(192,842)	(18,122)
Sealed Air Corp.	(55,500)	(1,809,893)	(86,542)
Seattle Genetics, Inc.	(41,900)	(1,763,690)	161,015
Semtech Corp.	(40,600)	(905,045)	(156,645)
Sensata Technologies Holding NV	(44,600)	(1,687,320)	(399,068)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	177

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Service Corp. International	(67,500)	$(1,212,427)	$(186,173)
ServiceNow, Inc.	(7,500)	(466,024)	1,324
Sherwin-Williams Co./The	(1,700)	(327,443)	(24,304)
Silicon Laboratories, Inc.	(7,400)	(337,046)	(27,404)
Sirius XM Holdings, Inc.	(1,439,200)	(4,631,903)	(347,729)
Sirona Dental Systems, Inc.	(9,200)	(645,179)	(113,453)
Six Flags Entertainment Corp.	(22,900)	(844,861)	(129,534)
SolarWinds, Inc.	(46,400)	(1,858,566)	64,742
Solera Holdings, Inc.	(800)	(54,864)	1,144
Sotheby’s	(39,700)	(1,980,694)	313,691
Southwestern Energy Co.	(47,100)	(1,875,444)	(267,135)
Spirit AeroSystems Holdings, Inc.	(28,100)	(969,118)	22,148
Splunk, Inc.	(26,800)	(1,500,041)	17,197
Sprint Corp.	(291,400)	(2,520,560)	34,918
SPX Corp.	(3,800)	(396,606)	(14,592)
Stanley Black & Decker, Inc.	(10,500)	(828,646)	(93,464)
Stratasys Ltd.	(28,200)	(3,396,975)	192,609
SunEdison, Inc.	(223,500)	(3,275,745)	(1,775,355)
SunTrust Banks, Inc.	(19,100)	(751,394)	(13,752)
SUPERVALU, Inc.	(144,400)	(888,684)	(298,284)
SVB Financial Group	(500)	(52,790)	(5,520)
Synovus Financial Corp.	(130,912)	(3,169,422)	(22,212)
T Rowe Price Group, Inc.	(1,400)	(115,192)	(2,982)
Target Corp.	(29,000)	(1,711,529)	30,979
TCF Financial Corp.	(15,900)	(266,643)	6,360
Teekay Corp.	(38,100)	(2,043,227)	(328,498)
Tempur Sealy International, Inc.	(57,300)	(2,795,107)	(625,703)
Tenet Healthcare Corp.	(94,600)	(4,264,023)	(176,501)
Teradata Corp.	(40,000)	(1,815,875)	207,875
Teradyne, Inc.	(8,700)	(169,563)	(957)
Terex Corp.	(21,900)	(890,762)	(9,328)
Tesla Motors, Inc.	(3,100)	(527,031)	(217,155)
Tesoro Corp.	(45,200)	(2,376,616)	(275,268)
Textron, Inc.	(44,400)	(1,584,033)	(116,043)
Theravance Biopharma, Inc.	(35,427)	(1,037,551)	(91,862)
Theravance, Inc.	(124,000)	(3,631,588)	(61,132)
Thor Industries, Inc.	(900)	(47,838)	(3,345)
Thoratec Corp.	(25,900)	(959,334)	56,460
TIBCO Software, Inc.	(80,700)	(1,831,573)	203,854
Tiffany & Co.	(14,100)	(1,222,611)	(190,914)
T-Mobile US, Inc.	(39,100)	(1,217,294)	(97,248)
Toll Brothers, Inc.	(37,700)	(1,357,938)	(33,192)
TransDigm Group, Inc.	(11,400)	(1,942,749)	35,985

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Trimble Navigation Ltd.	(91,800)	$(3,021,933)	$(370,077)
Triumph Group, Inc.	(22,300)	(1,692,044)	135,058
tw telecom, Inc.	(28,000)	(838,366)	(290,314)
Twenty-First Century Fox, Inc.	(43,900)	(1,368,525)	(174,560)
Ulta Salon Cosmetics & Fragrance, Inc.	(33,400)	(2,797,661)	(255,433)
Under Armour, Inc.	(22,200)	(924,656)	(396,022)
United Continental Holdings, Inc.	(17,600)	(831,059)	108,227
Urban Outfitters, Inc.	(39,500)	(1,409,164)	71,694
Valspar Corp./The	(4,500)	(321,336)	(21,519)
Vantiv, Inc.	(23,500)	(761,972)	(28,098)
Varian Medical Systems, Inc.	(3,500)	(277,748)	(13,242)
VeriFone Systems, Inc.	(118,400)	(3,420,340)	(930,860)
Verisk Analytics, Inc.	(5,900)	(373,803)	19,685
Vertex Pharmaceuticals, Inc.	(88,700)	(6,539,206)	(1,858,910)
Visteon Corp.	(1,800)	(146,310)	(28,308)
VMware, Inc.	(24,700)	(2,350,187)	(41,020)
Vulcan Materials Co	(61,400)	(3,669,942)	(244,308)
WABCO Holdings, Inc.	(2,500)	(237,650)	(29,400)
Waters Corp.	(1,600)	(169,863)	2,759
Webster Financial Corp.	(23,900)	(754,890)	1,084
Wendy’s Co./The	(91,258)	(805,075)	26,644
Western Union Co./The	(197,500)	(3,164,344)	(260,306)
WEX, Inc.	(4,200)	(368,479)	(72,395)
Williams Cos., Inc./The	(78,500)	(3,098,408)	(1,471,077)
Woodward, Inc.	(8,500)	(349,921)	(76,609)
WPX Energy, Inc.	(55,700)	(1,038,805)	(292,982)
Xylem, Inc.	(47,700)	(1,676,447)	(187,669)
Yum! Brands, Inc.	(41,900)	(2,879,389)	(522,891)
Zions Bancorporation	(56,200)	(1,668,665)	12,451
Zynga, Inc.	(731,200)	(3,070,098)	722,946

			(36,530,933)

Total of Short Equity Positions			(37,069,828)

Total of Long and Short Equity Positions			24,924,326

Net Cash and Other Receivables/ (Payables) (b)			569,643

Swaps, at Value			$25,493,969

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

178	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investments	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	13 months maturity ranging from 07/10/2014 - 02/20/2015	$(1,129,519)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	48,652	$2,362,358	$619,062

Switzerland
Coca-Cola HBC AG	15,746	399,672	(38,203)

United Kingdom
3i Group PLC	25,351	161,545	12,680
Admiral Group PLC	13,983	343,124	27,379
Amlin PLC	1,156	8,286	966
Anglo American PLC	98,319	2,456,403	(46,764)
Ashtead Group PLC	52,976	732,750	59,767
ASOS PLC	7,099	815,635	(456,113)
Associated British Foods PLC	93,614	4,317,670	564,537
Aviva PLC	300,483	2,376,030	245,619
Babcock International Group PLC	193,783	4,492,295	(640,486)
BG Group PLC	26,469	504,763	53,769
BP PLC	7,039	57,405	4,580
British Sky Broadcasting Group PLC	152,282	2,229,263	125,834
BT Group PLC	596,509	3,961,727	(42,027)
Bunzl PLC	35,302	980,177	(140)
Capita PLC	81,490	1,436,944	159,549
Catlin Group Ltd.	1,094	9,895	117
Centrica PLC	254,956	1,387,433	(25,044)
Compass Group PLC	71,411	1,178,000	63,583
Direct Line Insurance Group PLC	1,000,609	4,401,429	216,245
Drax Group PLC	91,623	1,262,270	(259,172)
DS Smith PLC	125,463	703,052	(108,912)
GKN PLC	474,611	3,276,693	(330,317)
GlaxoSmithKline PLC	34,197	961,803	(51,301)
Hargreaves Lansdown PLC	32,007	796,741	(119,107)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
HSBC Holdings PLC	46,550	$538,522	$(66,269)
ICAP PLC	130,850	915,542	(65,418)
Inchcape PLC	9,202	91,157	8,666
Investec PLC	309,823	2,203,758	650,705
ITV PLC	196,992	681,447	(81,124)
J Sainsbury PLC	955,595	5,794,955	(636,695)
Kingfisher PLC	596,431	4,004,717	(343,287)
Legal & General Group PLC	29,997	107,513	8,051
London Stock Exchange Group PLC	1,021	32,149	2,905
Lonmin PLC	4,035	19,622	(3,242)
Marks & Spencer Group PLC	103,740	861,143	(106,506)
Meggitt PLC	61,671	552,557	(18,606)
Mitchells & Butlers PLC	11,158	86,670	(12,291)
Mondi PLC	67,620	1,138,642	88,992
National Grid PLC	219,594	2,965,489	195,964
Next PLC	45,414	4,811,279	216,192
Reckitt Benckiser Group PLC	17,068	1,370,294	117,953
Resolution Ltd.	51,769	317,548	(38,398)
Rexam PLC	92,178	882,710	(39,015)
Rightmove PLC	43,437	1,903,457	(311,216)
Rolls-Royce Holdings PLC	1,871,578	25	3,178
Sage Group PLC/The	69,599	490,245	(33,120)
Schroders PLC	7,713	337,446	(6,928)
Shire PLC	24,210	1,262,503	636,604
Smith & Nephew PLC	84,079	1,280,827	207,202
Smiths Group PLC	88,603	2,246,073	(282,650)
Sports Direct International PLC	125,813	1,545,156	(24,836)
SSE PLC	76,127	1,738,898	300,472
Tesco PLC	356,823	2,014,265	(280,039)
Travis Perkins PLC	81,644	2,512,233	(225,764)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2014	179

Consolidated Schedule of Investment	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Whitbread PLC	21,037	$1,386,523	$200,520
William Hill PLC	57,927	333,736	(8,502)
WPP PLC	104,358	2,412,164	(138,007)

			(629,267)

Total of Long Equity Positions			(48,408)

Short Positions

Switzerland
Wolseley PLC	(67,182)	(3,936,396)	256,092

United Kingdom
Aggreko PLC	(33,217)	(1,026,291)	88,470
Antofagasta PLC	(83,000)	(1,211,584)	127,276
ARM Holdings PLC	(223,378)	(3,620,874)	261,966
Barclays PLC	(302,927)	(1,355,112)	251,617
Burberry Group PLC	(205,907)	(5,174,770)	(51,364)
Carnival PLC	(95,225)	(4,128,794)	536,807
Croda International PLC	(61,132)	(2,531,862)	229,562
Diageo PLC	(110,161)	(3,550,874)	42,345
Evraz PLC	(273,446)	(458,276)	42,764
Experian PLC	(27,438)	(527,976)	64,406
G4S PLC	(99,799)	(406,388)	(29,317)
IMI PLC	(45,043)	(1,295,686)	150,361
InterContinental Hotels Group PLC	(3,390)	(116,035)	(24,214)
Intertek Group PLC	(42,539)	(2,088,511)	88,432
John Wood Group PLC	(206,883)	(2,324,021)	(528,528)
Johnson Matthey PLC	(52,282)	(3,014,222)	241,944
Kazakhmys PLC	(318,115)	(1,298,402)	(354,293)
Ladbrokes PLC	(181,175)	(479,288)	44,320
Man Group PLC	(1,502,547)	(2,504,883)	(199,284)
Melrose Industries PLC	(32,267)	(199,414)	55,829
Old Mutual PLC	(302,268)	(993,045)	(28,459)
Pearson PLC	(110,932)	(2,372,247)	181,948
Pennon Group PLC	(147,990)	(1,743,306)	(245,867)
Premier Oil PLC	(34,733)	(171,775)	(26,522)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Prudential PLC	(41,278)	$(929,985)	$(15,754)
Royal Bank of Scotland Group PLC	(421,148)	(2,553,396)	186,452
SABMiller PLC	(97,810)	(4,584,273)	(1,084,306)
Serco Group PLC	(303,044)	(2,003,712)	110,578
Severn Trent PLC	(51,114)	(1,445,281)	(244,434)
Spirax-Sarco Engineering PLC	(22,657)	(1,146,526)	87,482
Standard Chartered PLC	(9,725)	(135,418)	(63,362)
Standard Life PLC	(251,325)	(1,572,757)	(35,092)
Tate & Lyle PLC	(12,783)	(151,487)	1,926
Taylor Wimpey PLC	(284,476)	(523,385)	(31,072)
Telecity Group PLC	(23,980)	(288,145)	(21,141)
UBM PLC	(26,450)	(323,485)	22,035
United Utilities Group PLC	(1,402)	(16,615)	(4,542)
Vedanta Resources PLC	(34,960)	(487,351)	(175,679)
Vodafone Group PLC	(65,206)	(228,394)	10,458
Weir Group PLC/The	(93,427)	(3,479,446)	(706,783)

			(1,043,035)

Total of Short Equity Positions			(786,943)

Total of Long and Short Equity Positions			(835,351)

Net Cash and Other Receivables/ (Payables) (b)			(294,168)

Swaps, at Value			$(1,129,519)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity ranging from 07/22/2014 - 02/20/2015	$(1,020,429)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

The accompanying notes are an integral part of these financial statements.	(Continued)

180	AQR Funds	Semi-Annual Report	June 2014

Consolidated Schedule of Investment	June 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	4,048	$462,139	$71,535
AtoS	7,380	660,297	(45,611)
AXA SA	1,110	30,649	(4,128)
BNP Paribas SA	8,795	695,897	(98,199)
Bouygues SA	84,474	3,415,149	99,831
Bureau Veritas SA	3,706	102,265	663
Cap Gemini SA	16,842	1,186,579	15,330
Christian Dior SA	360	70,204	1,472
Cie Generale des Etablissements Michelin	13,204	1,460,327	116,260
CNP Assurances	11,194	237,694	(5,364)
Danone SA	8,953	621,337	44,394
Electricite de France	121,925	4,278,518	(439,356)
European Aeronautic Defence and Space Co. NV	29,452	2,270,451	(295,754)
GDF Suez	10,743	255,060	40,926
Iliad SA	12,768	3,241,018	621,412
Imerys SA	10,812	909,075	2,749
Lagardere SCA	43,329	1,581,771	(170,044)
Legrand SA	8,338	469,298	41,326
L’Oreal SA	7,510	1,286,491	6,574
Natixis	18,390	117,371	654
Neopost SA	19,537	1,664,581	(201,363)
Publicis Groupe SA	13,170	1,219,526	(103,284)
Rexel SA	67,451	1,792,296	(214,781)
Safran SA	36,912	2,678,366	(261,931)
SCOR SE	41,962	1,418,375	26,501
SES SA	28,865	958,240	137,107
Societe BIC SA	756	88,727	14,722
Societe Generale SA	12,334	758,287	(111,459)
Suez Environnement Co.	135,779	2,565,592	31,884
Thales SA	27,131	1,798,042	(157,582)
Total SA	74,350	4,348,839	1,030,361
Valeo SA	6,691	779,066	118,697
Vinci SA	23,837	1,582,911	199,114
Vivendi SA	137,443	3,671,513	(308,068)
Zodiac Aerospace	15,080	542,405	(31,835)

			172,753

Total of Long Equity Positions			172,753

Short Positions

France
Accor SA	(5,067)	(246,350)	(17,010)
Air France-KLM	(150,046)	(1,853,603)	(37,596)
Alcatel-Lucent	(356,637)	(1,458,643)	176,506

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Alstom SA	(54,083)	$(1,912,359)	$(51,794)
Arkema SA	(4,889)	(538,769)	63,723
Carrefour SA	(6,899)	(242,213)	(12,183)
CGG SA	(279,987)	(4,347,339)	380,827
Cie de St-Gobain	(24,583)	(1,378,446)	(8,582)
Credit Agricole SA	(64,635)	(872,384)	(40,188)
Edenred	(45,479)	(1,361,827)	(17,276)
Eiffage SA	(13,452)	(791,330)	(123,367)
Essilor International SA	(14,759)	(1,562,626)	(1,474)
Etablissements Maurel et Prom	(29,473)	(491,675)	(13,550)
Eutelsat Communications SA	(24,348)	(743,843)	(102,243)
Faurecia	(47,813)	(1,873,441)	69,263
Kering	(7,567)	(1,562,001)	(97,980)
LVMH Moet Hennessy Louis Vuitton SA	(17,046)	(2,970,199)	(319,148)
Pernod-Ricard SA	(13,200)	(1,436,022)	(149,569)
Peugeot SA	(151,567)	(2,116,236)	(126,295)
Remy Cointreau SA	(29,810)	(2,246,132)	(498,706)
Renault SA	(17,278)	(1,498,248)	(63,591)
Schneider Electric SA	(10,299)	(831,083)	(140,045)
Technip SA	(23,807)	(2,148,557)	(452,629)
Vallourec SA	(36,214)	(1,862,878)	239,545
Veolia Environnement SA	(189,156)	(3,009,583)	(593,977)
Wendel SA	(1,408)	(203,456)	1,739

			(1,935,600)

Total of Short Equity Positions			(1,935,600)

Total of Long and Short Equity Positions			(1,762,847)

Net Cash and Other Receivables/ (Payables) (b)			742,418

Swaps, at Value			$(1,020,429)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	181

Statements of Assets and Liabilities	June 30, 2014 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR LONG-SHORT EQUITY FUND	AQR GLOBAL MACRO FUND**
ASSETS:
Investments in securities, at cost	$3,661,990,760	$13,795,275	$23,197,978

Investments in securities, at value	$3,773,524,871	$13,795,275	$23,197,978
Cash	35,069,785	—	—
Foreign currency, at value	6,033,503	35,854	1
Due from brokers	620,268,973	231,405	3,153,791
Unrealized appreciation on forward foreign currency exchange contracts	—	32,840	7,256
Swaps, at value	558,287	623,091	86,300
Unrealized appreciation on futures contracts	262,388	46,604	96,835
Receivables:
Securities sold	86,535,111	—	—
Foreign tax reclaim	45,376	—	—
Dividends and interest	17,377,815	—	—
Capital shares sold	2,898,160	32,917	—
Due from Investment Advisor	—	1,926	—
Prepaid expenses	206,680	24,264	57,688
Total Assets	4,542,780,949	14,824,176	26,599,849
LIABILITIES:
Securities sold short, at value (proceeds $1,491,225,592, $— and $—, respectively)	1,575,234,564	—	—
Options written, at value (proceeds $2,636,010, $— and $—, respectively)	1,247,165	—	—
Due to custodian	—	—	3,000
Due to brokers	—	—	3,460
Unrealized depreciation on forward foreign currency exchange contracts	301,850	—	—
Swaps, at value	27,175,051	—	57,250
Unrealized depreciation on futures contracts	5,818,725	—	600,596
Payables:
Securities purchased	134,083,308	—	—
Accrued Investment advisory fees	2,315,030	—	5,192
Accrued Distribution fees—Class N	157,775	212	202
Capital shares redeemed	8,336,010	—	—
Dividends and interest payable on securities sold short	1,470,808	—	—
Other accrued expenses and liabilities	1,197,873	26,858	45,484
Total Liabilities	1,757,338,159	27,070	715,184
Net Assets	$2,785,442,790	$14,797,106	$25,884,665

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$2,749,375,372	$13,979,604	$26,787,130
Undistributed (accumulated) net investment income (loss)	31,903,581	(326,046)	(84,345)
Undistributed (accumulated) net realized gain (loss)	(13,219,691)	435,120	(312,560)
Net unrealized appreciation (depreciation)	17,383,528	708,428	(505,560)
Net Assets	$2,785,442,790	$14,797,106	$25,884,665

NET ASSETS:
Class I	$2,015,822,334	$13,742,700	$24,891,526
Class N	769,620,456	1,054,406	993,139
SHARES OUTSTANDING:
Class I	182,546,200	1,284,862	2,579,017
Class N	70,027,913	98,704	102,956
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$11.04	$10.70	$9.65
Class N	$10.99	$10.68	$9.65

Foreign currency at cost of $6,012,134, $35,253 and $1, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

182	AQR Funds	Semi-Annual Report	June 2014

Statements of Assets and Liabilities	June 30, 2014 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
ASSETS:
Investments in securities, at cost	$5,751,124,208	$143,054,074	$63,931,607

Investments in securities, at value	$5,751,178,943	$143,054,514	$63,931,614
Cash	52,664,000	—	2,000
Foreign currency, at value	4,731,523	13,333	—
Due from brokers	282,823,504	10,376,732	1,665,861
Unrealized appreciation on forward foreign currency exchange contracts	61,983,826	2,684,685	—
Swaps, at value	7,676,385	570,762	1,505,234
Unrealized appreciation on futures contracts	50,074,154	1,980,011	—
Receivables:
Securities sold	426,448	25,361	—
Dividends and interest	21,393	—	222
Capital shares sold	7,941,531	118,728	207,319
Prepaid expenses	336,219	27,163	40,888
Total Assets	6,219,857,926	158,851,289	67,353,138
LIABILITIES:
Due to custodian	—	160,000	—
Due to brokers	57,925,746	2,638,996	179,871
Swaps, at value	15,995,269	994,664	493,182
Unrealized depreciation on futures contracts	—	248,673	39,433
Payables:
Securities purchased	427,234	25,367	—
Accrued Investment advisory fees	5,311,240	196,372	31,793
Accrued Distribution fees—Class N	294,453	1,303	2,300
Capital shares redeemed	7,336,979	24,833	4,064
Other accrued expenses and liabilities	2,143,502	140,771	94,485
Total Liabilities	89,434,423	4,430,979	845,128
Net Assets	$6,130,423,503	$154,420,310	$66,508,010

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$6,103,557,146	$153,593,420	$62,295,474
Undistributed (accumulated) net investment income (loss)	(38,210,433)	(734,877)	(217,573)
Undistributed (accumulated) net realized gain (loss)	(38,846,231)	(2,433,455)	3,457,483
Net unrealized appreciation (depreciation)	103,923,021	3,995,222	972,626
Net Assets	$6,130,423,503	$154,420,310	$66,508,010

NET ASSETS:
Class I	$4,683,599,734	$147,844,272	$54,859,142
Class N	1,446,823,769	6,576,038	11,648,868
SHARES OUTSTANDING:
Class I	466,644,224	14,827,108	5,780,195
Class N	145,462,766	660,995	1,233,082
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$10.04	$9.97	$9.49
Class N	$9.95	$9.95	$9.45

Foreign currency at cost of $4,681,592, $13,233 and $—, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	183

Statements of Assets and Liabilities	June 30, 2014 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II MV FUND**	AQR RISK PARITY II HV FUND**
ASSETS:
Investments in securities, at cost	$748,815,752	$91,070,369	$66,576,052

Investments in securities, at value	$759,843,484	$92,021,776	$67,392,224
Cash	889,602	6,995	5,000
Foreign currency, at value	2,231,405	56,870	54,347
Due from brokers	18,253,842	3,798,784	2,535,476
Swaps, at value	50,179,665	888,239	611,435
Unrealized appreciation on futures contracts	2,703,998	762,816	590,981
Receivables:
Securities sold	45,950	2,544	—
Dividends and interest	1,276,912	186,520	135,868
Capital shares sold	350,563	1,000	2,124
Prepaid expenses	74,518	24,441	14,372
Total Assets	835,849,939	97,749,985	71,341,827
LIABILITIES:
Reverse repurchase agreements, at value	—	—	23,483,375
Due to brokers	21,480,308	61,269	90,673
Unrealized depreciation on forward foreign currency exchange contracts	315,677	191,543	137,009
Swaps, at value	486,473	145,421	136,253
Unrealized depreciation on futures contracts	—	49,516	—
Payables:
Securities purchased	2,199,492	155,016	—
Accrued Investment advisory fees	495,857	52,033	24,883
Accrued Distribution fees—Class N	11,899	1,607	2,298
Capital shares redeemed	471,228	1,461	14,684
Interest payable for reverse repurchase agreements	—	—	1,186
Other accrued expenses and liabilities	434,434	97,036	100,800
Total Liabilities	25,895,368	754,902	23,991,161
Net Assets	$809,954,571	$96,995,083	$47,350,666

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$721,249,255	$91,014,940	$41,906,463
Undistributed (accumulated) net investment income (loss)	(5,885,882)	102,248	121,379
Undistributed (accumulated) net realized gain (loss)	56,621,220	3,660,121	3,576,136
Net unrealized appreciation (depreciation)	37,969,978	2,217,774	1,746,688
Net Assets	$809,954,571	$96,995,083	$47,350,666

NET ASSETS:
Class I	$752,308,123	$89,046,709	$35,950,583
Class N	57,646,448	7,948,374	11,400,083
SHARES OUTSTANDING:
Class I	62,985,826	8,110,380	3,170,943
Class N	4,837,140	726,474	1,007,525
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$11 .94	$10 .98	$11 .34
Class N	$11 .92	$10 .94	$11 .31

Foreign currency at cost of $1,963,621, $55,896 and $53,622, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

184	AQR Funds	Semi-Annual Report	June 2014

Statements of Assets and Liabilities	June 30, 2014 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
ASSETS:
Investments in securities, at cost	$1,716,254,726	$805,252,373

Investments in securities, at value	$1,979,793,717	$830,776,731
Cash	2,543,103	22,993
Foreign currency, at value	9,143,988	2,066,758
Due from brokers	552,709,806	46,181,541
Unrealized appreciation on forward foreign currency exchange contracts	14,203,089	1,760,928
Swaps, at value	81,383,863	24,721,199
Unrealized appreciation on futures contracts	2,130,376	1,130,990
Receivables:
Securities sold	2,858,636	797,467
Foreign tax reclaim	816,148	206,191
Dividends and interest	2,963,372	83,150
Capital shares sold	1,901,064	190,980
Prepaid expenses	101,479	37,734
Total Assets	2,650,548,641	907,976,662
LIABILITIES:
Securities sold short, at value (proceeds $912,622,733 and $259,661,650, respectively)	1,048,364,465	273,324,662
Due to brokers	16,904,273	3,226,842
Swaps, at value	698,146	849,921
Unrealized depreciation on futures contracts	10,999,816	836,703
Payables:
Securities purchased	1,893,470	793,114
Accrued Investment advisory fees	2,335,293	721,606
Accrued Distribution fees—Class N	18,272	4,660
Capital shares redeemed	614,840	54,971
Dividends and interest payable on securities sold short	657,425	415,385
Other accrued expenses and liabilities	765,719	196,239
Total Liabilities	1,083,251,719	280,424,103
Net Assets	$1,567,296,922	$627,552,559

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,598,792,949	$607,660,729
Undistributed (accumulated) net investment income (loss)	(52,828,486)	(3,609,542)
Undistributed (accumulated) net realized gain (loss)	(190,226,522)	(14,249,108)
Net unrealized appreciation (depreciation)	211,558,981	37,750,480
Net Assets	$1,567,296,922	$627,552,559

NET ASSETS:
Class I	$1,477,653,717	$603,748,426
Class N	89,643,205	23,804,133
SHARES OUTSTANDING:
Class I	151,658,406	58,333,890
Class N	9,229,782	2,302,117
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$9 .74	$10 .35
Class N	$9 .71	$10 .34

Foreign currency at cost of $9,051,515 and $2,053,742, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	185

Statements of Operations	June 30, 2014 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR LONG-SHORT EQUITY FUND	AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE PERIOD 4/08/14*-6/30/14
INVESTMENT INCOME:
Dividend income†	$48,447,317	$—	$—
Interest income	20,183,717	84	218
Total Income	68,631,034	84	218

EXPENSES:
Investment advisory fees	13,613,089	60,364	72,450
Custody, administration & accounting fees	503,186	4,266	2,980
Legal fees	62,824	24,140	5,115
Audit & tax fees	116,815	18,788	35,826
Shareholder reporting fees	106,661	3,262	1,275
Transfer agent fees	1,553,480	8,678	9,304
Trustee fees	63,094	106	327
Organization and offering costs	—	21,956	7,771
Distribution fees—Class N	965,119	1,187	561
Dividends and interest on securities sold short	5,386,223	—	—
Recoupment of waiver	87,780	—	—
Pricing fee	76,965	1,044	136
Blue Sky fee	33,403	21,008	8,186
Other fees	85,101	2,236	1,773
Total Expenses	22,653,740	167,035	145,704

Less fee waivers and/or reimbursements	—	(93,747)	(61,141)
Net Expenses	22,653,740	73,288	84,563
Net Investment Income (Loss)	45,977,294	(73,204)	(84,345)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	66,574,008	—	16
Foreign currency and foreign currency transactions	(787,910)	(2,601)	(543)
Forward foreign currency exchange contracts	420,718	8,450	(65,037)
Futures contracts	(39,085,952)	309,461	(223,184)
Securities sold short	(55,950,794)	—	—
Swap contracts	18,780,287	79,342	(23,812)
Written options	1,358,334	—	—
Net realized gain (loss)	(8,691,309)	394,652	(312,560)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	19,850,742	—	—
Foreign currency and foreign currency translations	19,238	7,043	(1,918)
Forward foreign currency exchange contracts	294,535	33,287	7,256
Futures contracts	6,012,210	(34,875)	(503,761)
Securities sold short	(2,668,339)	—	—
Swap contracts	(29,041,492)	358,546	(7,137)
Written options	1,452,160	—	—
Net change in unrealized appreciation (depreciation)	(4,080,946)	364,001	(505,560)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(12,772,255)	758,653	(818,120)
Net increase (decrease) in net assets resulting from operations	$33,205,039	$685,449	$(902,465)

† Net of foreign taxes withheld of	$133,890	$—	$—

*	Commencement of operations
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

186	AQR Funds	Semi-Annual Report	June 2014

Statements of Operations	June 30, 2014 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014
INVESTMENT INCOME:
Dividend income	$144,630	$12	$1,135
Interest income	330,416	2,024	1,643
Total Income	475,046	2,036	2,778

EXPENSES:
Investment advisory fees	31,716,184	641,558	142,665
Shareholder servicing fees	—	—	28,540
Custody, administration & accounting fees	1,223,612	18,279	12,385
Legal fees	61,396	36,879	2,630
Audit & tax fees	57,966	56,002	56,705
Shareholder reporting fees	286,612	4,590	1,876
Transfer agent fees	2,942,211	35,342	28,596
Trustee fees	126,585	1,216	1,017
Organization and offering costs	—	14,227	—
Distribution fees—Class N	1,736,705	6,521	7,403
Recoupment of waiver	145,839	—	—
Other fees	341,692	28,179	18,938
Total Expenses	38,638,802	842,793	300,755

Less fee waivers and/or reimbursements	—	(105,880)	(80,404)
Net Expenses	38,638,802	736,913	220,351
Net Investment Income (Loss)	(38,163,756)	(734,877)	(217,573)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	8,270	(169)	(779)
Foreign currency and foreign currency transactions	313,840	(8,353)	—
Forward foreign currency exchange contracts	(125,612,876)	(3,193,347)	—
Futures contracts	(31,882,866)	593,545	671,029
Swap contracts	19,529,675	(864,314)	2,799,283
Net realized gain (loss)	(137,643,957)	(3,472,638)	3,469,533

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(23,835)	164	(148)
Foreign currency and foreign currency translations	(325,941)	50	—
Forward foreign currency exchange contracts	(50,768,526)	1,664,549	—
Futures contracts	(72,616,894)	650,601	126,266
Swap contracts	(28,285,411)	(397,893)	1,584,279
Net change in unrealized appreciation (depreciation)	(152,020,607)	1,917,471	1,710,397
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(289,664,564)	(1,555,167)	5,179,930
Net increase (decrease) in net assets resulting from operations	$(327,828,320)	$(2,290,044)	$4,962,357

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	187

Statements of Operations	June 30, 2014 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II MV FUND**	AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014
INVESTMENT INCOME:
Dividend income	$10,435	$412	$—
Interest income	3,936,732	467,565	378,249
Total Income	3,947,167	467,977	378,249

EXPENSES:
Investment advisory fees	3,176,393	202,008	156,114
Shareholder servicing fees	—	42,606	30,273
Custody, administration & accounting fees	190,601	22,244	21,512
Legal fees	24,416	6,571	6,595
Audit & tax fees	71,545	56,705	56,705
Shareholder reporting fees	35,217	3,079	1,709
Transfer agent fees	249,129	22,581	18,723
Trustee fees	22,043	1,401	845
Distribution fees—Class N	81,068	10,391	12,510
Interest expense on reverse repurchase agreements	—	—	10,006
Pricing fee	6,557	5	5
Other fees	44,921	16,260	16,068
Total Expenses	3,901,890	383,851	331,065

Less fee waivers and/or reimbursements	(793)	(63,126)	(82,527)
Net Expenses	3,901,097	320,725	248,538
Net Investment Income (Loss)	46,070	147,252	129,711

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	772,778	43,360	20,117
Foreign currency and foreign currency transactions	89,569	1,164	(649)
Forward foreign currency exchange contracts	5,724,664	124,874	16,340
Futures contracts	29,664,673	3,526,334	3,390,788
Swap contracts	25,727,088	850,608	926,138
Net realized gain (loss)	61,978,772	4,546,340	4,352,734

Net change in unrealized appreciation (depreciation) on:
Investments in securities	10,476,472	1,021,860	857,851
Foreign currency and foreign currency translations	124,953	736	834
Forward foreign currency exchange contracts	1,192,856	(142,646)	(104,578)
Futures contracts	(4,382,308)	529,984	180,923
Swap contracts	17,684,318	500,543	436,666
Net change in unrealized appreciation (depreciation)	25,096,291	1,910,477	1,371,696
Net realized gain (loss) and change in unrealized appreciation (depreciation)	87,075,063	6,456,817	5,724,430
Net increase (decrease) in net assets resulting from operations	$87,121,133	$6,604,069	$5,854,141

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

188	AQR Funds	Semi-Annual Report	June 2014

Statements of Operations	June 30, 2014 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2014
INVESTMENT INCOME:
Dividend income†	$13,483,269	$5,877,838
Interest income	1,811,472	—
Total Income	15,294,741	5,877,838

EXPENSES:
Investment advisory fees	13,884,060	3,929,319
Custody, administration & accounting fees	410,573	107,242
Legal fees	25,717	22,004
Audit & tax fees	107,801	46,889
Shareholder reporting fees	65,123	24,728
Transfer agent fees	558,749	24,891
Trustee fees	33,527	10,054
Organization and offering costs	—	12,003
Distribution fees—Class N	92,819	23,839
Dividends and interest on securities sold short	15,570,811	4,149,199
Recoupment of waiver	—	115,604
Pricing fee	13,391	3,821
Other fees	99,113	80,311
Total Expenses	30,861,684	8,549,904

Less fee waivers and/or reimbursements	(98,096)	(5,837)
Net Expenses	30,763,588	8,544,067
Net Investment Income (Loss)	(15,468,847)	(2,666,229)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	64,238,411	(542,894)
Foreign currency and foreign currency transactions	(602,613)	241,356
Forward foreign currency exchange contracts	8,581,380	1,584,255
Futures contracts	(42,537,798)	(1,811,594)
Securities sold short	(81,192,191)	(5,279,110)
Swap contracts	(36,818,395)	(13,572,675)
Written options	259,320	—
Net realized gain (loss)	(88,071,886)	(19,380,662)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	27,652,018	19,099,570
Foreign currency and foreign currency translations	31,631	(3,937)
Forward foreign currency exchange contracts	9,674,924	1,386,168
Futures contracts	(5,970,641)	(3,397,173)
Securities sold short	17,940,408	(6,227,932)
Swap contracts	47,988,738	26,616,195
Written options	(8,805)	—
Net change in unrealized appreciation (depreciation)	97,308,273	37,472,891
Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,236,387	18,092,229
Net increase (decrease) in net assets resulting from operations	$(6,232,460)	$15,426,000

† Net of foreign taxes withheld of	$1,931,241	$933,706

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	189

Statements of Changes in Net Assets	June 30, 2014

	AQR DIVERSIFIED ARBITRAGE FUND		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE PERIOD 7/16/13*-12/31/13
OPERATIONS:
Net investment income (loss)	$45,977,294	$38,088,437	$(73,204)	$(33,862)
Net realized gain (loss)	(8,691,309)	(17,054,593)	394,652	285,657
Net change in unrealized appreciation (depreciation)	(4,080,946)	22,579,937	364,001	344,427
Net increase (decrease) in net assets resulting from operations	33,205,039	43,613,781	685,449	596,222

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(29,570,772)	—	(316,646)
Class N	—	(10,955,754)	—	(52,907)
Total	—	(40,526,526)	—	(369,553)
Net realized gain:
Class I	—	(12,468,588)	—	(107,112)
Class N	—	(5,475,329)	—	(18,230)
Total	—	(17,943,917)	—	(125,342)
Return of capital:
Class I	—	(15,100,534)	—	—
Class N	—	(6,624,075)	—	—
Total	—	(21,724,609)	—	—
Total distributions	—	(80,195,052)	—	(494,895)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	442,293,903	853,020,321	8,498,387	4,751,453
Reinvestment of distributions	—	47,464,198	—	423,758
Cost of shares redeemed	(327,031,484)	(751,220,427)	(642,324)	(11,827)
Net increase (decrease) from capital transactions	115,262,419	149,264,092	7,856,063	5,163,384
CLASS N
Proceeds from shares sold	111,422,660	298,155,480	112,660	1,087,057
Reinvestment of distributions	—	20,315,353	—	71,137
Cost of shares redeemed	(187,282,679)	(232,413,627)	(13,263)	(266,708)
Net increase (decrease) from capital transactions	(75,860,019)	86,057,206	99,397	891,486
Net increase (decrease) in net assets resulting from capital transactions	39,402,400	235,321,298	7,955,460	6,054,870
Total increase (decrease) in net assets	72,607,439	198,740,027	8,640,909	6,156,197

NET ASSETS:
Beginning of period	2,712,835,351	2,514,095,324	6,156,197	—
End of period	$2,785,442,790	$2,712,835,351	$14,797,106	$6,156,197

Undistributed accumulated net investment income (loss)	$31,903,581	$(14,073,713)	$(326,046)	$(252,842)

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	172,057,279	158,688,997	513,771	—
Shares sold	40,215,840	76,411,318	833,130	473,112
Shares issued on reinvestment of distributions	—	4,354,773	—	41,832
Shares redeemed	(29,726,919)	(67,397,809)	(62,039)	(1,173)
Shares outstanding, end of period	182,546,200	172,057,279	1,284,862	513,771
CLASS N
Shares outstanding, beginning of period	76,969,086	69,181,212	89,144	—
Shares sold	10,174,924	26,829,009	10,874	108,364
Shares issued on reinvestment of distributions	—	1,870,652	—	7,022
Shares redeemed	(17,116,097)	(20,911,787)	(1,314)	(26,242)
Shares outstanding, end of period	70,027,913	76,969,086	98,704	89,144

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

190	AQR Funds	Semi-Annual Report	June 2014

Statements of Changes in Net Assets	June 30, 2014

	AQR GLOBAL MACRO FUND**	AQR MANAGED FUTURES STRATEGY FUND**
	FOR THE PERIOD 4/08/14*-6/30/14 (Unaudited)	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013
OPERATIONS:
Net investment income (loss)	$(84,345)	$(38,163,756)	$(51,865,139)
Net realized gain (loss)	(312,560)	(137,643,957)	254,277,194
Net change in unrealized appreciation (depreciation)	(505,560)	(152,020,607)	179,213,487
Net increase (decrease) in net assets resulting from operations	(902,465)	(327,828,320)	381,625,542

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain:
Class I	—	—	(44,703,867)
Class N	—	—	(13,828,173)
Total distributions			(58,532,040)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	33,658,435	1,367,236,127	2,963,680,604
Reinvestment of distributions	—	—	35,641,387
Cost of shares redeemed	(7,900,000)	(938,610,880)	(888,754,364)
Net increase (decrease) from capital transactions	25,758,435	428,625,247	2,110,567,627
CLASS N
Proceeds from shares sold	1,031,195	335,986,619	1,012,924,117
Reinvestment of distributions	—	—	13,776,405
Cost of shares redeemed	(2,500)	(220,626,352)	(210,372,539)
Net increase (decrease) from capital transactions	1,028,695	115,360,267	816,327,983
Net increase (decrease) in net assets resulting from capital transactions	26,787,130	543,985,514	2,926,895,610
Total increase (decrease) in net assets	25,884,665	216,157,194	3,249,989,112

NET ASSETS:
Beginning of period	—	5,914,266,309	2,664,277,197
End of period	$25,884,665	$6,130,423,503	$5,914,266,309

Undistributed accumulated net investment income (loss)	$(84,345)	$(38,210,433)	$(46,677)
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	—	425,328,151	218,555,645
Shares sold	3,381,048	135,521,182	290,847,133
Shares issued on reinvestment of distributions	—	—	3,427,066
Shares redeemed	(802,031)	(94,205,109)	(87,501,693)
Shares outstanding, end of period	2,579,017	466,644,224	425,328,151
CLASS N
Shares outstanding, beginning of period	—	133,922,115	54,190,271
Shares sold	103,210	33,629,707	99,221,038
Shares issued on reinvestment of distributions	—	—	1,334,923
Shares redeemed	(254)	(22,089,056)	(20,824,117)
Shares outstanding, end of period	102,956	145,462,766	133,922,115

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	191

Statements of Changes in Net Assets	June 30, 2014

	AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE PERIOD 7/16/13*-12/31/13
OPERATIONS:
Net investment income (loss)	$(734,877)	$(224,405)
Net realized gain (loss)	(3,472,638)	761,930
Net change in unrealized appreciation (depreciation)	1,917,471	2,077,751
Net increase (decrease) in net assets resulting from operations	(2,290,044)	2,615,276

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain:
Class I	—	(37,471)
Class N	—	(2,323)
Total distributions	—	(39,794)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	158,103,218	37,265,431
Reinvestment of distributions	—	37,471
Cost of shares redeemed	(45,416,695)	(2,656,317)
Net increase (decrease) from capital transactions	112,686,523	34,646,585
CLASS N
Proceeds from shares sold	5,783,471	2,502,670
Reinvestment of distributions	—	2,323
Cost of shares redeemed	(481,045)	(1,005,655)
Net increase (decrease) from capital transactions	5,302,426	1,499,338
Net increase (decrease) in net assets resulting from capital transactions	117,988,949	36,145,923
Total increase (decrease) in net assets	115,698,905	38,721,405

NET ASSETS:
Beginning of period	38,721,405	—
End of period	$154,420,310	$38,721,405

Undistributed accumulated net investment income (loss)	$(734,877)	$—
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,432,251	—
Shares sold	16,001,556	3,683,449
Shares issued on reinvestment of distributions	—	3,562
Shares redeemed	(4,606,699)	(254,760)
Shares outstanding, end of period	14,827,108	3,432,251
CLASS N
Shares outstanding, beginning of period	152,311	—
Shares sold	556,245	246,459
Shares issued on reinvestment of distributions	—	221
Shares redeemed	(47,561)	(94,369)
Shares outstanding, end of period	660,995	152,311

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

192	AQR Funds	Semi-Annual Report	June 2014

Statements of Changes in Net Assets	June 30, 2014

	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013
OPERATIONS:
Net investment income (loss)	$(217,573)	$(645,518)
Net realized gain (loss)	3,469,533	(11,750,402)
Net change in unrealized appreciation (depreciation)	1,710,397	693,419
Net increase (decrease) in net assets resulting from operations	4,962,357	(11,702,501)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	25,249,315	23,425,236
Cost of shares redeemed	(3,170,031)	(47,521,978)
Net increase (decrease) from capital transactions	22,079,284	(24,096,742)
CLASS N
Proceeds from shares sold	9,014,771	5,602,455
Cost of shares redeemed	(1,784,992)	(3,103,737)
Net increase (decrease) from capital transactions	7,229,779	2,498,718
Net increase (decrease) in net assets resulting from capital transactions	29,309,063	(21,598,024)
Total increase (decrease) in net assets	34,271,420	(33,300,525)

NET ASSETS:
Beginning of period	32,236,590	65,537,115
End of period	$66,508,010	$32,236,590

Undistributed accumulated net investment income (loss)	$(217,573)	$—
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,422,135	6,413,854
Shares sold	2,720,629	2,602,548
Shares redeemed	(362,569)	(5,594,267)
Shares outstanding, end of period	5,780,195	3,422,135
CLASS N
Shares outstanding, beginning of period	467,151	223,691
Shares sold	959,710	606,741
Shares redeemed	(193,779)	(363,281)
Shares outstanding, end of period	1,233,082	467,151

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	193

Statements of Changes in Net Assets	June 30, 2014

	AQR RISK PARITY FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013
OPERATIONS:
Net investment income (loss)	$46,070	$(7,831,929)	$147,252	$(452,972)
Net realized gain (loss)	61,978,772	(7,757,826)	4,546,340	(4,178,303)
Net change in unrealized appreciation (depreciation)	25,096,291	(1,399,213)	1,910,477	242,828
Net increase (decrease) in net assets resulting from operations	87,121,133	(16,988,968)	6,604,069	(4,388,447)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(21,096,377)	—	(51,310)
Class N	—	(1,568,986)	—	(12,869)
Total	—	(22,665,363)	—	(64,179)
Net realized gain:
Class I	—	(35,650,580)	—	(8,622)
Class N	—	(3,239,083)	—	(2,163)
Total	—	(38,889,663)	—	(10,785)
Total distributions	—	(61,555,026)	—	(74,964)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	73,335,458	522,146,729	59,318,310	93,026,269
Reinvestment of distributions	—	48,021,450	—	42,081
Cost of shares redeemed	(256,888,001)	(514,099,505)	(13,982,342)	(81,847,252)
Net increase (decrease) from capital transactions	(183,552,543)	56,068,674	45,335,968	11,221,098
CLASS N
Proceeds from shares sold	3,984,712	37,388,598	1,404,103	29,862,796
Reinvestment of distributions	—	4,729,810	—	14,991
Cost of shares redeemed	(31,649,022)	(125,206,912)	(3,594,180)	(21,642,916)
Net increase (decrease) from capital transactions	(27,664,310)	(83,088,504)	(2,190,077)	8,234,871
Net increase (decrease) in net assets resulting from capital transactions	(211,216,853)	(27,019,830)	43,145,891	19,455,969
Total increase (decrease) in net assets	(124,095,720)	(105,563,824)	49,749,960	14,992,558
NET ASSETS:
Beginning of period	934,050,291	1,039,614,115	47,245,123	32,252,565
End of period	$809,954,571	$934,050,291	$96,995,083	$47,245,123

Undistributed accumulated net investment income (loss)	$(5,885,882)	$(5,931,952)	$102,248	$(45,004)
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	79,392,512	75,596,068	3,779,116	2,950,196
Shares sold	6,601,217	44,822,715	5,690,428	9,091,173
Shares issued on reinvestment of distributions	—	4,471,363	—	4,212
Shares redeemed	(23,007,903)	(45,497,634)	(1,359,164)	(8,266,465)
Shares outstanding, end of period	62,985,826	79,392,512	8,110,380	3,779,116
CLASS N
Shares outstanding, beginning of period	7,343,876	14,906,004	940,172	221,957
Shares sold	363,620	3,211,181	138,485	2,885,341
Shares issued on reinvestment of distributions	—	440,803	—	1,504
Shares redeemed	(2,870,356)	(11,214,112)	(352,183)	(2,168,630)
Shares outstanding, end of period	4,837,140	7,343,876	726,474	940,172

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

194	AQR Funds	Semi-Annual Report	June 2014

Statements of Changes in Net Assets	June 30, 2014

	AQR RISK PARITY II HV FUND**		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2013
OPERATIONS:
Net investment income (loss)	$129,711	$(253,403)	$(15,468,847)	$(21,316,846)
Net realized gain (loss)	4,352,734	(3,507,474)	(88,071,886)	(1,726,073)
Net change in unrealized appreciation (depreciation)	1,371,696	364,376	97,308,273	78,979,221
Net increase (decrease) in net assets resulting from operations	5,854,141	(3,396,501)	(6,232,460)	55,936,302

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(49,264)	—	(63,777,345)
Class N	—	(24,033)	—	(3,214,925)
Total	—	(73,297)	—	(66,992,270)
Net realized gain:
Class I	—	(41,465)	—	(17,108,033)
Class N	—	(20,229)	—	(901,984)
Total	—	(61,694)	—	(18,010,017)
Total distributions	—	(134,991)	—	(85,002,287)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	15,396,905	57,186,061	321,117,232	924,993,719
Reinvestment of distributions	—	89,047	—	66,445,405
Cost of shares redeemed	(1,464,976)	(54,453,441)	(291,552,366)	(318,011,140)
Net increase (decrease) from capital transactions	13,931,929	2,821,667	29,564,866	673,427,984
CLASS N
Proceeds from shares sold	2,037,558	24,623,879	34,966,678	53,142,617
Reinvestment of distributions	—	44,262	—	4,089,028
Cost of shares redeemed	(702,000)	(19,787,752)	(19,620,128)	(24,341,705)
Net increase (decrease) from capital transactions	1,335,558	4,880,389	15,346,550	32,889,940
Net increase (decrease) in net assets resulting from capital transactions	15,267,487	7,702,056	44,911,416	706,317,924
Total increase (decrease) in net assets	21,121,628	4,170,564	38,678,956	677,251,939

NET ASSETS:
Beginning of period	26,229,038	22,058,474	1,528,617,966	851,366,027
End of period	$47,350,666	$26,229,038	$1,567,296,922	$1,528,617,966

Undistributed accumulated net investment income (loss)	$121,379	$(8,332)	$(52,828,486)	$(37,359,639)

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	1,780,470	1,591,812	148,651,004	81,626,174
Shares sold	1,535,536	5,572,364	33,149,007	91,941,333
Shares issued on reinvestment of distributions	—	9,058	—	6,814,913
Shares redeemed	(145,063)	(5,392,764)	(30,141,605)	(31,731,416)
Shares outstanding, end of period	3,170,943	1,780,470	151,658,406	148,651,004

CLASS N
Shares outstanding, beginning of period	877,168	567,306	7,646,878	4,359,055
Shares sold	196,509	2,325,030	3,612,479	5,303,536
Shares issued on reinvestment of distributions	—	4,503	—	420,250
Shares redeemed	(66,152)	(2,019,671)	(2,029,575)	(2,435,963)
Shares outstanding, end of period	1,007,525	877,168	9,229,782	7,646,878

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	195

Statements of Changes in Net Assets	June 30, 2014

	AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)	FOR THE PERIOD 10/30/13*-12/31/13
OPERATIONS:
Net investment income (loss)	$(2,666,229)	$(1,032,370)
Net realized gain (loss)	(19,380,662)	14,118,343
Net change in unrealized appreciation (depreciation)	37,472,891	277,589
Net increase (decrease) in net assets resulting from operations	15,426,000	13,363,562

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(6,574,253)
Class N	—	(253,100)
Total	—	(6,827,353)
Net realized gain:
Class I	—	(992,985)
Class N	—	(38,950)
Total	—	(1,031,935)
Total distributions	—	(7,859,288)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	282,398,279	390,642,419
Reinvestment of distributions	—	7,567,238
Cost of shares redeemed	(96,867,879)	(318,591)
Net increase (decrease) from capital transactions	185,530,400	397,891,066
CLASS N
Proceeds from shares sold	11,225,356	15,941,402
Reinvestment of distributions	—	292,050
Cost of shares redeemed	(3,844,166)	(413,823)
Net increase (decrease) from capital transactions	7,381,190	15,819,629
Net increase (decrease) in net assets resulting from capital transactions	192,911,590	413,710,695
Total increase (decrease) in net assets	208,337,590	419,214,969

NET ASSETS:
Beginning of period	419,214,969	—
End of period	$627,552,559	$419,214,969

Undistributed accumulated net investment income (loss)	$(3,609,542)	$(943,313)

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	39,620,574	—
Shares sold	28,049,879	38,910,297
Shares issued on reinvestment of distributions	—	741,160
Shares redeemed	(9,336,563)	(30,883)
Shares outstanding, end of period	58,333,890	39,620,574

CLASS N
Shares outstanding, beginning of period	1,568,834	—
Shares sold	1,109,751	1,580,201
Shares issued on reinvestment of distributions	—	28,604
Shares redeemed	(376,468)	(39,971)
Shares outstanding, end of period	2,302,117	1,568,834

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

196	AQR Funds	Semi-Annual Report	June 2014

Statements of Cash Flows	June 30, 2014 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR RISK PARITY II HV FUND**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$33,205,039	$5,854,141	$(6,232,460)	$15,426,000
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(4,019,690,492)	(25,146,672)	(518,275,993)	(153,957,445)
Payments to cover short securities	(856,882,994)	—	(396,341,907)	(55,512,627)
Proceeds from sale of securities	2,665,631,181	3,904,627	550,581,503	34,130,795
Proceeds from securities sold short	1,774,989,585	—	402,962,267	151,315,405
Proceeds from written options	1,483,249	—	249,083	—
(Purchases) sales of short-term investments, net	311,647,263	(10,863,445)	(3,546,973)	(204,322,881)
Realized (gain) loss on investments in securities	(66,574,008)	(20,117)	(64,238,411)	542,894
Realized loss on securities sold short	55,950,794	—	81,192,191	5,279,110
Realized gain on written options	(1,358,334)	—	(259,320)	—
Realized gain on paydowns	(38,684)	—	(3,214)	—
Change in unrealized appreciation on investments in securities	(19,850,742)	(857,851)	(27,652,018)	(19,099,570)
Change in unrealized (appreciation) depreciation on securities sold short	2,668,339	—	(17,940,408)	6,227,932
Change in unrealized (appreciation) depreciation on written options	(1,452,160)	—	8,805	—
Amortization of bond premium	3,051,933	(158,953)	3,549,928	—
Increases (decreases) in operating assets:
Repurchase agreements, at value	—	191,000	—	—
Due from brokers	15,116,380	(1,229,344)	28,778,912	(9,482,694)
Unrealized appreciation on forward foreign currency exchange contracts	—	—	(9,674,924)	(1,386,168)
Swaps, at value	33,314,240	(300,601)	(42,519,566)	(22,508,936)
Unrealized appreciation on futures contracts	552,392	105,375	1,474,625	2,560,470
Receivable for securities sold	10,883,375	—	18,727,922	(738,365)
Foreign tax reclaim	27,158	—	(202,639)	(200,893)
Dividends and interest	(2,903,814)	(75,279)	(845,513)	(16,949)
Prepaid expenses	(53,632)	557	(49,901)	(22,105)
Increases (decreases) in operating liabilities:
Due to broker	(302,591)	62,260	10,009,738	1,648,201
Unrealized depreciation on forward foreign currency exchange contracts	(294,535)	104,578	—	—
Swaps, at value	4,682,615	(136,065)	(7,495,669)	(4,107,259)
Unrealized depreciation on futures contracts	(6,564,602)	(286,298)	4,496,016	836,703
Payable for securities purchased	53,191,730	—	(47,936,838)	793,017
Accrued Shareholder servicing fees	—	(5,671)	—	—
Accrued Investment advisory fees	(135,744)	15,179	(47,558)	366,779
Accrued Distribution fees—Class N	(19,828)	321	1,750	1,747
Dividends and interest payable on securities sold short and reverse repurchase agreements	1,279,924	(547)	190,078	230,514
Other accrued expenses and liabilities	(31,989)	3,585	100,212	(1,087)
Net cash used in operating activities	$(8,478,952)	$(28,839,220)	$(40,940,282)	$(251,997,412)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	555,370,901	17,440,925	356,886,191	335,040,345
Net change in reverse repurchase agreements	—	13,546,125	—	—
Payments on shares redeemed	(511,583,879)	(2,153,890)	(313,115,490)	(100,664,865)
Due to custodian	—	—	(1,025,978)	—
Net cash provided by financing activities	$43,787,022	$28,833,160	$42,744,723	$234,375,480
Net change in cash	35,308,070	(6,060)	1,804,441	(17,621,932)
Cash, beginning of period	5,795,218	65,407	9,882,650	19,711,683
Cash, end of period	$41,103,288	$59,347	$11,687,091	$2,089,751

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $1,126,067, $10,006, $5,043,167 and $707,164 respectively.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	197

Financial Highlights	June 30, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.91	0.19		(0.06)		0.13	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$11.05	0.17		0.02		0.19	(0.18)	(0.06)	(0.09)	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.89	0.10	[6]	0.24		0.34	(0.13)	(0.05)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$11.15	0.13		(0.02)		0.11	(0.09)	(0.28)	—	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.80	0.06		0.46		0.52	(0.04)	(0.13)	—	(0.17)
FOR THE PERIOD 1/15/09[8]—12/31/09†,5	$10.00	0.13		0.79		0.92	(0.03)	(0.09)	—	(0.12)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.87	0.17		(0.05)		0.12	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$11.01	0.13		0.04		0.17	(0.16)	(0.06)	(0.09)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.85	0.06	[6]	0.24		0.30	(0.09)	(0.05)	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$11.12	0.10		(0.02)		0.08	(0.07)	(0.28)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.78	0.05		0.43		0.48	(0.01)	(0.13)	—	(0.14)
FOR THE PERIOD 1/15/09[8]—12/31/09†,5	$10.00	0.10		0.79		0.89	(0.02)	(0.09)	—	(0.11)
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.21	(0.07)		0.56		0.49	—	—	—	—
FOR THE PERIOD 7/16/13[8]—12/31/13[5]	$10.00	(0.06)		1.17		1.11	(0.67)	(0.23)	—	(0.90)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.21	(0.10)		0.57		0.47	—	—	—	—
FOR THE PERIOD 7/16/13[8]—12/31/13[5]	$10.00	(0.07)		1.17		1.10	(0.66)	(0.23)	—	(0.89)
AQR GLOBAL MACRO FUND CLASS I
FOR THE PERIOD 4/08/14[8]—6/30/14 (Unaudited)[5]	$10.00	(0.03)		(0.32)		(0.35)	—	—	—	—
AQR GLOBAL MACRO FUND CLASS N
FOR THE PERIOD 4/08/14[8]—6/30/14 (Unaudited)[5]	$10.00	(0.04)		(0.31)		(0.35)	—	—	—	—
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.59	(0.06)		(0.49)		(0.55)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.78	(0.12)		1.04		0.92	—	(0.11)	—	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.57	(0.12)		0.40		0.28	(0.07)	—	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.30	(0.12)		(0.53)		(0.65)	(0.04)	(0.04)	—	(0.08)
FOR THE PERIOD 1/06/10[8]—12/31/10†,5	$10.00	(0.12)		0.66		0.54	(0.09)	(0.15)	—	(0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.51	(0.07)		(0.49)		(0.56)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.73	(0.15)		1.04		0.89	—	(0.11)	—	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.55	(0.14)		0.39		0.25	(0.07)	—	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	(0.15)		(0.52)		(0.67)	(0.02)	(0.04)	—	(0.06)
FOR THE PERIOD 1/06/10[8]—12/31/10†,5	$10.00	(0.15)		0.66		0.51	(0.08)	(0.15)	—	(0.23)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.80	(0.08)		(0.75)	[10]	(0.83)	—	—	—	—
FOR THE PERIOD 7/16/13[8]—12/31/13[5]	$10.00	(0.08)		0.89		0.81	—	(0.01)	—	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.79	(0.09)		(0.75)	[10]	(0.84)	—	—	—	—
FOR THE PERIOD 7/16/13[8]—12/31/13[5]	$10.00	(0.09)		0.89		0.80	—	(0.01)	—	(0.01)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$8.29	(0.05)		1.25		1.20	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.87	(0.09)		(1.49)		(1.58)	—	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12[5]	$10.00	(0.05)		(0.08)		(0.13)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$8.27	(0.06)		1.24		1.18	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.86	(0.11)		(1.48)		(1.59)	—	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12[5]	$10.00	(0.06)		(0.08)		(0.14)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

198	AQR Funds	Semi-Annual Report	June 2014

Financial Highlights	June 30, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$11.04	1.19%	$2,015,822,334	1.60%	1.20%	1.60%	3.44%	189%
$10.91	1.75%	$1,876,480,736	1.64%	1.20%	1.64%	1.52%	349%
$11.05	3.13%	$1,752,723,858	2.30%	1.21%	2.32%	0.88%[6]	312%
$10.89	0.99%	$1,456,748,122	2.75%	1.20%	2.84%	1.18%	298%
$11.15	4.81%[7]	$824,237,659	2.59%	1.20%	2.62%	1.13%	361%
$10.80	9.24%	$160,026,814	2.46%	1.20%	3.25%	1.30%	482%

$10.99	1.10%	$769,620,456	1.83%	1.43%	1.83%	3.21%	189%
$10.87	1.51%	$836,354,615	1.88%	1.44%	1.88%	1.21%	349%
$11.01	2.83%	$761,371,466	2.62%	1.52%	2.62%	0.57%[6]	312%
$10.85	0.68%	$651,790,519	3.05%	1.50%	3.08%	0.89%	298%
$11.12	4.52%[7]	$382,758,131	2.89%	1.50%	2.92%	0.85%	361%
$10.78	8.88%	$79,054,890	2.69%	1.50%	3.42%	0.98%	482%

$10.70	4.80%	$13,742,700	1.31%	1.30%	2.77%[9]	(1.28)%	0%
$10.21	11.17%	$5,245,981	1.30%	1.30%	3.56%[9]	(1.29)%	0%

$10.68	4.60%	$1,054,406	1.56%	1.55%	3.55%[9]	(1.93)%	0%
$10.21	11.04%	$910,216	1.55%	1.55%	5.49%[9]	(1.54)%	0%

$9.65	(3.50)%	$24,891,526	1.45%	1.45%	1.91%[9]	(1.45)%	0%

$9.65	(3.50)%	$993,139	1.70%	1.70%	2.16%[9]	(1.70)%	0%

$10.04	(5.19)%	$4,683,599,734	1.21%	1.21%	1.21%	(1.20)%	0%
$10.59	9.40%	$4,506,180,876	1.23%	1.23%	1.23%	(1.22)%	0%
$9.78	2.99%	$2,136,959,054	1.25%	1.25%	1.25%	(1.24)%	0%
$9.57	(6.37)%	$1,078,662,373	1.25%	1.25%	1.30%	(1.22)%	0%
$10.30	5.41%	$657,237,349	1.25%	1.25%	1.28%	(1.27)%	0%

$9.95	(5.33)%	$1,446,823,769	1.50%	1.50%	1.50%	(1.49)%	0%
$10.51	9.14%	$1,408,085,433	1.50%	1.50%	1.50%	(1.48)%	0%
$9.73	2.68%	$527,318,143	1.50%	1.50%	1.52%	(1.48)%	0%
$9.55	(6.59)%	$476,854,001	1.50%	1.50%	1.57%	(1.47)%	0%
$10.28	5.12%	$271,043,038	1.50%	1.50%	1.56%	(1.54)%	0%

$9.97	(7.69)%	$147,844,272	1.65%	1.65%	1.86%[9]	(1.65)%	0%
$10.80	8.14%	$37,077,791	1.68%	1.65%	2.51%[9]	(1.66)%	0%

$9.95	(7.78)%	$6,576,038	1.90%	1.90%	2.29%[9]	(1.90)%	0%
$10.79	8.04%	$1,643,614	1.93%	1.90%	4.03%[9]	(1.92)%	0%

$9.49	14.48%	$54,859,142	1.03%	1.03%	1.41%	(1.02)%	0%
$8.29	(16.01)%	$28,375,483	1.05%	1.05%	1.32%	(1.05)%	0%
$9.87	(1.30)%	$63,330,812	1.05%	1.05%	1.72%	(1.04)%	0%

$9.45	14.27%	$11,648,868	1.27%	1.27%	1.68%	(1.26)%	0%
$8.27	(16.13)%	$3,861,107	1.30%	1.30%	1.70%	(1.28)%	0%
$9.86	(1.40)%	$2,206,303	1.30%	1.30%	4.00%	(1.30)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	199

Financial Highlights	June 30, 2014

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Return of Capital	Total Distributions
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.77	(0.00)	[11]	1.17		1.17	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$11.49	(0.07)		0.08	[10]	0.01	(0.27)	(0.46)		—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.62	—		1.49		1.49	(0.14)	(0.48)		—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	0.04		0.51		0.55	(0.21)	(0.00)	[11]	—	(0.21)
FOR THE PERIOD 9/30/10[8]—12/31/10	$10.00	0.02		0.38		0.40	(0.12)	—		—	(0.12)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.76	(0.02)		1.18		1.16	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$11.47	(0.11)		0.08	[10]	(0.03)	(0.22)	(0.46)		—	(0.68)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.59	(0.03)		1.50		1.47	(0.11)	(0.48)		—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.27	0.03		0.49		0.52	(0.20)	(0.00)	[11]	—	(0.20)
FOR THE PERIOD 9/30/10[8]—12/31/10†	$10.00	0.01		0.38		0.39	(0.12)	—		—	(0.12)
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.02	0.03		0.93		0.96	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$10.17	(0.06)		(0.08)		(0.14)	(0.01)	(0.00)	[11]	—	(0.01)
FOR THE PERIOD 11/05/12[8]—12/31/12[5]	$10.00	—		0.19		0.19	(0.02)	—		—	(0.02)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$9.99	(0.01)		0.96		0.95	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$10.18	(0.07)		(0.11)		(0.18)	(0.01)	(0.00)	[11]	—	(0.01)
FOR THE PERIOD 11/05/12[8]—12/31/12[5]	$10.00	—		0.18		0.18	—	—		—	—
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$9.87	0.04		1.43		1.47	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$10.21	(0.06)		(0.23)		(0.29)	(0.03)	(0.02)		—	(0.05)
FOR THE PERIOD 11/05/12[8]—12/31/12[5]	$10.00	0.01		0.23		0.24	(0.03)	—		—	(0.03)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$9.86	0.02		1.43		1.45	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$10.23	(0.09)		(0.23)		(0.32)	(0.03)	(0.02)		—	(0.05)
FOR THE PERIOD 11/05/12[8]—12/31/12[5]	$10.00	(0.01)		0.25		0.24	(0.01)	—		—	(0.01)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$9.78	(0.10)		0.06		(0.04)	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.90	(0.17)		0.61		0.44	(0.44)	(0.12)		—	(0.56)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.70	(0.17)		0.40		0.23	(0.01)	(0.02)		—	(0.03)
FOR THE PERIOD 7/18/11[8]—12/31/11[5]	$10.00	(0.05)		(0.21)		(0.26)	(0.04)	—		—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$9.76	(0.11)		0.06		(0.05)	—	—		—	—
FOR THE YEAR ENDED DECEMBER 31, 2013[5]	$9.89	(0.20)		0.61		0.41	(0.42)	(0.12)		—	(0.54)
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.69	(0.23)		0.45		0.22	—	(0.02)		—	(0.02)
FOR THE PERIOD 7/18/11[8]—12/31/11[5]	$10.00	(0.06)		(0.21)		(0.27)	(0.04)	—		—	(0.04)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.18	(0.05)		0.22		0.17	—	—		—	—
FOR THE PERIOD 10/30/13[8]—12/31/13[5]	$10.00	(0.03)		0.44		0.41	(0.20)	(0.03)		—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)[5]	$10.18	(0.06)		0.22		0.16	—	—		—	—
FOR THE PERIOD 10/30/13[8]—12/31/13[5]	$10.00	(0.04)		0.45		0.41	(0.20)	(0.03)		—	(0.23)

The accompanying notes are an integral part of these financial statements.

200	AQR Funds	Semi-Annual Report	June 2014

Financial Highlights	June 30, 2014

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$11.94	10.86%	$752,308,123	0.90%	0.90%	0.90%	0.04%	44%
$10.77	0.12%	$855,024,124	0.89%	0.88%	0.89%	(0.64)%	167%
$11.49	14.05%	$868,660,662	0.95%	0.95%	0.95%	(0.03)%	72%
$10.62	5.45%[12]	$337,526,380	0.95%	0.95%	1.06%	0.41%	66%
$10.28	3.98%	$12,747,565	0.95%	0.95%	3.80%	0.44%	19%

$11.92	10.78%	$57,646,448	1.20%	1.20%	1.20%	(0.38)%	44%
$10.76	(0.23)%	$79,026,167	1.20%	1.20%	1.20%	(0.92)%	167%
$11.47	13.89%	$170,953,453	1.20%	1.20%	1.23%	(0.26)%	72%
$10.59	5.12%[12]	$51,560,342	1.20%	1.20%	1.42%	0.30%	66%
$10.27	3.88%	$11,234,980	1.20%	1.20%	3.96%	0.22%	19%

$10.98	9.58%	$89,046,709	0.95%	0.95%	1.13%	0.55%	26%
$10.02	(1.32)%	$37,848,351	0.95%	0.95%	1.18%	(0.61)%	234%
$10.17	1.87%	$29,993,223	0.95%	0.95%	2.07%	0.18%	0%

$10.94	9.51%	$7,948,374	1.20%	1.20%	1.49%	(0.20)%	26%
$9.99	(1.71)%	$9,396,772	1.20%	1.20%	1.59%	(0.71)%	234%
$10.18	1.80%	$2,259,342	1.20%	1.20%	2.81%	(0.29)%	0%

$11.34	14.89%	$35,950,583	1.20%	1.15%	1.60%	0.77%	14%
$9.87	(2.83)%	$17,577,063	1.23%	1.15%	1.85%	(0.62)%	257%
$10.21	2.44%	$16,253,630	1.28%	1.15%	2.26%	0.53%	0%

$11.31	14.71%	$11,400,083	1.45%	1.40%	1.92%	0.35%	14%
$9.86	(3.12)%	$8,651,975	1.48%	1.40%	2.22%	(0.84)%	257%
$10.23	2.38%	$5,804,844	1.53%	1.40%	3.44%	(0.62)%	0%

$9.74	(0.41)%	$1,477,653,717	4.02%	1.98%	4.04%	(2.02)%	68%
$9.78	4.46%	$1,453,976,567	3.34%	1.98%	3.37%	(1.67)%	137%
$9.90	2.36%	$808,261,775	3.52%	1.98%	3.60%	(1.73)%	208%
$9.70	(2.57)%[13]	$257,168,435	2.23%	1.98%	2.59%	(1.09)%	133%

$9.71	(0.51)%	$89,643,205	4.27%	2.23%	4.32%	(2.26)%	68%
$9.76	4.16%	$74,641,399	3.59%	2.23%	3.66%	(1.95)%	137%
$9.89	2.22%	$43,104,252	3.76%	2.23%	3.93%	(2.32)%	208%
$9.69	(2.73)%[13]	$44,676,329	2.48%	2.23%	2.85%	(1.37)%	133%

$10.35	1.67%	$603,748,426	2.93%	1.50%	2.92%[9]	(0.91)%	62%
$10.18	4.08%	$403,242,880	2.07%	1.50%	2.11%[9]	(1.77)%	133%

$10.34	1.57%	$23,804,133	3.18%	1.75%	3.24%[9]	(1.16)%	62%
$10.18	4.05%	$15,972,089	2.44%	1.75%	2.70%[9]	(2.05)%	133%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2014	201

Financial Highlights	June 30, 2014

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Diversified Arbitrage Fund—Class I	$0.08	0.73%
AQR Diversified Arbitrage Fund—Class N	0.04	0.42

7	For the year ended December 31, 2010, the Advisor contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Advisor’s contribution increased the total return by 0.08%.
8	Commencement of operations.
9	Certain expenses incurred by the Fund were not annualized for the period.
10	The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11	Amount is less than $.005 per share.
12	For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.
13	For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

The accompanying notes are an integral part of these financial statements.

202	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2014, the Trust consists of twenty-seven active series, eleven of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund. The remaining sixteen active series are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment Advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The AQR Global Macro Fund commenced operations on April 8, 2014.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund and the AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II MV Fund and the AQR Risk Parity II HV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I and Class N shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the Financial Highlights of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund (“CFC Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., and AQR Style Premia Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for each CFC Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and each Subsidiary’s taxable income is included in the calculation of the relevant CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

AQR Funds	Semi-Annual Report	June 2014	203

Notes to Financial Statements (Unaudited)	June 30, 2014

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2014	% OF TOTAL NET ASSETS AT JUNE 30, 2014	NET REALIZED GAIN/LOSS ON INVESTMENTS HELD IN SUBSIDIARY
AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$6,021,119	22.9%	$113,686
AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	1,412,491,500	23.0%	(74,954,145)
AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	35,628,337	23.1%	(2,265,984)
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	14,379,241	21.6%	3,499,379
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	160,358,378	19.8%	6,598,072
AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	14,466,703	14.9%	48,064
AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	10,565,974	22.3%	594,034
AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	249,375,204	15.9%	(6,282,493)
AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	143,869,766	22.9%	8,626,330

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short, rights and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factors to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over the- counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Investments in open-end investment companies are valued at such investment company’s

204	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: Certain Funds sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

AQR Funds	Semi-Annual Report	June 2014	205

Notes to Financial Statements (Unaudited)	June 30, 2014

The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statement of Operations.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Diversified Arbitrage Fund	$993,981
AQR Multi-Strategy Alternative Fund	1,942,848
AQR Style Premia Alternative Fund	268,719

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Customer Account Agreements and related addendums govern cleared derivatives transactions and exchange traded futures transactions. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing organization. Futures transactions require initial margin to be posted as required by each futures exchange. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a Swap Dealer. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in

206	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. For futures, listed options and cleared derivatives, margin requirements are established by the exchange for futures/listed options and the clearing house centrally cleared derivatives. Such margin is transferred by the Fund pursuant to the governing Master Agreements for those investment types. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”)) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government and other securities or money market funds as agreed to by the Fund and the applicable counterparty or as permitted by the clearing house or exchange.

Collateral pledged by the Fund pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Fund’s Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability in the Statement of Assets and Liabilities in due to brokers.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and are reported in the Statements of Operations. Securities deposited as initial margin are designated in the Schedules of Investments and cash pledged/received is presented as Due to/from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the

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Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swaps may include forward effective dates, which are contracts that do not go effective until a later date. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts are accrued based on the effective date of the contract.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as unrealized appreciation/depreciation on the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The use of long Total Return Swap Contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short Total Return Swaps subjects the Funds to unlimited loss. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of the swap is reflected on the Statements of Assets and Liabilities as swaps, at value.

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Changes in the swap are recognized as changes in unrealized gains or losses in the Statements of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains or losses in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon entering into a centrally cleared swap, the Funds are required to deposit with the Futures Commission Merchant (“FCM”) cash or securities, which is referred to as the initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may

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be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Master repurchase agreements govern transactions between a Fund and select counterparties. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Reverse Repurchase Agreements: Certain Funds may enter into, under the terms of the Master Repurchase Agreement, reverse repurchase agreements. The Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value.

Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Options: Certain Funds may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of

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an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended June 30, 2014 for AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
AQR DIVERSIFIED ARBITRAGE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2013	(10,229)	$(2,511,095)
Options written	(16,312)	(1,483,251)
Options expired	13,991	535,746
Options exercised	3,371	822,590
Options outstanding, June 30, 2014	(9,179)	$(2,636,010)

	CALL OPTIONS
AQR MULTI-STRATEGY ALTERNATIVE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2013	(1,432)	$(10,237)
Options written	(2,594)	(249,083)
Options expired	1,432	10,237
Options exercised	2,594	249,083
Options outstanding, June 30, 2014	—	$—

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification.

Allocation of Income and Expenses: Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs: Organizational costs incurred by the relevant funds, including professional and incorporation fees, are fully expensed by the end of the fiscal period. Offering costs, including professional fees,

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printing fees and the offering of the initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollar and foreign currency deposited at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

The Advisor evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of June 30, 2014, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

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Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Federal Income Tax Matters

At June 30, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$3,666,201,452	$204,400,301	$(97,076,882)	$107,323,419
AQR Long-Short Equity Fund	13,795,275	—	—	—
AQR Global Macro Fund	23,197,978	—	—	—
AQR Managed Futures Strategy Fund	5,784,359,538	—	(33,180,595)	(33,180,595)
AQR Managed Futures Strategy HV Fund	144,052,601	—	(998,087)	(998,087)
AQR Risk-Balanced Commodities Strategy Fund	69,154,652	—	(5,223,038)	(5,223,038)
AQR Risk Parity Fund	759,329,502	514,156	(174)	513,982
AQR Risk Parity II MV Fund	92,388,996	—	(367,220)	(367,220)
AQR Risk Parity II HV Fund	67,717,743	—	(325,519)	(325,519)
AQR Multi-Strategy Alternative Fund	1,718,997,106	270,154,040	(9,357,429)	260,796,611
AQR Style Premia Alternative Fund	805,295,472	29,886,762	(4,405,503)	25,481,259

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of December 31, 2013, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG TERM
AQR Risk Parity II MV Fund	$149,623	$—
AQR Risk Parity II HV Fund	149,828	—
AQR Multi-Strategy Alternative Fund	6,331,656	19,274,287

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level  3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside of the Western Hemisphere are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over- the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards, and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for

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short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of June 30, 2014 in valuing the Funds’ assets carried at fair value:

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,424,528,592	$120,494,853	$8,649,556	$1,553,673,001
Convertible Preferred Stocks†	111,703,194	92,424,525	23,676,350	227,804,069
Corporate Bonds†	—	319,007,061	101,487,753	420,494,814
Convertible Bonds†	—	1,124,688,183	5,769,826	1,130,458,009
Closed End Funds	123,803,355	8,624,990	—	132,428,345
Loan Participations†	—	18,504,721	3,005,640	21,510,361
Preferred Stocks†	4,382,234	4,754,861	898,796	10,035,891
Rights†	160,707	607,824	2,835	771,366
Warrants†	8,753,651	4,309,302	1,104,243	14,167,196
Money Market Funds	—	256,664,344	—	256,664,344
Purchased Options	5,517,475	—	—	5,517,475
Futures Contracts*	262,388	—	—	262,388
Total Return Basket Swaps Contracts*	—	121,487	—	121,487

Total Assets	$1,679,111,596	$1,950,202,151	$144,594,999	$3,773,908,746

AQR Funds	Semi-Annual Report	June 2014	215

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Common Stocks (Sold Short)†	$(1,524,910,896)	$(4,869,770)	$—	$(1,529,780,666)
Convertible Bonds (Sold Short)†	—	(26,508,547)	—	(26,508,547)
Exchange-Traded Funds (Sold Short)	(124,266)	—	—	(124,266)
Preferred Stocks (Sold Short)†	—	(15,943,388)	—	(15,943,388)
U.S. Treasury Obligations (Sold Short)	—	(2,877,697)	—	(2,877,697)
Futures Contracts*	(5,818,725)	—	—	(5,818,725)
Forward Foreign Currency Exchange Contracts*	—	(301,850)	—	(301,850)
Written Options*	(1,182,950)	(64,215)	—	(1,247,165)
Credit Default Swap Contracts*	—	(26,738,251)	—	(26,738,251)

Total Liabilities	$(1,532,036,837)	$(77,303,718)	$—	$(1,609,340,555)

Quantitative Information about Level 3 Fair Value Measurements*

				RANGE
	FAIR VALUE AT 6/30/2014	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT(S)	RANGE	RANGE WEIGHTED AVG.

Common Stocks	$696,171	Enterprise Value Waterfall	Volatility	45.6%—65.6%	59.3%
	$387,409	Black Scholes Model	Volatility	79.8%	N/A
	$521,334	Liquidation Analysis	Volatility	71.3%	N/A
	$124,715	Options Pricing Model	Discount for lack of marketability**	7.1%	N/A
			Volatility	53.1%	N/A
	$1,472,060	As Converted Equivalent	Discount for lack of marketability**	19.7%	N/A
			Volatility	36.2%	N/A

Preferred Stock	$898,796	Enterprise Value Waterfall	Discount for lack of marketability**	6.3%	N/A
			Volatility	38.6%	N/A

Convertible Preferred Stocks	$5,106	As Converted Equivalent	Discount for lack of marketability**	16.4%	N/A
			Volatility	50.7%	N/A

Corporate Bonds	$104,546	Liquidation Analysis	Volatility	54.4%	N/A

Convertible Bonds	$239,510	Liquidation Analysis	Volatility	54.4%	N/A
	$1,796	Recovery Value	Volatility	58.1%	N/A

Warrants	$40,681	Black Scholes Model	Discount for lack of marketability**	29.0%—45.1%	32.6%
			Volatility	52.9%—73.0%	66.77%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2014, the value of these securities was $140,102,874. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

216	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS
Balance as of December 31, 2013	$14,041,304	$24,735,848	$74,581,303	$7,850,420	$20,828,897	$2,835	$9,194,739
Accrued discounts/ (premiums)	—	—	(692,596)	920	—	—	—
Realized gain/(loss)	(4)	(56,989)	147,031	446,879	343,509	—	(471,699)
Change in unrealized appreciation/(depreciation)	635,827	102,196	(3,983,848)	(350,386)	(139,288)	—	(5,586,206)
Purchases [1]	928,441	—	39,949,501	5,416,118	—	—	—
Sales [2]	—	(1,104,705)	(43,105,084)	(7,594,125)	(20,134,322)	—	(2,045,390)
Transfers in to Level 3	5,399,146	—	45,816,525	—	—	—	255,610
Transfers out of Level 3	(12,355,158)	—	(8,219,439)	—	—	—	(242,811)
Balance as of June 30, 2014	$8,649,556	$23,676,350	$104,493,393	$5,769,826	$898,796	$2,835	$1,104,243
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2014	$635,829	$4,292	$(5,968,307)	$(157,966)	$31,975	$—	$498,543

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

AQR Funds	Semi-Annual Report	June 2014	217

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR LONG-SHORT EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$13,795,275	$—	$13,795,275
Forward Foreign Currency Exchange Contracts*	—	32,840	—	32,840
Futures Contracts*	46,604	—	—	46,604
Total Return Basket Swaps Contracts*	—	626,207	—	626,207

Total Assets	$46,604	$14,454,322	$—	$14,500,926

LIABILITIES
Total Return Swap Contracts*	$—	$(3,116)	$—	$(3,116)

Total Liabilities	$—	$(3,116)	$—	$(3,116)

AQR GLOBAL MACRO FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$23,197,978	$—	$23,197,978
Futures Contracts*	96,835	—	—	96,835
Forward Foreign Currency Exchange Contracts*	—	7,256	—	7,256
Total Return Swap Contracts*	—	86,300	—	86,300

Total Assets	$96,835	$23,291,534	$—	$23,388,369

LIABILITIES
Futures Contracts*	$(600,596)	$—	$—	$(600,596)
Interest Rate Swap Contracts*	—	(57,250)	—	(57,250)

Total Liabilities	$(600,596)	$(57,250)	$—	$(657,846)

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$4,263,064,561	$—	$4,263,064,561
Money Market Funds	—	1,488,114,382	—	1,488,114,382
Futures Contracts*	50,074,154	—	—	50,074,154
Forward Foreign Currency Exchange Contracts*	—	61,983,826	—	61,983,826
Total Return Swap Contracts*	—	7,676,385	—	7,676,385

Total Assets	$50,074,154	$5,820,839,154	$—	$5,870,913,308

LIABILITIES
Total Return Swap Contracts*	$—	$(15,995,269)	$—	$(15,995,269)

Total Liabilities	$—	$(15,995,269)	$—	$(15,995,269)

218	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR MANAGED FUTURES STRATEGY HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$82,698,291	$—	$82,698,291
Money Market Funds	—	60,356,223	—	60,356,223
Futures Contracts*	1,980,011	—	—	1,980,011
Forward Foreign Currency Exchange Contracts*	—	2,684,685	—	2,684,685
Total Return Swap Contracts*	—	570,762	—	570,762

Total Assets	$1,980,011	$146,309,961	$—	$148,289,972

LIABILITIES
Futures Contracts*	$(248,673)	$—	$—	$(248,673)
Total Return Swap Contracts*	—	(994,664)	—	(994,664)

Total Liabilities	$(248,673)	$(994,664)	$—	$(1,243,337)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$749,837	$—	$749,837
Money Market Funds	—	63,181,777	—	63,181,777
Total Return Swap Contracts*	—	1,505,234	—	1,505,234

Total Assets	$—	$65,436,848	$—	$65,436,848

LIABILITIES
Futures Contracts*	$(39,433)	$—	$—	$(39,433)
Total Return Swap Contracts*	—	(493,182)	—	(493,182)

Total Liabilities	$(39,433)	$(493,182)	$—	$(532,615)

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$131,274,209	$—	$131,274,209
Short-Term Investments	—	123,990,206	—	123,990,206
U.S. Treasury Obligations	—	225,129,080	—	225,129,080
Money Market Funds	—	279,449,989	—	279,449,989
Futures Contracts*	2,703,998	—	—	2,703,998
Interest Rate Swap Contracts*	—	8,410,649	—	8,410,649
Credit Default Swap Contracts*	—	34,630,582	—	34,630,582
Total Return Swap Contracts*	—	8,526,912	—	8,526,912

Total Assets	$2,703,998	$811,411,627	$—	$814,115,625

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(315,677)	$—	$(315,677)
Total Return Swap Contracts*	—	(1,874,951)	—	(1,874,951)

Total Liabilities	$—	$(2,190,628)	$—	$(2,190,628)

AQR Funds	Semi-Annual Report	June 2014	219

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$18,926,300	$—	$18,926,300
Short-Term Investments	—	6,215,236	—	6,215,236
U.S. Treasury Obligations	—	32,934,440	—	32,934,440
Money Market Funds	—	33,945,800	—	33,945,800
Futures Contracts*	762,816	—	—	762,816
Total Return Swap Contracts*	—	888,239	—	888,239

Total Assets	$762,816	$92,910,015	$—	$93,672,831

LIABILITIES
Futures Contracts*	$(49,516)	$—	$—	$(49,516)
Forward Foreign Currency Exchange Contracts*	—	(191,543)	—	(191,543)
Total Return Swap Contracts*	—	(145,421)	—	(145,421)

Total Liabilities	$(49,516)	$(336,964)	$—	$(386,480)

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$13,799,986	$—	$13,799,986
Short-Term Investments	—	5,917,877	—	5,917,877
U.S. Treasury Obligations	—	23,785,661	—	23,785,661
Money Market Funds	—	23,888,700	—	23,888,700
Futures Contracts*	590,981	—	—	590,981
Total Return Swap Contracts*	—	611,435	—	611,435

Total Assets	$590,981	$68,003,659	$—	$68,594,640

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(23,483,375)	$—	$(23,483,375)
Forward Foreign Currency Exchange Contracts*	—	(137,009)	—	(137,009)
Total Return Swap Contracts*	—	(136,253)	—	(136,253)

Total Liabilities	$—	$(23,756,637)	$—	$(23,756,637)

220	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$87,491,037	$757,167,830	$—	$844,658,867
Convertible Preferred Stocks†	28,919,274	3,244,945	—	32,164,219
Corporate Bonds†	—	53,306,179	8,366,712	61,672,891
Convertible Bonds†	—	452,080,865	225,000	452,305,865
Preferred Stocks†	1,136,003	4,960,275	—	6,096,278
Rights†	—	261,505	—	261,505
Short-Term Investments	—	64,360,719	—	64,360,719
Money Market Funds	—	518,273,373	—	518,273,373
Futures Contracts*	2,130,376	—	—	2,130,376
Forward Foreign Currency Exchange Contracts*	—	14,203,089	—	14,203,089
Credit Default Swap Contracts*	—	3,359,146	—	3,359,146
Total Return Basket Swaps Contracts	—	71,906,540	—	71,906,540
Total Return Swap Contracts*	—	6,212,585	—	6,212,585

Total Assets	$119,676,690	$1,949,337,051	$8,591,712	$2,077,605,453

LIABILITIES
Common Stocks (Sold Short)†	$(415,601,729)	$(625,719,834)	$—	$(1,041,321,563)
Preferred Stocks (Sold Short)†	—	(5,316,284)	—	(5,316,284)
U.S. Treasury Obligations (Sold Short)	—	(1,726,618)	—	(1,726,618)
Futures Contracts*	(10,999,816)	—	—	(10,999,816)
Total Return Basket Swaps Contracts	—	(94,408)	—	(94,408)
Total Return Swap Contracts*	—	(698,146)	—	(698,146)

Total Liabilities	$(426,601,545)	$(633,555,290)	$—	$(1,060,156,835)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCK	CORPORATE BOND	CONVERTIBLE BOND
Balance as of December 31, 2013	$—	$—	$1,089,000
Accrued discounts/(premiums)	—	(223,007)	934
Realized gain/(loss)	209,843	(217,903)	—
Change in unrealized appreciation/(depreciation)	596,469	274,874	8,961
Purchases	8,297,891	—	—
Sales	(2,858,948)	(3,214,690)	(1,096,786)
Transfers in to Level 3	—	11,747,438	222,891
Transfers out of Level 3	—	—	—

Balance as of June 30, 2014	$6,245,255	$8,366,712	$225,000

Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2014	$596,469	$274,874	$1,143

AQR Funds	Semi-Annual Report	June 2014	221

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR STYLE PREMIA ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$326,140,069	$—	$326,140,069
Preferred Stocks†	—	10,309,562	—	10,309,562
Rights†	—	61,595	—	61,595
Money Market Funds	—	494,265,505	—	494,265,505
Futures Contracts*	1,130,990	—	—	1,130,990
Forward Foreign Currency Exchange Contracts*	—	1,760,928	—	1,760,928
Total Return Basket Swaps Contracts	—	23,344,021	—	23,344,021
Total Return Swap Contracts*	—	1,451,818	—	1,451,818

Total Assets	$1,130,990	$857,333,498	$—	$858,464,488

LIABILITIES
Common Stocks (Sold Short)†	$—	$(273,314,018)	$—	$(273,314,018)
Rights (Sold Short)†	—	(10,644)	—	(10,644)
Futures Contracts*	(836,703)	—	—	(836,703)
Total Return Swap Contracts*	—	(924,561)	—	(924,561)

Total Liabilities	$(836,703)	$(274,249,223)	$—	$(275,085,926)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, interest rate swap and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period for any of the Funds. There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

6. Investment Transactions

During the period ended June 30, 2014, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$3,825,478,446	$2,456,291,967	$1,780,148,729	$703,016,617
AQR Long-Short Equity Fund	—	—	—	—
AQR Global Macro Fund	—	—	—	—
AQR Managed Futures Strategy Fund	—	—	—	—
AQR Managed Futures Strategy HV Fund	—	—	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	—
AQR Risk Parity Fund	156,127,148	153,649,229	—	—
AQR Risk Parity II MV Fund	38,768,865	9,101,184	—	—
AQR Risk Parity II HV Fund	24,952,712	3,989,971	—	—
AQR Multi-Strategy Alternative Fund	504,861,408	525,210,118	402,962,267	394,040,325
AQR Style Premia Alternative Fund	153,957,442	33,887,066	151,315,384	55,295,531

222	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

During the period ended June 30, 2014, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Diversified Arbitrage Fund	$34,327,792	$39,290,680
AQR Risk Parity Fund	90,968,520	76,377,849
AQR Risk Parity II MV Fund	23,275,522	3,526,052
AQR Risk Parity II HV Fund	14,869,813	1,300,173
AQR Multi-Strategy Alternative Fund	5,129,454	4,736,360

7. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at June 30, 2014, are not accounted for as hedging instruments under GAAP. The values of such derivative instruments reflected in the Statements of Assets and Liabilities at June 30, 2014 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$613,974	$—	$5,635,392	$492,487	$—	$1,247,165
AQR Long-Short Equity Fund	57,534	638,084	—	10,930	14,993	—	—
AQR Global Macro Fund	61,377	50,027	—	128,886	1,362	—	—
AQR Managed Futures Strategy Fund	23,058,428	3,927,721	—	13,687,266	3,273,161	—	—
AQR Managed Futures Strategy HV Fund	967,910	118,654	—	522,089	119,605	—	—
AQR Risk Parity Fund	3,121,694	284,726	—	847,111	431,090	—	—
AQR Risk Parity II MV Fund	449,563	52,407	—	132,973	56,666	—	—
AQR Risk Parity II HV Fund	335,071	30,629	—	100,586	37,726	—	—
AQR Multi-Strategy Alternative Fund	1,255,199	76,413,293	—	6,455,976	3,307,995	—	—
AQR Style Premia Alternative Fund	3,522,279	27,181,271	—	3,442,011	2,252,480	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	504,074	—	—	805,924	—
AQR Long-Short Equity Fund	—	—	37,319	—	—	4,479	—
AQR Global Macro Fund	—	—	339,689	—	—	332,433	—
AQR Managed Futures Strategy Fund	—	—	142,309,285	—	—	80,325,459	—
AQR Managed Futures Strategy HV Fund	—	—	5,207,847	—	—	2,523,162	—
AQR Risk Parity Fund	—	—	2,500,566	—	—	2,816,243	—
AQR Risk Parity II MV Fund	—	—	3,262	—	—	194,805	—
AQR Risk Parity II HV Fund	—	—	1,652	—	—	138,661	—
AQR Multi-Strategy Alternative Fund	—	—	25,934,852	—	—	11,731,763	—
AQR Style Premia Alternative Fund	—	—	8,359,770	—	—	6,598,842	—

AQR Funds	Semi-Annual Report	June 2014	223

Notes to Financial Statements (Unaudited)	June 30, 2014

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	262,388	—	—	183,333	—	—	—
AQR Global Macro Fund	15,477	1,922,999	—	548,948	1,947,630	—	—
AQR Managed Futures Strategy Fund	40,701,550	6,146,857	—	737,967	691,717	—	—
AQR Managed Futures Strategy HV Fund	1,536,316	99,872	—	32,374	26,230	—	—
AQR Risk Parity Fund	308,311	12,693,639	—	—	2,221,393	—	—
AQR Risk Parity II MV Fund	349,041	36,395	—	486	302	—	—
AQR Risk Parity II HV Fund	240,633	66,657	—	162	603	—	—
AQR Multi-Strategy Alternative Fund	914,275	3,069,950	—	7,058,712	223,252	—	—
AQR Style Premia Alternative Fund	3,898,231	1,000,961	—	2,852,965	1,500,213	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	2,305,293	—	—	29,043,544	—	—
AQR Risk Parity Fund	—	34,761,938	—	—	131,356	—	—
AQR Multi-Strategy Alternative Fund	—	3,544,415	—	—	185,269	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	224,301	5,016	—	127,082	—	—	—
AQR Managed Futures Strategy Fund	39,144,915	37,206,669	—	38,405,506	51,635,253	—	—
AQR Managed Futures Strategy HV Fund	781,327	1,772,484	—	999,752	2,269,077	—	—
AQR Risk-Balanced Commodities Strategy Fund	770,048	7,756,530	—	809,481	6,744,478	—	—
AQR Risk Parity Fund	121,104	20,525,595	—	—	15,788,867	—	—
AQR Risk Parity II MV Fund	686,125	1,767,032	—	637,970	1,056,048	—	—
AQR Risk Parity II HV Fund	508,096	1,266,001	—	392,071	849,776	—	—
AQR Multi-Strategy Alternative Fund	5,321,869	5,938,628	—	2,846,095	4,564,053	—	—
AQR Style Premia Alternative Fund	2,149,420	1,433,486	—	2,980,667	1,991,747	—	—

Netting:
AQR Diversified Arbitrage Fund	(262,388)	(2,919,267)	(504,074)	(262,388)	(2,919,267)	(504,074)	—
AQR Long-Short Equity Fund	(10,930)	(14,993)	(4,479)	(10,930)	(14,993)	(4,479)	—
AQR Global Macro Fund	(301,155)	(1,948,992)	(332,433)	(301,155)	(1,948,992)	(332,433)	—
AQR Managed Futures Strategy Fund	(52,830,739)	(47,281,247)	(80,325,459)	(52,830,739)	(47,281,247)	(80,325,459)	—
AQR Managed Futures Strategy HV Fund	(1,554,215)	(1,991,010)	(2,523,162)	(1,554,215)	(1,991,010)	(2,523,162)	—
AQR Risk-Balanced Commodities Strategy Fund	(770,048)	(6,744,478)	—	(770,048)	(6,744,478)	—	—
AQR Risk Parity Fund	(847,111)	(18,572,706)	(2,500,566)	(847,111)	(18,572,706)	(2,500,566)	—
AQR Risk Parity II MV Fund	(771,429)	(1,113,016)	(3,262)	(771,429)	(1,113,016)	(3,262)	—
AQR Risk Parity II HV Fund	(492,819)	(888,105)	(1,652)	(492,819)	(888,105)	(1,652)	—
AQR Multi-Strategy Alternative Fund	(7,491,343)	(8,280,569)	(11,731,763)	(7,491,343)	(8,280,569)	(11,731,763)	—
AQR Style Premia Alternative Fund	(9,275,643)	(5,744,440)	(6,598,842)	(9,275,643)	(5,744,440)	(6,598,842)	—

224	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	$—	$—	$—	$5,556,337	$26,616,764	$301,850	$1,247,165
AQR Long-Short Equity Fund	46,604	623,091	32,840	—	—	—	—
AQR Global Macro Fund	—	29,050	7,256	503,761	—	—	—
AQR Managed Futures Strategy Fund	50,074,154	—	61,983,826	—	8,318,884	—	—
AQR Managed Futures Strategy HV Fund	1,731,338	—	2,684,685	—	423,902	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	1,012,052	—	39,433	—	—	—
AQR Risk Parity Fund	2,703,998	49,693,192	—	—	—	315,677	—
AQR Risk Parity II MV Fund	713,300	742,818	—	—	—	191,543	—
AQR Risk Parity II HV Fund	590,981	475,182	—	—	—	137,009	—
AQR Multi-Strategy Alternative Fund	—	80,685,717	14,203,089	8,869,440	—	—	—
AQR Style Premia Alternative Fund	294,287	23,871,278	1,760,928	—	—	—	—

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2014:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$(36,268,100)	$(3,808,377)	$—	$1,358,334	$7,056,222	$111,135,945	$—	$1,452,160
AQR Long-Short Equity Fund	309,461	79,342	—	—	(34,875)	358,546	—	—
AQR Global Macro Fund	62,498	(144,795)	—	—	(67,509)	48,665	—	—
AQR Managed Futures Strategy Fund	129,919,426	27,021,047	—	—	(99,868,816)	(2,666,970)	—	—
AQR Managed Futures Strategy HV Fund	2,735,340	553,547	—	—	(510,956)	(28,849)	—	—
AQR Risk Parity Fund	22,092,756	590,485	—	—	(11,616,672)	(1,456,862)	—	—
AQR Risk Parity II MV Fund	2,202,813	169,234	—	—	(584,191)	(88,543)	—	—
AQR Risk Parity II HV Fund	2,136,661	93,817	—	—	(482,375)	(74,906)	—	—
AQR Multi-Strategy Alternative Fund	(20,865,452)	(36,653,880)	—	259,320	(1,674,652)	38,960,186	—	(8,805)
AQR Style Premia Alternative Fund	(472,701)	(15,412,062)	—	—	(1,303,541)	25,788,428	—	—

AQR Funds	Semi-Annual Report	June 2014	225

Notes to Financial Statements (Unaudited)	June 30, 2014

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$—	$420,718	$—	$—	$—	$294,535	$—
AQR Long-Short Equity Fund	—	—	8,450	—	—	—	33,287	—
AQR Global Macro Fund	—	—	(65,037)	—	—	—	7,256	—
AQR Managed Futures Strategy Fund	—	—	(125,612,876)	—	—	—	(50,768,526)	—
AQR Managed Futures Strategy HV Fund	—	—	(3,193,347)	—	—	—	1,664,549	—
AQR Risk Parity Fund	—	—	5,724,664	—	—	—	1,192,856	—
AQR Risk Parity II MV Fund	—	—	124,874	—	—	—	(142,646)	—
AQR Risk Parity II HV Fund	—	—	16,340	—	—	—	(104,578)	—
AQR Multi-Strategy Alternative Fund	—	—	8,581,380	—	—	—	9,674,924	—
AQR Style Premia Alternative Fund	—	—	1,584,255	—	—	—	1,386,168	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(2,817,852)	31,261,749	—	—	(1,044,012)	(142,472,536)	—	—
AQR Global Macro Fund	(386,150)	111,087	—	—	(533,471)	(60,818)	—	—
AQR Managed Futures Strategy Fund	(90,682,977)	(10,990,307)	—	—	29,219,209	9,433,138	—	—
AQR Managed Futures Strategy HV Fund	(1,083,404)	(765,858)	—	—	1,404,709	103,160	—	—
AQR Risk Parity Fund	2,578,087	(1,556,381)	—	—	5,361,094	22,819,907	—	—
AQR Risk Parity II MV Fund	1,388,725	214,781	—	—	947,085	66,983	—	—
AQR Risk Parity II HV Fund	833,781	350,517	—	—	499,519	266,597	—	—
AQR Multi-Strategy Alternative Fund	(17,027,154)	2,127,545	—	—	(4,300,005)	6,119,751	—	—
AQR Style Premia Alternative Fund	(5,776,855)	(2,195,748)	—	—	1,765,274	2,236,123	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(8,673,085)	—	—	—	2,295,099	—	—
AQR Global Macro Fund	—	(4,883)	—	—	—	—	—	—
AQR Risk Parity Fund	—	20,423,327	—	—	—	(5,436,204)	—	—
AQR Multi-Strategy Alternative Fund	—	459,094	—	—	—	(55,841)	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	100,468	14,779	—	—	97,219	5,016	—	—
AQR Managed Futures Strategy Fund	(71,119,315)	3,498,935	—	—	(1,967,287)	(35,051,579)	—	—
AQR Managed Futures Strategy HV Fund	(1,058,391)	(652,003)	—	—	(243,152)	(472,204)	—	—
AQR Risk-Balanced Commodities Strategy Fund	671,029	2,799,283	—	—	126,266	1,584,279	—	—
AQR Risk Parity Fund	4,993,830	6,269,657	—	—	1,873,270	1,757,477	—	—
AQR Risk Parity II MV Fund	(65,204)	466,593	—	—	167,090	522,103	—	—
AQR Risk Parity II HV Fund	420,346	481,804	—	—	163,779	244,975	—	—
AQR Multi-Strategy Alternative Fund	(4,645,192)	(2,751,154)	—	—	4,016	2,964,642	—	—
AQR Style Premia Alternative Fund	4,437,962	4,035,135	—	—	(3,858,906)	(1,408,356)	—	—

226	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

For financial reporting purposes, the Funds do not offset financial assets financial liabilities across derivatives types that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All financial instruments held by the Funds were subject to a master netting agreement or similar arrangement. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following tables present, by counterparty and contract type, the Funds’ derivative assets and liabilities as of June 30, 2014.

AQR DIVERSIFIED ARBITRAGE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Basket Swaps Contracts	$20,724	$—	$20,724	$—	$—	$20,724
CitiBank	Credit Default Swap Contracts	2,305,293	(2,305,293)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	28,369	(28,369)	—	—	—	—
Deutsche Bank	Total Return Basket Swaps Contracts	55,687	(55,687)	—	—	—	—
J.P. Morgan	Futures Contracts	262,388	—	262,388	—	—	262,388
	Total Return Basket Swaps Contracts	537,563	—	537,563	—	—	537,563
	Total J.P. Morgan	799,951	—	799,951	—	—	799,951
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	475,705	(475,705)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,685,729	(2,865,054)	820,675	—	—	820,675

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a )	NET AMOUNT
Barclays Capital	Futures Contracts	$5,818,725	$—	$5,818,725	$—	$(5,818,725)	$—
CitiBank	Credit Default Swap Contracts	29,043,544	(2,305,293)	26,738,251	—	(26,738,251)	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	54,842	(28,369)	26,473	—	(2)	26,471
Deutsche Bank	Total Return Basket Swaps Contracts	492,487	(55,687)	436,800	—	(436,800)	—
J.P. Morgan	Written Options	1,247,165	—	1,247,165	(1,247,165)	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	751,082	(475,705)	275,377	—	(129,438)	145,939
Total financial instruments subject to a master netting arrangement or similar arrangement		37,407,845	(2,865,054)	34,542,791	(1,247,165)	(33,123,216)	172,410

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $118,172,945.

AQR Funds	Semi-Annual Report	June 2014	227

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR LONG SHORT EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED		NET AMOUNT
Barclays Capital	Futures Contracts	$57,534	$(10,930)	$46,604	$ —	$ —		$46,604
Credit Suisse	Forward Foreign Currency Exchange Contracts	18,660	(318)	18,342	—	—		18,342
Deutsche Bank	Total Return Basket Swaps Contracts	293,098	(11,877)	281,221	—	—		281,221
Goldman Sachs	Total Return Basket Swaps Contracts	344,986	(3,116)	341,870	—	—		341,870
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	18,659	(4,161)	14,498	—	—		14,498
Total financial instruments subject to a master netting arrangement or similar arrangement		732,937	(30,402)	702,535	—	—		702,535

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a	)	NET AMOUNT
Barclays Capital	Futures Contracts	$10,930	$(10,930)	$ —	$ —	$ —		$ —
Credit Suisse	Forward Foreign Currency Exchange Contracts	318	(318)	—	—	—		—
Deutsche Bank	Total Return Basket Swaps Contracts	11,877	(11,877)	—	—	—		—
Goldman Sachs	Total Return Swap Contracts	3,116	(3,116)	—	—	—		—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	4,161	(4,161)	—	—	—		—
Total financial instruments subject to a master netting arrangement or similar arrangement		30,402	(30,402)	—	—	—		—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,871,406.

228	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR GLOBAL MACRO FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$85,113	$(3,829)	$81,284	$ —	$—	$81,284
Barclays Capital	Futures Contracts	61,377	(61,377)	—	—	—	—
CitiBank	Interest Rate Swap Contracts	1,887,915	(1,887,915)	—	—	—	—
	Total Return Swap Contracts	3,182	—	3,182	—	—	3,182
	Total CitiBank	1,891,097	(1,887,915)	3,182	—	—	3,182
Credit Suisse	Forward Foreign Currency Exchange Contracts	339,689	(332,433)	7,256	—	—	7,256
Deutsche Bank	Total Return Swap Contracts	1,834	—	1,834	—	—	1,834
Goldman Sachs	Futures Contracts	102,453	(5,618)	96,835	—	—	96,835
J.P. Morgan	Futures Contracts	137,325	(137,325)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		2,618,888	(2,428,497)	190,391	—	—	190,391

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$3,829	$(3,829)	$—	$ —	$—	$—
Barclays Capital	Futures Contracts	128,791	(61,377)	67,414	—	(67,414)	—
CitiBank	Interest Rate Swap Contracts	1,945,165	(1,887,915)	57,250	—	(57,250)	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	332,433	(332,433)	—	—	—	—
Goldman Sachs	Futures Contracts	5,618	(5,618)	—	—	—	—
J.P. Morgan	Futures Contracts	670,507	(137,325)	533,182	—	(533,182)	—
Total financial instruments subject to a master netting agreement or similar arrangement		3,086,343	(2,428,497)	657,846	—	(657,846)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,697,753.

AQR Funds	Semi-Annual Report	June 2014	229

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR MANAGED FUTURES STRATEGY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$10,074,578	$(3,964,878)	$6,109,700	$ —	$—	$6,109,700
Barclays Capital	Futures Contracts	23,033,879	(13,687,266)	9,346,613	—	—	9,346,613
	Total Return Swap Contracts	5,010,811	(5,010,811)	—	—	—	—
	Total Barclays Capital	28,044,690	(18,698,077)	9,346,613	—	—	9,346,613
CitiBank	Total Return Swap Contracts	20,740,795	(19,174,110)	1,566,685	—	—	1,566,685
Credit Suisse	Forward Foreign Currency Exchange Contracts	71,013,980	(40,152,821)	30,861,159	—	(30,861,159)	—
Deutsche Bank	Total Return Swap Contracts	2,721,610	(2,721,610)	—	—	—	—
Goldman Sachs	Futures Contracts	14,792,861	(14,392,700)	400,161	—	—	400,161
J.P. Morgan	Futures Contracts	65,078,153	(24,750,773)	40,327,380	—	—	40,327,380
Merrill Lynch	Total Return Swap Contracts	8,733,453	(8,733,453)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	71,295,305	(40,172,638)	31,122,667	—	(13,210,000)	17,912,667
Total financial instruments subject to a master netting agreement or similar arrangement		292,495,425	(172,761,060)	119,734,365	—	(44,071,159)	75,663,206

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$3,964,878	$(3,964,878)	$—	$ —	$—	$ —
Barclays Capital	Futures Contracts	13,687,266	(13,687,266)	—	—	—	—
	Total Return Swap Contracts	17,250,064	(5,010,811)	12,239,253	—	(12,239,253)	—
	Total Barclays Capital	30,937,330	(18,698,077)	12,239,253	—	(12,239,253)	—
CitiBank	Total Return Swap Contracts	19,174,110	(19,174,110)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	40,152,821	(40,152,821)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	5,625,885	(2,721,610)	2,904,275	—	(2,904,275)	—
Goldman Sachs	Futures Contracts	14,392,700	(14,392,700)	—	—	—	—
J.P. Morgan	Futures Contracts	24,750,773	(24,750,773)	—	—	—	—
Merrill Lynch	Total Return Swap Contracts	9,585,194	(8,733,453)	851,741	—	(851,741)	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	40,172,638	(40,172,638)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		188,756,329	(172,761,060)	15,995,269	—	(15,995,269)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $2,578,841.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $409,427,985.

230	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR MANAGED FUTURES STRATEGY HV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$218,526	$(145,835)	$72,691	$ —	$—	$72,691
Barclays Capital	Futures Contracts	967,083	(522,089)	444,994	—	—	444,994
	Total Return Swap Contracts	521,181	(521,181)	—	—	—	—
	Total Barclays Capital	1,488,264	(1,043,270)	444,994	—	—	444,994
CitiBank	Total Return Swap Contracts	835,382	(337,311)	498,071	—	—	498,071
Credit Suisse	Forward Foreign Currency Exchange Contracts	2,594,096	(1,251,947)	1,342,149	—	(1,342,149)	—
Deutsche Bank	Total Return Swap Contracts	415,921	(415,921)	—	—	—	—
Goldman Sachs	Futures Contracts	277,220	(277,220)	—	—	—	—
J.P. Morgan	Futures Contracts	2,041,250	(506,233)	1,535,017	—	—	1,535,017
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	2,613,751	(1,271,215)	1,342,536	—	(540,000)	802,536
Total financial instruments subject to a master netting agreement or similar arrangement		10,484,410	(5,248,952)	5,235,458	—	(1,882,149)	3,353,309

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$145,835	$(145,835)	$—	$ —	$—	$ —
Barclays Capital	Futures Contracts	522,089	(522,089)	—	—	—	—
	Total Return Swap Contracts	1,169,265	(521,181)	648,084	—	(648,084)	—
	Total Barclays Capital	1,691,354	(1,043,270)	648,084	—	(648,084)	—
CitiBank	Total Return Swap Contracts	337,311	(337,311)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	1,251,947	(1,251,947)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	762,501	(415,921)	346,580	—	(346,580)	—
Goldman Sachs	Futures Contracts	525,893	(277,220)	248,673	—	(248,673)	—
J.P. Morgan	Futures Contracts	506,233	(506,233)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,271,215	(1,271,215)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		6,492,289	(5,248,952)	1,243,337	—	(1,243,337)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $137,851.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $15,490,642.

AQR Funds	Semi-Annual Report	June 2014	231

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR RISK BALANCED COMMODITIES STRATEGY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$550,272	$(38,171)	$512,101	$ —	$ —	$512,101
CitiBank	Total Return Swap Contracts	4,182,305	(4,182,305)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	3,023,953	(2,030,820)	993,133	—	—	993,133
Goldman Sachs	Futures Contracts	61,642	(61,642)	—	—	—	—
J.P. Morgan	Futures Contracts	708,406	(708,406)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		8,526,578	(7,021,344)	1,505,234	—	—	1,505,234

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a )	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$38,171	$(38,171)	$—	$ —	$—	$—
CitiBank	Total Return Swap Contracts	4,675,487	(4,182,305)	493,182	—	(493,182)	—
Deutsche Bank	Total Return Swap Contracts	2,030,820	(2,030,820)	—	—	—	—
Goldman Sachs	Futures Contracts	62,893	(61,642)	1,251	—	(1,251)	—
J.P. Morgan	Futures Contracts	746,588	(708,406)	38,182	—	(38,182)	—
Total financial instruments subject to a master netting agreement or similar arrangement		7,553,959	(7,021,344)	532,615	—	(532,615)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $8,804,289.

232	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR RISK PARITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$2,061,597	$—	$2,061,597	$ —	$(1,690,000)	$371,597
Barclays Capital	Futures Contracts	3,119,888	$(847,111)	2,272,777	—	—	2,272,777
	Total Return Swap Contracts	531,403	(199,395)	332,008	—	—	332,008
CitiBank	Credit Default Swap Contracts	34,761,938	(131,356)	34,630,582
	Interest Rate Swap Contracts	10,632,042	(2,221,393)	8,410,649
	Total Credit Default and Interest Rate Swap Contracts	45,393,980	(2,352,749)	43,041,231		(19,386,234)	23,654,997
	Total Return Swap Contracts	6,203,780	(7,592,258)	(1,388,478)		—	(1,388,478)
	Total CitiBank	51,597,760	(9,945,007)	41,652,753	—	(19,386,234)	22,266,519
Credit Suisse	Forward Foreign Currency Exchange Contracts	1,186,527	(1,186,527)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	58,648	(58,648)	—	—	—	—
Goldman Sachs	Futures Contracts	121,104	—	121,104	—	—	121,104
J.P. Morgan	Futures Contracts	310,117	—	310,117	—	—	310,117
Merrill Lynch	Total Return Swap Contracts	13,731,764	(7,598,457)	6,133,307	—	—	6,133,307
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	284,726	(284,726)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,314,039	(1,314,039)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		74,317,573	(21,433,910)	52,883,663	—	(21,076,234)	31,807,429

AQR Funds	Semi-Annual Report	June 2014	233

Notes to Financial Statements (Unaudited)	June 30, 2014

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Barclays Capital	Futures Contracts	$847,111	$(847,111)	$—	$ —	$—	$—
	Total Return Swap Contracts	199,395	(199,395)	—	—	—	—
CitiBank	Credit Default Swap Contracts	131,356	(131,356)
	Interest Rate Swap Contracts	2,221,393	(2,221,393)
	Total Return Swap Contracts	7,592,258	(7,592,258)
	Total CitiBank	9,945,007	(9,945,007)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	1,362,416	(1,186,527)	175,889	—	(2)	175,887
Deutsche Bank	Total Return Swap Contracts	398,757	(58,648)	340,109	—	(200,000)	140,109
Merrill Lynch	Total Return Swap Contracts	7,598,457	(7,598,457)	—	—	—	—
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	431,090	(284,726)	146,364	—	(146,364)	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,453,827	(1,314,039)	139,788	—	(139,788)	—
Total financial instruments subject to a master netting agreement or similar arrangement		22,236,060	(21,433,910)	802,150	—	(486,154)	315,996

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $330,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $56,603,834.

234	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR RISK PARITY II MV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$36,395	$(302)	$36,093	$ —	$—	$36,093
Barclays Capital	Futures Contracts	449,453	(132,973)	316,480	—	—	316,480
	Total Return Swap Contracts	14,270	(220)	14,050	—	(14,050)	—
	Total Barclays Capital	463,723	(133,193)	330,530	—	(14,050)	316,480
CitiBank	Total Return Swap Contracts	121,408	(121,408)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	235	(235)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	1,631,354	(793,258)	838,096	—	—	838,096
Goldman Sachs	Futures Contracts	86,364	(86,364)	—	—	—	—
	Total Return Swap Contracts	52,407	(52,407)	—	—	—	—
	Total Goldman Sachs	138,771	(138,771)	—	—	—	—
J.P. Morgan	Futures Contracts	948,912	(502,576)	446,336	—	—	446,336
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	3,027	(3,027)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		3,343,825	(1,692,770)	1,651,055	—	(14,050)	1,637,005

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$302	$(302)	$—	$ —	$—	$—
Barclays Capital	Futures Contracts	132,973	(132,973)	—	—	—	—
	Total Return Swap Contracts	220	(220)	—	—	—	—
	Total Barclays Capital	133,193	(133,193)	—	—	—	—
CitBank	Total Return Swap Contracts	262,570	(121,408)	141,162	—	(141,162)	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	91,627	(235)	91,392	—	—	91,392
Deutsche Bank	Total Return Swap Contracts	793,258	(793,258)	—	—	—	—
Goldman Sachs	Futures Contracts	135,880	(86,364)	49,516	—	(49,516)	—
	Total Return Swap Contracts	56,666	(52,407)	4,259	—	(4,259)	—
	Total Goldman Sachs	192,546	(138,771)	53,775	—	(53,775)	—
J.P. Morgan	Futures Contracts	502,576	(502,576)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	103,178	(3,027)	100,151	—	(1)	100,150
Total financial instruments subject to a master netting agreement or similar arrangement		2,079,250	(1,692,770)	386,480	—	(194,938)	191,542

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $5,950.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $6,761,764.

AQR Funds	Semi-Annual Report	June 2014	235

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR RISK PARITY II HV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$66,657	$(603)	$66,054	$ —	$—	$66,054
Barclays Capital	Futures Contracts	335,023	(100,586)	234,437	—	—	234,437
	Total Return Swap Contracts	16,060	—	16,060	—	(16,060)	—
	Total Barclays Capital	351,083	(100,586)	250,497	—	(16,060)	234,437
CitiBank	Total Return Swap Contracts	132,950	(132,950)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	200	(200)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	1,116,991	(587,670)	529,321	—	—	529,321
Goldman Sachs	Futures Contracts	92,132	(70,832)	21,300	—	—	21,300
	Total Return Swap Contracts	30,629	(30,629)	—	—	—	—
	Total Goldman Sachs	122,761	(101,461)	21,300	—	—	21,300
J.P. Morgan	Futures Contracts	656,645	(321,401)	335,244	—	—	335,244
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,452	(1,452)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		2,448,739	(1,246,323)	1,202,416	—	(16,060)	1,186,356

236	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$603	$(603)	$—	$—	$—	$—
Barclays Capital	Futures Contracts	100,586	(100,586)	—	—	—	—
	Reverse Repurchase Agreements	4,502,875	—	4,502,875	(4,412,875)	(90,000)	—
	Total Barclays Capital	4,603,461	(100,586)	4,502,875	(4,412,875)	(90,000)	—
BNP Paribas Corp.	Reverse Repurchase Agreements	9,166,500	—	9,166,500	(9,166,500)	—	—
CitiBank	Total Return Swap Contracts	262,106	(132,950)	129,156	—	(129,156)	—
	Reverse Repurchase Agreements	5,566,250	—	5,566,250	(5,566,250)	—	—
	Total CitBank	5,828,356	(132,950)	5,695,406	(5,566,250)	(129,156)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	67,458	(200)	67,258	—	—	67,258
Deutsche Bank	Total Return Swap Contracts	587,670	(587,670)	—	—	—	—
Goldman Sachs	Futures Contracts	70,832	(70,832)	—	—	—	—
	Total Return Swap Contracts	37,726	(30,629)	7,097	—	(7,097)	—
	Total Goldman Sachs	108,558	(101,461)	7,097	—	(7,097)	—
J.P. Morgan	Futures Contracts	321,401	(321,401)	—	—	—	—
	Reverse Repurchase Agreements	4,247,750	—	4,247,750	(4,247,750)	—	—
	Total J.P. Morgan	4,569,151	(321,401)	4,247,750	(4,247,750)	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	71,203	(1,452)	69,751	—	(10,001)	59,750
Total financial instruments subject to a master netting agreement or similar arrangement		25,002,960	(1,246,323)	23,756,637	(23,393,375)	(236,254)	127,008

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $83,940.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,568,355.

AQR Funds	Semi-Annual Report	June 2014	237

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR MULTI-STRATEGY ALTERNATIVE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$3,132,288	(387,635)	$2,744,653	$ —	$(1,590,000)	$1,154,653
Barclays Capital	Futures Contracts	1,249,644	(1,249,644)	—	—	—	—
CitiBank	Credit Default Swap Contracts	3,544,415	(185,269)	3,359,146	—	(908,240)	2,450,906
	Total Return Swap Contracts	1,493,694	(239,371)	1,254,323	—	—	1,254,323
	Total CitiBank	5,038,109	(424,640)	4,613,469	—	(908,240)	3,705,229
Credit Suisse	Forward Foreign Currency Exchange Contracts	12,908,003	(5,736,127)	7,171,876	—	(7,171,876)	—
Deutsche Bank	Total Return Basket Swaps Contracts	7,233,679
	Total Return Swap Contracts	2,388,992
	Total Deutsche Bank	9,622,671	(3,413,925)	6,208,746	—	—	6,208,746
Goldman Sachs	Futures Contracts	2,522,511	(392,135)	2,130,376	—	—	2,130,376
J.P. Morgan	Futures Contracts	3,719,188	(3,719,188)	—	—	—	—
Merrill Lynch	Total Return Swap Contracts	2,055,942	(2,055,942)	—	—	—	—
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	1,541,107	(155,831)	1,385,276	—	—	1,385,276
Morgan Stanley Capital Services, Inc.	Total Return Basket Swaps Contracts	67,576,169	(1,144,450)	66,431,719	—	—	66,431,719
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	13,026,849	(5,995,636)	7,031,213	—	(3,480,000)	3,551,213
Total financial instruments subject to a master netting arrangement or similar arrangement		122,392,481	(24,675,153)	97,717,328	—	(13,150,116)	84,567,212

238	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Basket Swaps Contracts	94,408
	Total Return Swap Contracts	293,227
	Total Bank of America	$387,635	$(387,635)	$—	$ —	$—	$ —
Barclays Capital	Futures Contracts	6,448,283	(1,249,644)	5,198,639	—	(5,198,639)	—
CitiBank	Credit Default Swap Contracts	185,269	(185,269)	—	—	—	—
	Total Return Swap Contracts	239,371	(239,371)	—	—	—	—
	Total CitiBank	424,640	(424,640)	—	—	—	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	5,736,127	(5,736,127)	—	—	—	—
Deutsche Bank	Total Return Basket Swaps Contracts	1,758,858
	Total Return Swap Contracts	1,655,067
	Total Deutsche Bank	3,413,925	(3,413,925)	—	—	—	—
Goldman Sachs	Futures Contracts	392,135	(392,135)	—	—	—	—
	Total Return Swap Contracts	84,473	—	84,473	—	(84,473)	—
	Total Goldman Sachs	476,608	(392,135)	84,473	—	(84,473)	—
J.P. Morgan	Futures Contracts	9,520,365	(3,719,188)	5,801,177	—	(5,801,177)	—
Merrill Lynch	Total Return Swap Contracts	2,669,615	(2,055,942)	613,673	—	(613,673)	—
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	155,831	(155,831)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Total Return Basket Swaps Contracts	1,144,450	(1,144,450)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	5,995,636	(5,995,636)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		36,373,115	(24,675,153)	11,697,962	—	(11,697,962)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $2,008,124.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $339,198,089.

AQR Funds	Semi-Annual Report	June 2014	239

AQR STYLE PREMIA ALTERNATIVE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$1,865,208	$(988,237)	$876,971	$ —	$—	$876,971
Barclays Capital	Futures Contracts	3,522,279	(3,442,011)	80,268	—	—	80,268
	Total Return Swap Contracts	823,055	(823,055)	—	—	—	—
	Total Barclays Capital	4,345,334	(4,265,066)	80,268	—	—	80,268
CitiBank	Total Return Swap Contracts	574,847	—	574,847	—	—	574,847
Credit Suisse	Forward Foreign Currency Exchange Contracts	8,359,770	(6,598,842)	1,760,928	—	(1,760,928)	—
Deutsche Bank	Total Return Swap Contracts	858,639	(858,639)	—	—	—	—
Goldman Sachs	Futures Contracts	952,540	(952,540)	—	—	—	—
	Total Return Basket Swaps Contracts	25,493,969	(2,224,588)	23,269,381	—	—	23,269,381
	Total Goldman Sachs	26,446,509	(3,177,128)	23,269,381	—	—	23,269,381
J.P. Morgan	Futures Contracts	5,095,111	(4,044,389)	1,050,722	—	—	1,050,722
Total financial instruments subject to a master netting arrangement or similar arrangement		47,545,418	(19,932,301)	27,613,117	—	(1,760,928)	25,852,189

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b )	NET AMOUNT
Bank of America	Total Return Swap Contracts	$988,237	$(988,237)	$—	$ —	$—	$—
Barclays Capital	Futures Contracts	3,442,011	(3,442,011)	—	—	—	—
	Total Return Swap Contracts	972,828	(823,055)	149,773	—	(149,773)	—
	Total Barclays Capital	4,414,839	(4,265,066)	149,773	—	(149,773)	—
Credit Suisse	Forward Foreign Currency Exchange Contracts	6,598,842	(6,598,842)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	1,558,787	(858,639)	700,148	—	—	700,148
Goldman Sachs	Futures Contracts	1,789,243	(952,540)	836,703	—	(836,703)	—
	Total Return Basket Swaps Contracts	2,149,948
	Total Return Swap Contracts	74,640
	Total Swap Contracts	2,224,588	(2,224,588)	—	—	—	—
	Total Goldman Sachs	4,013,831	(3,177,128)	836,703	—	(836,703)	—
J.P. Morgan	Futures Contracts	4,044,389	(4,044,389)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		21,618,925	(19,932,301)	1,686,624	—	(986,476)	700,148

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $1,379,072.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $135,439,000.

240	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

For the period ended June 30, 2014, the quarterly average values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure

	AQR DIVERSIFIED ARBITRAGE FUND	AQR LONG- SHORT EQUITY FUND	AQR GLOBAL MACRO FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Futures Contracts:
Average Notional Balance Long	$—	$4,477,339	$122,471,680	$17,706,940,696	$413,336,827	$23,061,502
Average Notional Balance Short	806,623,651	230,902	297,426,611	12,785,424,312	248,980,040	13,787,668
Ending Notional Balance Long	—	6,295,270	122,471,680	23,026,660,249	854,904,580	31,929,241
Ending Notional Balance Short	919,063,787	265,535	297,426,611	10,920,351,552	399,331,815	17,741,443
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	29,129,889	2,261,017	23,198,750	10,246,800,387	219,205,365	—
Average Settlement Value Sold	107,555,401	162,916	23,381,088	9,779,252,340	193,179,050	—
Ending Value Purchased	26,330,147	2,952,678	23,198,750	9,945,946,208	383,286,019	—
Ending Value Sold	86,435,143	314,513	23,381,088	8,047,882,360	309,361,187	—
Exchange-Traded Options:
Average Number of Contracts Written	8,973	—	—	—	—	—
Ending Number of Contracts Written	9,179	—	—	—	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	334,733,333	—	—	—	—	—
Average Notional Balance—Sell Protection	116,037,500	—	—	—	—	—
Ending Notional Balance—Buy Protection	337,800,000	—	—	—	—	—
Ending Notional Balance—Sell Protection	26,325,000	—	—	—	—	—
Total Return Swaps:
Average Notional Balance Long	—	247,399	8,570,356	3,591,997,327	101,382,417	153,630,958
Average Notional Balance Short	—	—	4,249,310	1,879,832,879	49,777,408	85,481,527
Ending Notional Balance Long	—	292,290	8,570,356	5,033,426,846	225,882,886	224,089,510
Ending Notional Balance Short	—	—	4,249,310	1,433,445,731	73,744,204	105,895,519
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	205,113,930	—	—	—
Average Notional Balance—Receives Fixed rate	—	—	230,688,153	—	—	—
Ending Notional Balance—Pays Fixed Rate	—	—	205,113,930	—	—	—
Ending Notional Balance—Receives Fixed Rate	—	—	230,688,153	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	880,131,086	20,202,665	—	—	—	—
Average Notional of Underlying Positions—Short	669,115,474	18,720,528	—	—	—	—
Ending Notional Balance—Long	192,501,804	26,374,799	—	—	—	—
Ending Notional Balance—Short	63,136,474	24,542,996	—	—	—	—

AQR Funds	Semi-Annual Report	June 2014	241

Notes to Financial Statements (Unaudited)	June 30, 2014

	AQR RISK PARITY FUND	AQR RISK PARITY II MV FUND	AQR RISK PARITY II HV FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE FUND
Futures Contracts:
Average Notional Balance Long	$533,564,087	$97,307,110	$68,052,268	$1,870,259,128	$2,714,643,718
Average Notional Balance Short	78,540,888	8,736,513	6,002,131	2,812,394,881	1,886,552,005
Ending Notional Balance Long	347,799,166	145,769,562	83,880,133	1,852,722,581	3,363,605,304
Ending Notional Balance Short	—	13,108,978	7,804,786	2,880,438,119	1,857,954,270
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	270,783,460	1,406,269	738,200	1,481,692,072	446,047,688
Average Settlement Value Sold	297,567,928	13,997,569	11,606,339	1,612,285,176	532,184,835
Ending Value Purchased	332,265,585	856,201	434,818	1,537,642,967	605,024,770
Ending Value Sold	315,799,332	19,407,860	13,953,201	1,573,634,574	707,625,132
Exchange-Traded Options:
Average Number of Contracts Written	—	—	—	1,432	—
Ending Number of Contracts Written	—	—	—	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	84,040,251	—	—	35,012,500	—
Average Notional Balance—Sell Protection	778,608,051	—	—	31,708,333	—
Ending Notional Balance—Buy Protection	1,500,000	—	—	9,200,000	—
Ending Notional Balance—Sell Protection	710,390,544	—	—	40,475,000	—
Total Return Swaps:
Average Notional Balance Long	1,043,260,917	55,721,503	62,362,460	761,244,619	528,446,499
Average Notional Balance Short	459,109,254	21,705,170	17,385,194	516,887,635	348,536,685
Ending Notional Balance Long	1,268,761,353	93,079,646	89,097,664	915,024,419	459,610,206
Ending Notional Balance Short	311,066,537	26,658,010	19,898,543	419,619,722	417,556,357
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	363,369,564	—	—	—	—
Average Notional Balance—Receives Fixed rate	659,397,730	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	143,938,678	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	415,339,968	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	1,960,551,540	630,375,552
Average Notional of Underlying Positions—Short	—	—	—	1,486,755,399	506,762,214
Ending Notional Balance—Long	—	—	—	1,991,258,356	731,992,216
Ending Notional Balance—Short	—	—	—	1,618,954,068	592,603,301

8. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, or an Investment Management Agreement, dated June 10, 2010, as amended, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor

242	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

provides persons satisfactory to the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor an Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Diversified Arbitrage Fund	1.00%
AQR Long-Short Equity Fund	1.10
AQR Global Macro Fund	1.25
AQR Managed Futures Strategy Fund	1.05
AQR Managed Futures Strategy HV Fund	1.45
AQR Risk-Balanced Commodities Strategy Fund	0.80	*
AQR Risk Parity Fund	0.75	**
AQR Risk Parity II MV Fund	0.75	***
AQR Risk Parity II HV Fund	0.95	****
AQR Multi-Strategy Alternative Fund	1.80	*****
AQR Style Premia Alternative Fund	1.35

**	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
***	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.
****	The AQR Risk Parity II HV Fund Advisory Fee is based on three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.

Prior to May 1, 2014, the following Funds paid the Advisor an Advisory fee calculated on the average daily net assets for each Fund in the annual ratios below:

*	The AQR Risk-Balanced Commodities Strategy Fund Advisory Fee was based on the following three tier structure. The first tier charges 0.60% on the first $1 billion of net assets; the second tier charges 0.575% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.55% on net assets in excess of $3 billion.
***	The AQR Risk Parity II MV Fund Advisory Fee was based on the following three tier structure. The first tier charges 0.50% on the first $1 billion of net assets; the second tier charges 0.475% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.45% on net assets in excess of $3 billion.
****	The AQR Risk Parity II HV Fund Advisory Fee was based on the following three tier structure. The first tier charges 0.70% on the first $1 billion of net assets; the second tier charges 0.675% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.65% on net assets in excess of $3 billion.
*****	The AQR Multi-Strategy Alternative Fund Advisory Fee was based on the following two tier structure. The first tier charges 1.85% on the first $1 billion of net assets and the second tier charges 1.80% on net assets in excess of $1 billion.

AQR Funds	Semi-Annual Report	June 2014	243

Notes to Financial Statements (Unaudited)	June 30, 2014

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2015, unless otherwise noted. The Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N
AQR Diversified Arbitrage Fund	1.20%	1.50%
AQR Long-Short Equity Fund	1.30	1.55
AQR Global Macro Fund*	1.45	1.70
AQR Managed Futures Strategy Fund	1.25	1.50
AQR Managed Futures Strategy HV Fund	1.65	1.90
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25
AQR Risk Parity Fund	0.95	1.20
AQR Risk Parity II MV Fund	0.95	1.20
AQR Risk Parity II HV Fund	1.15	1.40
AQR Multi-Strategy Alternative Fund	1.98	2.23
AQR Style Premia Alternative Fund	1.50	1.75

*	This arrangement will continue at least through April 30, 2016 for Class I and Class N.

Prior to May 1, 2014, the Fee Waiver and Expense Reimbursement Agreement for the AQR Risk-Balanced Commodities Strategy Fund was as follows:

FUND	CLASS I	CLASS N
AQR Risk-Balanced Commodities Strategy Fund	1.05%	1.30%

For the period ended June 30, 2014 the Funds’ Advisor waived fees and/or reimbursed expenses for each of the Funds as follows:

	AQR LONG SHORT EQUITY FUND	AQR GLOBAL MACRO FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR RISK BALANCED COMMODITIES STRATEGY FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$60,364	$59,796	$100,783	$80,404
Expense reimbursements	33,383	1,345	5,097	—
Total	$93,747	$61,141	$105,880	$80,404

	AQR RISK PARITY FUND	AQR RISK PARITY II MV FUND	AQR RISK PARITY II HV FUND	AQR MULTI-STRATEGY ALTERNATIVE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$—	$63,126	$82,527	$84,795
Expense reimbursements	793	—	—	13,301
Total	$793	$63,126	$82,527	$98,096

244	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

AQR STYLE PREMIA ALTERNATIVE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$—
Expense reimbursements	5,837
Total	$5,837

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended June 30, 2014, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at June 30, 2014 are as follows:

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED JUNE 30, 2014	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2014	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2014	2015	2016	2017
AQR DIVERSIFIED ARBITRAGE FUND
Class I	$—	$1,139,574	$911,984	$227,590	$—	$—
Class N	—	—	—	—	—	—

Totals	$—	$1,139,574	$911,984	$227,590	$—	$—

AQR LONG-SHORT EQUITY FUND
Class I	$83,434	$165,087	$—	$—	$81,653	$83,434
Class N	10,313	32,094	—	—	21,781	10,313

Totals	$93,747	$197,181	$—	$—	$103,434	$93,747

AQR GLOBAL MACRO FUND
Class I	$58,772	$58,772	$—	$—	$—	$58,772
Class N	2,369	2,369	—	—	—	2,369

Totals	$61,141	$61,141	$—	$—	$—	$61,141

AQR MANAGED FUTURES STRATEGY FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	—	241,294	161,636	77,598	2,060	—

Totals	$—	$241,294	$161,636	$77,598	$2,060	$—

AQR Funds	Semi-Annual Report	June 2014	245

Notes to Financial Statements (Unaudited)	June 30, 2014

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED JUNE 30, 2014	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2014	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2014	2015	2016	2017

AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$95,229	$275,599	$—	$—	$180,370	$95,229
Class N	10,651	27,360	—	—	16,709	10,651

Totals	$105,880	$302,959	$—	$—	$197,079	$105,880

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$68,346	$400,540	$—	$181,810	$150,384	$68,346
Class N	12,058	48,753	—	19,100	17,595	12,058

Totals	$80,404	$449,293	$—	$200,910	$167,979	$80,404

AQR RISK PARITY FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	793	132,290	96,564	34,933	—	793

Totals	$793	$132,290	$96,564	$34,933	$—	$793

AQR RISK PARITY II MV FUND
Class I	$50,928	$284,119	$—	$102,338	$130,853	$50,928
Class N	12,198	84,158	—	13,557	58,403	12,198

Totals	$63,126	$368,277	$—	$115,895	$189,256	$63,126

AQR RISK PARITY II HV FUND
Class I	$58,857	$280,188	$—	$79,653	$141,678	$58,857
Class N	23,670	155,685	—	36,272	95,743	23,670

Totals	$82,527	$435,873	$—	$115,925	$237,421	$82,527

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$80,711	$1,117,621	$322,982	$449,951	$263,977	$80,711
Class N	17,385	172,243	59,491	55,557	39,810	17,385

Totals	$98,096	$1,289,864	$382,473	$505,508	$303,787	$98,096

AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	5,837	15,509	—	—	9,672	5,837

Totals	$5,837	$15,509	$—	$—	$9,672	$5,837

During the period ended June 30, 2014, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N
AQR Diversified Arbitrage Fund	$87,780	$—
AQR Managed Futures Strategy Fund	—	145,839
AQR Style Premia Alternative Fund	$115,604	$—

246	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

Pursuant to the Sub-Advisory Agreements between the Sub-Advisor, the Advisor and the Trust, the Advisor will pay the Sub-Advisor an annual fee, payable monthly, at the annual rate of 1.00% and 0.35% of the average daily nets assets for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, respectively.

J.P. Morgan Chase Bank, N.A, serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Diversified Arbitrage Fund and the AQR Style Premia Alternative Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

During the period ended June 30, 2014, the Advisor contributed $194,737 into the AQR Risk-Balanced Commodities Strategy Fund for a loss incurred due to a trade processing error. During the period ended June 30, 2014, the Advisor will contribute $2,459 and $1,630 into the AQR Diversified Arbitrage Fund and AQR Risk Parity Fund respectively, for the losses incurred due to the trade processing errors. The impact of the Advisor’s contributions on the Fund’s total return was immaterial. This amount has been included in realized gain (loss) on investments on the Statement of Operations.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

10. Shareholder Servicing Agreements

Prior to May 1, 2014, pursuant to a Shareholder Services Agreement between the Trust (excluding the AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund) and the Advisor, the Advisor provided a wide range of services to the Funds and their shareholders. These services included, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund information. Under this agreement the Advisor received an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N
AQR Risk-Balanced Commodities Strategy Fund	0.25%	0.25%
AQR Risk Parity II MV Fund	0.25	0.25
AQR Risk Parity II HV Fund	0.25	0.25

In addition, the Advisor may, from time to time, have compensated third parties (including financial intermediaries) from the fees the Advisor receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended June 30, 2014, were as follows:

FUND	CLASS I	CLASS N
AQR Risk-Balanced Commodities Strategy Fund	$25,097	$3,443
AQR Risk Parity II MV Fund	35,487	7,119
AQR Risk Parity II HV Fund	22,288	7,985

Effective May 1, 2014, the AQR Risk-Balanced Commodities Strategy, the AQR Risk Parity II MV, and the AQR Risk Parity II HV Funds’ contractual advisory fee and shareholder servicing fee were bundled into one contractual management fee.

AQR Funds	Semi-Annual Report	June 2014	247

Notes to Financial Statements (Unaudited)	June 30, 2014

11. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be the Funds’ best interest to do so.

The counterparties to the Funds’ with respect to the following transactions: securities sold short, currency forward, futures, option and swap contracts and reverse repurchase agreements, include clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

248	AQR Funds	Semi-Annual Report	June 2014

Notes to Financial Statements (Unaudited)	June 30, 2014

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Securities sold short represent obligations of the Fund to deliver specified securities at a future date and thereby create a liability to repurchase the securities at prevailing future market prices. Accordingly, these transactions result in off- balance-sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold short may exceed the amount recognized in the Statement of Assets and Liabilities.

As of June 30, 2014, the AQR Diversified Arbitrage Fund and the AQR Style Premia Alternative Fund pledged a substantial portion of their assets for securities sold short to State Street Bank and Trust Company, and AQR Multi-Strategy Alternative Fund pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

12. Line of Credit

Effective February 28, 2014 and terminating on February 27, 2015, the Trust had renewed a committed $200,000,000 syndicated line of credit with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bore interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, investments of the responsible Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. For the period ended June 30, 2014, the funds did not have any outstanding borrowings under this agreement.

13. Principal Ownership

As of June 30, 2014, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Long-Short Equity Fund*	4	41.09%
AQR Global Global Macro Fund*	4	89.49%
AQR Risk Parity II MV Fund	1	43.34%
AQR Risk Parity II HV Fund*	3	36.55%
AQR Style Premia Alternative Fund	1	70.50%

*	A majority of the percentage shown is owned by the Advisor and its affiliates.

AQR Funds	Semi-Annual Report	June 2014	249

Notes to Financial Statements (Unaudited)	June 30, 2014

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s Performance.

14. New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those periods. Management is currently assessing the impact of ASU 2014-11 but does not believe the adoption will have a material impact on the Funds’ financial statements.

15. Subsequent Events

On July 25, 2014, one shareholder redeemed their investment in the AQR Style Premia Alternative Fund. The redemption represented 70.5% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $52,771,157. The realized gain (loss) associated with the portion redeemed in-kind was $19,331,459.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that, other than the items listed above, there are no material events that would require accrual or disclosure.

250	AQR Funds	Semi-Annual Report	June 2014

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 6/30/14” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/14

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,011.90	1.20%	$5.99
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class N
Actual Return	$1,000.00	$1,011.00	1.43%	$7.13
Hypothetical Return	$1,000.00	$1,017.70	1.43%	$7.15

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$1,048.00	1.30%	$6.60
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

Class N
Actual Return	$1,000.00	$1,046.00	1.55%	$7.86
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

AQR Funds	Semi-Annual Report	June 2014	251

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/14

AQR Global Macro Fund

Class I (1)
Actual Return	$1,000.00	$965.00	1.45%	$3.24	(a)
Hypothetical Return	$1,000.00	$1,017.60	1.45%	$7.25

Class N (1)
Actual Return	$1,000.00	$965.00	1.70%	$3.80	(a)
Hypothetical Return	$1,000.00	$1,016.36	1.70%	$8.50

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$948.10	1.21%	$5.84
Hypothetical Return	$1,000.00	$1,018.79	1.21%	$6.06

Class N
Actual Return	$1,000.00	$946.70	1.50%	$7.24
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$923.10	1.65%	$7.87
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

Class N
Actual Return	$1,000.00	$922.20	1.90%	$9.06
Hypothetical Return	$1,000.00	$1,015.37	1.90%	$9.49

AQR Risk-Balanced Commodities Strategy Fund (b)

Class I
Actual Return	$1,000.00	$1,144.80	1.03%	$5.48
Hypothetical Return	$1,000.00	$1,019.69	1.03%	$5.16

Class N
Actual Return	$1,000.00	$1,142.70	1.27%	$6.75
Hypothetical Return	$1,000.00	$1,018.50	1.27%	$6.36

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$1,108.60	0.90%	$4.71
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

Class N
Actual Return	$1,000.00	$1,107.80	1.20%	$6.27
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,095.80	0.95%	$4.94
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,095.10	1.20%	$6.23
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

252	AQR Funds	Semi-Annual Report	June 2014

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/14

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$1,148.90	1.15%	$6.13
Hypothetical Return	$1,000.00	$1,019.09	1.15%	$5.76

Class N
Actual Return	$1,000.00	$1,147.10	1.40%	$7.45
Hypothetical Return	$1,000.00	$1,017.85	1.40%	$7.00

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$995.90	1.98%	$9.80
Hypothetical Return	$1,000.00	$1,014.98	1.98%	$9.89

Class N
Actual Return	$1,000.00	$994.90	2.23%	$11.03
Hypothetical Return	$1,000.00	$1,013.74	2.23%	$11.13

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$1,016.70	1.50%	$7.50
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50

Class N
Actual Return	$1,000.00	$1,015.70	1.75%	$8.70
Hypothetical Return	$1,000.00	$1,016.17	1.75%	$8.70

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).
(1)	Commencment of operations was April 8, 2014.
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 80/365 (to reflect the one-half year period unless stated otherwise).
(b)	Effective May1, 2014, the expense caps were changed for the Fund. Had these expense rates been in effect throughout the entire most recent fiscal half-year, the corresponding table above would have read as follows:

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/14	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/14

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$1,144.80	1.05%	$5.58
Hypothetical Return	$1,000.00	$1,019.59	1.05%	$5.26

Class N
Actual Return	$1,000.00	$1,142.70	1.30%	$6.91
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

AQR Funds	Semi-Annual Report	June 2014	253

Board Approval of Investment Advisory Agreements (Unaudited)

AQR Global Macro Fund

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on February 20-21, 2014, to consider the approval of the Investment Management Agreement between the Trust, on behalf of the AQR Global Macro Fund (the “Fund”), and AQR Capital Management, LLC (“AQR”) (the “Investment Management Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate call in advance of the in person meeting held on February 20-21, 2014 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in person meeting held on February 20-21, 2014, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management Agreement. These materials included: (1) memoranda and materials provided by AQR, describing the personnel and services to be provided to the Fund; (2) performance information for strategies and model portfolios relevant to the consideration of the Investment Management Agreement; (3) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Fund’s proposed fees and expenses; (4) a discussion of the financial information of AQR; and (5) a discussion of the compliance program and the regulatory exam history of AQR. AQR is referred to herein as the “Adviser,” as applicable.

At the in person meeting held on February 20-21, 2014, the Board, including the Independent Board Members, unanimously approved the Investment Management Agreement for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Fund’s portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management Agreement:

The Nature, Extent and Quality of the Services to be Provided by the Adviser. The Board Members reviewed the services that the Adviser would provide to the Fund under the Investment Management Agreement. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Fund’s stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services to be provided to the Fund, the Board Members took into account discussions they had with officers of the Adviser regarding the management of the Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Fund. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and proposed implementation of the Fund’s investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the Fund, the Board Members considered that the Adviser also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the Fund by the Adviser.

Finally, the Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the Fund by the Adviser pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the Fund.

254	AQR Funds	Semi-Annual Report	June 2014

Board Approval of Investment Advisory Agreements (Unaudited)

Investment Performance and the Adviser’s Portfolio Management. Because the Fund is newly formed, the Board did not consider the investment performance of the Fund. The Board based its review of the Adviser’s performance primarily on the experience of the Adviser in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Fund. The Board also considered the experience, resources and strengths of the Adviser with respect to the investment strategies proposed for the Fund. Based on these factors, the Board Members determined that the Adviser would be an appropriate investment adviser for the Fund.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the Fund. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Fund to the Adviser pursuant to the Investment Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the Fund.

To assist in this analysis, the Board received a report independently prepared by Morningstar. The report showed comparative fee information for the Fund’s Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses.

The Board also received and reviewed information regarding the expected profitability of the Adviser with respect to Fund-related activities at an assumed asset level. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Fund and attract and retain high quality employees.

Based on their review of the materials presented at the Meetings, the Board concluded that the proposed management fees are reasonable.

Economies of Scale. Because the Fund is newly formed and had not commenced operations as of February 20-21, 2014, and the eventual aggregate amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Board Members with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Adviser presented information to show that the fees were set at a level that is competitive relative to comparable funds of an anticipated size. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall out” benefits that the Adviser or its affiliates may derive from its relationship with the Fund, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed advisory fee rates, management fee rate and projected total expense ratios are reasonable in relation to the services to be provided by the Adviser to the Fund, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, all of the Board Members, including the Independent Board Members, approved the Investment Management Agreement with respect to the Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2014	255

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: aqrfunds.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
Date:	August 29, 2014

By:	/s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
Date:	August 29, 2014